UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                               FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                           Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                               Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   September 30, 2016

EXPLANATORY NOTE: This filing covers the Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Hedged Plus Fund, the Gotham Index Plus Fund, the Gotham Institutional Value Fund, the Gotham Neutral Fund, the Gotham Total Return Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Core Fund, the Gotham Index Core Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund and the Gotham Defensive Long 500 Fund, each of which has declared September 30 as its fiscal year end.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced Return Fund

Gotham Enhanced 500 Fund

Gotham Enhanced 500 Core Fund

Gotham Neutral Fund

Gotham Index Plus Fund

Gotham Index Core Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Institutional Value Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Total Return Fund

Institutional Class Shares

ANNUAL REPORT

September 30, 2016

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

Annual Investment Adviser’s Report

September 30, 2016

(Unaudited)

Dear Shareholder,

Gotham currently offers several value-focused mutual funds. Gotham’s mutual funds share the same investment philosophy, process and research but differ in terms of their market cap universe and gross and net exposures. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500. Within the large-cap universe Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us…eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have well over 50 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds generally invest in the cheapest companies and short the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Performance

Performance for the annual period from October 1, 2015 – September 30, 2016 was positive for all funds except Gotham Neutral Fund (GONIX). Performance was driven by a strong long portfolio which generated positive returns generally in line with the market. The short book however, continued to be challenged and posted positive returns as well, detracting from overall performance.

Annual Investment Adviser’s Report (Continued)

September 30, 2016

(Unaudited)

All-Cap Funds

Gotham Absolute Return Fund (GARIX)

Gotham Enhanced Return Fund (GENIX)

Gotham Neutral Fund (GONIX)

Question: How did the all-cap funds perform during the reporting period?

Gotham Absolute Return Fund (GARIX), which currently targets a net long equity exposure between 50%-60% by being approximately 120% long by 60% short, returned +3.1% for the period. Gotham Enhanced Return Fund (GENIX), which currently targets a net long equity exposure of 100% by being approximately 170% long by 70% short, returned +8.2% for the period. Gotham Neutral Fund (GONIX), which seeks minimal correlation to the general stock market, returned -0.2% for the period.

Question: What drove fund performance during the reporting period?

Our long portfolios contributed positively to performance for the period. The long portfolios for each of the funds (scaled to 100%) performed in line with the market and returned over 14% across the funds. Our short portfolios, however, continued to be challenged as the market remained at what we considered to be elevated levels. The short portfolios of each of the funds, adjusted for leverage, generated positive returns, detracting from overall performance. GARIX and GENIX benefitted from greater net long exposures, and had positive overall returns for the period. However, in the case of GONIX, which has less net long exposure than GARIX or GENIX, short portfolio performance resulted in negative overall returns for the fund.

Question: Which equity market sectors most significantly affected fund performance?

At a sector level, Information Technology and Industrials were the top contributors. On the short side, the same sectors detracted the most. On a net basis, Information Technology was the largest contributor across all three funds. Contrary to what investors may expect from a value manager, stock selection in the Information Technology sector has been a strength across what we do for a long time, both on the long and short sides of the portfolio.

Large-Cap Funds

Gotham Absolute 500 Fund (GFIVX)

Gotham Enhanced 500 Fund (GENFX)

Gotham Total Return Fund (GTRFX)

Gotham Institutional Value Fund (GINVX)

Question: How did the large-cap funds perform during the reporting period?

Gotham Absolute 500 Fund (GFIVX), which currently targets a net long equity exposure between 40%-70% by being approximately 142.5% long by 82.5% short, returned +7.9% over the period. Gotham Enhanced 500 Fund (GENFX), which currently targets a net long equity exposure of 100% by being approximately 185% long by 85% short, returned +14.3% over the period. Gotham Total Return Fund (GTRFX) allocates across other Gotham mutual funds based on the Co-CIOs’ assessment of market conditions. As a result of its underlying allocations, we generally expect the overall net long exposure of GTRFX to be between 40% and 70%. GTRFX returned +9.6% over the period. Gotham Institutional Value Fund (GINVX), a long-only fund which launched on December 31st, 2015, returned +8.7% over the year-to-date period.

Annual Investment Adviser’s Report (Continued)

September 30, 2016

(Unaudited)

Question: What drove fund performance during the reporting period?

Similar to the all-cap funds, the positive performance of the large-cap funds was driven by the long side. For the funds that were live during the full reporting period – GFIVX, GENFX and GTRFX, the long portfolios, adjusted for leverage, returned over 14%. The short portfolio for these funds, adjusted for leverage, generated positive returns thus detracting from overall performance.

Question: Which equity market sectors most significantly affected fund performance?

At a sector level, Information Technology and Industrials contributed the most on the long side. On the short side (for the applicable funds), Information Technology detracted the most followed by Utilities. On a net basis, Information Technology was the largest contributor across all of the large- cap funds.

Index-Based Funds

Gotham Index Plus Fund (GINDX)

Gotham Hedged Plus Fund (GHPLX)

Question: How did the index-based funds perform during the reporting period?

Gotham Index Plus (GINDX) and Gotham Hedged Plus Fund (GHPLX) are comprised of an investment that seeks to closely track a large-cap U.S. equity index plus an investment in an actively managed long/short overlay. The active long/short component is designed to be additive to the index return. We expect the long/short overlay to be uncorrelated with the index return resulting in attractive upside and downside capture ratios over the long-term. Gotham Index Plus Fund (GINDX), which currently targets a 100% net long equity exposure by being approximately 190% long by 90% short (comprised of an index investment and an active long/short overlay), returned +16.1% over the period. Gotham Hedged Plus Fund (GHPLX), launched on March 31st 2016, which currently targets a 60% net long equity exposure by being approximately 150% long by 90% short (comprised of an index investment and an active long/short overlay), returned +0.8% over the year-to-date period.

Question: What drove fund performance during the reporting period?

For GINDX, the long portfolio, adjusted for leverage, outperformed the S&P 500 for the period. The short portfolio, adjusted for leverage, also generated positive returns thus detracting from overall performance.

For GHPLX (which incepted on 3/31/16), the long portfolio, adjusted for leverage, slightly underperformed the S&P 500 for the year-to-date period ending 9/30/16. The short portfolio, adjusted for leverage, also generated positive returns thus detracting from overall performance.

Question: Which equity market sectors most significantly affected fund performance?

For GINDX, at a sector level, Information Technology and Industrials contributed the most on the long side. On the short side, Information Technology detracted the most followed by Utilities. On a net basis, Information Technology was the largest contributor.

For GHPLX, at a sector level, Information Technology and Health Care contributed the most on the long side. On the short side, Energy detracted the most followed by Information Technology. On a net basis, Information Technology was the largest contributor.

Annual Investment Adviser’s Report (Continued)

September 30, 2016

(Unaudited)

New Fund Launches

On September 30, 2016, Gotham launched several new mutual funds primarily in the large-cap space. Within the large-cap active long/short universe, Gotham launched Gotham Enhanced 500 Core Fund (GECFX) and Gotham Absolute 500 Core Fund (GACFX) which are similar to the large-cap active long/short strategies already available but have lower gross exposures. Gotham Enhanced 500 Core Fund (GECFX) currently targets a net long equity exposure of 100% by being approximately 140% long by 40% short and Gotham Absolute 500 Core Fund (GACFX) currently targets a net long equity exposure of 60% by being approximately 110% long by 50% short.

Gotham launched two funds within the large-cap universe that have an index component. Similar to Gotham’s other long/short index based strategies, these two funds are comprised of an investment that seeks to closely track a large-cap U.S. equity index plus an investment in an actively managed long/short overlay. However, the recently launched funds have lower gross exposures than the long/short index based funds already available. The active long/short component is designed to be additive to the index return. We expect the long/short overlay to be uncorrelated with the index return resulting in attractive upside and downside capture ratios over the long-term. Gotham Index Core Fund (GCIDX) currently targets a net long equity exposure of 100% by being approximately 135% long by 35% short (comprised of an index investment and an active long/short overlay). Gotham Hedged Core Fund (GCHDX) currently targets a net long equity exposure of 60% by being approximately 95% long by 35% short (comprised of an index investment and an active long/short overlay).

Gotham also launched two defensive funds. These funds pursue a defensive investment style, meaning they seek to mitigate downside risk in declining markets. Gotham Defensive Long Fund (GDLIX), which selects long and short stock portfolios from a diverse capitalization universe of U.S. stocks, currently targets a net long equity exposure of 100% by being approximately 175% long by 75% short. Gotham Defensive Long 500 Fund (GDLFX), which selects stocks primarily from the S&P 500 universe, currently targets a net long equity exposure of 100% by being approximately 185% long by 85% short.

Current Valuation Levels and Outlook

The S&P 500 and the Russell 1000 stand in approximately the 22nd and 21st percentiles, respectively, toward expensive relative to our 26 year valuation history. From these valuation levels in the past, year-ahead returns have averaged 2-7%1. The Russell 2000 is now in the 23rd percentile toward expensive relative to our research history, corresponding to year forward returns of under 4%1 based on our research history. Valuation percentiles relative to our 26 year history are affected by both changes in the underlying prices of the individual company constituents as well as changes from quarter-to-quarter of individual company fundamentals and their market cap weighted contribution to the index.

Based on our valuation analysis of the underlying constituents of our long and short portfolios, we believe that our all cap and large cap portfolios have the potential to achieve attractive spreads over each of the next two years and that the long portfolios have the potential to outperform the returns we expect from the S&P 500 and the Russell 2000 indexes over the same time period. We share this information to provide insights into our research, and not as a target or a guarantee.

With both stock and bond markets at elevated levels, if the returns from our spreads and our long market exposures meet our positive expectations in the next few years, we would expect these returns to compare quite favorably with most market-related alternatives. In fact, despite the poor relative performance from many active managers over the last several years, the returns from good stock picking could become an even more important source of return going forward as return expectations for both stocks and bonds remain below normal.

Annual Investment Adviser’s Report (Continued)

September 30, 2016

(Unaudited)

The S&P 500 represents well over 80% of the market value of all public companies in the U.S. According to our research, tangible capital (net working capital plus property, plant and equipment) represented well over 56% of the enterprise value (market cap plus net debt) of the companies in the S&P 500 in the early 1990s. Today, only 23% of the combined enterprise value of the companies in the S&P 500 is represented by tangible capital.

In other words, 77% of enterprise value is now intangible with asset light businesses dominating the most valuable companies; good ideas and networks are becoming more important than large factories and the wherewithal to invest in tangible capital assets. Lower demands for capital could be one of the contributing factors to our low interest rate environment. Though stocks should continue to be an attractive relative alternative in a low interest rate environment, lower overall economic growth rates and the increased risks of disruptive competition impact stock valuations in the opposite direction.

Our translation is simple: with elevated equity and bond prices leading to a potentially low return environment, finding businesses that can generate sustainable and growing income streams is an attractive avenue for investors seeking higher returns. In fact, these excess returns from good stock picking, as previously mentioned, could make up an even larger portion of overall returns looking forward.

Luckily for everyone involved, our job remains the same, and it is not to make macroeconomic predictions. It is simply to value our universe of stocks using a disciplined, fundamental process and to buy the cheapest based on these valuations, short the most expensive and to balance our risks so that we can achieve attractive returns over the long term. Currently, our opportunity set for successfully accomplishing this job appears very promising.

Thank you for your investment in the Gotham Funds.

Sincerely,

Joel Greenblatt and Robert Goldstein Managing Principals & Co-Chief Investment Officers Gotham Asset Management, LLC

1  As of October 30, 2016.

Annual Investment Adviser’s Report (Concluded)

September 30, 2016

(Unaudited)

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2016, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains certain information that may constitute “forwardlooking statements,” which can be identified by the use of forwardlooking terminology such as “may,” “expect,” “will,” “hope,” “target,” “believe,” and/or comparable terminology. No assurance, representation, or warranty is made by any person that any of Gotham aims, assumptions, expectations, views objectives, and/or goals will be achieved.

The S&P 500 Index and the Russell 1000 Index are commonly followed equity indices and are generally considered a barometer of the U.S. equity market. The Russell 2000 is a commonly followed equity index and is generally considered a barometer of the U.S. small to mid-capitalization market. Returns for the indices include the reinvestment of income. It is not possible to invest in the indices. The performance and volatility of the funds will be different than those of the indices.

Mutual fund investing involves risks, including possible loss of principal. Short sales by a fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The funds will use leverage to make additional investments which could result in greater losses than if the funds were not leveraged.

An investor should consider the investment objectives, risks, charges and expenses of the funds carefully before investing. The prospectus contains this and other information about the funds. A copy of the prospectus is available on our website www.GothamFunds.com or by calling 877-974-6852. The prospectus should be read carefully before investing.

Gotham Funds, which are registered with the United States Securities and Exchange Commission pursuant to the Investment Company Act of 1940, are distributed by Foreside Funds Distributors LLC(“Foreside”). Gotham Asset Management, LLC is the investment advisor to the Funds and is not affiliated with Foreside.

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	3 Year	Since Inception
Institutional Class Shares	3.14%	3.27%	8.13%*
HFRX Equity Hedge Index	0.13%	0.82%	2.74%**

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 1, 2016), the “Total Annual Fund Operating Expenses” are 2.95% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 2.25% to its current rate of 2.15% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	Since Inception
Institutional Class Shares	7.88%	3.63%*
HFRX Equity Hedge Index	0.13%	-0.62%**

*	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 1, 2016), the “Total Annual Fund Operating Expenses” are 4.10% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.47% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 1.75% to its current rate of 1.50% of the Fund’s average daily net assets. The Expense Limitation was previously reduced from a rate of 2.25% to 1.75% on December 7, 2015. Additionally, on September 1, 2016, the Fund’s management fee (on an annual basis) was reduced from 1.50% to its current rate of 1.35% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Return Fund Institutional Class Shares

vs the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	3 Year	Since Inception
Institutional Class Shares	8.18%	7.77%	9.34%*
S&P 500® Total Return Index	15.43%	11.16%	11.24%**

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 1, 2016), the “Total Annual Fund Operating Expenses” are 3.36% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 2.25% to its current rate of 2.15% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	Since Inception
Institutional Class Shares	14.43%*	1.64%**
S&P 500® Total Return Index	15.43%	5.23%***

*

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 1, 2016), the “Total Annual Fund Operating Expenses” are 4.89% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.66% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 1.75% to its current rate of 1.50% of the Fund’s average daily net assets. The Expense Limitation was previously reduced from a rate of 2.25% to 1.75% on December 7, 2015. Additionally, on September 1, 2016, the Fund’s management fee (on an annual basis) was reduced from 1.50% to its current rate of 1.35% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations,

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	3 Year	Since Inception
Institutional Class Shares	-0.16%	0.80%	0.74%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.27%	0.35%	0.11%**

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 1, 2016), the “Total Annual Fund Operating Expenses” are 3.38% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective September 1, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 2.25% to its current rate of 2.15% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid-and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2016
	1 Year	Since Inception
Institutional Class Shares	16.14%	5.11%*
S&P 500® Total Return Index	15.43%	5.46%**

*	The Gotham Index Plus Fund (the “Fund”) commenced operations on March 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented March 31, 2016), the “Total Annual Fund Operating Expenses” are 4.42% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.28% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Effective March 31, 2016, the Fund’s Expense Limitation (on an annual basis) was reduced from 1.17% to its current rate of 1.15% of the Fund’s average daily net assets. The Expense Limitation was previously reduced from a rate of 1.50% to 1.17% on December 7, 2015. Additionally, on December 7, 2015, the Fund’s management fee (on an annual basis) was reduced from 1.33% to its current rate of 1.00% of the Fund’s average daily net assets. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Total Return Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Plus Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Total Returns for the Period Ended September 30, 2016
Since Inception*
Institutional Class Shares	0.80%**
HFRX Equity Hedge Index	2.31%***

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated April 1, 2016, the “Total Annual Fund Operating Expenses” is 3.00% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Institutional Value Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Institutional Value Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Period Ended September 30, 2016
Since Inception*
Institutional Class Shares	8.70%**
S&P 500® Total Return Index	7.84%***

*	Not Annualized.
**	The Gotham Institutional Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016, the “Total Annual Fund Operating Expenses” are 0.92% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.95% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

GOTHAM FUNDS

Gotham Institutional Value Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Total Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns For the Periods Ended September 30, 2016
	1 Year	Since Inception
Institutional Class Shares	9.65%	1.53%*
HFRX Equity Hedge Index	0.13%	-3.43%**

*	The Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. Effective February 1, 2016, the holding period for assessment of the redemption fee has been reduced from 90 days of purchase to 30 days of purchase. Investments made prior to February 1, 2016 are subject to the 90 day holding period in effect at the time of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2016 (as supplemented September 15, 2016), the “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements” are 5.02% and 3.62%, respectively, for Institutional Class Shares, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.17% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to June 1, 2015, the Expense Limitation was 0.25%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2016

(Unaudited)

Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear its proportionate share of fees and expenses of the underlying funds addition to the Fund’s own expenses. The underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2016

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2016, and held for the entire period through September 30, 2016.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio*	Expenses Paid During Period*
Gotham Absolute Return Fund
Actual	$1,000.00	$1,009.50	2.98%	$14.98
Hypothetical (5% return before expenses)	1,000.00	1,010.09	2.98%	14.99

Gotham Absolute 500 Fund
Actual	$1,000.00	$ 985.50	3.54%	$17.58
Hypothetical (5% return before expenses)	1,000.00	1,007.29	3.54%	17.77

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,020.80	3.57%	$18.04
Hypothetical (5% return before expenses)	1,000.00	1,007.15	3.57%	17.91

Gotham Enhanced 500 Fund
Actual	$1,000.00	$1,016.90	3.96%	$19.96
Hypothetical (5% return before expenses)	1,000.00	1,005.21	3.96%	19.84

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2016

(Unaudited)

	Gotham Funds - Institutional Class

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Annualized Expense Ratio*	Expenses Paid During Period*
Gotham Neutral Fund
Actual	$1,000.00	$ 978.30	3.47%	$17.16
Hypothetical (5% return before expenses)	1,000.00	1,007.65	3.47%	17.42

Gotham Index Plus Fund
Actual	$1,000.00	$1,024.20	3.36%	$17.00
Hypothetical (5% return before expenses)	1,000.00	1,008.20	3.36%	16.87

Gotham Hedged Plus Fund
Actual	$1,000.00	$1,008.00	3.13%	$15.60
Hypothetical (5% return before expenses)	1,000.00	1,009.37	3.13%	15.70

Gotham Institutional Value Fund
Actual	$1,000.00	$1,049.20	0.95%	$4.84
Hypothetical (5% return before expenses)	1,000.00	1,020.27	0.95%	4.78

Gotham Total Return Fund
Actual	$1,000.00	$ 999.00	0.17%	$0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.17%	0.86

*

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2016, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), (182) for Gotham Hedged Plus Fund, then divided by 366 to reflect the period. A Fund’s ending account value on the first line is based on the actual six month returns for the Institutional Class Shares of 0.95% for the Gotham Absolute Return Fund, (1.45)% for the Gotham Absolute 500 Fund, 2.08% for the Gotham Enhanced Return Fund, 1.69% for the Gotham Enhanced 500 Fund, (2.17)% for the Gotham Neutral Fund, 2.42% for the Gotham Index Plus Fund, 0.80% for the Gotham Hedged Plus Fund, 4.92% for the Gotham Institutional Value Fund and (0.10)% for the Gotham Total Return Fund. These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 0.89% of average net assets for the Gotham Absolute Return Fund, 1.96% for Gotham Absolute 500 Fund, 1.43% for the Gotham Enhanced Return Fund, 2.32% for the Gotham Enhanced 500 Fund, 1.40% for the Gotham Neutral Fund, 2.23% for the Gotham Index Plus Fund and 1.98% for the Gotham Hedged Plus Fund for the six-month period ended September 30, 2016. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 366 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	14.5%	$142,327,280
Capital Goods	13.2	129,326,629
Pharmaceuticals, Biotechnology & Life Sciences	11.0	107,986,786
Health Care Equipment & Services	9.3	91,723,224
Retailing	8.9	87,338,707
Technology Hardware & Equipment	8.5	83,308,277
Semiconductors & Semiconductor Equipment	6.8	66,907,454
Transportation	6.7	66,156,851
Media	6.5	63,893,751
Food, Beverage & Tobacco	6.0	58,847,842
Consumer Services	5.1	49,688,727
Consumer Durables & Apparel	4.3	42,304,882
Materials	3.8	37,881,149
Food & Staples Retailing	3.6	35,206,546
Energy	3.0	29,456,404
Telecommunication Services	3.0	29,075,947
Automobiles & Components	2.9	28,918,440
Commercial & Professional Services	2.4	23,617,242
Household & Personal Products	1.2	12,233,067

Total Long Positions	120.7	1,186,199,205

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(3,228,440)
Automobiles & Components	(0.9)	(9,179,249)
Food & Staples Retailing	(1.0)	(9,364,355)
Telecommunication Services	(1.2)	(11,388,979)
Media	(1.8)	(17,447,704)
Semiconductors & Semiconductor Equipment	(2.3)	(22,376,066)
Commercial & Professional Services	(2.3)	(22,474,784)
Consumer Durables & Apparel	(2.3)	(22,894,621)
Transportation	(2.5)	(24,703,706)
Food, Beverage & Tobacco	(3.0)	(29,209,964)
Technology Hardware & Equipment	(3.2)	(31,111,013)
Retailing	(3.3)	(32,011,405)
Energy	(3.9)	(38,136,349)
Consumer Services	(4.1)	(40,573,328)
Health Care Equipment & Services	(4.8)	(46,769,536)
Pharmaceuticals, Biotechnology & Life Sciences	(4.9)	(48,597,643)
Materials	(5.0)	(49,574,257)
Software & Services	(6.6)	(65,377,306)
Capital Goods	(6.9)	(67,870,522)

Total Short Positions	(60.3)	(592,289,227)

Other Assets in Excess of Liabilities	39.6	389,077,227

NET ASSETS	100.0%	$982,987,205

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	15.6%	$2,103,372
Health Care Equipment & Services	15.3	2,053,995
Retailing	14.0	1,877,194
Software & Services	12.4	1,663,587
Pharmaceuticals, Biotechnology & Life Sciences	10.8	1,455,464
Technology Hardware & Equipment	9.4	1,265,985
Semiconductors & Semiconductor Equipment	8.7	1,170,766
Materials	7.5	1,009,361
Media	7.3	988,920
Food & Staples Retailing	6.9	933,116
Transportation	5.9	796,049
Food, Beverage & Tobacco	5.7	762,202
Diversified Financials	5.1	681,849
Telecommunication Services	4.6	614,994
Energy	3.4	460,771
Automobiles & Components	2.9	385,992
Consumer Durables & Apparel	2.6	353,462
Consumer Services	1.6	215,852
Utilities	1.3	173,729
Commercial & Professional Services	1.1	150,374
Insurance	1.0	129,589
Household & Personal Products	0.4	50,461
Real Estate	0.0	32

Total Long Positions	143.5	19,297,116

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(23,873)
Automobiles & Components	(0.2)	(26,176)
Telecommunication Services	(0.5)	(61,470)
Commercial & Professional Services	(0.6)	(87,804)
Technology Hardware & Equipment	(1.2)	(155,696)
Banks	(1.2)	(162,090)
Food & Staples Retailing	(1.5)	(200,285)
Transportation	(1.5)	(201,143)
Media	(1.5)	(204,907)
Consumer Services	(1.9)	(251,447)
Consumer Durables & Apparel	(2.3)	(314,727)
Diversified Financials	(2.4)	(319,823)
Capital Goods	(2.4)	(329,821)
Semiconductors & Semiconductor Equipment	(2.8)	(372,800)
Insurance	(3.5)	(471,301)
Utilities	(3.7)	(491,784)
Food, Beverage & Tobacco	(3.9)	(522,157)
Materials	(4.3)	(580,955)
Real Estate	(5.0)	(673,570)
Retailing	(5.5)	(743,666)
Health Care Equipment & Services	(7.9)	(1,059,782)
Software & Services	(8.5)	(1,145,652)
Pharmaceuticals, Biotechnology & Life Sciences	(8.8)	(1,182,590)
Energy	(11.9)	(1,603,607)

Total Short Positions	(83.2)	(11,187,126)

Other Assets in Excess of Liabilities	39.7	5,335,836

NET ASSETS	100.0%	$13,445,826

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
Exchange Traded Funds	59.8%	$1,196,355
Other Assets in Excess of Liabilities	40.2	802,736

NET ASSETS	100.0%	$1,999,091

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	19.7%	$187,160,182
Capital Goods	19.2	182,808,933
Retailing	14.7	139,928,596
Pharmaceuticals, Biotechnology & Life Sciences	14.0	132,716,042
Health Care Equipment & Services	12.8	121,250,202
Technology Hardware & Equipment	11.4	108,260,913
Media	10.0	94,991,282
Transportation	9.8	93,423,104
Semiconductors & Semiconductor Equipment	9.1	86,516,618
Food, Beverage & Tobacco	8.9	84,658,470
Consumer Services	6.6	62,246,066
Consumer Durables & Apparel	6.3	59,401,252
Food & Staples Retailing	5.8	55,018,556
Materials	5.6	53,662,896
Automobiles & Components	4.3	40,875,287
Energy	4.2	40,214,030
Telecommunication Services	4.1	39,328,255
Commercial & Professional Services	3.6	33,832,159
Household & Personal Products	2.3	21,864,406

Total Long Positions	172.4	1,638,157,249

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.6)%	$(5,313,994)
Automobiles & Components	(1.1)	(10,919,407)
Telecommunication Services	(1.3)	(12,508,427)
Food & Staples Retailing	(1.3)	(12,703,946)
Media	(2.2)	(20,944,689)
Transportation	(2.5)	(23,807,175)
Semiconductors & Semiconductor Equipment	(2.9)	(27,074,897)
Commercial & Professional Services	(3.0)	(28,155,308)
Consumer Durables & Apparel	(3.2)	(30,470,470)
Food, Beverage & Tobacco	(3.2)	(30,767,951)
Technology Hardware & Equipment	(3.9)	(36,687,545)
Consumer Services	(4.1)	(39,162,997)
Retailing	(4.2)	(40,161,061)
Energy	(4.7)	(44,692,250)
Health Care Equipment & Services	(5.7)	(54,461,227)
Pharmaceuticals, Biotechnology & Life Sciences	(6.1)	(57,936,963)
Materials	(6.3)	(59,525,286)
Software & Services	(8.0)	(75,977,759)
Capital Goods	(8.5)	(80,869,951)

Total Short Positions	(72.8)	(692,141,303)

Other Assets in Excess of Liabilities	0.4	4,186,425

NET ASSETS	100.0%	$950,202,371

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	18.9%	$3,755,238
Capital Goods	16.0	3,180,891
Retailing	15.9	3,162,457
Software & Services	15.3	3,029,485
Pharmaceuticals, Biotechnology & Life Sciences	14.6	2,897,200
Semiconductors & Semiconductor Equipment	12.8	2,537,304
Technology Hardware & Equipment	12.2	2,417,106
Media	10.7	2,119,126
Food & Staples Retailing	10.2	2,034,671
Diversified Financials	8.3	1,653,947
Materials	7.6	1,518,857
Food, Beverage & Tobacco	7.2	1,431,504
Transportation	6.9	1,376,652
Telecommunication Services	6.9	1,376,161
Energy	4.3	855,926
Automobiles & Components	4.0	791,942
Consumer Durables & Apparel	2.8	555,242
Consumer Services	2.5	499,766
Utilities	1.6	316,237
Commercial & Professional Services	1.5	298,110
Household & Personal Products	1.5	297,597
Insurance	0.7	131,620
Real Estate	0.0	32
Exchange Traded Funds	1.7	334,184

Total Long Positions	184.1	36,571,255

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.2)%	$(35,719)
Technology Hardware & Equipment	(0.3)	(53,625)
Household & Personal Products	(0.4)	(85,171)
Telecommunication Services	(0.5)	(90,723)
Commercial & Professional Services	(0.8)	(158,855)
Transportation	(1.7)	(333,514)
Media	(1.7)	(346,392)
Banks	(1.8)	(351,789)
Food & Staples Retailing	(1.9)	(381,816)
Consumer Services	(2.2)	(430,600)
Semiconductors & Semiconductor Equipment	(2.2)	(439,436)
Consumer Durables & Apparel	(2.3)	(456,784)
Diversified Financials	(3.0)	(602,012)
Materials	(3.3)	(648,982)
Food, Beverage & Tobacco	(3.8)	(746,818)
Insurance	(3.9)	(776,742)
Utilities	(3.9)	(780,188)
Capital Goods	(4.0)	(793,532)
Retailing	(5.1)	(1,012,788)
Real Estate	(5.8)	(1,154,022)
Health Care Equipment & Services	(7.7)	(1,537,737)
Software & Services	(8.2)	(1,631,617)
Pharmaceuticals, Biotechnology & Life Sciences	(8.4)	(1,663,947)
Energy	(11.8)	(2,350,120)

Total Short Positions	(84.9)	(16,862,929)

Other Assets in Excess of Liabilities	0.8	156,576

NET ASSETS	100.0%	$19,864,902

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Enhanced 500 Core Fund

	% of Net
	Assets	Value
Exchange Traded Funds	98.8%	$1,973,954
Other Assets in Excess of Liabilities	1.2	24,546

NET ASSETS	100.0%	$1,998,500

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry type of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	14.9%	$116,365,001
Capital Goods	13.3	104,080,439
Pharmaceuticals, Biotechnology & Life Sciences	11.0	85,935,776
Health Care Equipment & Services	9.3	72,499,675
Retailing	7.8	61,216,681
Materials	7.6	59,828,707
Technology Hardware & Equipment	6.7	52,837,830
Energy	5.8	45,508,821
Consumer Services	5.8	45,097,417
Semiconductors & Semiconductor Equipment	5.5	42,808,103
Transportation	5.4	41,914,908
Food, Beverage & Tobacco	5.2	40,643,786
Consumer Durables & Apparel	5.1	40,346,449
Media	4.9	38,346,278
Commercial & Professional Services	3.5	27,621,155
Food & Staples Retailing	2.8	21,958,216
Telecommunication Services	2.5	19,875,574
Automobiles & Components	2.4	18,536,791
Household & Personal Products	1.2	9,470,860

Total Long Positions	120.7	944,892,467

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.7)%	$(5,678,342)
Automobiles & Components	(1.6)	(12,473,952)
Food & Staples Retailing	(1.8)	(13,978,749)
Telecommunication Services	(1.8)	(14,110,552)
Media	(2.9)	(22,541,677)
Semiconductors & Semiconductor Equipment	(3.6)	(27,792,932)
Transportation	(3.7)	(28,719,957)
Commercial & Professional Services	(3.7)	(29,089,197)
Food, Beverage & Tobacco	(4.0)	(31,498,134)
Consumer Durables & Apparel	(4.3)	(34,039,800)
Technology Hardware & Equipment	(4.6)	(36,392,000)
Consumer Services	(5.4)	(42,473,154)
Retailing	(5.6)	(43,739,688)
Energy	(6.3)	(49,273,302)
Health Care Equipment & Services	(7.3)	(57,036,582)
Pharmaceuticals, Biotechnology & Life Sciences	(7.9)	(62,194,657)
Materials	(8.4)	(65,788,898)
Software & Services	(10.9)	(84,966,345)
Capital Goods	(11.1)	(86,796,453)

Total Short Positions	(95.6)	(748,584,371)

Other Assets in Excess of Liabilities	74.9	586,715,805

NET ASSETS	100.0%	$783,023,901

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	17.2%	$7,592,460
Health Care Equipment & Services	15.8	6,972,841
Pharmaceuticals, Biotechnology & Life Sciences	14.2	6,292,203
Retailing	12.7	5,626,475
Technology Hardware & Equipment	12.6	5,555,543
Diversified Financials	12.3	5,420,996
Capital Goods	11.6	5,103,246
Media	9.9	4,394,606
Semiconductors & Semiconductor Equipment	9.9	4,387,465
Food & Staples Retailing	9.1	4,017,255
Food, Beverage & Tobacco	7.8	3,467,510
Telecommunication Services	6.8	2,994,099
Materials	6.2	2,749,383
Transportation	6.2	2,736,186
Energy	5.5	2,432,169
Banks	5.2	2,280,060
Utilities	3.5	1,566,009
Automobiles & Components	3.4	1,515,230
Consumer Durables & Apparel	3.3	1,460,841
Household & Personal Products	2.4	1,058,704
Consumer Services	2.1	911,510
Insurance	1.1	502,775
Commercial & Professional Services	1.1	481,855
Real Estate	0.9	387,785
Exchange Traded Funds	0.8	325,964

Total Long Positions	181.6	80,233,170

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Automobiles & Components	(0.2)%	$(93,444)
Household & Personal Products	(0.3)	(146,352)
Telecommunication Services	(0.3)	(147,432)
Commercial & Professional Services	(1.0)	(432,398)
Transportation	(1.2)	(533,187)
Technology Hardware & Equipment	(1.2)	(545,748)
Media	(1.8)	(807,480)
Insurance	(2.0)	(863,289)
Consumer Services	(2.0)	(894,740)
Food & Staples Retailing	(2.4)	(1,045,427)
Consumer Durables & Apparel	(2.5)	(1,098,381)
Semiconductors & Semiconductor Equipment	(3.0)	(1,307,490)
Food, Beverage & Tobacco	(3.9)	(1,725,659)
Materials	(4.2)	(1,861,759)
Retailing	(4.2)	(1,876,665)
Capital Goods	(4.3)	(1,897,798)
Real Estate	(5.5)	(2,417,649)
Software & Services	(5.6)	(2,471,674)
Utilities	(6.0)	(2,650,240)
Health Care Equipment & Services	(9.2)	(4,043,389)
Pharmaceuticals, Biotechnology & Life Sciences	(9.5)	(4,199,853)
Energy	(12.1)	(5,347,457)

Total Short Positions	(82.4)	(36,407,511)

Other Assets in Excess of Liabilities	0.8	364,169

NET ASSETS	100.0%	$44,189,828

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Index Core Fund

	% of Net
	Assets	Value
Exchange Traded Funds	98.8%	$1,973,954
Other Assets in Excess of Liabilities	1.2	24,546

NET ASSETS	100.0%	$1,998,500

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net
	Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	13.7%	$276,170
Software & Services	13.2	266,362
Technology Hardware & Equipment	11.1	223,996
Pharmaceuticals, Biotechnology & Life Sciences	10.8	216,739
Retailing	9.9	200,406
Diversified Financials	9.9	200,324
Capital Goods	8.8	176,527
Media	8.7	176,039
Semiconductors & Semiconductor Equipment	7.9	160,136
Food & Staples Retailing	7.8	157,278
Food, Beverage & Tobacco	6.2	124,015
Transportation	6.1	122,187
Materials	5.6	113,282
Telecommunication Services	5.6	112,555
Energy	4.5	90,540
Banks	3.2	64,697
Automobiles & Components	3.0	59,745
Consumer Durables & Apparel	2.9	59,083
Utilities	2.5	50,105
Consumer Services	2.0	39,290
Household & Personal Products	1.9	38,814
Insurance	0.9	18,413
Commercial & Professional Services	0.9	17,622
Real Estate	0.6	12,384

Total Long Positions	147.7	2,976,709

	% of Net
	Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.0)%	$(371)
Telecommunication Services	(0.2)	(3,462)
Automobiles & Components	(0.2)	(4,231)
Diversified Financials	(0.2)	(4,305)
Media	(0.2)	(4,492)
Commercial & Professional Services	(1.1)	(22,291)
Transportation	(1.1)	(22,577)
Technology Hardware & Equipment	(1.7)	(34,857)
Consumer Services	(1.8)	(35,791)
Food & Staples Retailing	(2.3)	(46,219)
Consumer Durables & Apparel	(2.5)	(50,694)
Insurance	(2.8)	(55,732)
Semiconductors & Semiconductor Equipment	(3.2)	(64,027)
Food, Beverage & Tobacco	(4.4)	(87,521)
Utilities	(5.3)	(107,252)
Retailing	(5.5)	(109,655)
Real Estate	(5.9)	(118,730)
Materials	(5.9)	(118,806)
Capital Goods	(6.0)	(121,099)
Software & Services	(6.4)	(128,680)
Health Care Equipment & Services	(8.6)	(173,852)
Pharmaceuticals, Biotechnology & Life Sciences	(10.6)	(213,731)
Energy	(11.7)	(236,439)

Total Short Positions	(87.6)	(1,764,814)

Other Assets in Excess of Liabilities	39.9	803,219

NET ASSETS	100.0%	$2,015,114

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net
	Assets	Value
Exchange Traded Funds	59.8%	$1,196,355
Other Assets in Excess of Liabilities	40.2	802,736

NET ASSETS	100.0%	$1,999,091

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Institutional Value Fund

	% of Net
	Assets	Value
COMMON STOCKS:
Capital Goods	10.6%	$236,562
Health Care Equipment & Services	10.4	232,014
Retailing	8.5	191,082
Software & Services	8.1	182,192
Semiconductors & Semiconductor Equipment	7.2	162,038
Pharmaceuticals, Biotechnology & Life Sciences	6.8	153,139
Technology Hardware & Equipment	6.7	149,250
Materials	6.0	134,104
Media	5.7	127,281
Transportation	4.5	99,966
Food, Beverage & Tobacco	4.5	99,722
Diversified Financials	4.4	97,843
Food & Staples Retailing	4.2	93,256
Telecommunication Services	2.7	61,175
Automobiles & Components	2.0	44,054
Energy	1.9	41,815
Consumer Services	1.5	34,277
Consumer Durables & Apparel	1.5	33,940
Household & Personal Products	1.1	25,161
Commercial & Professional Services	1.0	22,423
Insurance	1.0	22,258
Real Estate	0.1	2,302
Utilities	0.1	1,984

Total Common Stocks	100.5	2,247,838

Liabilities in Excess of Other Assets	(0.5)	(11,952)

NET ASSETS	100.0%	$2,235,886

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net
	Assets	Value
Exchange Traded Funds	98.8%	$1,973,954
Other Assets in Excess of Liabilities	1.2	24,546

NET ASSETS	100.0%	$1,998,500

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net
	Assets	Value
Exchange Traded Funds	98.8%	$1,973,954
Other Assets in Excess of Liabilities	1.2	24,546

NET ASSETS	100.0%	$1,998,500

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2016

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net
	Assets	Value
Affiliated Equity Registered Investment Companies	99.9%	$8,056,866
Other Assets in Excess of Liabilities	0.1	5,012

NET ASSETS	100.0%	$8,061,878

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

September 30, 2016

LONG POSITIONS — 120.7% COMMON STOCKS — 120.7%	Number of Shares	Value
Automobiles & Components — 2.9%
American Axle & Manufacturing Holdings, Inc.†*	260,058	$4,478,199
BorgWarner, Inc.†(a)	46,462	1,634,533
Delphi Automotive PLC (Jersey)(b)	58,324	4,159,668
Drew Industries, Inc.(a)	479	46,952
General Motors Co.†	238,242	7,568,948
Harley-Davidson, Inc.(a)	38,553	2,027,502
Johnson Controls International PLC (Ireland)(b)	74,517	3,467,276
Lear Corp.†(a)(b)	44,383	5,380,107
Winnebago Industries, Inc.(a)	6,587	155,255

		28,918,440

Capital Goods — 13.2%
3M Co.†	5,931	1,045,220
Actuant Corp., Class A	1,534	35,650
American Woodmark Corp.†(a)*	20,576	1,657,808
AMETEK, Inc.†	49,922	2,385,273
Applied Industrial Technologies, Inc.(a)	1,815	84,833
Argan, Inc.(a)	16,567	980,601
Armstrong World Industries, Inc.(a)*	37,493	1,549,211
Barnes Group, Inc.(a)	702	28,466
Boeing Co. (The)†(a)(b)	43,507	5,731,612
Briggs & Stratton Corp.(a)	30,821	574,812
Chart Industries, Inc.†*	105,903	3,476,795
Chicago Bridge & Iron Co. NV (Netherlands)	424	11,885
Continental Building Products, Inc.†*	132,721	2,785,814
Cummins, Inc.†(a)	47,042	6,028,432
Deere & Co.(a)	42,013	3,585,810
Dover Corp.(b)	33,116	2,438,662
Dycom Industries, Inc.(a)*	9,041	739,373
Eaton Corp. PLC (Ireland)†	13,345	876,900
Emerson Electric Co.†(a)	239,751	13,068,827
EnerSys(a)	24,683	1,707,817
Fluor Corp.(b)	18,084	928,071
Fortive Corp.(b)	22,242	1,132,118
General Dynamics Corp.†	17,795	2,761,072
Gibraltar Industries, Inc.†(a)*	46,479	1,726,695
Gorman-Rupp Co. (The)(a)	430	11,012
Hillenbrand, Inc.(a)	5,553	175,697
Huntington Ingalls Industries, Inc.†(a)	3,349	513,804
Illinois Tool Works, Inc.†(a)	40,952	4,907,688
Insteel Industries, Inc.	6,192	224,398

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Jacobs Engineering Group, Inc.†(a)*	48,994	$2,533,970
Joy Global, Inc.†(a)	318,351	8,831,057
KBR, Inc.†	79,638	1,204,923
Kennametal, Inc.†	22,154	642,909
L-3 Communications Holdings, Inc.†	20,897	3,149,805
Lockheed Martin Corp.†	10,379	2,488,054
Lydall, Inc.(a)*	760	38,859
Masco Corp.†	47,945	1,644,993
Meritor, Inc.*	26,675	296,893
Moog, Inc., Class A(a)*	5,412	322,230
MRC Global, Inc.†*	357,314	5,870,669
National Presto Industries, Inc.(a)	3,338	293,043
Northrop Grumman Corp.(a)(b)	6,425	1,374,629
PACCAR, Inc.†(a)	75,130	4,416,141
Parker-Hannifin Corp.(a)(b)	50,936	6,393,996
Pentair PLC (Ireland)†	38,553	2,476,645
Quanta Services, Inc.(a)*	32,622	913,090
Raven Industries, Inc.(a)	3,848	88,619
Regal Beloit Corp.(a)	542	32,244
Rockwell Automation, Inc.(a)(b)	32,083	3,925,034
Roper Technologies, Inc.	145	26,458
Snap-on, Inc.†	12,851	1,952,838
Spirit AeroSystems Holdings, Inc., Class A†(a)*	89,805	3,999,915
SPX Corp.†(a)*	104,012	2,094,802
Standex International Corp.	925	85,905
Stanley Black & Decker, Inc.†	2,965	364,636
Terex Corp.	340	8,639
Timken Co. (The)(a)	4,822	169,445
Triumph Group, Inc.(a)	29,234	815,044
United Rentals, Inc.(a)(b)*	36,735	2,883,330
United Technologies Corp.†(a)	10,874	1,104,798
Veritiv Corp.(a)*	2,377	119,254
Wabash National Corp.(a)(b)*	328,107	4,672,244
Wesco Aircraft Holdings, Inc.(a)*	2,049	27,518
WW Grainger, Inc.(a)	12,852	2,889,644

		129,326,629

Commercial & Professional Services — 2.4%
ABM Industries, Inc.†(a)	15,212	603,916
CBIZ, Inc.*	326	3,648
Cintas Corp.†	11,833	1,332,396
Copart, Inc.(a)*	5,551	297,312
Dun & Bradstreet Corp. (The)†	14,215	1,942,053

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
FTI Consulting, Inc.(a)*	9,549	$425,503
Herman Miller, Inc.(a)	8,285	236,951
ManpowerGroup, Inc.	10,773	778,457
Matthews International Corp., Class A(a)	921	55,960
Mistras Group, Inc.(a)*	13,005	305,227
Pitney Bowes, Inc.(a)(b)	70,137	1,273,688
Quad/Graphics, Inc.†(a)	38,213	1,021,051
Republic Services, Inc.†(a)	17,070	861,182
Ritchie Bros Auctioneers, Inc. (Canada)†	41,005	1,438,045
Robert Half International, Inc.†(a)	37,237	1,409,793
Tetra Tech, Inc.(b)	34,404	1,220,310
TrueBlue, Inc.†(a)*	44,303	1,003,906
UniFirst Corp.†(a)	35,466	4,676,547
US Ecology, Inc.†	18,454	827,477
Verisk Analytics, Inc.(a)(b)*	47,505	3,861,206
West Corp.(a)	1,930	42,614

		23,617,242

Consumer Durables & Apparel — 4.3%
Cavco Industries, Inc.†(a)*	14,202	1,406,708
Coach, Inc.(a)	59,807	2,186,544
DR Horton, Inc.(b)	122,265	3,692,403
Garmin Ltd. (Switzerland)†	121,299	5,835,695
Harman International Industries, Inc.†(a)(b)	48,013	4,054,698
La-Z-Boy, Inc.(a)(b)	81,043	1,990,416
Leggett & Platt, Inc.†(a)	28,668	1,306,687
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	100,233	4,689,902
NIKE, Inc., Class B(a)	18,782	988,872
PVH Corp.(a)(b)	33,865	3,742,082
Ralph Lauren Corp.†	19,092	1,930,965
Skechers U.S.A., Inc., Class A(a)*	65,116	1,491,156
Smith & Wesson Holding Corp.(a)*	137,163	3,647,164
Sturm Ruger & Co., Inc.(a)	1,292	74,626
TopBuild Corp.(b)*	65,460	2,173,272
Tupperware Brands Corp.(a)	6,864	448,700
Whirlpool Corp.†(a)	16,311	2,644,992

		42,304,882

Consumer Services — 5.1%
Bojangles’, Inc.(a)*	28,094	448,380
Brinker International, Inc.†(a)	127,002	6,404,711
Capella Education Co.†	2,815	163,383

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Carnival Corp. (Panama)	59,807	$2,919,778
Cheesecake Factory, Inc. (The)(a)	32,068	1,605,324
Churchill Downs, Inc.(a)	383	56,052
Darden Restaurants, Inc.(b)	110,930	6,802,228
Denny’s Corp.*	57	609
DeVry Education Group, Inc.†	29,631	683,291
DineEquity, Inc.†(a)	44,258	3,504,791
Eldorado Resorts, Inc.(a)*	4,319	60,725
Graham Holdings Co., Class B†(a)	2,763	1,330,025
Interval Leisure Group, Inc.†	23,921	410,724
Jack in the Box, Inc.†	337	32,332
La Quinta Holdings, Inc.†(a)(b)*	218,304	2,440,639
Marriott International, Inc., Class A†(a)	114,908	7,736,742
McDonald’s Corp.†	32,128	3,706,286
Pinnacle Entertainment, Inc.†(a)*	115,302	1,422,827
Sonic Corp.(a)	45,894	1,201,505
Speedway Motorsports, Inc.(a)	105	1,875
Vail Resorts, Inc.†(a)	24,419	3,830,853
Weight Watchers International, Inc.(a)*	51,778	534,349
Wyndham Worldwide Corp.(a)	47,888	3,224,299
Yum! Brands, Inc.†	12,851	1,166,999

		49,688,727

Energy — 3.0%
Archrock, Inc.†	172,244	2,252,951
Atwood Oceanics, Inc.(a)	152,021	1,321,062
Cenovus Energy, Inc. (Canada)	110,417	1,586,692
Diamond Offshore Drilling, Inc.(a)	8,682	152,890
Dril-Quip, Inc.(a)*	21,751	1,212,401
Enbridge, Inc. (Canada)	26	1,150
Ensco PLC, Class A (United Kingdom)	92,010	782,085
Frank’s International NV (Netherlands)(a)	80,919	1,051,947
Marathon Petroleum Corp.	91	3,694
McDermott International, Inc. (Panama)(a)*	125,677	629,642
National Oilwell Varco, Inc.	1,087	39,936
Oceaneering International, Inc.(a)	12,023	330,753
ONEOK, Inc.(a)	18,818	967,057
Rowan Cos. PLC, Class A (United Kingdom)†(a)	233,080	3,533,493
Targa Resources Corp.(a)(b)	135,883	6,673,214

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Teekay Corp. (Marshall Island)(a)	60,749	$468,375
TransCanada Corp. (Canada)†	18,681	888,468
Valero Energy Corp.†(a)(b)	93,968	4,980,304
World Fuel Services Corp.†	55,778	2,580,290

		29,456,404

Food & Staples Retailing — 3.6%
CVS Health Corp.†(a)	67,716	6,026,047
Ingles Markets, Inc., Class A	981	38,789
SpartanNash Co.†(a)	31,478	910,344
SUPERVALU, Inc.*	176,114	878,809
Sysco Corp.†(a)(b)	154,480	7,571,065
Walgreens Boots Alliance, Inc.†	129,287	10,423,118
Wal-Mart Stores, Inc.†	99,925	7,206,591
Weis Markets, Inc.(a)	4,378	232,034
Whole Foods Market, Inc.(a)	67,716	1,919,749

		35,206,546

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.†	71,670	4,531,694
Archer-Daniels-Midland Co.	1,482	62,496
B&G Foods, Inc.†(a)	57,370	2,821,457
Brown-Forman Corp., Class B†	37,101	1,760,071
Calavo Growers, Inc.(a)	563	36,837
Campbell Soup Co.†(a)(b)	66,233	3,622,945
Coca-Cola Co. (The)†	29,162	1,234,136
ConAgra Foods, Inc.†	172,546	8,128,642
Cott Corp. (Canada)†	153,736	2,190,738
Dean Foods Co.(a)	77,357	1,268,655
Dr Pepper Snapple Group, Inc.†(a)	41,353	3,775,942
Flowers Foods, Inc.(a)	32,518	491,672
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	7,751	464,285
General Mills, Inc.	1,978	126,355
Hormel Foods Corp.(a)	11,369	431,226
JM Smucker Co. (The)†	25,702	3,483,649
Kellogg Co.	20,759	1,608,200
Kraft Heinz Co. (The)†	24,713	2,212,061
Mead Johnson Nutrition Co.(b)	16,805	1,327,763
Mondelez International, Inc., Class A†	34,400	1,510,160
National Beverage Corp.(a)*	5,757	253,596
PepsiCo, Inc.†	26,691	2,903,180
Pilgrim’s Pride Corp.(a)	16,899	356,907
Post Holdings, Inc.(a)*	8,927	688,897
Reynolds American, Inc.†	67,222	3,169,517

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Sanderson Farms, Inc.(a)	12,403	$1,194,781
Tyson Foods, Inc., Class A†(b)	102,185	7,630,154
Universal Corp.(a)	26,735	1,556,512
Vector Group Ltd.	247	5,314

		58,847,842

Health Care Equipment & Services — 9.3%
American Renal Associates Holdings, Inc.(a)*	6,760	123,505
AmerisourceBergen Corp.†(a)	44,485	3,593,498
Analogic Corp.†(a)	11,850	1,049,910
AngioDynamics, Inc.(a)*	3,407	59,759
Anika Therapeutics, Inc.†*	22,085	1,056,767
Baxter International, Inc.(b)	148,641	7,075,312
Cardinal Health, Inc.†	93,829	7,290,513
Chemed Corp.†(a)	13,857	1,954,807
Community Health Systems, Inc.(a)*	31,033	358,121
Computer Programs & Systems, Inc.(a)	5,982	155,891
Cotiviti Holdings, Inc.(a)*	84,036	2,817,727
Danaher Corp.†(a)	119,576	9,373,563
DaVita, Inc.(a)*	8,897	587,825
Express Scripts Holding Co.†(a)*	123,343	8,699,382
Globus Medical, Inc., Class A†(a)*	141,936	3,203,495
Halyard Health, Inc.†(a)*	84,307	2,922,081
HCA Holdings, Inc.†*	68,210	5,158,722
Hill-Rom Holdings, Inc.(a)	4,852	300,727
HMS Holdings Corp.†*	32,615	723,075
Hologic, Inc.(a)*	7,823	303,767
ICU Medical, Inc.*	3,837	484,920
IMS Health Holdings, Inc.†*	81,285	2,547,472
Integer Holdings Corp.(a)*	8,570	185,883
Kindred Healthcare, Inc.†(a)	54,658	558,605
Laboratory Corp. of America Holdings†(a)*	14,334	1,970,638
McKesson Corp.†(a)	36,576	6,099,048
Meridian Bioscience, Inc.†(a)	63,284	1,220,748
Natus Medical, Inc.†*	44,878	1,763,257
Patterson Cos., Inc.(a)	19,709	905,431
Quest Diagnostics, Inc.†(a)	50,254	4,252,996
ResMed, Inc.†(a)	52,600	3,407,954
Steris PLC (United Kingdom)	3,184	232,750
Universal Health Services, Inc., Class B†	62,545	7,706,795

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.†	27,521	$3,578,280

		91,723,224

Household & Personal Products — 1.2%
Avon Products, Inc.(a)	90,589	512,734
Central Garden & Pet Co., Class A(a)*	9,348	231,830
Church & Dwight Co., Inc.(a)(b)	35,588	1,705,377
Clorox Co. (The)(a)(b)	20,266	2,536,898
Edgewell Personal Care Co.(a)*	8,427	670,115
Estee Lauder Cos., Inc. (The), Class A	4,448	393,915
Kimberly-Clark Corp.†(b)	33,382	4,210,805
Procter & Gamble Co. (The)†(a)	12,357	1,109,041
Spectrum Brands Holdings, Inc.(a)	6,263	862,352

		12,233,067

Materials — 3.8%
Cabot Corp.†	38,106	1,997,135
Chemours Co. (The)†	99,431	1,590,896
Chemtura Corp.*	23,462	769,788
Crown Holdings, Inc.(a)*	492	28,088
Eagle Materials, Inc.†(a)	63,884	4,938,233
FMC Corp.†	27,917	1,349,508
Greif, Inc., Class A†(a)	40,831	2,024,809
Headwaters, Inc.*	33,427	565,585
Huntsman Corp.†(a)	152,070	2,474,179
Innophos Holdings, Inc.(b)	27,733	1,082,419
Koppers Holdings, Inc.(a)*	551	17,731
Louisiana-Pacific Corp.†*	152,295	2,867,715
Minerals Technologies, Inc.†	30,950	2,187,856
Multi Packaging Solutions International Ltd. (Bermuda)*	145	2,089
Packaging Corp. of America†(a)(b)	75,708	6,152,032
Rayonier Advanced Materials, Inc.(a)	41,039	548,691
RPM International, Inc.(a)	7,304	392,371
Schweitzer-Mauduit International, Inc.(a)	15,894	612,873
Scotts Miracle-Gro Co. (The), Class A	13,477	1,122,230
Trinseo SA (Luxembourg)	32,436	1,834,580
Verso Corp., Class A*	898	5,792
WestRock Co.†(a)	96,080	4,657,958
WR Grace & Co.(b)	8,924	658,591

		37,881,149

Media — 6.5%
AMC Networks, Inc., Class A†*	26,131	1,355,154

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
CBS Corp., Class B, non-voting shares†	97,609	$5,343,117
Comcast Corp., Class A†	57,830	3,836,442
Discovery Communications, Inc., Class A(a)*	133,455	3,592,609
Interpublic Group of Cos., Inc. (The)(a)	13,345	298,261
MSG Networks, Inc., Class A(a)*	46,552	866,333
News Corp., Class A(a)(b)	124,064	1,734,415
Omnicom Group, Inc.(a)	93,043	7,908,655
Regal Entertainment Group, Class A(a)	2,940	63,945
Scholastic Corp.(a)	2,358	92,811
Scripps Networks Interactive, Inc., Class A(a)	49,258	3,127,390
Starz, Class A†*	25,364	791,103
TEGNA, Inc.(a)	92,903	2,030,859
Time Warner, Inc.†	67,988	5,412,525
TiVo Corp.†*	59,692	1,162,808
tronc, Inc.(a)	1,078	18,197
Twenty-First Century Fox, Inc., Class A†	468,319	11,342,686
Viacom, Inc., Class B†(b)	85,016	3,239,110
Walt Disney Co. (The)(a)(b)	125,752	11,677,331

		63,893,751

Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
AbbVie, Inc.†	129,135	8,144,544
Acorda Therapeutics, Inc.*	92	1,921
Agilent Technologies, Inc.†(b)	69,693	3,281,843
Akorn, Inc.†*	33,249	906,368
Alexion Pharmaceuticals, Inc.*	1,444	176,948
AMAG Pharmaceuticals, Inc.†(a)*	110,176	2,700,414
Amgen, Inc.†	49,152	8,199,045
Biogen, Inc.†*	50,292	15,742,905
Celgene Corp.†(b)*	42,205	4,411,689
Emergent BioSolutions, Inc.†*	96,080	3,029,402
Enanta Pharmaceuticals, Inc.†*	5,354	142,470
Gilead Sciences, Inc.†	146,884	11,621,462
INC Research Holdings, Inc., Class A(a)*	7,768	346,297
Incyte Corp., Ltd.†*	12,178	1,148,264
Insys Therapeutics, Inc.(a)*	130,138	1,534,327

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Jazz Pharmaceuticals PLC (Ireland)(b)*	26,100	$3,170,628
Johnson & Johnson†	30,382	3,589,026
Lannett Co., Inc.(a)*	40,139	1,066,493
Mallinckrodt PLC (Ireland)†*	45,479	3,173,525
Merck & Co, Inc.†	98,925	6,173,909
Myriad Genetics, Inc.†(a)*	48,373	995,516
PAREXEL International Corp.(a)*	4,806	333,777
PDL BioPharma, Inc.†	385,528	1,291,519
Pfizer, Inc.†	289,561	9,807,431
PRA Health Sciences, Inc.(a)*	27,784	1,570,074
Prestige Brands Holdings, Inc.(a)*	2,294	110,731
Quintiles IMS Holdings, Inc.†*	59,873	4,853,305
Regeneron Pharmaceuticals, Inc.(a)*	2,842	1,142,541
Repligen Corp.(a)*	9,739	294,020
United Therapeutics Corp.†*	61,987	7,319,425
Waters Corp.†(a)*	7,908	1,253,339
Xencor, Inc.(a)*	18,523	453,628

		107,986,786

Retailing — 8.9%
Aaron’s, Inc.(a)	40,186	1,021,528
Asbury Automotive Group, Inc.(a)*	16,424	914,324
Ascena Retail Group, Inc.(a)*	13,532	75,644
AutoNation, Inc.(a)*	22,736	1,107,471
AutoZone, Inc.†(a)(b)*	6,935	5,328,438
Bed Bath & Beyond, Inc.(a)	35,358	1,524,283
Best Buy Co., Inc.†(a)	85,946	3,281,418
Big Lots, Inc.(a)	36,804	1,757,391
Buckle, Inc. (The)(a)	187	4,494
Caleres, Inc.(a)	2,685	67,904
CarMax, Inc.(a)*	24,645	1,314,811
Chico’s FAS, Inc.(a)	53,694	638,959
Dillard’s, Inc., Class A(a)	4,452	280,521
Dollar General Corp.†(b)	60,302	4,220,537
Dollar Tree, Inc.(a)*	4,448	351,081
Finish Line, Inc. (The), Class A	10,373	239,409
Foot Locker, Inc.(b)	29,162	1,974,851
Gap, Inc. (The)(a)	154,773	3,442,151
Genuine Parts Co.†(a)	55,875	5,612,644
Group 1 Automotive, Inc.(a)	16,146	1,031,406
Hibbett Sports, Inc.(a)*	6,077	242,472
Home Depot, Inc. (The)(b)	93,565	12,039,944
HSN, Inc.(a)	5,930	236,014

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.(a)	74,859	$3,275,081
Liberty Interactive Corp. QVC Group, Class A(a)*	57,860	1,157,779
Lowe’s Cos., Inc.†(a)	106,764	7,709,428
Macy’s, Inc.(b)	66,233	2,453,933
Nutrisystem, Inc.(a)	32,405	962,104
O’Reilly Automotive, Inc.(a)*	1,482	415,123
Priceline Group, Inc. (The)†*	1,957	2,879,706
Ross Stores, Inc.†(a)(b)	85,016	5,466,529
Signet Jewelers Ltd. (Bermuda)(a)	19,803	1,475,918
Staples, Inc.(b)	138,892	1,187,527
Target Corp.†	95,136	6,533,940
Tiffany & Co.(a)	20,354	1,478,311
TJX Cos., Inc. (The)(a)(b)	30,151	2,254,692
Tractor Supply Co.(b)	28,668	1,930,790
Urban Outfitters, Inc.(a)(b)*	42,009	1,450,151

		87,338,707

Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc.†	81,544	5,255,511
Applied Materials, Inc.†(b)	231,322	6,974,358
Broadcom Ltd. (Singapore)	4	690
Intel Corp.†(a)	15,322	578,406
KLA-Tencor Corp.†	53,793	3,749,910
Lam Research Corp.†	38,553	3,651,355
Linear Technology Corp.†(a)	62,341	3,696,198
MaxLinear, Inc., Class A†(a)*	207,957	4,215,288
NVIDIA Corp.†(a)	130,868	8,967,075
Photronics, Inc.†*	87,965	906,919
QUALCOMM, Inc.†	232,157	15,902,754
Skyworks Solutions, Inc.(a)	31,139	2,370,923
Synaptics, Inc.(a)*	367	21,499
Texas Instruments, Inc.†(a)	98,625	6,921,502
Xilinx, Inc.†(b)	67,999	3,695,066

		66,907,454

Software & Services — 14.5%
Accenture PLC, Class A (Ireland)†(b)	41,519	5,072,376
Akamai Technologies, Inc.†(a)(b)*	42,214	2,236,920
Aspen Technology, Inc.†*	114,649	5,364,427
Automatic Data Processing, Inc.(a)(b)	84,027	7,411,181
AVG Technologies NV (Netherlands)(a)*	4,473	111,870
Bankrate, Inc.†*	27,980	237,270
Broadridge Financial Solutions, Inc.	15,007	1,017,325

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA, Inc.†	252,928	$8,366,858
CDK Global, Inc.	5,388	309,056
Cimpress NV (Netherlands)(a)*	4,443	449,543
Citrix Systems, Inc.†(b)*	82,279	7,011,816
Computer Sciences Corp.†	25,705	1,342,058
CSG Systems International, Inc.(a)(b)	57,406	2,372,590
CSRA, Inc.†(a)	85,124	2,289,836
EarthLink Holdings Corp.†	183,072	1,135,046
eBay, Inc.†*	444,733	14,631,716
Electronic Arts, Inc.†(a)*	65,317	5,578,072
Fair Isaac Corp.(a)	5,144	640,891
Fidelity National Information Services, Inc.†	29,656	2,284,402
Fiserv, Inc.†(b)*	19,276	1,917,384
IAC/InterActiveCorp.†	19,341	1,208,232
International Business Machines Corp.†	21,748	3,454,670
Intuit, Inc.(b)	58,324	6,416,223
j2 Global, Inc.(a)	66,536	4,431,963
Mastercard, Inc., Class A†	20,759	2,112,643
Mentor Graphics Corp.†	80,949	2,140,292
MicroStrategy, Inc., Class A†*	36,270	6,073,049
Monotype Imaging Holdings, Inc.(a)	1,560	34,492
NIC, Inc.†	80,972	1,902,842
Open Text Corp. (Canada)	1,116	72,384
Oracle Corp.†(a)	244,621	9,608,713
Paychex, Inc.	9,391	543,457
Progress Software Corp.*	33	898
Rackspace Hosting, Inc.†*	162,341	5,144,586
Stamps.com, Inc.(a)*	39,996	3,780,022
Sykes Enterprises, Inc.(b)*	31,729	892,537
Symantec Corp.(a)(b)	268,724	6,744,972
Teradata Corp.(a)*	81,953	2,540,543
VASCO Data Security International, Inc.(a)*	61,958	1,091,080
VeriSign, Inc.(a)*	48,072	3,761,153
Visa, Inc., Class A(a)	2,471	204,352
VMware, Inc., Class A(a)*	69,597	5,104,940
WebMD Health Corp.(a)*	17,230	856,331
Western Union Co. (The)(a)	212,597	4,426,269

		142,327,280

Technology Hardware & Equipment — 8.5%
Apple, Inc.†	80,326	9,080,854

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
AVX Corp.†	51,797	$714,281
Benchmark Electronics, Inc.†*	89,576	2,234,921
Cisco Systems, Inc.†	473,108	15,006,986
CommScope Holding Co., Inc.(a)*	63,578	1,914,334
F5 Networks, Inc.(a)(b)*	17,896	2,230,557
FLIR Systems, Inc.(b)	29,656	931,792
Harris Corp.†(a)	52,092	4,772,148
Hewlett Packard Enterprise Co.†(a)	542,394	12,339,464
HP, Inc.†	451,768	7,015,957
Ingram Micro, Inc., Class A†	2,099	74,850
InterDigital, Inc.†	41,914	3,319,589
Juniper Networks, Inc.†	82,050	1,974,123
Methode Electronics, Inc.†	236	8,253
MTS Systems Corp.(a)	5,112	235,305
NetApp, Inc.†(a)	76,263	2,731,741
NETGEAR, Inc.(a)(b)*	97,722	5,911,204
Plantronics, Inc.†(a)	33,551	1,743,310
Sanmina Corp.(a)*	1,209	34,420
Seagate Technology PLC (Ireland)(a)	64,653	2,492,373
TE Connectivity Ltd. (Switzerland)†	76,119	4,900,541
Ubiquiti Networks, Inc.(a)*	55,386	2,963,151
Vishay Intertechnology, Inc.(a)	48,128	678,123

		83,308,277

Telecommunication Services — 3.0%
AT&T, Inc.†(a)	130,255	5,289,656
CenturyLink, Inc.(a)	258,872	7,100,859
Inteliquent, Inc.(a)	44,823	723,443
Level 3 Communications, Inc.†*	55,904	2,592,828
Shenandoah Telecommunications Co.†	1,173	31,917
Sprint Corp.(a)*	13,362	88,590
United States Cellular Corp.*	13	472
Verizon Communications, Inc.†	251,565	13,076,349
Vonage Holdings Corp.†*	25,996	171,833

		29,075,947

Transportation — 6.7%
Alaska Air Group, Inc.(a)(b)	26,691	1,757,869
Allegiant Travel Co.	99	13,075
American Airlines Group, Inc.(a)	41,340	1,513,457
CH Robinson Worldwide, Inc.†	30,645	2,159,247
CSX Corp.†(b)	148,779	4,537,760
Delta Air Lines, Inc.†(a)	313,505	12,339,557
Expeditors International of Washington, Inc.†	103,870	5,351,382

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Hawaiian Holdings, Inc.(a)(b)*	20,072	$975,499
Heartland Express, Inc.	8	151
Hub Group, Inc., Class A†(a)*	10,105	411,880
JB Hunt Transport Services, Inc.†(a)	24,219	1,965,130
Kansas City Southern	988	92,200
Landstar System, Inc.(b)	33,528	2,282,586
Norfolk Southern Corp.(b)	40,338	3,915,206
Southwest Airlines Co.†	135,432	5,266,950
Swift Transportation Co.†(a)*	279,794	6,007,177
Union Pacific Corp.†	72,226	7,044,202
United Continental Holdings, Inc.†*	76,613	4,019,884
United Parcel Service, Inc., Class B†(a)	59,470	6,503,639

		66,156,851

TOTAL COMMON STOCKS (Cost $1,044,497,520)		1,186,199,205

TOTAL LONG POSITIONS - 120.7% (Cost $1,044,497,520)		1,186,199,205

SHORT POSITIONS — (60.3)%
COMMON STOCKS — (60.3)%
Automobiles & Components — (0.9)%
Dorman Products, Inc.*	(481)	(30,736)
Federal-Mogul Holdings Corp.*	(36,012)	(346,075)
Fox Factory Holding Corp.*	(15,056)	(345,836)
Gentherm, Inc.*	(8,380)	(263,300)
Goodyear Tire & Rubber Co. (The)	(85,532)	(2,762,684)
Magna International, Inc. (Canada)	(105,794)	(4,543,852)
Standard Motor Products, Inc.	(11,187)	(534,291)
Tenneco, Inc.*	(6,049)	(352,475)

		(9,179,249)

Capital Goods — (6.9)%
AAON, Inc.	(123)	(3,545)
AAR Corp.	(618)	(19,356)
Aegion Corp.*	(829)	(15,809)
Aerovironment, Inc.*	(34,421)	(840,217)
Alamo Group, Inc.	(2,773)	(182,713)
Albany International Corp., Class A	(8,864)	(375,656)
Beacon Roofing Supply, Inc.*	(82,353)	(3,464,591)
Builders FirstSource, Inc.*	(94,005)	(1,081,998)
CAE, Inc. (Canada)	(3,452)	(49,156)
CIRCOR International, Inc.	(2,491)	(148,364)
Cubic Corp.	(30,372)	(1,421,713)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Douglas Dynamics, Inc.	(4,646)	$(148,393)
Energy Recovery, Inc.*	(19,021)	(303,956)
EnPro Industries, Inc.	(10,585)	(601,440)
ESCO Technologies, Inc.	(11,331)	(525,985)
Federal Signal Corp.	(23,294)	(308,878)
Flowserve Corp.	(74,058)	(3,572,558)
Franklin Electric Co., Inc.	(22,831)	(929,450)
GATX Corp.	(66,763)	(2,974,292)
GMS, Inc.*	(340)	(7,558)
Granite Construction, Inc.	(84,971)	(4,226,458)
Griffon Corp.	(28,659)	(487,490)
HEICO Corp.	(30,740)	(2,127,208)
Hexcel Corp.	(63,351)	(2,806,449)
Honeywell International, Inc.	(2,971)	(346,389)
Hyster-Yale Materials Handling, Inc.	(5,987)	(359,998)
John Bean Technologies Corp.	(29,809)	(2,103,025)
Kaman Corp.	(28,581)	(1,255,277)
KLX, Inc.*	(26,666)	(938,643)
Lennox International, Inc.	(25,720)	(4,038,812)
Lindsay Corp.	(9,250)	(684,315)
Manitowoc Co., Inc. (The)	(304,915)	(1,460,543)
Masonite International Corp. (Canada)*	(15,807)	(982,721)
MasTec, Inc.*	(4,320)	(128,477)
Mercury Systems, Inc.*	(23,458)	(576,363)
Middleby Corp. (The)*	(145)	(17,925)
Milacron Holdings Corp.*	(23,956)	(382,338)
Mueller Industries, Inc.	(5,644)	(182,978)
Oshkosh Corp.	(6,339)	(354,984)
Owens Corning	(5,997)	(320,180)
Patrick Industries, Inc.*	(3,905)	(241,798)
Ply Gem Holdings, Inc.*	(4,086)	(54,589)
Primoris Services Corp.	(70,653)	(1,455,452)
Proto Labs, Inc.*	(46,343)	(2,776,409)
Quanex Building Products Corp.	(24,746)	(427,116)
Rexnord Corp.*	(39,082)	(836,746)
Rockwell Collins, Inc.	(13,402)	(1,130,325)
Rush Enterprises, Inc., Class A*	(34,304)	(839,762)
SiteOne Landscape Supply, Inc.*	(14,595)	(524,398)
Sunrun, Inc.*	(309,821)	(1,951,872)
TASER International, Inc.*	(7,762)	(222,071)
Tennant Co.	(22,276)	(1,443,485)
Textron, Inc.	(28,458)	(1,131,206)
Thermon Group Holdings, Inc.*	(504)	(9,954)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trinity Industries, Inc.	(171,421)	$(4,144,960)
Tutor Perini Corp.*	(34,881)	(748,895)
Valmont Industries, Inc.	(230)	(30,951)
Watsco, Inc.	(12,070)	(1,700,663)
Watts Water Technologies, Inc., Class A	(15,208)	(986,087)
Woodward, Inc.	(82,094)	(5,129,233)
Xylem, Inc.	(25,326)	(1,328,349)

		(67,870,522)

Commercial & Professional Services — (2.3)%
Acco Brands Corp.*	(8,799)	(84,822)
Covanta Holding Corp.	(301,154)	(4,634,760)
Essendant, Inc.	(46)	(944)
Exponent, Inc.	(5,457)	(278,634)
G&K Services, Inc., Class A	(24)	(2,292)
Healthcare Services Group, Inc.	(67,879)	(2,686,651)
HNI Corp.	(29,993)	(1,193,721)
IHS Markit Ltd. (Bermuda)*	(1,948)	(73,147)
Korn/Ferry International	(4,320)	(90,720)
Multi-Color Corp.	(25,839)	(1,705,374)
Navigant Consulting, Inc.*	(27,246)	(550,914)
Nielsen Holdings PLC (United Kingdom)	(15,289)	(819,032)
RR Donnelley & Sons Co.	(14,649)	(230,282)
Steelcase, Inc., Class A	(80,815)	(1,122,520)
Team, Inc.*	(1,954)	(63,915)
TransUnion*	(46,011)	(1,587,380)
Viad Corp.	(17,676)	(651,714)
WageWorks, Inc.*	(66,413)	(4,045,216)
Waste Connections, Inc. (Canada)	(35,512)	(2,652,746)

		(22,474,784)

Consumer Durables & Apparel — (2.3)%
Callaway Golf Co.	(2,114)	(24,544)
Crocs, Inc.*	(127,617)	(1,059,221)
Deckers Outdoor Corp.*	(33,282)	(1,981,943)
G-III Apparel Group Ltd.*	(40,329)	(1,175,590)
Gildan Activewear, Inc. (Canada)	(7,128)	(199,228)
iRobot Corp.*	(5,683)	(249,938)
KB Home	(52,437)	(845,284)
Mattel, Inc.	(192,342)	(5,824,116)
Mohawk Industries, Inc.*	(3,159)	(632,874)
Newell Brands, Inc.	(979)	(51,554)
Oxford Industries, Inc.	(5,968)	(404,034)
PulteGroup, Inc.	(146,275)	(2,931,351)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tempur Sealy International, Inc.*	(31,147)	$(1,767,281)
Toll Brothers, Inc.*	(12,211)	(364,620)
TRI Pointe Group, Inc.*	(8,499)	(112,017)
Under Armour, Inc., Class A*	(100,143)	(3,873,531)
VF Corp.	(12,897)	(722,877)
Vista Outdoor, Inc.*	(15,844)	(631,542)
WCI Communities, Inc.*	(1,816)	(43,076)

		(22,894,621)

Consumer Services — (4.1)%
Belmond Ltd., Class A (Bermuda)*	(32,941)	(418,680)
BJ’s Restaurants, Inc.*	(872)	(31,000)
Chegg, Inc.*	(7,055)	(50,020)
Chipotle Mexican Grill, Inc.*	(15,744)	(6,667,584)
Fiesta Restaurant Group, Inc.*	(116,353)	(2,792,472)
Grand Canyon Education, Inc.*	(25,440)	(1,027,522)
Habit Restaurants, Inc. (The), Class A*	(10,657)	(149,198)
Houghton Mifflin Harcourt Co.*	(65,795)	(882,311)
Las Vegas Sands Corp.	(23,618)	(1,358,980)
LifeLock, Inc.*	(138,473)	(2,342,963)
MGM Resorts International*	(281,807)	(7,335,436)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(47,217)	(1,780,081)
Red Robin Gourmet Burgers, Inc.*	(76,213)	(3,425,012)
Royal Caribbean Cruises Ltd. (Liberia)	(62,524)	(4,686,174)
SeaWorld Entertainment, Inc.	(251,442)	(3,389,438)
Shake Shack, Inc., Class A*	(43,407)	(1,504,921)
Wingstop, Inc.	(85)	(2,490)
Wynn Resorts Ltd.	(15,470)	(1,507,087)
Zoe’s Kitchen, Inc.*	(55,068)	(1,221,959)

		(40,573,328)

Energy — (3.9)%
Alon USA Energy, Inc.	(26,459)	(213,260)
Cameco Corp. (Canada)	(90,124)	(771,461)
Cheniere Energy, Inc.*	(39,156)	(1,707,202)
CVR Energy, Inc.	(142,214)	(1,958,287)
Gener8 Maritime, Inc. (Marshall Islands)*	(51,525)	(263,808)
Green Plains, Inc.	(11,062)	(289,824)
Helix Energy Solutions Group, Inc.*	(279,455)	(2,271,969)
Helmerich & Payne, Inc.	(69,799)	(4,697,473)
Patterson-UTI Energy, Inc.	(139,933)	(3,130,301)
Pembina Pipeline Corp. (Canada)	(16,985)	(517,363)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Precision Drilling Corp. (Canada)	(124,857)	$(521,902)
Schlumberger Ltd. (Curacao)	(66,323)	(5,215,641)
SEACOR Holdings, Inc.*	(35,414)	(2,106,779)
SemGroup Corp., Class A	(2,926)	(103,463)
Suncor Energy, Inc. (Canada)	(291,607)	(8,100,842)
Transocean Ltd. (Switzerland)*	(2,762)	(29,443)
Unit Corp.*	(19,616)	(364,858)
US Silica Holdings, Inc.	(126,127)	(5,872,473)

		(38,136,349)

Food & Staples Retailing — (1.0)%
Casey’s General Stores, Inc.	(26,119)	(3,138,198)
Costco Wholesale Corp.	(3,080)	(469,731)
Kroger Co. (The)	(68,449)	(2,031,566)
Performance Food Group Co.*	(1,515)	(37,572)
Rite Aid Corp.*	(210,238)	(1,616,730)
Smart & Final Stores, Inc.*	(83,847)	(1,070,726)
United Natural Foods, Inc.*	(1,112)	(44,524)
US Foods Holding Corp.*	(40,462)	(955,308)

		(9,364,355)

Food, Beverage & Tobacco — (3.0)%
Bunge Ltd. (Bermuda)	(60,981)	(3,611,905)
Coca-Cola Bottling Co. Consolidated	(26,237)	(3,887,274)
Darling Ingredients, Inc.*	(145,649)	(1,967,718)
Farmer Brothers Co.*	(261)	(9,279)
J&J Snack Foods Corp.	(3,050)	(363,316)
McCormick & Co., Inc., non-voting shares	(36,559)	(3,652,975)
MGP Ingredients, Inc.	(16,580)	(671,822)
Philip Morris International, Inc.	(36,580)	(3,556,308)
Pinnacle Foods, Inc.	(100)	(5,017)
Snyders-Lance, Inc.	(97,233)	(3,265,084)
Tootsie Roll Industries, Inc.	(7,805)	(287,458)
TreeHouse Foods, Inc.*	(50,650)	(4,416,174)
WhiteWave Foods Co. (The)*	(64,590)	(3,515,634)

		(29,209,964)

Health Care Equipment & Services — (4.8)%
Acadia Healthcare Co., Inc.*	(22,363)	(1,108,087)
Air Methods Corp*	(102,089)	(3,214,783)
athenahealth, Inc.*	(30,712)	(3,873,397)
AtriCure, Inc.*	(2,868)	(45,372)
Capital Senior Living Corp.*	(54,746)	(919,733)
Cardiovascular Systems, Inc.*	(57,702)	(1,369,845)
Cerus Corp.*	(369,268)	(2,293,154)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DexCom, Inc.*	(12,242)	$(1,073,134)
Endologix, Inc.*	(272,670)	(3,490,176)
Ensign Group, Inc. (The)	(94,109)	(1,894,414)
Envision Healthcare Holdings, Inc.*	(571)	(12,716)
Evolent Health, Inc., Class A*	(72,863)	(1,793,887)
Glaukos Corp.*	(256)	(9,661)
Healthways, Inc.*	(105)	(2,778)
Henry Schein, Inc.*	(2,764)	(450,477)
Insulet Corp.*	(4,017)	(164,456)
K2M Group Holdings, Inc.*	(97,590)	(1,735,150)
LifePoint Hospitals, Inc.*	(27,693)	(1,640,256)
Medidata Solutions, Inc.*	(65,500)	(3,652,280)
National Healthcare Corp.	(42)	(2,772)
Nevro Corp.*	(46,047)	(4,806,846)
Novadaq Technologies, Inc. (Canada)*	(71,260)	(824,478)
Novocure Ltd. (Jersey)*	(19,547)	(166,931)
NxStage Medical, Inc.*	(7,372)	(184,226)
Omnicell, Inc.*	(8,092)	(309,924)
Penumbra, Inc.*	(6,317)	(480,029)
PharMerica Corp.*	(38,939)	(1,093,018)
Providence Service Corp. (The)*	(22)	(1,070)
Quidel Corp.*	(8,473)	(187,169)
Spectranetics Corp. (The)*	(141,003)	(3,537,765)
Surgical Care Affiliates, Inc.*	(57,610)	(2,809,064)
Wright Medical Group NV (Netherlands)*	(85,274)	(2,091,771)
Zeltiq Aesthetics, Inc.*	(39,029)	(1,530,717)

		(46,769,536)

Household & Personal Products — (0.3)%
Colgate-Palmolive Co.	(20,020)	(1,484,283)
Energizer Holdings, Inc.	(28,280)	(1,412,869)
Revlon, Inc., Class A*	(4,957)	(182,318)
WD-40 Co.	(1,325)	(148,970)

		(3,228,440)

Materials — (5.0)%
Balchem Corp.	(32,258)	(2,500,963)
Ball Corp.	(48,132)	(3,944,417)
Bemis Co., Inc.	(42,049)	(2,144,920)
CF Industries Holdings, Inc.	(246,417)	(6,000,254)
Domtar Corp.	(63,784)	(2,368,300)
Dow Chemical Co. (The)	(118,501)	(6,141,907)
Ecolab, Inc.	(11,469)	(1,396,007)
Flotek Industries, Inc.*	(231,468)	(3,365,545)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Graphic Packaging Holding Co.	(404,380)	$(5,657,276)
International Flavors & Fragrances, Inc.	(8,727)	(1,247,699)
Kraton Corp.*	(6,323)	(221,558)
Kronos Worldwide, Inc.	(66,482)	(551,136)
Methanex Corp. (Canada)	(99,293)	(3,542,774)
Monsanto Co.	(15,254)	(1,558,959)
PH Glatfelter Co.	(12,066)	(261,591)
Platform Specialty Products Corp.*	(292,063)	(2,368,631)
Potash Corp. of Saskatchewan, Inc. (Canada)	(10,670)	(174,134)
Praxair, Inc.	(6,585)	(795,665)
Sealed Air Corp.	(18,228)	(835,207)
Sensient Technologies Corp.	(22)	(1,668)
Sherwin-Williams Co. (The)	(358)	(99,044)
Silgan Holdings, Inc.	(19,882)	(1,005,830)
Summit Materials, Inc., Class A*	(67,012)	(1,243,073)
Tredegar Corp.	(128)	(2,379)
US Concrete, Inc.*	(190)	(8,752)
Valspar Corp. (The)	(20,143)	(2,136,568)

		(49,574,257)

Media — (1.8)%
AMC Entertainment Holdings, Inc., Class A	(8,446)	(262,586)
Cable One, Inc.	(603)	(352,152)
Charter Communications, Inc., Class A*	(21,744)	(5,870,228)
EW Scripps Co. (The), Class A*	(141,181)	(2,244,778)
Gannett Co., Inc.	(129,492)	(1,507,287)
Global Eagle Entertainment, Inc.*	(116,449)	(967,691)
Gray Television, Inc.*	(92,480)	(958,093)
John Wiley & Sons, Inc., Class A	(9,757)	(503,559)
Live Nation Entertainment, Inc.*	(119,261)	(3,277,292)
MDC Partners, Inc., Class A (Canada)	(1,895)	(20,314)
National CineMedia, Inc.	(71,702)	(1,055,453)
Shaw Communications, Inc., Class B (Canada)	(3,306)	(67,641)
Sinclair Broadcast Group, Inc., Class A	(1,928)	(55,681)
Time, Inc.	(21,060)	(304,949)

		(17,447,704)

Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
Accelerate Diagnostics, Inc.*	(69,480)	(1,894,025)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Achillion Pharmaceuticals, Inc.*	(9,627)	$(77,979)
Aerie Pharmaceuticals, Inc.*	(962)	(36,306)
Agenus, Inc.*	(13,326)	(95,681)
Agios Pharmaceuticals, Inc.*	(11,602)	(612,818)
Aimmune Therapeutics, Inc.*	(3,292)	(49,380)
Albany Molecular Research, Inc.*	(53,280)	(879,653)
Alder Biopharmaceuticals, Inc.*	(2,347)	(76,911)
Amicus Therapeutics, Inc.*	(23,417)	(173,286)
Atara Biotherapeutics, Inc.*	(383)	(8,192)
Axovant Sciences Ltd. (Bermuda)*	(223)	(3,122)
Bio-Rad Laboratories, Inc., Class A*	(5,018)	(821,999)
Bluebird Bio, Inc.*	(32,882)	(2,228,742)
Bruker Corp.	(46,840)	(1,060,926)
Cambrex Corp.*	(31,137)	(1,384,351)
Cempra, Inc.*	(125,700)	(3,041,940)
Charles River Laboratories International, Inc.*	(15,841)	(1,320,189)
Clovis Oncology, Inc.*	(3,870)	(139,514)
Coherus Biosciences, Inc.*	(53,345)	(1,428,579)
CytomX Therapeutics, Inc.*	(18)	(282)
Dermira, Inc.*	(77,685)	(2,627,307)
Dynavax Technologies Corp.*	(126,640)	(1,328,454)
Epizyme, Inc.*	(28,469)	(280,135)
Foundation Medicine, Inc.*	(2,286)	(53,378)
Heron Therapeutics, Inc.*	(53,930)	(929,214)
Horizon Pharma PLC (Ireland)*	(1,513)	(27,431)
Illumina, Inc.*	(7)	(1,272)
Impax Laboratories, Inc.*	(1,138)	(26,971)
Insmed, Inc.*	(113,218)	(1,643,925)
Intra-Cellular Therapies, Inc.*	(35,907)	(547,223)
Juno Therapeutics, Inc.*	(2,224)	(66,742)
MacroGenics, Inc.*	(78,390)	(2,344,645)
Medicines Co. (The)*	(190,565)	(7,191,923)
Merrimack Pharmaceuticals, Inc.*	(21,105)	(134,017)
Momenta Pharmaceuticals, Inc.*	(126,821)	(1,482,538)
Nektar Therapeutics*	(362)	(6,219)
NeoGenomics, Inc.*	(59,711)	(490,824)
Novavax, Inc.*	(12,815)	(26,655)
Pacific Biosciences of California, Inc.*	(402,617)	(3,607,448)
Portola Pharmaceuticals, Inc.*	(68,660)	(1,559,269)
Puma Biotechnology, Inc.*	(1,635)	(109,627)
QIAGEN NV (Netherlands)*	(164,955)	(4,526,365)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revance Therapeutics, Inc.*	(18,984)	$(307,731)
Synergy Pharmaceuticals, Inc.*	(26,695)	(147,089)
TherapeuticsMD, Inc.*	(170,439)	(1,160,689)
Theravance Biopharma, Inc. (Cayman Islands)*	(72,756)	(2,636,677)

		(48,597,643)

Retailing — (3.3)%
1-800-Flowers.com, Inc., Class A*	(520)	(4,768)
Abercrombie & Fitch Co., Class A	(135,737)	(2,156,861)
At Home Group, Inc.*	(38)	(576)
Barnes & Noble, Inc.	(2,485)	(28,080)
Burlington Stores, Inc.*	(1,872)	(151,669)
Core-Mark Holding Co., Inc.	(5,924)	(212,079)
CST Brands, Inc.	(149,745)	(7,201,237)
DSW, Inc., Class A	(120,332)	(2,464,399)
Fred’s, Inc., Class A	(2,321)	(21,028)
GameStop Corp., Class A	(82,408)	(2,273,637)
Genesco, Inc.*	(5,283)	(287,712)
Groupon, Inc.*	(619,682)	(3,191,362)
Guess?, Inc.	(178,872)	(2,613,320)
JC Penney Co., Inc.*	(87,324)	(805,127)
Monro Muffler Brake, Inc.	(8,929)	(546,187)
Murphy USA, Inc.*	(11,510)	(821,354)
Office Depot, Inc.	(229,768)	(820,272)
Penske Automotive Group, Inc.	(44,078)	(2,123,678)
Restoration Hardware Holdings, Inc.*	(42,404)	(1,466,330)
Shutterfly, Inc.*	(2,662)	(118,832)
Tailored Brands, Inc.	(117,486)	(1,844,530)
Tile Shop Holdings, Inc.*	(4,481)	(74,160)
Wayfair, Inc., Class A*	(70,719)	(2,784,207)

		(32,011,405)

Semiconductors & Semiconductor Equipment — (2.3)%
Amkor Technology, Inc.*	(14)	(136)
Applied Micro Circuits Corp.*	(230)	(1,598)
Brooks Automation, Inc.	(40,413)	(550,021)
Cavium, Inc.*	(7,683)	(447,151)
Cirrus Logic, Inc.*	(763)	(40,553)
Cree, Inc.*	(20,605)	(529,961)
Cypress Semiconductor Corp.	(313,554)	(3,812,817)
Diodes, Inc.*	(28,952)	(617,836)
First Solar, Inc.*	(83,480)	(3,296,625)
FormFactor, Inc.*	(20,485)	(222,262)
Lattice Semiconductor Corp.*	(161,236)	(1,046,422)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MACOM Technology Solutions Holdings, Inc.*	(27,811)	$(1,177,518)
Microchip Technology, Inc.	(6,177)	(383,839)
Micron Technology, Inc.*	(431,776)	(7,676,977)
MKS Instruments, Inc.	(11,137)	(553,843)
Ultratech, Inc.*	(23,019)	(531,279)
Veeco Instruments, Inc.*	(75,763)	(1,487,228)

		(22,376,066)

Software & Services — (6.6)%
2U, Inc.*	(49,948)	(1,912,509)
ACI Worldwide, Inc.*	(35,015)	(678,591)
Acxiom Corp.*	(120,530)	(3,212,124)
Autodesk, Inc.*	(84,728)	(6,128,376)
Black Knight Financial Services, Inc., Class A*	(21,425)	(876,282)
Blackhawk Network Holdings, Inc.*	(61,502)	(1,855,515)
Bottomline Technologies de, Inc.*	(46,374)	(1,080,978)
Box, Inc., Class A*	(112,037)	(1,765,703)
CACI International, Inc., Class A*	(14,421)	(1,455,079)
Callidus Software, Inc.*	(13,604)	(249,633)
CoreLogic, Inc.*	(3,016)	(118,288)
FireEye, Inc.*	(181,522)	(2,673,819)
Forrester Research, Inc.	(2,971)	(115,572)
Gartner, Inc.*	(889)	(78,632)
Global Payments, Inc.	(40,194)	(3,085,291)
Gogo, Inc.*	(152,229)	(1,680,608)
Hortonworks, Inc.*	(30,632)	(255,777)
HubSpot, Inc.*	(36,383)	(2,096,388)
Imperva, Inc.*	(63,370)	(3,403,603)
Instructure, Inc.*	(6,696)	(169,878)
Interactive Intelligence Group, Inc.*	(3,502)	(210,610)
MINDBODY, Inc., Class A*	(3,400)	(66,844)
New Relic, Inc.*	(56,349)	(2,159,294)
Pandora Media, Inc.*	(352,608)	(5,052,873)
PROS Holdings, Inc.*	(57,345)	(1,296,570)
Q2 Holdings, Inc.*	(17)	(487)
Rapid7, Inc.*	(9,274)	(163,686)
RealPage, Inc.*	(1,311)	(33,693)
SecureWorks Corp., Class A*	(4,848)	(60,648)
Splunk, Inc.*	(36,881)	(2,164,177)
Square, Inc., Class A*	(317,039)	(3,696,675)
TeleTech Holdings, Inc.	(9,014)	(261,316)
TrueCar, Inc.*	(89,901)	(848,665)
Virtusa Corp.*	(26,100)	(644,148)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Workday, Inc., Class A*	(1,683)	$(154,314)
Workiva, Inc.*	(7,987)	(144,804)
Xerox Corp.	(478,788)	(4,850,122)
Zendesk, Inc.*	(117,515)	(3,608,886)
Zynga, Inc., Class A*	(2,428,470)	(7,066,848)

		(65,377,306)

Technology Hardware & Equipment — (3.2)%
Avnet, Inc.	(10,236)	(420,290)
Celestica, Inc. (Canada)*	(80,948)	(876,667)
Cognex Corp.	(72)	(3,806)
Coherent, Inc.*	(550)	(60,797)
Cray, Inc.*	(29,895)	(703,728)
EchoStar Corp., Class A*	(32,929)	(1,443,278)
ePlus, Inc.*	(6,904)	(651,807)
Infinera Corp.*	(34,479)	(311,345)
InvenSense, Inc.*	(188,576)	(1,399,234)
Ixia*	(8,195)	(102,438)
Jabil Circuit, Inc.	(373,793)	(8,156,163)
Littelfuse, Inc.	(11,561)	(1,489,172)
National Instruments Corp.	(533)	(15,137)
NetScout Systems, Inc.*	(11,302)	(330,584)
Nimble Storage, Inc.*	(74,894)	(661,314)
Oclaro, Inc.*	(20,795)	(177,797)
Palo Alto Networks, Inc.*	(7,474)	(1,190,832)
Pure Storage, Inc., Class A*	(57,453)	(778,488)
Rofin-Sinar Technologies, Inc.*	(25,041)	(805,819)
Stratasys Ltd. (Israel)*	(4,254)	(102,479)
SYNNEX Corp.	(933)	(106,465)
Trimble, Inc.*	(32,709)	(934,169)
VeriFone Systems, Inc.*	(327,558)	(5,155,763)
ViaSat, Inc.*	(69,385)	(5,179,590)
Western Digital Corp.	(921)	(53,851)

		(31,111,013)

Telecommunication Services — (1.2)%
ATN International, Inc.	(18,155)	(1,180,801)
Cincinnati Bell, Inc.*	(278,503)	(1,136,292)
Frontier Communications Corp.	(906,769)	(3,772,159)
General Communication, Inc., Class A*	(12,308)	(169,235)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.*	(202,496)	$(1,642,242)
ORBCOMM, Inc.*	(71,542)	(733,306)
Windstream Holdings, Inc.	(49,593)	(498,410)
Zayo Group Holdings, Inc.*	(75,952)	(2,256,534)

		(11,388,979)

Transportation — (2.5)%
Air Transport Services Group, Inc.*	(7,450)	(106,908)
ArcBest Corp.	(10,279)	(195,507)
Atlas Air Worldwide Holdings, Inc.*	(75,593)	(3,236,892)
Canadian Pacific Railway Ltd. (Canada)	(13,740)	(2,098,098)
Echo Global Logistics, Inc.*	(6)	(138)
Genesee & Wyoming, Inc., Class A*	(27,822)	(1,918,327)
Kirby Corp.*	(20,337)	(1,264,148)
Saia, Inc.*	(53,157)	(1,592,584)
SkyWest, Inc.	(34,695)	(916,295)
Spirit Airlines, Inc.*	(154,310)	(6,562,804)
Virgin America, Inc.*	(91,296)	(4,885,249)
Werner Enterprises, Inc.	(82,800)	(1,926,756)

		(24,703,706)

TOTAL COMMON STOCK (Proceeds $595,502,977)		(592,289,227)

TOTAL SECURITIES SOLD SHORT - (60.3)%		(592,289,227)

(Proceeds $595,502,977)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.6%		389,077,227

NET ASSETS - 100.0%		$982,987,205

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 143.5%
COMMON STOCKS — 143.5%
Automobiles & Components — 2.9%
BorgWarner, Inc.(a)(b)	1,129	$39,718
Delphi Automotive PLC (Jersey)(a)	569	40,581
General Motors Co.†	7,927	251,841
Harley-Davidson, Inc.(a)	1,024	53,852

		385,992

Capital Goods — 15.6%
AMETEK, Inc.	11	526
Boeing Co. (The)(b)	183	24,108
Caterpillar, Inc.(a)	105	9,321
Cummins, Inc.(b)	1,128	144,553
Dover Corp.†	7	516
Eaton Corp. PLC (Ireland)†	1,319	86,672
Emerson Electric Co.†	4,128	225,017
Flowserve Corp.(a)	812	39,171
Honeywell International, Inc.†(b)	1,924	224,319
Illinois Tool Works, Inc.†	1,356	162,503
Ingersoll-Rand PLC (Ireland)†	1,691	114,887
Jacobs Engineering Group, Inc.†*	817	42,255
L-3 Communications Holdings, Inc.†(b)	519	78,229
Lockheed Martin Corp.	174	41,711
Masco Corp.†	2	69
PACCAR, Inc.†(b)	453	26,627
Parker-Hannifin Corp.(b)	771	96,784
Pentair PLC (Ireland)(a)	95	6,103
Quanta Services, Inc.†(b) *	982	27,486
Rockwell Automation, Inc.(a)	642	78,542
Snap-on, Inc.†(a)	290	44,068
Stanley Black & Decker, Inc.(b)	939	115,478
Textron, Inc.†	132	5,247
United Rentals, Inc.(b) *	582	45,681
United Technologies Corp.†	4,562	463,499

		2,103,372

Commercial & Professional Services — 1.1%
Cintas Corp.(b)	451	50,783
Dun & Bradstreet Corp. (The)†(b)	218	29,783
Pitney Bowes, Inc.†	1,246	22,627
Robert Half International, Inc.†	874	33,090
Waste Management, Inc.†	221	14,091

		150,374

Consumer Durables & Apparel — 2.6%
Garmin Ltd. (Switzerland)†	939	45,175
Harman International Industries, Inc.(a)	377	31,838

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Leggett & Platt, Inc.(b)	722	$32,909
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)(b)*	1,162	54,370
PVH Corp.†	494	54,587
Ralph Lauren Corp.†(a)(b)	529	53,503
Whirlpool Corp.†	500	81,080

		353,462

Consumer Services — 1.6%
Darden Restaurants, Inc.(b)	817	50,099
Marriott International, Inc., Class A†(a)	1,711	115,188
Wyndham Worldwide Corp.(b)	751	50,565

		215,852

Diversified Financials — 5.1%
Affiliated Managers Group, Inc.†*	316	45,725
BlackRock, Inc.†	375	135,922
CME Group, Inc.†(a)(b)	790	82,571
Franklin Resources, Inc.†	3,875	137,834
Intercontinental Exchange, Inc.	35	9,428
Invesco, Ltd. (Bermuda)†(b)	1,419	44,372
Legg Mason, Inc.†	696	23,302
Moody’s Corp.	7	758
Nasdaq, Inc.†(b)	672	45,387
S&P Global, Inc.†(b)	360	45,562
T Rowe Price Group, Inc.†	1,669	110,988

		681,849

Energy — 3.4%
Diamond Offshore Drilling, Inc.(a)	827	14,564
Helmerich & Payne, Inc.(a)	148	9,960
Marathon Petroleum Corp.†	1,538	62,427
Murphy Oil Corp.(a)	918	27,907
National Oilwell Varco, Inc.(a)	2,533	93,062
Noble Energy, Inc.	2,291	81,880
Range Resources Corp.	1,001	38,789
Valero Energy Corp.(a)(b)	2,494	132,182

		460,771

Food & Staples Retailing — 6.9%
CVS Health Corp.†(a)(b)	2,961	263,499
Sysco Corp.(a)	2,806	137,522
Walgreens Boots Alliance, Inc.†	3,758	302,970
Wal-Mart Stores, Inc.†	3,177	229,125

		933,116

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.†	2,043	$129,179
Campbell Soup Co.(a)	1,632	89,270
ConAgra Foods, Inc.(b)	2,491	117,351
Dr Pepper Snapple Group, Inc.(a)	369	33,693
Hershey Co. (The)†	271	25,908
JM Smucker Co. (The)†(a)(b)	562	76,174
Philip Morris International, Inc.†	1	97
Reynolds American, Inc.(a)(b)	2,247	105,946
Tyson Foods, Inc., Class A†	2,472	184,584

		762,202

Health Care Equipment & Services — 15.3%
Aetna, Inc.†	2,031	234,479
AmerisourceBergen Corp.	563	45,479
Anthem, Inc.†	1,401	175,559
Baxter International, Inc.†	3,485	165,886
Cardinal Health, Inc.†(a)(b)	1,738	135,043
Centene Corp.†*	905	60,599
Cigna Corp.†(b)	1,519	197,956
Danaher Corp.	160	12,542
Express Scripts Holding Co.†(a)(b)*	3,143	221,676
HCA Holdings, Inc.†*	1,198	90,605
Humana, Inc.†	746	131,960
Laboratory Corp. of America Holdings†*	526	72,315
McKesson Corp.†(b)	1,148	191,429
Quest Diagnostics, Inc.†(b)	732	61,949
UnitedHealth Group, Inc.†(b)	1,379	193,060
Universal Health Services, Inc., Class B(b)	515	63,458

		2,053,995

Household & Personal Products — 0.4%
Clorox Co. (The)	126	15,773
Kimberly-Clark Corp.	275	34,688

		50,461

Insurance — 1.0%
Aon PLC (United Kingdom)(b)	1,152	129,589

Materials — 7.5%
Alcoa, Inc.(a)	8,458	85,764
Avery Dennison Corp.†	5	389
Ball Corp.†	2	164
El du Pont de Nemours & Co.†	5,522	369,808
FMC Corp.†	790	38,189

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.(a)	141	$20,159
International Paper Co.†	1,678	80,510
LyondellBasell Industries NV, Class A (Netherlands)	441	35,571
Martin Marietta Materials, Inc.	427	76,480
Newmont Mining Corp.†(b)	2,620	102,940
Nucor Corp.†	2,067	102,213
PPG Industries, Inc.	56	5,788
Sherwin-Williams Co. (The)†	109	30,156
WestRock Co.†	1,263	61,230

		1,009,361

Media — 7.3%
CBS Corp., Class B, non-votingshares†(b)	2,591	141,831
Discovery Communications, Inc., Class A†*	4,038	108,703
News Corp., Class A(a)(b)	3,659	51,153
Omnicom Group, Inc.†	1,296	110,160
Scripps Networks Interactive, Inc., Class A(a)	647	41,078
TEGNA, Inc.†(a)	1,440	31,478
Time Warner, Inc.	366	29,137
Twenty-First Century Fox, Inc., Class A	9,932	240,553
Viacom, Inc., Class B	80	3,048
Walt Disney Co. (The)†(b)	2,496	231,779

		988,920

Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
AbbVie, Inc.†	1,549	97,695
Agilent Technologies, Inc.	532	25,052
Amgen, Inc.†	751	125,274
Biogen, Inc.†(b)*	1,221	382,210
Endo International PLC (Ireland)*	230	4,634
Gilead Sciences, Inc.†(b)	4,890	386,897
Mallinckrodt PLC (Ireland)†*	406	28,331
Merck & Co, Inc.†	3,327	207,638
Pfizer, Inc.†	5,838	197,733

		1,455,464

Real Estate — 0.0%
Weyerhaeuser Co., REIT†	1	32

Retailing — 14.0%
AutoNation, Inc.*	446	21,725

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.*	108	$82,981
Bed Bath & Beyond, Inc.(a)	1,021	44,015
Best Buy Co., Inc.(a)	2,155	82,278
Dollar General Corp.†(b)	1,391	97,356
Foot Locker, Inc.(b)	826	55,937
Gap, Inc. (The)(a)	2,622	58,313
Genuine Parts Co.†	519	52,134
Home Depot, Inc. (The)†	3,031	390,029
Kohl’s Corp.(a)	1,128	49,350
Lowe’s Cos., Inc.†	4,087	295,122
Macy’s, Inc.(a)(b)	1,760	65,208
Priceline Group, Inc. (The)†*	102	150,092
Ross Stores, Inc.†	2,141	137,666
Signet Jewelers, Ltd. (Bermuda)(a)	418	31,154
Target Corp.†	3,459	237,564
Urban Outfitters, Inc.(a)*	761	26,270

		1,877,194

Semiconductors & Semiconductor Equipment — 8.7%
Applied Materials, Inc.†(b)	5,338	160,941
Intel Corp.†	94	3,548
KLA-Tencor Corp.	782	54,513
Lam Research Corp.†	873	82,682
Linear Technology Corp.†	525	31,127
NVIDIA Corp.(a)	1,504	103,054
Qorvo, Inc.†(a)*	461	25,696
QUALCOMM, Inc.†	6,555	449,018
Texas Instruments, Inc.†	2,666	187,100
Xilinx, Inc.†(b)	1,345	73,087

		1,170,766

Software & Services — 12.4%
Accenture PLC, Class A (Ireland)(b)	526	64,261
Automatic Data Processing, Inc.(a)(b)	2,267	199,949
CA, Inc.†	2,782	92,029
CSRA, Inc.†	869	23,376
eBay, Inc.†*	7,605	250,204
Electronic Arts, Inc.†(b)*	1,508	128,783
International Business Machines Corp.†	2,263	359,478
Intuit, Inc.(b)	1,358	149,394
Oracle Corp.†(a)	6,057	237,919
Symantec Corp.†	1,072	26,907
Teradata Corp.(a)*	870	26,970
VeriSign, Inc.(a)*	461	36,069

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)(a)	3,278	$68,248

		1,663,587

Technology Hardware & Equipment — 9.4%
Amphenol Corp., Class A†	871	56,545
Apple, Inc.†	1,659	187,550
Cisco Systems, Inc.†	9,824	311,617
Corning, Inc.†	1,933	45,716
Dell Technologies, Inc. - VMware, Inc.*	1	48
F5 Networks, Inc.†(b)*	400	49,856
Harris Corp.†	749	68,616
Hewlett Packard Enterprise Co.†	11,181	254,368
HP, Inc.†	11,469	178,114
Juniper Networks, Inc.†	2,571	61,858
TE Connectivity Ltd. (Switzerland)†	803	51,697

		1,265,985

Telecommunication Services — 4.6%
AT&T, Inc.†(a)	5,546	225,223
CenturyLink, Inc.(a)(b)	2,995	82,153
Verizon Communications, Inc.†	5,918	307,618

		614,994

Transportation — 5.9%
Alaska Air Group, Inc.(a)	676	44,521
Delta Air Lines, Inc.†	5,031	198,020
Expeditors International of Washington, Inc.†	1,215	62,597
JB Hunt Transport Services, Inc.(a)	134	10,873
Southwest Airlines Co.†	4,167	162,055
United Continental Holdings, Inc.†*	2,169	113,808
United Parcel Service, Inc., Class B(a)	1,867	204,175

		796,049

Utilities — 1.3%
DTE Energy Co	566	53,017
NRG Energy, Inc.(b)	1,821	20,413
WEC Energy Group, Inc.†	1,675	100,299

		173,729

TOTAL COMMON STOCKS (Cost $17,671,922)		19,297,116

TOTAL LONG POSITIONS - 143.5%		19,297,116

(Cost $17,671,922)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
SHORT POSITIONS — (83.2)%
COMMON STOCKS — (83.2)%
Automobiles & Components — (0.2)%
Goodyear Tire & Rubber Co. (The)	(809)	$(26,131)
Johnson Controls International PLC (Ireland)	(1)	(45)

		(26,176)

Banks — (1.2)%
Bank of America Corp.	(3,973)	(62,177)
Citigroup, Inc.	(1,386)	(65,461)
KeyCorp.	(958)	(11,659)
PNC Financial Services Group, Inc. (The)	(253)	(22,793)

		(162,090)

Capital Goods — (2.4)%
Acuity Brands, Inc.	(141)	(37,309)
Allegion PLC (Ireland)	(270)	(18,606)
Fastenal Co.	(888)	(37,101)
Fluor Corp.	(403)	(20,682)
Fortive Corp.	(504)	(25,654)
Fortune Brands Home & Security, Inc.	(471)	(27,365)
Raytheon Co.	(611)	(83,175)
Rockwell Collins, Inc.	(417)	(35,170)
Roper Technologies, Inc.	(46)	(8,394)
TransDigm Group, Inc.*	(26)	(7,517)
Xylem, Inc.	(550)	(28,848)

		(329,821)

Commercial & Professional Services — (0.6)%
Equifax, Inc.	(209)	(28,127)
Nielsen Holdings PLC (United Kingdom)	(1,114)	(59,677)

		(87,804)

Consumer Durables & Apparel — (2.3)%
Hanesbrands, Inc.	(1,238)	(31,260)
Mattel, Inc.	(1,046)	(31,673)
Mohawk Industries, Inc.*	(91)	(18,231)
Newell Brands, Inc.	(1,468)	(77,305)
PulteGroup, Inc.	(1,338)	(26,813)
Under Armour, Inc., Class A*	(1,499)	(57,981)
VF Corp.	(1,275)	(71,464)

		(314,727)

Consumer Services — (1.9)%
Chipotle Mexican Grill, Inc.*	(106)	(44,891)
Royal Caribbean Cruises Ltd. (Liberia)	(698)	(52,315)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starbucks Corp.	(1,343)	$(72,710)
Wynn Resorts Ltd.	(396)	(38,578)
Yum! Brands, Inc.	(473)	(42,953)

		(251,447)

Diversified Financials — (2.4)%
American Express Co.	(380)	(24,335)
Ameriprise Financial, Inc.	(498)	(49,685)
Bank of New York Mellon Corp. (The)	(769)	(30,668)
Discover Financial Services	(1)	(57)
E*TRADE Financial Corp.*	(384)	(11,182)
Goldman Sachs Group, Inc. (The)	(389)	(62,734)
Leucadia National Corp.	(1,114)	(21,211)
Morgan Stanley	(2,007)	(64,344)
Navient Corp.	(975)	(14,108)
State Street Corp.	(596)	(41,499)

		(319,823)

Energy — (11.9)%
Anadarko Petroleum Corp.	(740)	(46,886)
Apache Corp.	(1,163)	(74,281)
Baker Hughes, Inc.	(161)	(8,126)
Cabot Oil & Gas Corp.	(1,810)	(46,698)
Chesapeake Energy Corp.*	(2,376)	(14,897)
Chevron Corp.	(1,766)	(181,757)
Cimarex Energy Co.	(370)	(49,717)
Concho Resources, Inc.*	(450)	(61,808)
ConocoPhillips	(3,582)	(155,709)
Devon Energy Corp.	(1,792)	(79,045)
EOG Resources, Inc.	(1,135)	(109,766)
EQT Corp.	(672)	(48,801)
Exxon Mobil Corp.	(784)	(68,427)
Hess Corp.	(1,232)	(66,060)
Newfield Exploration Co.*	(747)	(32,465)
Occidental Petroleum Corp.	(1,732)	(126,297)
Phillips 66	(1,133)	(91,263)
Pioneer Natural Resources Co.	(49)	(9,097)
Schlumberger Ltd. (Curacao)	(1,698)	(133,531)
Southwestern Energy Co.*	(1,527)	(21,134)
Spectra Energy Corp.	(2,565)	(109,654)
Tesoro Corp.	(387)	(30,790)
Williams Cos., Inc. (The)	(1,217)	(37,398)

		(1,603,607)

Food & Staples Retailing — (1.5)%
Costco Wholesale Corp.	(976)	(148,850)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Kroger Co. (The)	(1,733)	$(51,435)

		(200,285)

Food, Beverage & Tobacco — (3.9)%
Archer-Daniels-Midland Co.	(1,803)	(76,032)
Brown-Forman Corp., Class B	(1,108)	(52,563)
Constellation Brands, Inc., Class A	(606)	(100,893)
General Mills, Inc.	(767)	(48,996)
McCormick & Co., Inc., non-votingshares	(389)	(38,869)
Mead Johnson Nutrition Co.	(555)	(43,851)
Molson Coors Brewing Co., Class B	(677)	(74,335)
Mondelez International, Inc., Class A	(816)	(35,822)
Monster Beverage Corp.*	(346)	(50,796)

		(522,157)

Health Care Equipment & Services — (7.9)%
Abbott Laboratories	(2,998)	(126,785)
Becton Dickinson and Co.	(652)	(117,184)
Boston Scientific Corp.*	(3,674)	(87,441)
Cerner Corp.*	(1,372)	(84,721)
Cooper Cos, Inc. (The)	(87)	(15,596)
CR Bard, Inc.	(227)	(50,912)
DENTSPLY SIRONA, Inc.	(753)	(44,751)
Edwards Lifesciences Corp.*	(751)	(90,541)
Henry Schein, Inc.*	(265)	(43,190)
Hologic, Inc.*	(767)	(29,783)
Intuitive Surgical, Inc.*	(90)	(65,235)
Medtronic PLC (Ireland)	(1,741)	(150,422)
Stryker Corp.	(1,064)	(123,860)
Varian Medical Systems, Inc.*	(295)	(29,361)

		(1,059,782)

Household & Personal Products — (0.2)%
Colgate-Palmolive Co.	(322)	(23,873)

Insurance — (3.5)%
Allstate Corp. (The)	(187)	(12,937)
American International Group, Inc.	(874)	(51,863)
Assurant, Inc.	(193)	(17,804)
Hartford Financial Services Group, Inc. (The)	(446)	(19,098)
Lincoln National Corp.	(626)	(29,410)
Loews Corp.	(1,014)	(41,726)
Marsh & McLennan Cos., Inc.	(1,275)	(85,744)
MetLife, Inc.	(1,501)	(66,689)
Principal Financial Group, Inc.	(819)	(42,187)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos, Inc. (The)	(129)	$(14,777)
Unum Group	(114)	(4,025)
Willis Towers Watson PLC (Ireland)	(447)	(59,348)
XL Group Ltd. (Bermuda)	(764)	(25,693)

		(471,301)

Materials — (4.3)%
Air Products & Chemicals, Inc.	(611)	(91,858)
CF Industries Holdings, Inc.	(907)	(22,085)
Ecolab, Inc.	(929)	(113,078)
Monsanto Co.	(1,345)	(137,459)
Mosaic Co. (The)	(1,007)	(24,631)
Owens-Illinois, Inc.*	(497)	(9,140)
Praxair, Inc.	(879)	(106,210)
Sealed Air Corp.	(622)	(28,500)
Vulcan Materials Co.	(422)	(47,994)

		(580,955)

Media — (1.5)%
Charter Communications, Inc., Class A*	(759)	(204,907)

Pharmaceuticals, Biotechnology & Life Sciences — (8.8)%
Alexion Pharmaceuticals, Inc.*	(848)	(103,914)
Allergan PLC (Ireland)*	(973)	(224,092)
Eli Lilly & Co.	(2,702)	(216,862)
Illumina, Inc.*	(571)	(103,728)
Mettler-Toledo International, Inc.*	(74)	(31,067)
Mylan NV (Netherlands)*	(1,548)	(59,010)
PerkinElmer, Inc.	(337)	(18,909)
Perrigo Co. PLC (Ireland)	(415)	(38,317)
Regeneron Pharmaceuticals, Inc.*	(346)	(139,099)
Thermo Fisher Scientific, Inc.	(517)	(82,234)
Vertex Pharmaceuticals, Inc.*	(989)	(86,251)
Zoetis, Inc.	(1,521)	(79,107)

		(1,182,590)

Real Estate — (5.0)%
American Tower Corp., REIT	(1,337)	(151,522)
Apartment Investment & Management Co., Class A, REIT	(116)	(5,326)
Boston Properties, Inc., REIT	(132)	(17,990)
Crown Castle International Corp., REIT	(1,314)	(123,792)
Equinix, Inc., REIT	(242)	(87,180)
Equity Residential, REIT	(833)	(53,587)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
General Growth Properties, Inc., REIT	(5)	$(138)
Host Hotels & Resorts, Inc., REIT	(922)	(14,355)
Iron Mountain, Inc., REIT	(753)	(28,260)
Macerich Co. (The), REIT	(453)	(36,634)
Public Storage, REIT	(463)	(103,314)
Simon Property Group, Inc., REIT	(145)	(30,016)
Vornado Realty Trust, REIT	(212)	(21,456)

		(673,570)

Retailing — (5.5)%
Advance Auto Parts, Inc.	(226)	(33,701)
Amazon.com, Inc.*	(283)	(236,959)
CarMax, Inc.*	(282)	(15,045)
Expedia, Inc.	(601)	(70,149)
L Brands, Inc.	(736)	(52,087)
LKQ Corp.*	(945)	(33,510)
Netflix, Inc.*	(1,665)	(164,086)
Nordstrom, Inc.	(503)	(26,096)
Staples, Inc.	(986)	(8,430)
Tiffany & Co.	(350)	(25,420)
TripAdvisor, Inc.*	(567)	(35,823)
Ulta Salon Cosmetics & Fragrance, Inc.*	(178)	(42,360)

		(743,666)

Semiconductors & Semiconductor Equipment — (2.8)%
Broadcom Ltd. (Singapore)	(1,194)	(205,989)
First Solar, Inc.*	(313)	(12,360)
Microchip Technology, Inc.	(623)	(38,713)
Micron Technology, Inc.*	(4,030)	(71,653)
Skyworks Solutions, Inc.	(579)	(44,085)

		(372,800)

Software & Services — (8.5)%
Activision Blizzard, Inc.	(886)	(39,250)
Adobe Systems, Inc.*	(1,158)	(125,689)
Alliance Data Systems Corp.*	(229)	(49,127)
Alphabet, Inc., Class A*	(90)	(72,365)
Autodesk, Inc.*	(863)	(62,421)
Facebook, Inc., Class A*	(1,144)	(146,741)
Global Payments, Inc.	(474)	(36,384)
Microsoft Corp.	(3,672)	(211,507)
PayPal Holdings, Inc.*	(2,064)	(84,562)
Red Hat, Inc.*	(705)	(56,985)
salesforce.com inc*	(2,222)	(158,495)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Total System Services, Inc.	(564)	$(26,593)
Visa, Inc., Class A	(533)	(44,079)
Xerox Corp.	(3,105)	(31,454)

		(1,145,652)

Technology Hardware & Equipment — (1.2)%
Motorola Solutions, Inc.	(536)	(40,886)
NetApp, Inc.	(802)	(28,728)
Seagate Technology PLC (Ireland)	(918)	(35,389)
Western Digital Corp.	(867)	(50,693)

		(155,696)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(3,605)	(14,997)
Level 3 Communications, Inc.*	(1,002)	(46,473)

		(61,470)

Transportation — (1.5)%
American Airlines Group, Inc.	(1,327)	(48,582)
FedEx Corp.	(571)	(99,742)
Kansas City Southern	(419)	(39,101)
Ryder System, Inc.	(208)	(13,718)

		(201,143)

Utilities — (3.7)%
Alliant Energy Corp.	(637)	(24,404)
Ameren Corp.	(1)	(49)
Dominion Resources, Inc.	(582)	(43,225)
Entergy Corp.	(547)	(41,971)
Exelon Corp.	(1,568)	(52,199)
NextEra Energy, Inc.	(546)	(66,787)
PG&E Corp.	(1,219)	(74,566)
Pinnacle West Capital Corp.	(122)	(9,271)
Public Service Enterprise Group, Inc.	(1,179)	(49,365)
SCANA Corp.	(404)	(29,237)
Sempra Energy	(706)	(75,676)
Southern Co. (The)	(488)	(25,034)

		(491,784)

TOTAL COMMON STOCK (Proceeds $11,310,979)		(11,187,126)

TOTAL SECURITES SOLD SHORT - (83.2)%		(11,187,126)

(Proceeds $11,310,979)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%		5,335,836

NET ASSETS - 100.0%		$13,445,826

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

September 30, 2016

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 59.8%
SPDR S&P 500 ETF Trust	5,531	$1,196,355

TOTAL EXCHANGE TRADED FUNDS (Cost $1,197,264)		1,196,355

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.2%		802,736

NET ASSETS - 100.0%		$1,999,091

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 172.4%
COMMON STOCKS — 172.4%
Automobiles & Components — 4.3%
American Axle & Manufacturing Holdings, Inc.†*	123,003	$2,118,112
BorgWarner, Inc.(a)	89,428	3,146,077
Cooper Tire & Rubber Co.	2,217	84,290
Cooper-Standard Holding, Inc.†*	3,458	341,650
Delphi Automotive PLC (Jersey)†(a)	92,928	6,627,625
Drew Industries, Inc.	9,531	934,229
General Motors Co.†(b)	379,589	12,059,543
Gentex Corp.†(a)	92,471	1,623,791
Harley-Davidson, Inc.(a)	61,427	3,230,446
Johnson Controls International PLC (Ireland)(b)	92,064	4,283,738
Lear Corp.†(b)	39,492	4,787,220
Superior Industries International, Inc.†	14,323	417,659
Visteon Corp.†	8,887	636,842
Winnebago Industries, Inc.	24,780	584,065

		40,875,287

Capital Goods — 19.2%
3M Co.†	9,450	1,665,374
Actuant Corp., Class A	3,324	77,250
Advanced Drainage Systems, Inc.(a)	24,974	600,874
American Railcar Industries, Inc.	4,529	187,818
American Woodmark Corp.†*	29,170	2,350,227
AMETEK, Inc.†	79,540	3,800,421
Applied Industrial Technologies, Inc.	9,429	440,711
Argan, Inc.(a)	28,330	1,676,853
Armstrong World Industries, Inc.(a)*	49,156	2,031,126
Astec Industries, Inc.†	3,503	209,725
Barnes Group, Inc.†	12,617	511,619
Boeing Co. (The)(a)(b)	79,969	10,535,116
Briggs & Stratton Corp.(a)	55,252	1,030,450
Chart Industries, Inc.†(a)*	101,242	3,323,775
Chicago Bridge & Iron Co. NV (Netherlands)†	55,340	1,551,180
Comfort Systems USA, Inc.†	815	23,888
Continental Building Products, Inc.†*	115,229	2,418,657
Cummins, Inc.†	61,241	7,848,034
Curtiss-Wright Corp.	4,955	451,450
Deere & Co.(a)	66,940	5,713,329
Donaldson Co., Inc.	1,314	49,052
Dover Corp.†(b)	52,764	3,885,541
Dycom Industries, Inc.(a)*	23,938	1,957,650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)†	21,263	$1,397,192
Emerson Electric Co.†(a)	267,225	14,566,435
EnerSys†(a)	38,097	2,635,931
Fluor Corp.†	15,619	801,567
Fortive Corp.(b)	34,829	1,772,796
General Dynamics Corp.(b)	28,352	4,399,096
Gibraltar Industries, Inc.†*	50,224	1,865,822
Global Brass & Copper Holdings, Inc.	14,172	409,429
Gorman-Rupp Co. (The)(a)	4,772	122,211
Harsco Corp.	21,685	215,332
Hillenbrand, Inc.†	21,004	664,567
Huntington Ingalls Industries, Inc.†(b)	12,684	1,945,979
Illinois Tool Works, Inc.†	46,464	5,568,246
Insteel Industries, Inc.	15,084	546,644
Jacobs Engineering Group, Inc.†(a)(b)*	90,476	4,679,419
Joy Global, Inc.	239,549	6,645,089
KBR, Inc.†(b)	119,274	1,804,616
L-3 Communications Holdings, Inc.†(b)	27,001	4,069,861
Lockheed Martin Corp.	16,782	4,022,981
Lydall, Inc.*	13,691	700,021
Masco Corp.†	76,390	2,620,941
Meritor, Inc.*	69,755	776,373
Moog, Inc., Class A†*	13,019	775,151
MRC Global, Inc.†*	278,968	4,583,444
MSC Industrial Direct Co., Inc., Class A(a)	2,849	209,145
Mueller Water Products, Inc., Class A	9,929	124,609
National Presto Industries, Inc.	6,219	545,966
NCI Building Systems, Inc.†*	14,608	213,131
Northrop Grumman Corp.(b)	10,237	2,190,206
NOW, Inc.†*	65,987	1,414,101
PACCAR, Inc.(a)	119,704	7,036,201
Parker-Hannifin Corp.†(b)	67,670	8,494,615
Pentair PLC (Ireland)(a)	61,427	3,946,070
Quanta Services, Inc.(a)*	20,106	562,767
Raven Industries, Inc.	8,194	188,708
Regal Beloit Corp.	11,261	669,917
Rockwell Automation, Inc.(a)(b)	50,016	6,118,957
Snap-on, Inc.(b)	23,442	3,562,246
Spirit AeroSystems Holdings, Inc., Class A†*	102,106	4,547,801
SPX Corp.(b)*	100,437	2,022,801
SPX FLOW, Inc.(b)*	8,073	249,617

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Standex International Corp.(a)(b)	3,519	$326,810
Stanley Black & Decker, Inc.†	4,725	581,080
Teledyne Technologies, Inc.*	160	17,269
Terex Corp.	20,259	514,781
Timken Co. (The)†(a)	34,516	1,212,892
Trex Co., Inc.*	9	528
Triumph Group, Inc.(a)	50,519	1,408,470
United Rentals, Inc.†(a)*	57,087	4,480,759
United Technologies Corp.†	17,325	1,760,220
USG Corp.(a)*	69,975	1,808,854
Veritiv Corp.*	7,478	375,171
Wabash National Corp.†(a)*	244,913	3,487,561
Wesco Aircraft Holdings, Inc.*	10,834	145,501
WESCO International, Inc.*	961	59,092
WW Grainger, Inc.(a)	20,476	4,603,824

		182,808,933

Commercial & Professional Services — 3.6%
ABM Industries, Inc.†	11,065	439,280
CBIZ, Inc.*	740	8,281
Cintas Corp.†	11,293	1,271,592
Copart, Inc.*	11,603	621,457
Dun & Bradstreet Corp. (The)†	13,896	1,898,472
FTI Consulting, Inc.(a)*	17,135	763,536
Herman Miller, Inc.†	33,819	967,223
Huron Consulting Group, Inc.†*	9,734	581,704
Kelly Services, Inc., Class A†	9,508	182,744
Korn/Ferry International†(a)	37,442	786,282
ManpowerGroup, Inc.†	34,218	2,472,593
Matthews International Corp., Class A	6,169	374,828
Mistras Group, Inc.*	19,626	460,622
Pitney Bowes, Inc.†	150,909	2,740,507
Quad/Graphics, Inc.†	77,189	2,062,490
Republic Services, Inc.†	24,413	1,231,636
Resources Connection, Inc.	1,105	16,509
Ritchie Bros Auctioneers, Inc. (Canada)†	4,235	148,521
Robert Half International, Inc.†	89,767	3,398,579
SP Plus Corp.(a)*	620	15,853
Tetra Tech, Inc.	37,726	1,338,141
TrueBlue, Inc.†*	68,309	1,547,882
UniFirst Corp.†(a)	27,765	3,661,093
US Ecology, Inc.†	13,078	586,418
Verisk Analytics, Inc.†(a)*	70,671	5,744,139

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	2,917	$185,987
West Corp.†	14,755	325,790

		33,832,159

Consumer Durables & Apparel — 6.3%
CalAtlantic Group, Inc.(a)	4,867	162,752
Cavco Industries, Inc.†(a)*	17,496	1,732,979
Coach, Inc.(a)	95,291	3,483,839
DR Horton, Inc.†(b)	218,658	6,603,472
Ethan Allen Interiors, Inc.	1,343	41,996
Garmin Ltd. (Switzerland)†	107,485	5,171,103
Harman International Industries, Inc.†(a)	68,136	5,754,085
Installed Building Products, Inc.*	5,784	207,472
La-Z-Boy, Inc.(a)(b)	78,135	1,918,996
Leggett & Platt, Inc.(a)	37,883	1,726,707
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)(b)*	127,948	5,986,687
NIKE, Inc., Class B(a)	29,926	1,575,604
NVR Inc.†*	1,023	1,677,587
PVH Corp.(b)	49,483	5,467,872
Ralph Lauren Corp.†(a)	34,179	3,456,864
Skechers U.S.A., Inc., Class A(a)*	126,314	2,892,591
Smith & Wesson Holding Corp.(a)*	136,110	3,619,165
Sturm Ruger & Co., Inc.(a)	15,037	868,537
TopBuild Corp.(b)*	42,793	1,420,728
Tupperware Brands Corp.(a)	16,908	1,105,276
Vera Bradley, Inc.*	20,642	312,726
Whirlpool Corp.†(a)	25,988	4,214,214

		59,401,252

Consumer Services — 6.6%
Bojangles’, Inc.*	31,176	497,569
Brinker International, Inc.†(a)	100,110	5,048,547
Capella Education Co.†	14,878	863,519
Carnival Corp. (Panama)	95,291	4,652,107
Cheesecake Factory, Inc. (The)(a)	56,618	2,834,297
Churchill Downs, Inc.(a)	2,112	309,091
Cracker Barrel Old Country Store, Inc.	391	51,698
Darden Restaurants, Inc.†(b)	108,488	6,652,484
Denny’s Corp.*	10,367	110,823
DeVry Education Group, Inc.†	59,358	1,368,795
DineEquity, Inc.†(b)	33,898	2,684,383
Eldorado Resorts, Inc.(a)*	6,541	91,966
Graham Holdings Co., Class B†	1,906	917,491

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hyatt Hotels Corp., Class A*	1,480	$72,846
Interval Leisure Group, Inc.†	16,508	283,442
Jack in (The) Box, Inc.†(b)	12,847	1,232,541
La Quinta Holdings, Inc.†(b)*	198,814	2,222,740
Marriott International, Inc., Class A†(a)	165,451	11,139,789
McDonald’s Corp.†	56,560	6,524,762
Pinnacle Entertainment, Inc.†(a)*	91,588	1,130,196
Regis Corp.*	14,335	179,904
Ruth’s Hospitality Group, Inc.	1,729	24,413
Sonic Corp.(a)	85,235	2,231,452
Speedway Motorsports, Inc.	1,395	24,915
Vail Resorts, Inc.†(b)	21,024	3,298,245
Weight Watchers International, Inc.(a)*	68,879	710,831
Wyndham Worldwide Corp.(a)	77,701	5,231,608
Yum! Brands, Inc.†	20,434	1,855,612

		62,246,066

Energy — 4.2%
Archrock, Inc.†	186,538	2,439,917
Atwood Oceanics, Inc.(a)	107,974	938,294
Cenovus Energy, Inc. (Canada)†	131,197	1,885,301
CONSOL Energy, Inc.(a)	56,812	1,090,790
Diamond Offshore Drilling, Inc.(a)	49,075	864,211
Dril-Quip, Inc.(a)*	33,263	1,854,080
Enbridge, Inc. (Canada)	10,280	454,684
Ensco PLC, Class A (United Kingdom)	244,294	2,076,499
Frank’s International NV (Netherlands)(a)	106,731	1,387,503
Marathon Petroleum Corp.†	33,222	1,348,481
McDermott International, Inc. (Panama)(a)*	223,309	1,118,778
National Oilwell Varco, Inc.(a)	46,647	1,713,811
Noble Corp. PLC (United Kingdom)(a) .	182,342	1,156,048
Oceaneering International, Inc.	57,735	1,588,290
ONEOK, Inc.†(b)	49,870	2,562,819
Rowan Cos. PLC, Class A (United Kingdom)	208,744	3,164,559
Seadrill Ltd. (Bermuda)(a)*	68,525	162,404
Targa Resources Corp.†(a)	114,032	5,600,111
Teekay Corp. (Marshall Island)(a)	71,544	551,604
TransCanada Corp. (Canada)†	18,873	897,600
Valero Energy Corp.†(b)	73,167	3,877,851

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)(b)	38,052	$1,169,338
World Fuel Services Corp.†(b)	49,958	2,311,057

		40,214,030

Food & Staples Retailing — 5.8%
CVS Health Corp.†(b)	107,891	9,601,220
Ingles Markets, Inc., Class A†	11,937	471,989
SpartanNash Co.†	32,227	932,005
SUPERVALU, Inc.†*	303,055	1,512,244
Sysco Corp.(a)(b)	241,823	11,851,745
Walgreens Boots Alliance, Inc.†	194,923	15,714,692
Wal-Mart Stores, Inc.†(b)	158,303	11,416,812
Weis Markets, Inc.†	8,663	459,139
Whole Foods Market, Inc.(a)	107,891	3,058,710

		55,018,556

Food, Beverage & Tobacco — 8.9%
Altria Group, Inc.†(b)	114,191	7,220,297
Archer-Daniels-Midland Co.	2,362	99,606
B&G Foods, Inc.(a)	67,499	3,319,601
Brown-Forman Corp., Class B†	62,744	2,976,575
Campbell Soup Co.(a)	113,256	6,195,103
Coca-Cola Co. (The)†	46,464	1,966,356
ConAgra Foods, Inc.†(b)	214,294	10,095,390
Cott Corp. (Canada)†	107,987	1,538,815
Dean Foods Co.†	109,152	1,790,093
Dr Pepper Snapple Group, Inc.†	73,393	6,701,515
Flowers Foods, Inc.(a)	123,065	1,860,743
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	16,945	1,015,006
Hormel Foods Corp.(a)	18,114	687,064
JM Smucker Co. (The)†	40,951	5,550,499
Kellogg Co.	33,076	2,562,398
Kraft Heinz Co. (The)†	39,376	3,524,546
Mead Johnson Nutrition Co.†	12,113	957,048
Mondelez International, Inc., Class A†(b)	35,075	1,539,792
National Beverage Corp.(a)*	9,054	398,829
PepsiCo, Inc.†	41,169	4,477,952
Pilgrim’s Pride Corp.	85,512	1,806,013
Post Holdings, Inc.(a)*	24,867	1,918,986
Reynolds American, Inc.†(b)	106,193	5,007,000
Sanderson Farms, Inc.(a)	14,733	1,419,230
Tyson Foods, Inc., Class A(b)	102,840	7,679,063
Universal Corp.(a)	31,152	1,813,669

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Vector Group Ltd.(a)	24,955	$537,281

		84,658,470

Health Care Equipment & Services — 12.8%
Abaxis, Inc.(a)	13,214	682,107
Alere, Inc.*	7	303
American Renal Associates Holdings, Inc.*	9,745	178,041
AmerisourceBergen Corp.†(a)	70,877	5,725,444
AMN Healthcare Services, Inc.(a)*	14,404	459,055
Analogic Corp.(b)	13,322	1,180,329
AngioDynamics, Inc.*	6,758	118,535
Anika Therapeutics, Inc.†*	21,730	1,039,780
Baxter International, Inc.(b)	142,063	6,762,199
Brookdale Senior Living, Inc.*	3,440	60,028
Cardinal Health, Inc.†(a)(b)	144,911	11,259,585
Chemed Corp.†	15,854	2,236,524
Community Health Systems, Inc.†*	48,909	564,410
Computer Programs & Systems, Inc.	9,897	257,916
Cooper Cos, Inc. (The)(a)	1,841	330,018
Cotiviti Holdings, Inc.(a)(b)*	77,568	2,600,855
CR Bard, Inc.†	727	163,052
Danaher Corp.(b)	128,774	10,094,594
DaVita, Inc.†*	14,175	936,542
Express Scripts Holding Co.†*	199,881	14,097,607
Globus Medical, Inc., Class A(a)*	126,392	2,852,667
Halyard Health, Inc.†(a)*	86,532	2,999,199
HCA Holdings, Inc.†(b)*	108,679	8,219,393
HealthSouth Corp.(a)	3,372	136,802
Hill-Rom Holdings, Inc.†	21,675	1,343,416
HMS Holdings Corp.†*	63,580	1,409,569
Hologic, Inc.(b)*	38,401	1,491,111
ICU Medical, Inc.†*	16,852	2,129,756
IMS Health Holdings, Inc.†(a)*	83,073	2,603,508
Integer Holdings Corp.(a)*	15,827	343,288
Kindred Healthcare, Inc.†	71,961	735,441
Laboratory Corp. of America Holdings†*	22,838	3,139,768
LHC Group, Inc.*	5,130	189,194
Masimo Corp.*	4,369	259,912
McKesson Corp.†(a)(b)	58,837	9,811,070
Meridian Bioscience, Inc.†(a)	57,469	1,108,577
National HealthCare Corp.†	238	15,706
Natus Medical, Inc.(b)*	28,667	1,126,326
Patterson Cos., Inc.(a)	21,822	1,002,503

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quality Systems, Inc.†	2,076	$23,500
Quest Diagnostics, Inc.†	74,056	6,267,359
ResMed, Inc.†(a)	49,883	3,231,920
Select Medical Holdings Corp.*	11,962	161,487
Steris PLC (United Kingdom)	17,907	1,309,002
Teleflex, Inc.	27	4,537
Universal Health Services, Inc., Class B†	61,670	7,598,977
Zimmer Biomet Holdings, Inc.†	22,991	2,989,290

		121,250,202

Household & Personal Products — 2.3%
Avon Products, Inc.(a)	443,110	2,508,003
Central Garden & Pet Co., Class A*	15,842	392,882
Church & Dwight Co., Inc.†	44,245	2,120,220
Clorox Co. (The)(b)	32,479	4,065,721
Edgewell Personal Care Co.*	17,998	1,431,201
Estee Lauder Cos., Inc. (The), Class A(b)	7,087	627,625
Kimberly-Clark Corp.†(b)	56,397	7,113,918
Procter & Gamble Co. (The)†(a)	19,689	1,767,088
Spectrum Brands Holdings, Inc.(a)	13,347	1,837,748

		21,864,406

Materials — 5.6%
Air Products & Chemicals, Inc.†	8,740	1,313,972
Ashland Global Holdings, Inc.†	3,401	394,346
Avery Dennison Corp.	12,501	972,453
Berry Plastics Group, Inc.(a)*	9,835	431,265
Cabot Corp.†	48,435	2,538,478
Celanese Corp., Class A†	10,089	671,524
Chemours Co. (The)†(b)	185,332	2,965,312
Chemtura Corp.†*	39,402	1,292,780
Crown Holdings, Inc.†(a)*	23,368	1,334,079
Deltic Timber Corp.	1,138	77,077
Eagle Materials, Inc.(a)(b)	56,433	4,362,271
FMC Corp.(b)	42,165	2,038,256
Greif, Inc., Class A(b)	48,489	2,404,569
Headwaters, Inc.(b)*	104,735	1,772,116
Huntsman Corp.(a)	198,682	3,232,556
Innophos Holdings, Inc.†	30,991	1,209,579
KapStone Paper and Packaging Corp.†	33,805	639,591
Koppers Holdings, Inc.*	6,226	200,353
Louisiana-Pacific Corp.*	183,735	3,459,730
Minerals Technologies, Inc.†(b)	34,422	2,433,291

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Multi Packaging Solutions
International Ltd. (Bermuda)(a)*	8,659	$124,776
Owens-Illinois, Inc.*	179	3,292
Packaging Corp. of America(a)	57,029	4,634,177
PPG Industries, Inc.	6,735	696,130
Rayonier Advanced Materials, Inc.(a)	54,017	722,207
RPM International, Inc.†	42,155	2,264,567
Schweitzer-Mauduit International, Inc.†	33,150	1,278,264
Scotts Miracle-Gro Co. (The), Class A(a)	22,361	1,862,000
Trinseo Sa (Luxembourg)	53,556	3,029,127
Tronox Ltd., Class A (Australia)(a)	25,622	240,078
Verso Corp., Class A*	2,816	18,163
WestRock Co.†	89,347	4,331,543
WR Grace & Co.†(b)	9,688	714,974

		53,662,896

Media — 10.0%
AMC Networks, Inc., Class A†*	44,720	2,319,179
Carmike Cinemas, Inc.†*	1,879	61,424
CBS Corp., Class B, non-voting shares†	168,842	9,242,411
Comcast Corp., Class A†(b)	92,140	6,112,568
Discovery Communications, Inc., Class A(a)*	213,050	5,735,306
Interpublic Group of Cos., Inc. (The)	21,263	475,228
Loral Space & Communications, Inc.(a)*	1,843	72,080
Meredith Corp.(a)	1,091	56,721
MSG Networks, Inc., Class A(a)*	67,141	1,249,494
New York Times Co. (The), Class A	1,387	16,575
News Corp., Class A(a)(b)	197,669	2,763,413
Nexstar Broadcasting Group, Inc., Class A(a)	531	30,644
Omnicom Group, Inc.(a)(b)	122,126	10,380,710
Regal Entertainment Group, Class A(a)	20,116	437,523
Scholastic Corp.†	12,191	479,838
Scripps Networks Interactive, Inc., Class A(a)	79,640	5,056,344
Starz, Class A†*	29,040	905,758
TEGNA, Inc.(a)	130,950	2,862,567
Time Warner, Inc.†(b)	117,103	9,322,570
TiVo Corp.†*	28,366	552,571

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
tronc, Inc.	3,353	$56,599
Twenty-First Century Fox, Inc., Class A†(b)	718,595	17,404,371
Viacom, Inc., Class B†(b)	135,455	5,160,836
Walt Disney Co. (The)†(b)	153,312	14,236,552

		94,991,282

Pharmaceuticals, Biotechnology & Life Sciences — 14.0%
AbbVie, Inc.†(b)	162,218	10,231,089
Acorda Therapeutics, Inc.(a)*	23,517	491,035
Agilent Technologies, Inc.†	111,519	5,251,430
Akorn, Inc.(b)*	54,271	1,479,427
Alexion Pharmaceuticals, Inc.†*	12,144	1,488,126
AMAG Pharmaceuticals, Inc.†(a)*	107,751	2,640,977
Amgen, Inc.†	66,899	11,159,422
Biogen, Inc.†*	57,342	17,949,766
Bristol-Myers Squibb Co.	10,802	582,444
Celgene Corp.†(b)*	54,244	5,670,125
Eagle Pharmaceuticals, Inc.(a)*	3,028	211,960
Emergent BioSolutions, Inc.(a)(b)*	40,786	1,285,983
Enanta Pharmaceuticals, Inc.†*	17,636	469,294
FibroGen, Inc.*	184	3,809
Gilead Sciences, Inc.†	224,656	17,774,783
INC Research Holdings, Inc., Class A†*	26,828	1,195,992
Incyte Corp.†*	23,016	2,170,179
Innoviva, Inc.	7,278	79,985
Insys Therapeutics, Inc.(a)*	61,648	726,830
Ironwood Pharmaceuticals, Inc.(a)*	32,237	511,924
Jazz Pharmaceuticals PLC (Ireland)†*	23,790	2,890,009
Johnson & Johnson(b)	44,902	5,304,273
Lannett Co., Inc.(a)*	50,152	1,332,539
Lexicon Pharmaceuticals, Inc.(a)*	2,917	52,710
Ligand Pharmaceuticals, Inc.†*	9,623	982,123
Mallinckrodt PLC (Ireland)†*	68,054	4,748,808
Merck & Co, Inc.†	62,306	3,888,517
MiMedx Group, Inc.(a)*	14,990	128,614
Myriad Genetics, Inc.†(a)*	67,189	1,382,750
OPKO Health, Inc.(a)*	106,677	1,129,709
PAREXEL International Corp.*	7,126	494,901
PDL BioPharma, Inc.†	337,312	1,129,995
Pfizer, Inc.†	307,116	10,402,019
PRA Health Sciences, Inc.†*	38,131	2,154,783
Prestige Brands Holdings, Inc.*	8,954	432,210

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Quintiles IMS Holdings, Inc.†*	43,013	$3,486,634
Regeneron Pharmaceuticals, Inc.(b)*	5,397	2,169,702
Repligen Corp.(a)*	33,477	1,010,671
United Therapeutics Corp.†(a)*	34,185	4,036,565
Vertex Pharmaceuticals, Inc.*	15,111	1,317,830
Waters Corp.†*	12,600	1,996,974
Xencor, Inc.*	35,489	869,126

		132,716,042

Retailing — 14.7%
Aaron’s, Inc.(a)	53,002	1,347,311
Asbury Automotive Group, Inc.*	28,394	1,580,694
Ascena Retail Group, Inc.*	42,152	235,630
AutoNation, Inc.(a)*	36,226	1,764,568
AutoZone, Inc.†(a)(b)*	11,425	8,778,284
Barnes & Noble, Inc.	15,262	172,461
Bed Bath & Beyond, Inc.(a)	66,801	2,879,791
Best Buy Co., Inc.(a)	132,670	5,065,341
Big Lots, Inc.(a)	40,927	1,954,264
Buckle, Inc. (The)(a)	44,293	1,064,361
Caleres, Inc.	12,107	306,186
CarMax, Inc.(a)*	34,281	1,828,891
Cato Corp. (The), Class A†	12,713	418,131
Chico’s FAS, Inc.(a)	88,982	1,058,886
Dillard’s, Inc., Class A(b)	25,026	1,576,888
Dollar General Corp.†(b)	96,078	6,724,499
Dollar Tree, Inc.*	7,087	559,377
Finish Line, Inc. (The), Class A	15,776	364,110
Foot Locker, Inc.†	46,464	3,146,542
FTD Cos., Inc.*	4,095	84,234
Gap, Inc. (The)(a)	253,326	5,633,970
Genuine Parts Co.†(a)	77,683	7,803,257
Group 1 Automotive, Inc.	31,141	1,989,287
Hibbett Sports, Inc.(a)*	30,992	1,236,581
Home Depot, Inc. (The)†(b)	136,246	17,532,135
HSN, Inc.†	17,071	679,426
Kohl’s Corp.†(a)	120,307	5,263,431
Liberty Interactive Corp. QVC Group, Class A*	85,769	1,716,238
Lithia Motors, Inc., Class A(a)	14,011	1,338,331
Lowe’s Cos., Inc.(b)	170,106	12,283,354
Macy’s, Inc.(a)(b)	105,528	3,909,812
Nutrisystem, Inc.(a)	52,952	1,572,145
O’Reilly Automotive, Inc.†*	2,362	661,620

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Priceline Group, Inc. (The)†*	1,270	$1,868,792
Ross Stores, Inc.(b)	135,455	8,709,756
Signet Jewelers, Ltd. (Bermuda)(a)	38,503	2,869,629
Sonic Automotive, Inc., Class A†	24,064	452,403
Staples, Inc.†(b)	182,817	1,563,085
Target Corp.†(a)	161,376	11,083,304
Tiffany & Co.(a)	37,347	2,712,513
TJX Cos., Inc. (The)†	45,627	3,411,987
Tractor Supply Co.	47,678	3,211,113
Urban Outfitters, Inc.(a)(b)*	42,715	1,474,522
Vitamin Shoppe, Inc.*	1,544	41,456

		139,928,596

Semiconductors & Semiconductor Equipment — 9.1%
Analog Devices, Inc.†(a)	113,427	7,310,370
Applied Materials, Inc.†(b)	368,564	11,112,205
Intel Corp.†	24,413	921,591
KLA-Tencor Corp.	90,250	6,291,328
Lam Research Corp.	61,427	5,817,751
Linear Technology Corp.†(a)	60,740	3,601,275
Maxim Integrated Products, Inc.†	30,402	1,213,952
MaxLinear, Inc., Class A†(a)*	200,009	4,054,182
NVIDIA Corp.(a)	99,049	6,786,837
Photronics, Inc.†(b)*	91,329	941,602
QUALCOMM, Inc.†(a)	254,686	17,445,991
Skyworks Solutions, Inc.(a)	49,614	3,777,610
Synaptics, Inc.(a)(b)*	30,231	1,770,932
Teradyne, Inc.	56,777	1,225,248
Texas Instruments, Inc.†	98,901	6,940,872
Xilinx, Inc.†(b)	134,429	7,304,872

		86,516,618

Software & Services — 19.7%
Accenture PLC, Class A (Ireland)†	66,152	8,081,790
Akamai Technologies, Inc.†(a)(b)*	100,698	5,335,987
Alarm.com Holdings, Inc.*	2,314	66,782
Alphabet, Inc., Class A†*	1,704	1,370,118
ANSYS, Inc.†*	10,131	938,232
Aspen Technology, Inc.†*	57,372	2,684,436
Automatic Data Processing, Inc.†(b)	149,361	13,173,640
AVG Technologies NV (Netherlands)(a)*	26,913	673,094
Bankrate, Inc.†*	90,087	763,938
Broadridge Financial Solutions, Inc.	34,940	2,368,583
CA, Inc.†	218,776	7,237,110
Cadence Design Systems, Inc.*	240	6,127

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cardtronics PLC, Class A (United Kingdom)(a)*	12,310	$549,026
CDK Global, Inc.	33,893	1,944,102
CGI Group, Inc., Class A (Canada)*	3,035	144,557
Cimpress NV (Netherlands)(a)*	18,803	1,902,488
Citrix Systems, Inc.†(b)*	78,029	6,649,631
Convergys Corp.(a)	32,894	1,000,635
CSG Systems International, Inc.†	41,234	1,704,201
CSRA, Inc.(b)	153,765	4,136,278
EarthLink Holdings Corp.†	175,538	1,088,336
eBay, Inc.†(b)*	485,381	15,969,035
Electronic Arts, Inc.†(b)*	128,518	10,975,437
Fair Isaac Corp.†	13,242	1,649,821
Fidelity National Information Services, Inc.(b)	47,251	3,639,745
Fiserv, Inc.(b)*	30,713	3,055,022
Fortinet, Inc.*	6,040	223,057
GrubHub, Inc.(a)*	2,356	101,284
GTT Communications, Inc.*	14,741	346,856
IAC/InterActiveCorp.†	13,096	818,107
International Business Machines Corp.†	34,651	5,504,311
Intuit, Inc.(a)	96,590	10,625,866
j2 Global, Inc.(a)	57,249	3,813,356
Manhattan Associates, Inc.*	15,002	864,415
Mastercard, Inc., Class A†(b)	33,076	3,366,144
MAXIMUS, Inc.(a)	2,760	156,106
Mentor Graphics Corp.†(b)	77,382	2,045,980
MicroStrategy, Inc., Class A†*	15,587	2,609,887
Monotype Imaging Holdings, Inc.	25,759	569,531
NIC, Inc.†(b)	60,949	1,432,302
Open Text Corp. (Canada)†	3,009	195,164
Oracle Corp.†(a)	395,237	15,524,909
Paychex, Inc.	12,802	740,852
Progress Software Corp.*	3,324	90,413
Rackspace Hosting, Inc.†(b)*	156,240	4,951,246
RetailMeNot, Inc.*	693	6,854
Stamps.com, Inc.(a)*	39,441	3,727,569
Sykes Enterprises, Inc.†(b)*	41,863	1,177,606
Symantec Corp.(b)	308,983	7,755,473
Synchronoss Technologies, Inc.†*	10,997	452,856
Synopsys, Inc.*	1,694	100,539
Teradata Corp.(a)*	111,605	3,459,755
Travelport Worldwide Ltd. (Bermuda)	71,185	1,069,911

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VASCO Data Security International, Inc.†*	55,182	$971,755
VeriSign, Inc.(a)*	79,293	6,203,884
Visa, Inc., Class A(a)	3,937	325,590
VMware, Inc., Class A(a)*	36,420	2,671,407
WebMD Health Corp.†(a)*	41,847	2,079,796
Western Union Co. (The)(a)	278,547	5,799,349
WEX, Inc.*	2,497	269,901

		187,160,182

Technology Hardware & Equipment — 11.4%
Anixter International, Inc.*	67	4,322
Apple, Inc.†	127,451	14,408,336
AVX Corp.†	49,621	684,274
Belden, Inc.†	7,871	543,020
Benchmark Electronics, Inc.†(a)*	82,815	2,066,234
Cisco Systems, Inc.†	534,843	16,965,220
CommScope Holding Co., Inc.†*	112,324	3,382,076
Dolby Laboratories, Inc., Class A	1,815	98,536
F5 Networks, Inc.†(b)*	23,625	2,944,620
FARO Technologies, Inc.*	2,047	73,590
FLIR Systems, Inc.(b)	47,251	1,484,626
Harris Corp.(a)(b)	84,979	7,784,926
Hewlett Packard Enterprise Co.†(b)	526,443	11,976,578
HP, Inc.†	775,236	12,039,415
InterDigital, Inc.†	14,797	1,171,922
Juniper Networks, Inc.†	159,569	3,839,230
Lexmark International, Inc., Class A	5,651	225,814
Methode Electronics, Inc.†	2,270	79,382
MTS Systems Corp.†(a)	19,258	886,446
NetApp, Inc.†	93,162	3,337,063
NETGEAR, Inc.†(b)*	71,932	4,351,167
OSI Systems, Inc.(a)*	1,189	77,737
Plantronics, Inc.(a)(b)	42,843	2,226,122
Rogers Corp.*	695	42,451
Sanmina Corp.†*	37,333	1,062,870
ScanSource, Inc.*	3,270	119,355
Seagate Technology PLC (Ireland)(a)	102,467	3,950,103
TE Connectivity Ltd. (Switzerland)†	121,279	7,807,942
Tech Data Corp.(a)*	6,045	512,072
TTM Technologies, Inc.*	61,980	709,671
Ubiquiti Networks, Inc.(a)*	38,343	2,051,350
Vishay Intertechnology, Inc.(a)	96,128	1,354,443

		108,260,913

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.1%
AT&T, Inc.†(a)	227,447	$9,236,623
BCE, Inc. (Canada)†	1,012	46,734
CenturyLink, Inc.†(a)	265,084	7,271,254
Inteliquent, Inc.(a)	47,028	759,032
Level 3 Communications, Inc.†*	90,366	4,191,175
Shenandoah Telecommunications Co.†	585	15,918
Sprint Corp.(a)*	328,165	2,175,734
Verizon Communications, Inc.†(b)	279,176	14,511,568
Vonage Holdings Corp.†(a)*	169,473	1,120,217

		39,328,255

Transportation — 9.8%
Alaska Air Group, Inc.(b)	43,352	2,855,163
Allegiant Travel Co.	5,742	758,346
American Airlines Group, Inc.(a)	61,625	2,256,091
CH Robinson Worldwide, Inc.†	48,826	3,440,280
CSX Corp.†(b)	237,047	7,229,934
Delta Air Lines, Inc.†(b)	377,393	14,854,188
Expeditors International of Washington, Inc.†(b)	111,180	5,727,994
Heartland Express, Inc.(a)	33,171	626,268
Hub Group, Inc., Class A†(a)*	32,530	1,325,923
JB Hunt Transport Services, Inc.(a)	38,588	3,131,030
JetBlue Airways Corp.(a)*	55,262	952,717
Kansas City Southern	1,575	146,979
Landstar System, Inc.†	22,026	1,499,530
Marten Transport Ltd	8,389	176,169
Matson, Inc.	21,269	848,208
Norfolk Southern Corp.†(b)	70,389	6,831,956
Southwest Airlines Co.†	215,783	8,391,801
Swift Transportation Co.(a)*	228,611	4,908,278
Union Pacific Corp.†	86,448	8,431,273
United Continental Holdings, Inc.†*	122,067	6,404,855
United Parcel Service, Inc., Class B†(a)	106,938	11,694,740
XPO Logistics, Inc.*	25,399	931,381

		93,423,104

TOTAL COMMON STOCKS (Cost $1,500,017,651)		1,638,157,249

TOTAL LONG POSITIONS - 172.4%		1,638,157,249

(Cost $1,500,017,651)

	Number of Shares	Value
SHORT POSITIONS — (72.8)%
COMMON STOCKS — (72.8)%
Automobiles & Components — (1.1)%
Dorman Products, Inc.*	(6,493)	$(414,903)
Federal-Mogul Holdings Corp.*	(34,612)	(332,621)
Fox Factory Holding Corp.*	(22,987)	(528,011)
Gentherm, Inc.*	(16,711)	(525,060)
Goodyear Tire & Rubber Co. (The)	(116,016)	(3,747,317)
Magna International, Inc. (Canada)	(75,158)	(3,228,036)
Metaldyne Performance Group, Inc.	(623)	(9,875)
Standard Motor Products, Inc.	(15,488)	(739,707)
Tenneco, Inc.*	(23,921)	(1,393,877)

		(10,919,407)

Capital Goods — (8.5)%
AAON, Inc.	(1,471)	(42,394)
AAR Corp.	(1,528)	(47,857)
Acuity Brands, Inc.	(39)	(10,319)
Aegion Corp.*	(2,488)	(47,446)
Aerovironment, Inc.*	(34,937)	(852,812)
Alamo Group, Inc.	(7,899)	(520,465)
Albany International Corp., Class A	(11,442)	(484,912)
Apogee Enterprises, Inc.	(9,326)	(416,779)
Astronics Corp.*	(655)	(29,508)
Babcock & Wilcox Enterprises, Inc.*	(16,813)	(277,414)
Beacon Roofing Supply, Inc.*	(58,926)	(2,479,017)
Builders FirstSource, Inc.*	(10,048)	(115,652)
CAE, Inc. (Canada)	(3,779)	(53,813)
Caterpillar, Inc.	(15,736)	(1,396,885)
CIRCOR International, Inc.	(4,090)	(243,600)
Colfax Corp.*	(9,199)	(289,125)
Cubic Corp.	(20,737)	(970,699)
Douglas Dynamics, Inc.	(10,524)	(336,137)
Encore Wire Corp.	(869)	(31,953)
Energy Recovery, Inc.*	(35,565)	(568,329)
EnPro Industries, Inc.	(19,228)	(1,092,535)
ESCO Technologies, Inc.	(14,332)	(665,291)
Fastenal Co.	(7,826)	(326,970)
Federal Signal Corp.	(15,560)	(206,326)
Flowserve Corp.	(69,563)	(3,355,719)
Franklin Electric Co., Inc.	(23,321)	(949,398)
GATX Corp.	(68,291)	(3,042,364)
Generac Holdings, Inc.*	(15,442)	(560,545)
GMS, Inc.*	(1,694)	(37,658)
Graco, Inc.	(9,173)	(678,802)
Granite Construction, Inc.	(67,478)	(3,356,356)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Griffon Corp.	(25,330)	$(430,863)
HEICO Corp.	(25,468)	(1,762,386)
Hexcel Corp.	(51,330)	(2,273,919)
Honeywell International, Inc.	(11,844)	(1,380,892)
Hubbell, Inc.	(752)	(81,020)
Hyster-Yale Materials Handling, Inc.	(7,422)	(446,285)
IDEX Corp.	(7,134)	(667,528)
John Bean Technologies Corp.	(26,185)	(1,847,352)
Kaman Corp.	(28,615)	(1,256,771)
KLX, Inc.*	(32,566)	(1,146,323)
Lennox International, Inc.	(25,388)	(3,986,678)
Lindsay Corp.	(16,759)	(1,239,831)
Manitowoc Co., Inc. (The)	(275,755)	(1,320,866)
Masonite International Corp. (Canada)*	(28,638)	(1,780,424)
MasTec, Inc.*	(19,741)	(587,097)
Mercury Systems, Inc.*	(44,548)	(1,094,544)
Middleby Corp. (The)*	(3,596)	(444,538)
Milacron Holdings Corp.*	(13,977)	(223,073)
Mueller Industries, Inc.	(2,245)	(72,783)
Orbital ATK, Inc.	(11,351)	(865,287)
Oshkosh Corp.	(12,743)	(713,608)
Owens Corning	(23,836)	(1,272,604)
Patrick Industries, Inc.*	(7,424)	(459,694)
Ply Gem Holdings, Inc.*	(11,843)	(158,222)
Primoris Services Corp.	(65,548)	(1,350,289)
Proto Labs, Inc.*	(35,345)	(2,117,519)
Quanex Building Products Corp.	(33,959)	(586,132)
Rexnord Corp.*	(50,158)	(1,073,883)
Rockwell Collins, Inc.	(13,899)	(1,172,242)
Roper Technologies, Inc.	(3,957)	(722,034)
Rush Enterprises, Inc., Class A*	(31,206)	(763,923)
Sensata Technologies Holding NV (Netherlands)*	(1,072)	(41,572)
SiteOne Landscape Supply, Inc.*	(20,647)	(741,847)
Sunrun, Inc.*	(241,546)	(1,521,740)
TASER International, Inc.*	(38,925)	(1,113,644)
Tennant Co.	(21,232)	(1,375,834)
Textron, Inc.	(39,515)	(1,570,721)
TransDigm Group, Inc.*	(1,775)	(513,188)
TriMas Corp.*	(14,199)	(264,243)
Trinity Industries, Inc.	(166,065)	(4,015,452)
Tutor Perini Corp.*	(36,203)	(777,278)
Univar, Inc.*	(9,611)	(210,000)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Valmont Industries, Inc.	(5,298)	$(712,952)
WABCO Holdings, Inc.*	(3,236)	(367,383)
Watsco, Inc.	(16,246)	(2,289,061)
Watts Water Technologies, Inc., Class A	(23,057)	(1,495,016)
Woodward, Inc.	(78,950)	(4,932,796)
Xylem, Inc.	(40,830)	(2,141,534)

		(80,869,951)

Commercial & Professional Services — (3.0)%
Acco Brands Corp.*	(8,480)	(81,747)
Advisory Board Co. (The)*	(1,913)	(85,588)
Brink’s Co. (The)	(4,811)	(178,392)
Clean Harbors, Inc.*	(18,914)	(907,494)
Covanta Holding Corp.	(239,894)	(3,691,969)
Essendant, Inc.	(3,663)	(75,165)
Exponent, Inc.	(15,783)	(805,880)
G&K Services, Inc., Class A	(354)	(33,803)
Healthcare Services Group, Inc.	(63,861)	(2,527,618)
HNI Corp.	(29,859)	(1,188,388)
IHS Markit Ltd. (Bermuda)*	(8,200)	(307,910)
KAR Auction Services, Inc.	(16,586)	(715,852)
Multi-Color Corp.	(29,361)	(1,937,826)
Navigant Consulting, Inc.*	(28,225)	(570,710)
Nielsen Holdings PLC (United Kingdom)	(43,460)	(2,328,152)
RR Donnelley & Sons Co.	(58,296)	(916,413)
Steelcase, Inc., Class A	(81,192)	(1,127,757)
Team, Inc.*	(16,430)	(537,425)
TransUnion*	(53,961)	(1,861,654)
TriNet Group, Inc.*	(31,972)	(691,554)
Viad Corp.	(17,342)	(639,400)
WageWorks, Inc.*	(62,110)	(3,783,120)
Waste Connections, Inc. (Canada)	(42,322)	(3,161,491)

		(28,155,308)

Consumer Durables & Apparel — (3.2)%
Callaway Golf Co.	(30,649)	(355,835)
Carter’s, Inc.	(8,186)	(709,808)
Crocs, Inc.*	(135,901)	(1,127,978)
Deckers Outdoor Corp.*	(38,253)	(2,277,966)
G-III Apparel Group Ltd.*	(38,200)	(1,113,530)
Gildan Activewear, Inc. (Canada)	(25,877)	(723,262)
Hanesbrands, Inc.	(35,898)	(906,424)
Hasbro, Inc.	(1,943)	(154,138)
iRobot Corp.*	(9,804)	(431,180)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
KB Home	(98,551)	$(1,588,642)
Mattel, Inc.	(163,815)	(4,960,318)
Mohawk Industries, Inc.*	(7,604)	(1,523,385)
Newell Brands, Inc.	(11,990)	(631,393)
Oxford Industries, Inc.	(15,627)	(1,057,948)
PulteGroup, Inc.	(128,744)	(2,580,030)
Tempur Sealy International, Inc.*	(34,779)	(1,973,360)
Toll Brothers, Inc.*	(39,471)	(1,178,604)
TRI Pointe Group, Inc.*	(48,188)	(635,118)
Under Armour, Inc., Class A*	(82,751)	(3,200,809)
VF Corp.	(38,199)	(2,141,054)
Vista Outdoor, Inc.*	(22,872)	(911,678)
WCI Communities, Inc.*	(2,798)	(66,369)
Wolverine World Wide, Inc.	(9,624)	(221,641)

		(30,470,470)

Consumer Services — (4.1)%
Belmond Ltd., Class A (Bermuda)*	(74,253)	(943,756)
BJ’s Restaurants, Inc.*	(16,318)	(580,105)
Chegg, Inc.*	(26,610)	(188,665)
Chipotle Mexican Grill, Inc.*	(12,266)	(5,194,651)
Chuy’s Holdings, Inc.*	(10,452)	(292,029)
Dave & Buster’s Entertainment, Inc.* .	(4,025)	(157,700)
Domino’s Pizza, Inc.	(472)	(71,673)
Fiesta Restaurant Group, Inc.*	(88,811)	(2,131,464)
Grand Canyon Education, Inc.*	(22,615)	(913,420)
Habit Restaurants, Inc. (The), Class A*	(13,255)	(185,570)
Houghton Mifflin Harcourt Co.*	(117,361)	(1,573,811)
Las Vegas Sands Corp.	(19,474)	(1,120,534)
LifeLock, Inc.*	(166,057)	(2,809,684)
MGM Resorts International*	(217,099)	(5,651,087)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(50,996)	(1,922,549)
Red Robin Gourmet Burgers, Inc.*	(61,736)	(2,774,416)
Royal Caribbean Cruises Ltd. (Liberia)	(58,029)	(4,349,274)
SeaWorld Entertainment, Inc.	(236,412)	(3,186,834)
Service Corp. International	(6,630)	(175,960)
Shake Shack, Inc., Class A*	(62,393)	(2,163,165)
Six Flags Entertainment Corp.	(177)	(9,489)
Starbucks Corp.	(2,074)	(112,286)
Wingstop, Inc.	(13,073)	(383,039)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd	(10,980)	$(1,069,671)
Zoe’s Kitchen, Inc.*	(54,176)	(1,202,165)

		(39,162,997)

Energy — (4.7)%
Alon USA Energy, Inc.	(51,142)	(412,205)
Cameco Corp. (Canada)	(214,307)	(1,834,468)
Cheniere Energy, Inc.*	(46,523)	(2,028,403)
CVR Energy, Inc.	(173,921)	(2,394,892)
Fairmount Santrol Holdings, Inc.*	(170,497)	(1,445,815)
Forum Energy Technologies, Inc.*	(6,684)	(132,744)
Gener8 Maritime, Inc. (Marshall Islands)*	(50,141)	(256,722)
Green Plains, Inc.	(16,800)	(440,160)
Helix Energy Solutions Group, Inc.*	(371,705)	(3,021,962)
Helmerich & Payne, Inc.	(72,225)	(4,860,742)
Imperial Oil Ltd. (Canada)	(3,978)	(124,591)
Newpark Resources, Inc.*	(3,753)	(27,622)
Patterson-UTI Energy, Inc.	(113,536)	(2,539,800)
Pembina Pipeline Corp. (Canada)	(37,439)	(1,140,392)
Precision Drilling Corp. (Canada)	(314,234)	(1,313,498)
RPC, Inc.*	(4,042)	(67,906)
Schlumberger Ltd. (Curacao)	(46,979)	(3,694,429)
SEACOR Holdings, Inc.*	(30,964)	(1,842,048)
SemGroup Corp., Class A	(44,019)	(1,556,512)
Spectra Energy Corp.	(29,064)	(1,242,486)
Suncor Energy, Inc. (Canada)	(201,910)	(5,609,060)
Transocean Ltd. (Switzerland)*	(187,070)	(1,994,166)
Unit Corp.*	(57,596)	(1,071,286)
US Silica Holdings, Inc.	(100,711)	(4,689,104)
Western Refining, Inc.	(35,950)	(951,237)

		(44,692,250)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(26,646)	(3,201,517)
Costco Wholesale Corp.	(12,143)	(1,851,929)
Kroger Co. (The)	(73,259)	(2,174,327)
Performance Food Group Co.*	(16,847)	(417,806)
PriceSmart, Inc.	(247)	(20,689)
Rite Aid Corp.*	(345,686)	(2,658,325)
Smart & Final Stores, Inc.*	(74,614)	(952,821)
United Natural Foods, Inc.*	(731)	(29,269)
US Foods Holding Corp.*	(59,181)	(1,397,263)

		(12,703,946)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.2)%
Amplify Snack Brands, Inc.*	(995)	$(16,119)
Boston Beer Co., Inc. (The), Class A* .	(1,457)	(226,214)
Bunge Ltd. (Bermuda)	(67,251)	(3,983,277)
Calavo Growers, Inc.	(2,097)	(137,207)
Coca-Cola Bottling Co. Consolidated	(21,012)	(3,113,138)
Darling Ingredients, Inc.*	(157,986)	(2,134,391)
Farmer Brothers Co.*	(407)	(14,469)
General Mills, Inc.	(1,517)	(96,906)
Hershey Co. (The)	(8,372)	(800,363)
J&J Snack Foods Corp.	(8,219)	(979,047)
McCormick & Co., Inc., non-voting shares	(40,265)	(4,023,279)
MGP Ingredients, Inc.	(22,841)	(925,517)
Monster Beverage Corp.*	(178)	(26,132)
Philip Morris International, Inc.	(36,767)	(3,574,488)
Pinnacle Foods, Inc.	(16,783)	(842,003)
Snyder’s-Lance, Inc.	(80,805)	(2,713,420)
Tootsie Roll Industries, Inc.	(13,784)	(507,665)
TreeHouse Foods, Inc.*	(36,266)	(3,162,033)
WhiteWave Foods Co. (The)*	(64,161)	(3,492,283)

		(30,767,951)

Health Care Equipment & Services — (5.7)%
ABIOMED, Inc.*	(71)	(9,129)
Acadia Healthcare Co., Inc.*	(20,607)	(1,021,077)
Aceto Corp.	(27,411)	(520,535)
Air Methods Corp*	(82,299)	(2,591,596)
Allscripts Healthcare Solutions, Inc.*	(12,022)	(158,330)
Amsurg Corp.*	(11,204)	(751,228)
athenahealth, Inc.*	(20,906)	(2,636,665)
AtriCure, Inc.*	(6,229)	(98,543)
Capital Senior Living Corp.*	(50,213)	(843,578)
Cardiovascular Systems, Inc.*	(71,844)	(1,705,577)
Cerus Corp.*	(298,443)	(1,853,331)
CONMED Corp.	(4,264)	(170,816)
Cynosure, Inc., Class A*	(31)	(1,579)
DexCom, Inc.*	(25,776)	(2,259,524)
Diplomat Pharmacy, Inc.*	(25,422)	(712,070)
Endologix, Inc.*	(239,233)	(3,062,182)
Ensign Group, Inc. (The)	(85,766)	(1,726,470)
Envision Healthcare Holdings, Inc.*	(36,543)	(813,813)
Evolent Health, Inc., Class A*	(64,929)	(1,598,552)
Glaukos Corp.*	(15,395)	(581,007)
Healthways, Inc.*	(4,597)	(121,637)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	(10,819)	$(1,763,281)
Inogen, Inc.*	(11)	(659)
Insulet Corp.*	(41,699)	(1,707,157)
K2M Group Holdings, Inc.*	(93,295)	(1,658,785)
LifePoint Health, Inc.*	(37,380)	(2,214,017)
Medidata Solutions, Inc.*	(51,972)	(2,897,959)
Merit Medical Systems, Inc.*	(17,220)	(418,274)
Nevro Corp.*	(31,177)	(3,254,567)
Novadaq Technologies, Inc. (Canada)*	(64,572)	(747,098)
Novocure Ltd. (Jersey)*	(35,941)	(306,936)
NxStage Medical, Inc.*	(49,727)	(1,242,678)
Omnicell, Inc.*	(24,262)	(929,235)
Owens & Minor, Inc.	(4,099)	(142,358)
Penumbra, Inc.*	(18,573)	(1,411,362)
PharMerica Corp.*	(40,969)	(1,150,000)
Providence Service Corp. (The)*	(2,853)	(138,741)
Quidel Corp.*	(28,962)	(639,771)
Spectranetics Corp. (The)*	(136,191)	(3,417,032)
Surgery Partners, Inc.*	(2,959)	(59,890)
Surgical Care Affiliates, Inc.*	(55,518)	(2,707,058)
Team Health Holdings, Inc.*	(7,896)	(257,094)
Vascular Solutions, Inc.*	(17)	(820)
Wright Medical Group NV (Netherlands)*	(82,556)	(2,025,099)
Zeltiq Aesthetics, Inc.*	(54,414)	(2,134,117)

		(54,461,227)

Household & Personal Products — (0.6)%
Colgate-Palmolive Co.	(28,141)	(2,086,374)
Energizer Holdings, Inc.	(39,190)	(1,957,932)
Inter Parfums, Inc.	(154)	(4,970)
Revlon, Inc., Class A*	(9,479)	(348,638)
WD-40 Co.	(8,148)	(916,080)

		(5,313,994)

Materials — (6.3)%
Albemarle Corp.	(69)	(5,899)
Balchem Corp.	(29,693)	(2,302,098)
Ball Corp.	(48,330)	(3,960,644)
Bemis Co., Inc.	(56,152)	(2,864,314)
Boise Cascade Co.*	(20,711)	(526,059)
Calgon Carbon Corp.	(2,318)	(35,164)
CF Industries Holdings, Inc.	(178,788)	(4,353,488)
Domtar Corp.	(66,154)	(2,456,298)
Dow Chemical Co. (The)	(100,043)	(5,185,229)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.	(22,119)	$(2,692,325)
EI du Pont de Nemours & Co.	(13,706)	(917,891)
Ferro Corp.*	(41)	(566)
Flotek Industries, Inc.*	(223,285)	(3,246,564)
Graphic Packaging Holding Co.	(251,373)	(3,516,708)
International Flavors & Fragrances, Inc.	(17,220)	(2,461,943)
International Paper Co.	(24,297)	(1,165,770)
Kraton Corp.*	(16,247)	(569,295)
Kronos Worldwide, Inc.	(87,070)	(721,810)
Methanex Corp. (Canada)	(113,932)	(4,065,094)
Monsanto Co.	(24,894)	(2,544,167)
PH Glatfelter Co.	(22,637)	(490,770)
Platform Specialty Products Corp.*	(183,805)	(1,490,659)
Potash Corp. of Saskatchewan, Inc. (Canada)	(104,399)	(1,703,792)
Praxair, Inc.	(18,591)	(2,246,351)
Sealed Air Corp.	(37,904)	(1,736,761)
Sensient Technologies Corp.	(13,276)	(1,006,321)
Sherwin-Williams Co. (The)	(5,214)	(1,442,505)
Silgan Holdings, Inc.	(29,920)	(1,513,653)
Summit Materials, Inc., Class A*	(79,028)	(1,465,969)
Tredegar Corp.	(405)	(7,529)
US Concrete, Inc.*	(6,906)	(318,125)
Valspar Corp. (The)	(23,678)	(2,511,525)

		(59,525,286)

Media — (2.2)%
AMC Entertainment Holdings, Inc.,
Class A	(32,067)	(996,963)
Cable One, Inc.	(3,098)	(1,809,232)
Charter Communications, Inc., Class A*	(16,853)	(4,549,690)
Entravision Communications Corp., Class A	(2,405)	(18,350)
EW Scripps Co. (The), Class A*	(125,153)	(1,989,933)
Gannett Co., Inc.	(179,629)	(2,090,882)
Global Eagle Entertainment, Inc.*	(96,014)	(797,876)
Gray Television, Inc.*	(113,143)	(1,172,161)
John Wiley & Sons, Inc., Class A	(30,457)	(1,571,886)
Live Nation Entertainment, Inc.*	(74,931)	(2,059,104)
MDC Partners, Inc., Class A (Canada)	(18,203)	(195,136)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
National CineMedia, Inc.	(68,546)	$(1,008,997)
Shaw Communications, Inc., Class B (Canada)	(25,631)	(524,410)
Sinclair Broadcast Group, Inc., Class A	(26,333)	(760,497)
Time, Inc.	(73,861)	(1,069,507)
World Wrestling Entertainment, Inc., Class A	(15,496)	(330,065)

		(20,944,689)

Pharmaceuticals, Biotechnology & Life Sciences — (6.1)%
Accelerate Diagnostics, Inc.*	(83,471)	(2,275,419)
Achillion Pharmaceuticals, Inc.*	(43,582)	(353,014)
Aerie Pharmaceuticals, Inc.*	(9,902)	(373,701)
Agenus, Inc.*	(19,280)	(138,430)
Agios Pharmaceuticals, Inc.*	(30,275)	(1,599,126)
Aimmune Therapeutics, Inc.*	(10,491)	(157,365)
Albany Molecular Research, Inc.*	(46,604)	(769,432)
Alder Biopharmaceuticals, Inc.*	(7,414)	(242,957)
Amicus Therapeutics, Inc.*	(44,687)	(330,684)
ANI Pharmaceuticals, Inc.*	(196)	(13,005)
Atara Biotherapeutics, Inc.*	(8,034)	(171,847)
Avexis, Inc.*	(38)	(1,566)
Axovant Sciences Ltd. (Bermuda)*	(1,568)	(21,952)
Bio-Rad Laboratories, Inc., Class A*	(11,567)	(1,894,790)
Bluebird Bio, Inc.*	(31,073)	(2,106,128)
Blueprint Medicines Corp.*	(65)	(1,930)
Bruker Corp.	(95,652)	(2,166,518)
Cambrex Corp.*	(59,597)	(2,649,683)
Cempra, Inc.*	(92,519)	(2,238,960)
Charles River Laboratories International, Inc.*	(26,627)	(2,219,094)
Clovis Oncology, Inc.*	(3,369)	(121,452)
Coherus Biosciences, Inc.*	(48,377)	(1,295,536)
CytomX Therapeutics, Inc.*	(173)	(2,713)
Dermira, Inc.*	(73,739)	(2,493,853)
Dynavax Technologies Corp.*	(104,872)	(1,100,107)
Epizyme, Inc.*	(23,151)	(227,806)
Foundation Medicine, Inc.*	(14,961)	(349,339)
Global Blood Therapeutics, Inc.*	(445)	(10,257)
Heron Therapeutics, Inc.*	(79,950)	(1,377,538)
Horizon Pharma PLC (Ireland)*	(7,690)	(139,420)
Illumina, Inc.*	(7,823)	(1,421,126)
Impax Laboratories, Inc.*	(14,375)	(340,688)
Insmed, Inc.*	(109,327)	(1,587,428)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Intersect ENT, Inc.*	(5,270)	$(83,477)
Intra-Cellular Therapies, Inc.*	(62,935)	(959,129)
Juno Therapeutics, Inc.*	(12,121)	(363,751)
Kite Pharma, Inc.*	(3,747)	(209,307)
Loxo Oncology, Inc.*	(115)	(3,011)
Luminex Corp.*	(11,251)	(255,623)
MacroGenics, Inc.*	(53,723)	(1,606,855)
Medicines Co. (The)*	(146,403)	(5,525,249)
Merrimack Pharmaceuticals, Inc.*	(87,867)	(557,955)
Momenta Pharmaceuticals, Inc.*	(121,399)	(1,419,154)
Natera, Inc.*	(638)	(7,088)
Nektar Therapeutics*	(68,786)	(1,181,743)
NeoGenomics, Inc.*	(98,829)	(812,374)
Novavax, Inc.*	(11,445)	(23,806)
Pacific Biosciences of California, Inc.*	(355,850)	(3,188,416)
Pacira Pharmaceuticals, Inc.*	(843)	(28,847)
Phibro Animal Health Corp., Class A	(8,353)	(227,035)
Portola Pharmaceuticals, Inc.*	(70,169)	(1,593,538)
Puma Biotechnology, Inc.*	(5,573)	(373,670)
QIAGEN NV (Netherlands)*	(147,136)	(4,037,412)
Revance Therapeutics, Inc.*	(21,527)	(348,953)
Sage Therapeutics, Inc.*	(1,861)	(85,699)
Synergy Pharmaceuticals, Inc.*	(70,777)	(389,981)
TherapeuticsMD, Inc.*	(282,131)	(1,921,312)
Theravance Biopharma, Inc. (Cayman Islands)*	(70,108)	(2,540,714)

		(57,936,963)

Retailing — (4.2)%
1-800-Flowers.com, Inc., Class A*	(742)	(6,804)
Abercrombie & Fitch Co., Class A	(161,069)	(2,559,386)
Advance Auto Parts, Inc.	(4,909)	(732,030)
American Eagle Outfitters, Inc.	(27,253)	(486,739)
At Home Group, Inc.*	(2,020)	(30,603)
Burlington Stores, Inc.*	(18,339)	(1,485,826)
Core-Mark Holding Co., Inc.	(16,739)	(599,256)
CST Brands, Inc.	(103,244)	(4,965,004)
DSW, Inc., Class A	(100,177)	(2,051,625)
Fred’s, Inc., Class A	(4,189)	(37,952)
GameStop Corp., Class A	(106,648)	(2,942,418)
Genesco, Inc.*	(6,237)	(339,667)
Groupon, Inc.*	(500,006)	(2,575,031)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Guess?, Inc.	(185,049)	$(2,703,566)
JC Penney Co., Inc.*	(210,010)	(1,936,292)
L Brands, Inc.	(7,377)	(522,070)
Monro Muffler Brake, Inc.	(16,425)	(1,004,717)
Murphy USA, Inc.*	(23,527)	(1,678,887)
Netflix, Inc.*	(696)	(68,591)
Nordstrom, Inc.	(23,665)	(1,227,740)
Office Depot, Inc.	(323,917)	(1,156,384)
Ollie’s Bargain Outlet Holdings, Inc.*	(4,142)	(108,562)
Penske Automotive Group, Inc.	(57,584)	(2,774,397)
Restoration Hardware Holdings, Inc.*	(79,066)	(2,734,102)
Select Comfort Corp.*	(18,800)	(406,080)
Shutterfly, Inc.*	(11,604)	(518,003)
Sportsman’s Warehouse Holdings, Inc.*	(87)	(915)
Tailored Brands, Inc.	(111,097)	(1,744,223)
Tile Shop Holdings, Inc.*	(18,673)	(309,038)
Wayfair, Inc., Class A*	(62,361)	(2,455,153)

		(40,161,061)

Semiconductors & Semiconductor Equipment — (2.9)%
Amkor Technology, Inc.*	(67,319)	(654,341)
Applied Micro Circuits Corp.*	(2,511)	(17,451)
Broadcom Ltd. (Singapore)	(2)	(345)
Brooks Automation, Inc.	(63,364)	(862,384)
Cavium, Inc.*	(24,032)	(1,398,662)
Cirrus Logic, Inc.*	(28,002)	(1,488,306)
Cree, Inc.*	(61,134)	(1,572,366)
Cypress Semiconductor Corp.	(344,704)	(4,191,601)
Diodes, Inc.*	(30,354)	(647,754)
First Solar, Inc.*	(102,200)	(4,035,878)
FormFactor, Inc.*	(36,078)	(391,446)
Impinj, Inc.*	(588)	(22,003)
Inphi Corp.*	(338)	(14,706)
Lattice Semiconductor Corp.*	(145,813)	(946,326)
MACOM Technology Solutions Holdings, Inc.*	(19,796)	(838,163)
Microchip Technology, Inc.	(24,606)	(1,529,017)
Micron Technology, Inc.*	(308,951)	(5,493,149)
MKS Instruments, Inc.	(18,949)	(942,334)
Qorvo, Inc.*	(4,719)	(263,037)
Ultratech, Inc.*	(19,456)	(449,044)
Veeco Instruments, Inc.*	(67,070)	(1,316,584)

		(27,074,897)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (8.0)%
2U, Inc.*	(23,555)	$(901,921)
A10 Networks, Inc.*	(6,438)	(68,822)
ACI Worldwide, Inc.*	(57,098)	(1,106,559)
Acxiom Corp.*	(106,439)	(2,836,599)
Autodesk, Inc.*	(56,745)	(4,104,366)
Benefitfocus, Inc.*	(10,261)	(409,619)
Black Knight Financial Services, Inc., Class A*	(31,326)	(1,281,233)
Blackhawk Network Holdings, Inc.*	(73,849)	(2,228,024)
Bottomline Technologies de, Inc.*	(34,595)	(806,409)
Box, Inc., Class A*	(132,083)	(2,081,628)
CACI International, Inc., Class A*	(15,571)	(1,571,114)
Callidus Software, Inc.*	(69,739)	(1,279,711)
Computer Sciences Corp.	(54,856)	(2,864,032)
CoreLogic, Inc.*	(30,052)	(1,178,639)
Cornerstone OnDemand, Inc.*	(78)	(3,584)
DST Systems, Inc.	(5,146)	(606,816)
FireEye, Inc.*	(168,446)	(2,481,210)
First Data Corp., Class A*	(8,841)	(116,348)
Forrester Research, Inc.	(6,019)	(234,139)
Gartner, Inc.*	(11,320)	(1,001,254)
Global Payments, Inc.	(41,954)	(3,220,389)
Gogo, Inc.*	(178,870)	(1,974,725)
Hortonworks, Inc.*	(44,164)	(368,769)
HubSpot, Inc.*	(39,035)	(2,249,197)
Imperva, Inc.*	(64,571)	(3,468,108)
inContact, Inc.*	(27,357)	(382,451)
Infoblox, Inc.*	(10,910)	(287,697)
Instructure, Inc.*	(11,992)	(304,237)
Interactive Intelligence Group, Inc.*	(17,255)	(1,037,716)
MINDBODY, Inc., Class A*	(16,458)	(323,564)
New Relic, Inc.*	(53,676)	(2,056,864)
Pandora Media, Inc.*	(232,974)	(3,338,517)
PayPal Holdings, Inc.*	(1,377)	(56,416)
Proofpoint, Inc.*	(104)	(7,784)
PROS Holdings, Inc.*	(51,750)	(1,170,068)
Q2 Holdings, Inc.*	(24,163)	(692,512)
Quotient Technology, Inc.*	(13,466)	(179,232)
Rapid7, Inc.*	(17,360)	(306,404)
RealPage, Inc.*	(17,404)	(447,283)
RingCentral, Inc., Class A*	(39,140)	(926,052)
Science Applications International Corp.	(16)	(1,110)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SecureWorks Corp., Class A*	(11,547)	$(144,453)
Splunk, Inc.*	(42,581)	(2,498,653)
Square, Inc., Class A*	(289,263)	(3,372,807)
Tableau Software, Inc., Class A*	(8,857)	(489,526)
TeleTech Holdings, Inc.	(14,606)	(423,428)
Total System Services, Inc.	(6,872)	(324,015)
TrueCar, Inc.*	(112,522)	(1,062,208)
Vantiv, Inc., Class A*	(22,196)	(1,248,969)
Varonis Systems, Inc.*	(5,630)	(169,463)
Verint Systems, Inc.*	(19,312)	(726,711)
Virtusa Corp.*	(31,768)	(784,034)
Workday, Inc., Class A*	(19,076)	(1,749,078)
Workiva, Inc.*	(12,435)	(225,447)
Xerox Corp.	(454,517)	(4,604,257)
Zendesk, Inc.*	(91,656)	(2,814,756)
Zynga, Inc., Class A*	(1,848,396)	(5,378,832)

		(75,977,759)

Technology Hardware & Equipment — (3.9)%
Arrow Electronics, Inc.*	(9,823)	(628,377)
Avnet, Inc.	(37,409)	(1,536,014)
Celestica, Inc. (Canada)*	(78,553)	(850,729)
Ciena Corp.*	(19,306)	(420,871)
Cognex Corp.	(16,803)	(888,207)
Coherent, Inc.*	(3,262)	(360,581)
Corning, Inc.	(44,041)	(1,041,570)
Cray, Inc.*	(32,199)	(757,964)
CTS Corp.	(1,211)	(22,525)
Diebold, Inc.	(18,934)	(469,374)
DTS, Inc.	(18)	(766)
EchoStar Corp., Class A*	(38,658)	(1,694,380)
ePlus, Inc.*	(9,153)	(864,135)
Infinera Corp.*	(83,558)	(754,529)
InvenSense, Inc.*	(205,340)	(1,523,623)
IPG Photonics Corp.*	(1,846)	(152,018)
Itron, Inc.*	(168)	(9,368)
Ixia*	(27,540)	(344,250)
Jabil Circuit, Inc.	(215,993)	(4,712,967)
Littelfuse, Inc.	(10,732)	(1,382,389)
National Instruments Corp.	(22,889)	(650,048)
NetScout Systems, Inc.*	(32,091)	(938,662)
Nimble Storage, Inc.*	(61,556)	(543,539)
Oclaro, Inc.*	(44,258)	(378,406)
Palo Alto Networks, Inc.*	(12,735)	(2,029,068)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
PC Connection, Inc.	(309)	$(8,164)
Pure Storage, Inc., Class A*	(76,096)	(1,031,101)
Rofin-Sinar Technologies, Inc.*	(29,304)	(943,003)
Stratasys Ltd. (Israel)*	(24,874)	(599,215)
SYNNEX Corp.	(1,759)	(200,720)
Trimble, Inc.*	(53,789)	(1,536,214)
VeriFone Systems, Inc.*	(239,222)	(3,765,354)
ViaSat, Inc.*	(67,001)	(5,001,625)
Western Digital Corp.	(11,079)	(647,789)

		(36,687,545)

Telecommunication Services — (1.3)%
ATN International, Inc.	(23,468)	(1,526,359)
Cincinnati Bell, Inc.*	(228,250)	(931,260)
Frontier Communications Corp.	(908,603)	(3,779,788)
General Communication, Inc., Class A*	(11,518)	(158,372)
Globalstar, Inc.*	(12,686)	(15,350)
Iridium Communications, Inc.*	(194,121)	(1,574,321)
ORBCOMM, Inc.*	(109,158)	(1,118,870)
Rogers Communications, Inc., Class B (Canada)	(982)	(41,656)
SBA Communications Corp., Class A*	(3,201)	(359,024)
T-Mobile US, Inc.*	(4,188)	(195,663)
United States Cellular Corp.*	(1,646)	(59,816)
Windstream Holdings, Inc.	(32,623)	(327,861)
Zayo Group Holdings, Inc.*	(81,457)	(2,420,087)

		(12,508,427)

Transportation — (2.5)%
Air Transport Services Group, Inc.*	(42,021)	(603,001)
ArcBest Corp.	(13,918)	(264,720)
Atlas Air Worldwide Holdings, Inc.*	(73,070)	(3,128,857)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian National Railway Co. (Canada)	(6,110)	$(399,594)
Canadian Pacific Railway Ltd. (Canada)	(13,132)	(2,005,256)
Echo Global Logistics, Inc.*	(8,826)	(203,528)
Genesee & Wyoming, Inc., Class A*	(33,409)	(2,303,551)
Kirby Corp.*	(40,682)	(2,528,793)
Saia, Inc.*	(50,250)	(1,505,490)
SkyWest, Inc.	(64,142)	(1,693,990)
Spirit Airlines, Inc.*	(91,625)	(3,896,811)
Virgin America, Inc.*	(47,648)	(2,549,644)
Werner Enterprises, Inc.	(117,058)	(2,723,940)

		(23,807,175)

TOTAL COMMON STOCK (Proceeds $680,635,505)		(692,141,303)

TOTAL SECURITES SOLD SHORT - (72.8)%		(692,141,303)

(Proceeds $680,635,505)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		4,186,425

NET ASSETS - 100.0%		$950,202,371

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 184.1%
COMMON STOCKS — 182.4%
Automobiles & Components — 4.0%
BorgWarner, Inc.(a)(b)	1,945	$68,425
Delphi Automotive PLC (Jersey)(a)(b)	2,476	176,588
General Motors Co.†(b)	14,527	461,523
Harley-Davidson, Inc.(a)	1,624	85,406

		791,942

Capital Goods — 16.0%
3M Co.†	206	36,303
AMETEK, Inc.(b)	1,448	69,185
Boeing Co. (The)(a)	1,793	236,210
Cummins, Inc.†	1,526	195,557
Deere & Co.	73	6,231
Dover Corp.†	125	9,205
Eaton Corp. PLC (Ireland)†	1,258	82,663
Emerson Electric Co.†(a)(b)	5,842	318,447
Flowserve Corp.†	638	30,777
Honeywell International, Inc.†	1,737	202,517
Illinois Tool Works, Inc.(a)(b)	1,684	201,811
Ingersoll-Rand PLC (Ireland)†	1,316	89,409
Jacobs Engineering Group, Inc.(a)(b)*	1,106	57,202
L-3 Communications Holdings, Inc.†(b)	677	102,044
Lockheed Martin Corp.	783	187,701
Masco Corp.†	213	7,308
PACCAR, Inc.(a)(b)	3,182	187,038
Parker-Hannifin Corp.(b)	1,217	152,770
Pentair PLC (Ireland)(a)(b)	380	24,411
Quanta Services, Inc.†(b)*	925	25,891
Rockwell Automation, Inc.†(a)	1,174	143,627
Snap-on, Inc.†(a)(b)	527	80,083
Stanley Black & Decker, Inc.†(b)	1,275	156,800
Textron, Inc.†	534	21,226
United Rentals, Inc.†(a)(b)*	794	62,321
United Technologies Corp.†	4,020	408,432
WW Grainger, Inc.(a)	350	78,694
Xylem, Inc.†	134	7,028

		3,180,891

Commercial & Professional Services — 1.5%
Cintas Corp.†	881	99,201
Dun & Bradstreet Corp. (The)(b)	302	41,259
Pitney Bowes, Inc.†(b)	1,685	30,600
Robert Half International, Inc.†(b)	897	33,960
Verisk Analytics, Inc.*	131	10,648

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	1,293	$82,442

		298,110

Consumer Durables & Apparel — 2.8%
Coach, Inc.	485	17,732
DR Horton, Inc.†	204	6,161
Garmin Ltd. (Switzerland)	1,714	82,461
Harman International Industries, Inc.(a)	636	53,710
Leggett & Platt, Inc.†(a)(b)	1,211	55,197
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)(b)*	1,572	73,554
PVH Corp.†(b)	728	80,444
Ralph Lauren Corp.(a)(b)	747	75,552
Whirlpool Corp.†(a)(b)	681	110,431

		555,242

Consumer Services — 2.5%
Darden Restaurants, Inc.†(b)	1,137	69,721
Marriott International, Inc., Class A†(a)	2,969	199,903
McDonald’s Corp.	1,402	161,735
Wyndham Worldwide Corp.(a)(b)	1,016	68,407

		499,766

Diversified Financials — 8.3%
Affiliated Managers Group, Inc.†*	355	51,369
BlackRock, Inc.†	1,112	403,056
CME Group, Inc.(a)(b)	2,271	237,365
Franklin Resources, Inc.†(b)	5,237	186,280
Intercontinental Exchange, Inc.(b)	298	80,269
Invesco, Ltd. (Bermuda)(b)	3,721	116,356
Legg Mason, Inc.†(b)	941	31,505
Moody’s Corp.†(b)	1,025	110,987
Nasdaq, Inc.†(b)	1,503	101,513
S&P Global, Inc.(a)(b)	1,463	185,157
T Rowe Price Group, Inc.†(a)(b)	2,257	150,090

		1,653,947

Energy — 4.3%
Diamond Offshore Drilling, Inc.(a)	1,159	20,410
Helmerich & Payne, Inc.(a)	535	36,006
Marathon Petroleum Corp.(b)	4,794	194,588
Murphy Oil Corp.(a)	1,552	47,181
National Oilwell Varco, Inc.(a)(b)	3,424	125,798
Noble Energy, Inc.†	3,931	140,494
Range Resources Corp.(a)	867	33,596

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)(a)*	3,317	$35,359
Valero Energy Corp.(a)(b)	4,198	222,494

		855,926

Food & Staples Retailing — 10.2%
CVS Health Corp.†	6,445	573,541
Sysco Corp.†(a)(b)	5,085	249,216
Walgreens Boots Alliance, Inc.†	8,629	695,670
Wal-Mart Stores, Inc.†	7,120	513,494
Whole Foods Market, Inc.(a)	97	2,750

		2,034,671

Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.†	5,746	363,320
Archer-Daniels-Midland Co.†	262	11,049
Campbell Soup Co.(a)	2,401	131,335
ConAgra Foods, Inc.†	3,985	187,733
Dr Pepper Snapple Group, Inc.†(a)	1,444	131,852
Hershey Co. (The)†	96	9,178
JM Smucker Co. (The)†(b)	1,056	143,130
PepsiCo, Inc.	217	23,603
Philip Morris International, Inc.	2	194
Reynolds American, Inc.(a)(b)	5,220	246,123
Tyson Foods, Inc., Class A†	2,464	183,987

		1,431,504

Health Care Equipment & Services — 18.9%
Aetna, Inc.†(b)	3,186	367,824
AmerisourceBergen Corp.†(b)	1,948	157,359
Anthem, Inc.†(b)	2,390	299,491
Baxter International, Inc.(b)	2,734	130,138
Cardinal Health, Inc.†(a)(b)	2,923	227,117
Centene Corp.†(b)*	1,550	103,788
Cigna Corp.†(b)	2,330	303,646
CR Bard, Inc.†	15	3,364
Danaher Corp.	1,436	112,568
Express Scripts Holding Co.†(a)(b)*	5,840	411,895
HCA Holdings, Inc.†(b)*	3,450	260,924
Humana, Inc.†(b)	1,354	239,509
Laboratory Corp. of America Holdings†(b)*	728	100,085
McKesson Corp.†	2,052	342,171
Patterson Cos., Inc.(a)(b)	516	23,705
Quest Diagnostics, Inc.†(b)	1,263	106,888
UnitedHealth Group, Inc.†(b)	3,256	455,840

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B(b)	884	$108,926

		3,755,238

Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	57	2,731
Clorox Co. (The)†	840	105,151
Kimberly-Clark Corp.(b)	1,504	189,715

		297,597

Insurance — 0.7%
Aon PLC (United Kingdom)†	1,075	120,927
Marsh & McLennan Cos., Inc.†	159	10,693

		131,620

Materials — 7.6%
Alcoa, Inc.(a)	6,135	62,209
Avery Dennison Corp.†	46	3,578
Ball Corp.†	7	574
Dow Chemical Co. (The)†	2,026	105,008
Eastman Chemical Co.†	74	5,008
Ecolab, Inc.†	24	2,921
El du Pont de Nemours & Co.†	3,169	212,228
FMC Corp.†(b)	1,215	58,733
Freeport-McMoRan, Inc.	1,470	15,964
International Flavors & Fragrances, Inc.†(a)	430	61,477
International Paper Co.†	1,427	68,467
LyondellBasell Industries NV, Class A (Netherlands)	2,872	231,656
Martin Marietta Materials, Inc.†	325	58,211
Newmont Mining Corp.(b)	4,817	189,260
Nucor Corp.†(b)	2,890	142,911
PPG Industries, Inc.†(b)	1,345	139,019
Sherwin-Williams Co. (The)†	184	50,905
WestRock Co.†(b)	2,284	110,728

		1,518,857

Media — 10.7%
CBS Corp., Class B, non-voting shares†(b)	4,050	221,697
Comcast Corp., Class A†(b)	2,231	148,005
Discovery Communications, Inc., Class A(a)*	5,483	147,602
News Corp., Class A†(a)(b)	5,267	73,633
Omnicom Group, Inc.†	2,147	182,495

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A(a)(b)	1,171	$74,347
TEGNA, Inc.(a)(b)	981	21,445
Time Warner, Inc.†	2,792	222,271
Twenty-First Century Fox, Inc., Class A†(b)	16,978	411,207
Viacom, Inc., Class B(b)	1,419	54,064
Walt Disney Co. (The)†	6,056	562,360

		2,119,126

Pharmaceuticals, Biotechnology & Life Sciences — 14.6%
AbbVie, Inc.†(b)	4,926	310,683
Agilent Technologies, Inc.†	2,716	127,896
Amgen, Inc.†	2,437	406,516
Biogen, Inc.†(b)*	1,863	583,175
Endo International PLC (Ireland)*	824	16,604
Gilead Sciences, Inc.†(b)	8,885	702,981
Johnson & Johnson(a)	368	43,472
Mallinckrodt PLC (Ireland)†*	495	34,541
Merck & Co, Inc.†	4,570	285,214
Pfizer, Inc.†	11,400	386,118

		2,897,200

Real Estate — 0.0%
Weyerhaeuser Co., REIT	1	32

Retailing — 15.9%
AutoNation, Inc.(b)*	926	45,105
AutoZone, Inc.†(a)*	263	202,073
Bed Bath & Beyond, Inc.(a)(b)	1,292	55,698
Best Buy Co., Inc.(a)(b)	2,913	111,218
Dollar General Corp.†	2,455	171,825
Foot Locker, Inc.(b)	1,209	81,873
Gap, Inc. (The)(b)	2,304	51,241
Genuine Parts Co.†(a)	1,352	135,808
Home Depot, Inc. (The)†	5,668	729,358
Kohl’s Corp.(a)	1,635	71,531
Lowe’s Cos., Inc.(b)	8,000	577,680
Macy’s, Inc.†(a)	1,726	63,948
Priceline Group, Inc. (The)†*	134	197,180
Ross Stores, Inc.(b)	3,604	231,737
Signet Jewelers Ltd. (Bermuda)(a)	43	3,205
Target Corp.(a)	5,171	355,144
TJX Cos., Inc. (The)	89	6,655
Tractor Supply Co.(b)	512	34,483

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Urban Outfitters, Inc.(a)(b)*	1,063	$36,695

		3,162,457

Semiconductors & Semiconductor Equipment — 12.8%
Analog Devices, Inc.†(b)	2,264	145,915
Applied Materials, Inc.†(b)	9,814	295,892
Intel Corp.†	5,095	192,336
KLA-Tencor Corp.	1,417	98,779
Lam Research Corp.	1,640	155,324
Linear Technology Corp.(a)(b)	2,010	119,173
NVIDIA Corp.(a)(b)	3,760	257,635
Qorvo, Inc.†*	429	23,912
QUALCOMM, Inc.†	10,982	752,267
Skyworks Solutions, Inc.†	93	7,081
Texas Instruments, Inc.†	5,186	363,954
Xilinx, Inc.†	2,301	125,036

		2,537,304

Software & Services — 15.3%
Accenture PLC, Class A (Ireland)†(b)	2,083	254,480
Akamai Technologies, Inc.(a)(b)*	1,344	71,219
Automatic Data Processing, Inc.(a)(b)	4,137	364,883
CA, Inc.†(b)	3,760	124,381
CSRA, Inc.(b)	1,485	39,947
eBay, Inc.†(b)*	10,278	338,146
Electronic Arts, Inc.(b)*	2,733	233,398
International Business Machines Corp.†	2,639	419,205
Intuit, Inc.	2,469	271,615
Microsoft Corp.	1	58
Oracle Corp.†(a)(b)	15,326	602,005
Symantec Corp.(b)	3,167	79,492
Teradata Corp.(a)*	1,176	36,456
VeriSign, Inc.(a)*	1,303	101,947
Western Union Co. (The)(a)(b)	4,431	92,253

		3,029,485

Technology Hardware & Equipment — 12.2%
Amphenol Corp., Class A†	258	16,749
Apple, Inc.†	5,261	594,756
Cisco Systems, Inc.†(b)	22,929	727,308
Corning, Inc.†	2,011	47,560
Dell Technologies, Inc. - VMware, Inc.*	2	96
F5 Networks, Inc.†(b)*	601	74,909
FLIR Systems, Inc.	19	597

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Harris Corp.†(b)	1,132	$103,703
Hewlett Packard Enterprise Co.†(b)	14,634	332,924
HP, Inc.†	15,500	240,715
Juniper Networks, Inc.†	3,003	72,252
NetApp, Inc.†(b)	1,956	70,064
Seagate Technology PLC (Ireland)(a)	24	925
TE Connectivity Ltd. (Switzerland)†(b)	2,089	134,490
Western Digital Corp.	1	58

		2,417,106

Telecommunication Services — 6.9%
AT&T, Inc.(a)	12,908	524,194
CenturyLink, Inc.(a)(b)	4,956	135,943
Verizon Communications, Inc.†(a)(b)	13,775	716,024

		1,376,161

Transportation — 6.9%
Alaska Air Group, Inc.(a)(b)	1,118	73,631
CH Robinson Worldwide, Inc.	77	5,425
Delta Air Lines, Inc.†(b)	6,644	261,508
Expeditors International of Washington, Inc.†(a)(b)	1,642	84,596
JB Hunt Transport Services, Inc.(a)(b)	662	53,715
Southwest Airlines Co.†(b)	5,632	219,029
Union Pacific Corp.†	408	39,792
United Continental Holdings, Inc.†*	3,034	159,194
United Parcel Service, Inc., Class B(a)(b)	4,387	479,762

		1,376,652

Utilities — 1.6%
DTE Energy Co.†	1,215	113,809
NRG Energy, Inc.†(b)	2,754	30,872
WEC Energy Group, Inc.(a)(b)	2,865	171,556

		316,237

TOTAL COMMON STOCKS (Cost $34,020,119)		36,237,071

EXCHANGE TRADED FUNDS — 1.7%
SPDR S&P 500 ETF Trust	1,545	334,184

TOTAL EXCHANGE TRADED FUNDS (Cost $334,438)		334,184

TOTAL LONG POSITIONS - 184.1%		36,571,255

(Cost $34,354,557)

	Number of Shares	Value
SHORT POSITIONS — (84.9)%
COMMON STOCKS — (84.9)%
Automobiles & Components — (0.2)%
Goodyear Tire & Rubber Co. (The)	(1,105)	$(35,692)
Johnson Controls International PLC (Ireland)	(1)	(27)

		(35,719)

Banks — (1.8)%
Bank of America Corp.	(6,461)	(101,115)
Citigroup, Inc.	(2,156)	(101,828)
Fifth Third Bancorp.	(71)	(1,453)
Huntington Bancshares, Inc.	(1,784)	(17,590)
JPMorgan Chase & Co.	(50)	(3,330)
KeyCorp.	(3,168)	(38,555)
People’s United Financial, Inc.	(408)	(6,455)
PNC Financial Services Group, Inc. (The)	(700)	(63,063)
SunTrust Banks, Inc.	(134)	(5,869)
Wells Fargo & Co.	(283)	(12,531)

		(351,789)

Capital Goods — (4.0)%
Acuity Brands, Inc.	(183)	(48,422)
Allegion PLC (Ireland)	(409)	(28,184)
Caterpillar, Inc.	(2,466)	(218,907)
Fastenal Co.	(1,220)	(50,972)
Fluor Corp.	(587)	(30,125)
Fortive Corp.	(1,128)	(57,415)
Fortune Brands Home & Security, Inc.	(650)	(37,765)
Raytheon Co.	(1,217)	(165,670)
Rockwell Collins, Inc.	(549)	(46,303)
Roper Technologies, Inc.	(272)	(49,632)
TransDigm Group, Inc.*	(208)	(60,137)

		(793,532)

Commercial & Professional Services — (0.8)%
Equifax, Inc.	(504)	(67,828)
Nielsen Holdings PLC (United Kingdom)	(1,508)	(80,784)
Republic Services, Inc.	(14)	(706)
Stericycle, Inc.*	(119)	(9,537)

		(158,855)

Consumer Durables & Apparel — (2.3)%
Hanesbrands, Inc.	(1,594)	(40,248)
Hasbro, Inc.	(89)	(7,060)
Mattel, Inc.	(1,437)	(43,512)
Mohawk Industries, Inc.*	(300)	(60,102)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	(2,035)	$(107,163)
PulteGroup, Inc.	(1,451)	(29,078)
Under Armour, Inc., Class A*	(1,845)	(71,365)
VF Corp.	(1,753)	(98,256)

		(456,784)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(350)	(17,087)
Chipotle Mexican Grill, Inc.*	(123)	(52,091)
Royal Caribbean Cruises Ltd. (Liberia)	(908)	(68,055)
Starbucks Corp.	(2,956)	(160,038)
Wynn Resorts Ltd.	(429)	(41,793)
Yum! Brands, Inc.	(1,008)	(91,536)

		(430,600)

Diversified Financials — (3.0)%
American Express Co.	(1,197)	(76,656)
Ameriprise Financial, Inc.	(685)	(68,342)
Bank of New York Mellon Corp. (The)	(1,668)	(66,520)
Berkshire Hathaway Inc., Class B*	(35)	(5,056)
Discover Financial Services	(475)	(26,861)
E*TRADE Financial Corp.*	(911)	(26,528)
Goldman Sachs Group, Inc. (The)	(670)	(108,051)
Leucadia National Corp.	(1,522)	(28,979)
Morgan Stanley	(3,133)	(100,444)
Navient Corp.	(1,339)	(19,375)
State Street Corp.	(1,080)	(75,200)

		(602,012)

Energy — (11.8)%
Anadarko Petroleum Corp.	(1,070)	(67,795)
Apache Corp.	(1,595)	(101,873)
Baker Hughes, Inc.	(426)	(21,500)
Cabot Oil & Gas Corp.	(1,963)	(50,645)
Chesapeake Energy Corp.*	(3,271)	(20,509)
Chevron Corp.	(2,844)	(292,704)
Cimarex Energy Co.	(400)	(53,748)
Concho Resources, Inc.*	(556)	(76,367)
ConocoPhillips	(5,227)	(227,218)
Devon Energy Corp.	(2,211)	(97,527)
EOG Resources, Inc.	(1,837)	(177,656)
EQT Corp.	(729)	(52,940)
Exxon Mobil Corp.	(1,574)	(137,379)
Hess Corp.	(1,336)	(71,636)
Newfield Exploration Co.*	(838)	(36,419)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	(2,808)	$(204,759)
Phillips 66	(1,885)	(151,837)
Pioneer Natural Resources Co.	(369)	(68,505)
Schlumberger Ltd. (Curacao)	(2,806)	(220,664)
Southwestern Energy Co.*	(1,656)	(22,919)
Spectra Energy Corp.	(2,959)	(126,497)
Tesoro Corp.	(501)	(39,860)
Williams Cos., Inc. (The)	(949)	(29,163)

		(2,350,120)

Food & Staples Retailing — (1.9)%
Costco Wholesale Corp.	(1,729)	(263,690)
Kroger Co. (The)	(3,980)	(118,126)

		(381,816)

Food, Beverage & Tobacco — (3.8)%
Brown-Forman Corp., Class B	(1,669)	(79,177)
Coca-Cola Co. (The)	(111)	(4,698)
Constellation Brands, Inc., Class A	(847)	(141,017)
General Mills, Inc.	(1,612)	(102,975)
Kraft Heinz Co. (The)	(59)	(5,281)
McCormick & Co., Inc., non-voting shares	(534)	(53,357)
Mead Johnson Nutrition Co.	(780)	(61,628)
Molson Coors Brewing Co., Class B	(907)	(99,589)
Mondelez International, Inc., Class A	(1,900)	(83,410)
Monster Beverage Corp.*	(788)	(115,686)

		(746,818)

Health Care Equipment & Services — (7.7)%
Abbott Laboratories	(5,253)	(222,149)
Becton Dickinson and Co.	(899)	(161,577)
Boston Scientific Corp.*	(5,735)	(136,493)
Cerner Corp.*	(1,489)	(91,946)
Cooper Cos, Inc. (The)	(208)	(37,286)
DENTSPLY SIRONA, Inc.	(983)	(58,420)
Edwards Lifesciences Corp.*	(897)	(108,142)
Henry Schein, Inc.*	(345)	(56,228)
Hologic, Inc.*	(1,170)	(45,431)
Intuitive Surgical, Inc.*	(163)	(118,147)
Medtronic PLC (Ireland)	(3,008)	(259,891)
St Jude Medical, Inc.	(232)	(18,504)
Stryker Corp.	(1,579)	(183,811)
Varian Medical Systems, Inc.*	(399)	(39,712)

		(1,537,737)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.4)%
Colgate-Palmolive Co.	(972)	$(72,064)
Estee Lauder Cos., Inc. (The), Class A	(148)	(13,107)

		(85,171)

Insurance — (3.9)%
Aflac, Inc.	(457)	(32,845)
Allstate Corp. (The)	(881)	(60,948)
American International Group, Inc.	(1,725)	(102,362)
Assurant, Inc.	(256)	(23,616)
Cincinnati Financial Corp.	(244)	(18,402)
Hartford Financial Services Group, Inc. (The)	(1,250)	(53,525)
Lincoln National Corp.	(979)	(45,993)
Loews Corp.	(1,425)	(58,639)
MetLife, Inc.	(2,530)	(112,408)
Principal Financial Group, Inc.	(1,216)	(62,636)
Torchmark Corp.	(110)	(7,028)
Travelers Cos, Inc. (The)	(540)	(61,857)
Unum Group	(556)	(19,632)
Willis Towers Watson PLC (Ireland)	(584)	(77,538)
XL Group Ltd. (Bermuda)	(1,169)	(39,313)

		(776,742)

Materials — (3.3)%
Air Products & Chemicals, Inc.	(915)	(137,561)
Albemarle Corp.	(32)	(2,736)
CF Industries Holdings, Inc.	(984)	(23,960)
Monsanto Co.	(1,846)	(188,661)
Mosaic Co. (The)	(1,477)	(36,127)
Owens-Illinois, Inc.*	(684)	(12,579)
Praxair, Inc.	(1,204)	(145,479)
Sealed Air Corp.	(831)	(38,076)
Vulcan Materials Co.	(561)	(63,803)

		(648,982)

Media — (1.7)%
Charter Communications, Inc., Class A*	(1,143)	(308,576)
Interpublic Group of Cos, Inc. (The)	(1,692)	(37,816)

		(346,392)

Pharmaceuticals, Biotechnology & Life Sciences — (8.4)%
Alexion Pharmaceuticals, Inc.*	(946)	(115,923)
Allergan PLC (Ireland)*	(1,461)	(336,468)
Bristol-Myers Squibb Co.	(229)	(12,348)
Eli Lilly & Co.	(4,178)	(335,326)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	(618)	$(112,266)
Mettler-Toledo International, Inc.*	(112)	(47,021)
Mylan NV (Netherlands)*	(2,145)	(81,767)
PerkinElmer, Inc.	(462)	(25,923)
Perrigo Co. PLC (Ireland)	(605)	(55,860)
Regeneron Pharmaceuticals, Inc.*	(438)	(176,085)
Thermo Fisher Scientific, Inc.	(1,023)	(162,718)
Vertex Pharmaceuticals, Inc.*	(1,072)	(93,489)
Zoetis, Inc.	(2,091)	(108,753)

		(1,663,947)

Real Estate — (5.8)%
American Tower Corp., REIT	(1,793)	(203,201)
Apartment Investment & Management Co., Class A, REIT	(660)	(30,301)
Boston Properties, Inc., REIT	(436)	(59,422)
Crown Castle International Corp., REIT	(1,424)	(134,155)
Equinix, Inc., REIT	(296)	(106,638)
Equity Residential, REIT	(1,543)	(99,261)
Federal Realty Investment Trust, REIT	(5)	(770)
General Growth Properties, Inc., REIT	(1,346)	(37,150)
HCP, Inc., REIT	(120)	(4,554)
Host Hotels & Resorts, Inc., REIT	(2,847)	(44,328)
Iron Mountain, Inc., REIT	(1,038)	(38,956)
Macerich Co. (The), REIT	(611)	(49,412)
Public Storage, REIT	(731)	(163,115)
Realty Income Corp., REIT	(194)	(12,984)
Simon Property Group, Inc., REIT	(407)	(84,253)
Ventas, Inc., REIT	(331)	(23,379)
Vornado Realty Trust, REIT	(614)	(62,143)

		(1,154,022)

Retailing — (5.1)%
Advance Auto Parts, Inc.	(311)	(46,376)
Amazon.com, Inc.*	(412)	(344,972)
CarMax, Inc.*	(630)	(33,611)
Expedia, Inc.	(652)	(76,101)
L Brands, Inc.	(1,229)	(86,976)
LKQ Corp.*	(1,294)	(45,885)
Netflix, Inc.*	(1,806)	(177,981)
Nordstrom, Inc.	(732)	(37,976)
Staples, Inc.	(2,711)	(23,179)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	(528)	$(38,349)
TripAdvisor, Inc.*	(614)	(38,793)
Ulta Salon Cosmetics & Fragrance, Inc.*	(263)	(62,589)

		(1,012,788)

Semiconductors & Semiconductor Equipment — (2.2)%
Broadcom Ltd. (Singapore)	(1,671)	(288,281)
First Solar, Inc.*	(432)	(17,060)
Microchip Technology, Inc.	(907)	(56,361)
Micron Technology, Inc.*	(4,372)	(77,734)

		(439,436)

Software & Services — (8.2)%
Activision Blizzard, Inc.	(2,580)	(114,294)
Adobe Systems, Inc.*	(2,040)	(221,422)
Alliance Data Systems Corp.*	(248)	(53,203)
Alphabet, Inc., Class A*	(214)	(172,069)
Autodesk, Inc.*	(935)	(67,629)
Facebook, Inc., Class A*	(2,195)	(281,553)
Global Payments, Inc.	(651)	(49,971)
Paychex, Inc.	(736)	(42,592)
PayPal Holdings, Inc.*	(4,353)	(178,342)
Red Hat, Inc.*	(761)	(61,512)
salesforce.com inc*	(2,859)	(203,932)
Total System Services, Inc.	(776)	(36,588)
Visa, Inc., Class A	(1,272)	(105,194)
Xerox Corp.	(4,276)	(43,316)

		(1,631,617)

Technology Hardware & Equipment — (0.3)%
Motorola Solutions, Inc.	(703)	(53,625)

Telecommunication Services — (0.5)%
Frontier Communications Corp.	(4,951)	(20,596)
Level 3 Communications, Inc.*	(1,512)	(70,127)

		(90,723)

Transportation — (1.7)%
American Airlines Group, Inc.	(2,246)	(82,226)
FedEx Corp.	(1,110)	(193,895)
Kansas City Southern	(456)	(42,554)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(225)	$(14,839)

		(333,514)

Utilities — (3.9)%
Alliant Energy Corp.	(959)	(36,739)
Ameren Corp.	(92)	(4,525)
Dominion Resources, Inc.	(897)	(66,620)
Edison International	(10)	(723)
Entergy Corp.	(755)	(57,931)
Exelon Corp.	(2,679)	(89,184)
NextEra Energy, Inc.	(795)	(97,244)
PG&E Corp.	(1,910)	(116,835)
Pinnacle West Capital Corp.	(336)	(25,533)
Public Service Enterprise Group, Inc.	(1,673)	(70,048)
SCANA Corp.	(603)	(43,639)
Sempra Energy	(1,046)	(112,121)
Southern Co. (The)	(1,151)	(59,046)

		(780,188)

TOTAL COMMON STOCK (Proceeds $16,461,427)		(16,862,929)

TOTAL SECURITIES SOLD SHORT - (84.9)%		(16,862,929)

(Proceeds $16,461,427)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		156,576

NET ASSETS - 100.0%		$19,864,902

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 98.8%
SPDR S&P 500 ETF Trust	9,126	$1,973,954

TOTAL EXCHANGE TRADED FUNDS (Cost $1,975,454)		1,973,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		24,546

NET ASSETS - 100.0%		$1,998,500

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 120.7%
COMMON STOCKS — 120.7%
Automobiles & Components — 2.4%
American Axle & Manufacturing Holdings, Inc.†*	142,137	$2,447,599
BorgWarner, Inc.†(a)(b)	30,406	1,069,683
Cooper Tire & Rubber Co.†	6,565	249,601
Cooper-Standard Holding, Inc.†*	6,983	689,920
Delphi Automotive PLC (Jersey)(a)(b)	19,243	1,372,411
Drew Industries, Inc.†(a)	8,973	879,533
General Motors Co.†	78,601	2,497,154
Gentex Corp.†(a)	105,522	1,852,966
Harley-Davidson, Inc.†(a)(b)	12,720	668,945
Lear Corp.†(b)	41,978	5,088,573
Superior Industries International, Inc.†(b)	13,725	400,221
Visteon Corp.†(a)	11,320	811,191
Winnebago Industries, Inc.†(a)	21,595	508,994

		18,536,791

Capital Goods — 13.3%
3M Co.†(a)	1,957	344,882
Actuant Corp., Class A	1,403	32,606
Advanced Drainage Systems, Inc.†(a)	28,169	677,746
Altra Industrial Motion Corp.(a)	176	5,099
American Railcar Industries, Inc.(a)	6,462	267,979
American Woodmark Corp.†(a)(b)*	28,427	2,290,363
AMETEK, Inc.†(a)(b)	16,471	786,984
Applied Industrial Technologies, Inc.(a)	8,691	406,217
Argan, Inc.†	26,650	1,577,414
Armstrong World Industries, Inc.†(a)*	44,235	1,827,790
Astec Industries, Inc.(a)	4,257	254,867
Barnes Group, Inc.†(a)(b)	12,853	521,189
Boeing Co. (The)†(b)	28,486	3,752,746
Briggs & Stratton Corp.†(a)(b)	46,631	869,668
Carlisle Cos, Inc.†	14,434	1,480,495
Chart Industries, Inc.†(b)*	84,200	2,764,286
Chicago Bridge & Iron Co. NV (Netherlands)†	65,745	1,842,832
CIRCOR International, Inc.†	914	54,438
Comfort Systems USA, Inc.†	7,938	232,663
Continental Building Products, Inc.†(b)*	99,802	2,094,844
Crane Co.†	4,497	283,356
Cummins, Inc.†(a)	14,157	1,814,220
Curtiss-Wright Corp.†(b)	6,668	607,521

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.†(a)	13,862	$1,183,122
DigitalGlobe, Inc.(a)*	2,545	69,988
Donaldson Co., Inc.(a)	1,570	58,608
Dover Corp.†(b)	10,926	804,591
Dycom Industries, Inc.†(a)*	21,458	1,754,835
Eaton Corp. PLC (Ireland)	4,403	289,321
Emerson Electric Co.†(a)	99,489	5,423,145
EnerSys†(a)(b)	36,708	2,539,827
Fluor Corp.†	19,485	999,970
Fortive Corp.†	7,339	373,555
General Dynamics Corp.†	5,871	910,944
Gibraltar Industries, Inc.†(b)*	47,341	1,758,718
Global Brass & Copper Holdings, Inc.(a)(b)	13,652	394,406
Gorman-Rupp Co. (The)(a)	4,378	112,121
Harsco Corp.(a)	20,698	205,531
Hillenbrand, Inc.†(a)	18,535	586,447
Huntington Ingalls Industries, Inc.†	16,692	2,560,887
Illinois Tool Works, Inc.†(a)	9,622	1,153,100
Insteel Industries, Inc.(b)	13,903	503,845
Jacobs Engineering Group, Inc.†(a)(b)*	60,342	3,120,888
Joy Global, Inc.†	258,370	7,167,184
KBR, Inc.†	140,937	2,132,377
Kennametal, Inc.†	17,444	506,225
L-3 Communications Holdings, Inc.†(a)	5,663	853,584
Lockheed Martin Corp.†	3,425	821,041
Lydall, Inc.†(a)(b)*	13,921	711,781
Masco Corp.†	15,817	542,681
Meritor, Inc.†*	51,295	570,913
Moog, Inc., Class A†*	11,771	700,845
MRC Global, Inc.†*	273,954	4,501,064
MSC Industrial Direct Co., Inc., Class A†(a)	4,817	353,616
Mueller Water Products, Inc., Class A†	3,089	38,767
National Presto Industries, Inc.†(a)	5,550	487,234
NCI Building Systems, Inc.†*	17,935	261,672
Northrop Grumman Corp.†(a)(b)	2,120	453,574
NOW, Inc.†(a)*	92,396	1,980,046
PACCAR, Inc.†(a)(b)	24,787	1,456,980
Parker-Hannifin Corp.†(b)	34,110	4,281,828
Pentair PLC (Ireland)(a)	12,720	817,133
Raven Industries, Inc.(a)	6,701	154,324

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Regal Beloit Corp.†(a)	11,429	$679,911
Rockwell Automation, Inc.†(a)(b)	15,351	1,878,041
Simpson Manufacturing Co., Inc.†	1,669	73,353
Snap-on, Inc.†	8,739	1,327,978
Spirit AeroSystems Holdings, Inc., Class A†*	112,428	5,007,543
SPX Corp.†(b)*	82,357	1,658,670
SPX FLOW, Inc.†*	15,111	467,232
Standex International Corp.†(a)	6,165	572,544
Stanley Black & Decker, Inc.†	979	120,397
Teledyne Technologies, Inc.†(a)*	1,430	154,340
Terex Corp.†	23,004	584,532
Thermon Group Holdings, Inc.†*	1,211	23,917
Timken Co. (The)†(a)	34,033	1,195,920
Trex Co., Inc.(a)*	989	58,074
Triumph Group, Inc.†(a)(b)	59,185	1,650,078
United Rentals, Inc.†*	38,586	3,028,615
United Technologies Corp.†	3,587	364,439
USG Corp.†(a)*	82,301	2,127,481
Veritiv Corp.(a)*	6,724	337,343
Wabash National Corp.†(a)(b)*	231,418	3,295,392
Wesco Aircraft Holdings, Inc.(a)*	10,007	134,394
WW Grainger, Inc.†(a)	4,240	953,322

		104,080,439

Commercial & Professional Services — 3.5%
ABM Industries, Inc.†(a)	16,299	647,070
CBIZ, Inc.*	798	8,930
Cintas Corp.†	3,458	389,371
Copart, Inc.(a)*	10,419	558,042
Dun & Bradstreet Corp. (The)†	5,783	790,073
FTI Consulting, Inc.†(a)*	24,949	1,111,727
Herman Miller, Inc.†	33,311	952,695
Huron Consulting Group, Inc.†*	25,449	1,520,832
Kelly Services, Inc., Class A†	12,885	247,650
Korn/Ferry International†	33,933	712,593
ManpowerGroup, Inc.†(b)	37,489	2,708,955
Matthews International Corp., Class A(a)(b)	5,343	324,641
Mistras Group, Inc.†(b)*	17,429	409,059
Pitney Bowes, Inc.†(b)	91,695	1,665,181
Quad/Graphics, Inc.†(b)	70,869	1,893,620
Republic Services, Inc.†	12,337	622,402
Resources Connection, Inc.(b)	1,111	16,598

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ritchie Bros Auctioneers, Inc. (Canada)†	26,543	$930,863
Robert Half International, Inc.†(a)(b)	55,716	2,109,408
SP Plus Corp.(a)*	1,080	27,616
Tetra Tech, Inc.†(b)	34,341	1,218,075
TrueBlue, Inc.†(a)*	63,406	1,436,780
UniFirst Corp.†(b)	25,440	3,354,518
US Ecology, Inc.†	11,250	504,450
Verisk Analytics, Inc.†(a)(b)*	35,608	2,894,218
Waste Management, Inc.†(a)	4,314	275,061
West Corp.†(a)	13,167	290,727

		27,621,155

Consumer Durables & Apparel — 5.1%
CalAtlantic Group, Inc.(a)	7,631	255,181
Cavco Industries, Inc.†(a)(b)*	16,818	1,665,823
Coach, Inc.†(a)	19,732	721,402
DR Horton, Inc.†(b)	132,398	3,998,420
Ethan Allen Interiors, Inc.(a)	1,716	53,659
Garmin Ltd. (Switzerland)†	72,466	3,486,339
Harman International Industries, Inc.†(a)	52,445	4,428,980
Helen Of Troy Ltd. (Bermuda)*	56	4,826
Installed Building Products, Inc.(a)*	6,461	231,756
La-Z-Boy, Inc.(a)(b)	69,391	1,704,243
Leggett & Platt, Inc.(a)	4,090	186,422
Michael Kors Holdings Ltd. (British Virgin Islands)†(a)*	93,995	4,398,026
NIKE, Inc., Class B†(a)	6,196	326,219
NVR, Inc. Class B†*	1,285	2,107,233
PVH Corp.†	28,913	3,194,886
Ralph Lauren Corp.†(a)	12,342	1,248,270
Skechers U.S.A., Inc., Class A(a)(b)*	133,662	3,060,860
Smith & Wesson Holding Corp.†(a)*	150,479	4,001,237
Sturm Ruger & Co., Inc.†(a)	15,039	868,653
TopBuild Corp.†*	45,696	1,517,107
Tupperware Brands Corp.†(a)	25,628	1,675,302
Vera Bradley, Inc.(a)(b)*	22,367	338,860
Whirlpool Corp.†	5,382	872,745

		40,346,449

Consumer Services — 5.8%
Bloomin’ Brands, Inc.†	19,756	340,593
Bojangles’, Inc.†*	26,289	419,572
Boyd Gaming Corp.†*	3,443	68,103
Brinker International, Inc.†(a)(b)	108,554	5,474,378

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Capella Education Co.†	14,128	$819,989
Carnival Corp. (Panama)	19,731	963,267
Cheesecake Factory, Inc. (The)†(a)(b)	56,786	2,842,707
Churchill Downs, Inc.(a)	2,008	293,871
Cracker Barrel Old Country Store, Inc.†(a)	8,235	1,088,832
Darden Restaurants, Inc.†	78,664	4,823,676
Denny’s Corp.(a)*	9,242	98,797
DeVry Education Group, Inc.†	66,010	1,522,191
DineEquity, Inc.†(a)	36,433	2,885,129
Eldorado Resorts, Inc.(a)*	4,332	60,908
Graham Holdings Co., Class B†(a)	2,602	1,252,525
Hyatt Hotels Corp., Class A(a)*	1,617	79,589
Jack in the Box, Inc.†(a)(b)	16,305	1,564,302
La Quinta Holdings, Inc.†*	173,566	1,940,468
Marriott International, Inc., Class A†(a)	71,710	4,828,234
McDonald’s Corp.†	15,841	1,827,418
Pinnacle Entertainment, Inc.†*	88,302	1,089,647
Regis Corp.(a)(b)*	12,830	161,016
Ruth’s Hospitality Group, Inc.(a)	1,467	20,714
Sonic Corp.†(a)	87,786	2,298,237
Speedway Motorsports, Inc.†(a)	1,522	27,183
Vail Resorts, Inc.†(a)(b)	23,874	3,745,353
Weight Watchers International, Inc.(a)*	64,056	661,058
Wyndham Worldwide Corp.†(b)	52,200	3,514,626
Yum! Brands, Inc.†	4,240	385,034

		45,097,417

Energy — 5.8%
Archrock, Inc.†	162,925	2,131,059
Atwood Oceanics, Inc.†(a)	118,363	1,028,574
Cenovus Energy, Inc. (Canada)†	153,322	2,203,237
CONSOL Energy, Inc.†(a)	70,335	1,350,432
Diamond Offshore Drilling, Inc.(a)	74,861	1,318,302
Dril-Quip, Inc.†(a)*	31,096	1,733,291
Enbridge, Inc. (Canada)	9,199	406,872
Ensco PLC, Class A (United Kingdom)†	254,670	2,164,695
Frank’s International NV (Netherlands)(a)	104,002	1,352,026
Marathon Petroleum Corp.†	32,774	1,330,297
McDermott International, Inc. (Panama)†*	257,463	1,289,890

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.†	50,196	$1,844,201
Noble Corp. PLC (United Kingdom)†(a)	184,969	1,172,703
Oceaneering International, Inc.†(a)(b)	64,331	1,769,746
ONEOK, Inc.†	69,560	3,574,688
Rowan Cos. PLC, Class A (United Kingdom)†(a)	237,046	3,593,617
Schlumberger Ltd. (Curacao)	—	13
Seadrill Ltd. (Bermuda)(a)*	173,411	410,984
Targa Resources Corp.†	133,901	6,575,878
Teekay Corp. (Marshall Island)(a)	53,169	409,933
TransCanada Corp. (Canada)†	32,376	1,539,803
Valero Energy Corp.†	75,995	4,027,735
Williams Cos., Inc. (The)†	58,259	1,790,299
World Fuel Services Corp.†(a)(b)	53,838	2,490,546

		45,508,821

Food & Staples Retailing — 2.8%
CVS Health Corp.†	22,341	1,988,126
Ingles Markets, Inc., Class A†	12,154	480,569
SpartanNash Co.†(a)(b)	31,288	904,849
SUPERVALU, Inc.†*	284,425	1,419,281
Sysco Corp.†(a)(b)	94,221	4,617,771
United Natural Foods, Inc.†*	10,833	433,753
Walgreens Boots Alliance, Inc.†	77,332	6,234,506
Wal-Mart Stores, Inc.†	66,985	4,830,958
Weis Markets, Inc.†(a)(b)	7,831	415,036
Whole Foods Market, Inc.†(a)	22,341	633,367

		21,958,216

Food, Beverage & Tobacco — 5.2%
Altria Group, Inc.†	23,646	1,495,137
Archer-Daniels-Midland Co.	489	20,621
B&G Foods, Inc.†(a)	68,288	3,358,404
Brown-Forman Corp., Class B†	48,544	2,302,927
Campbell Soup Co.†	45,131	2,468,666
Coca-Cola Co. (The)†	9,622	407,203
ConAgra Foods, Inc.†(a)	112,332	5,291,961
Constellation Brands, Inc., Class A†(a)	568	94,566
Cott Corp. (Canada)†	86,823	1,237,228
Dean Foods Co.†(a)	115,744	1,898,202
Dr Pepper Snapple Group, Inc.†	40,083	3,659,979
Flowers Foods, Inc.†(a)	147,847	2,235,447
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)(b)	17,171	1,028,543

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.†(a)	3,751	$142,275
JM Smucker Co. (The)†	8,734	1,183,806
Kellogg Co.†	6,850	530,670
Kraft Heinz Co. (The)†	8,154	729,865
National Beverage Corp.(a)*	9,605	423,100
PepsiCo, Inc.†	8,806	957,829
Pilgrim’s Pride Corp.†	103,117	2,177,831
Post Holdings, Inc.†(a)(b)*	30,856	2,381,158
Reynolds American, Inc.†(a)	22,178	1,045,693
Sanderson Farms, Inc.(a)	13,274	1,278,684
Tyson Foods, Inc., Class A†	24,049	1,795,739
Universal Corp.†(a)	31,944	1,859,780
Vector Group Ltd.(a)(b)	29,655	638,472

		40,643,786

Health Care Equipment & Services — 9.3%
Abaxis, Inc.†(a)(b)	14,004	722,886
Alere, Inc.(a)*	109	4,713
Align Technology, Inc.†*	2,308	216,375
Amedisys, Inc.†*	64	3,036
American Renal Associates Holdings, Inc.(a)*	8,659	158,200
AmerisourceBergen Corp.†(a)	14,677	1,185,608
AMN Healthcare Services, Inc.†(a)*	18,502	589,659
Analogic Corp.†(a)(b)	13,133	1,163,584
AngioDynamics, Inc.*	6,264	109,871
Anika Therapeutics, Inc.†*	20,271	969,967
Baxter International, Inc.†	61,371	2,921,260
Cardinal Health, Inc.†(a)	61,579	4,784,688
Chemed Corp.†	17,812	2,512,739
Community Health Systems, Inc.†*	45,288	522,624
Computer Programs & Systems, Inc.†(a)	10,245	266,985
Cooper Cos, Inc. (The)†	2,361	423,233
Cotiviti Holdings, Inc.†(a)(b)*	64,939	2,177,405
CR Bard, Inc.†	2,011	451,027
Danaher Corp.†	80,918	6,343,162
DaVita, Inc.†*	2,936	193,982
Express Scripts Holding Co.†*	71,764	5,061,515
Globus Medical, Inc., Class A†(a)*	120,190	2,712,688
Halyard Health, Inc.†(a)(b)*	85,295	2,956,325
HCA Holdings, Inc.†*	22,504	1,701,978
HealthSouth Corp.(a)	6,201	251,575
Hill-Rom Holdings, Inc.†(b)	23,258	1,441,531
HMS Holdings Corp.†*	97,454	2,160,555

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.†*	24,796	$962,829
ICU Medical, Inc.†(b)*	15,728	1,987,705
IMS Health Holdings, Inc.†*	97,751	3,063,516
Integer Holdings Corp.(a)*	13,574	294,420
Kindred Healthcare, Inc.†	74,705	763,485
Laboratory Corp. of America Holdings†(a)*	4,730	650,280
LHC Group, Inc.†*	6,201	228,693
Masimo Corp.†*	5,781	343,912
McKesson Corp.†(a)	12,930	2,156,078
Meridian Bioscience, Inc.†	53,399	1,030,067
National HealthCare Corp.†	1,201	79,254
Natus Medical, Inc.†*	33,609	1,320,498
Quality Systems, Inc.†	8,702	98,507
Quest Diagnostics, Inc.†(b)	39,862	3,373,521
ResMed, Inc.†(a)(b)	59,079	3,827,728
Select Medical Holdings Corp.(a)*	15,350	207,225
Steris PLC (United Kingdom)†	19,929	1,456,810
Teleflex, Inc.	88	14,788
Tenet Healthcare Corp.†*	10,941	247,923
Universal Health Services, Inc., Class B†	39,253	4,836,755
US Physical Therapy, Inc.(a)	392	24,578
Zimmer Biomet Holdings, Inc.†	27,103	3,523,932

		72,499,675

Household & Personal Products — 1.2%
Avon Products, Inc.†(a)(b)	430,036	2,434,004
Central Garden & Pet Co., Class A(a)*	11,263	279,322
Church & Dwight Co., Inc.(a)	2,634	126,221
Clorox Co. (The)†(a)	6,686	836,953
Edgewell Personal Care Co.†(a)*	15,284	1,215,384
Energizer Holdings, Inc.†	23,150	1,156,574
Estee Lauder Cos., Inc. (The), Class A†	1,468	130,006
Kimberly-Clark Corp.†(b)	10,763	1,357,645
Procter & Gamble Co. (The)(a)	4,077	365,911
Spectrum Brands Holdings, Inc.†(a)	11,394	1,568,840

		9,470,860

Materials — 7.6%
Air Products & Chemicals, Inc.†	10,196	1,532,867
Ashland Global Holdings, Inc.†	5,832	676,220
Avery Dennison Corp.†	13,622	1,059,655
Berry Plastics Group, Inc.†(a)*	13,521	592,896
Cabot Corp.†(a)(b)	52,144	2,732,867

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Celanese Corp., Class A†	18,653	$1,241,544
Chemours Co. (The)†	181,919	2,910,704
Chemtura Corp.†*	35,496	1,164,624
Crown Holdings, Inc.†(a)*	27,296	1,558,329
Deltic Timber Corp.†(b)	1,627	110,197
Eagle Materials, Inc.†(a)(b)	62,999	4,869,823
Eastman Chemical Co.(a)	486	32,892
FMC Corp.†	58,336	2,819,962
Greif, Inc., Class A†(a)(b)	50,134	2,486,145
Headwaters, Inc.†(b) *	113,252	1,916,224
Huntsman Corp.†(a)(b)	202,293	3,291,307
Innophos Holdings, Inc.†	30,038	1,172,383
KapStone Paper and Packaging Corp.†	36,610	692,661
Koppers Holdings, Inc.†(a)*	6,271	201,801
Louisiana-Pacific Corp.†(b)*	186,515	3,512,077
Minerals Technologies, Inc.†	38,254	2,704,175
Multi Packaging Solutions International Ltd. (Bermuda)(a)*	8,281	119,329
Olin Corp.†(a)	9,705	199,147
Owens-Illinois, Inc.†*	9,830	180,774
Packaging Corp. of America†	62,290	5,061,685
PPG Industries, Inc.†	9,426	974,271
Rayonier Advanced Materials, Inc.†(a)	51,227	684,905
RPM International, Inc.†(a)	47,120	2,531,286
Schweitzer-Mauduit International, Inc.†(b)	30,577	1,179,049
Scotts Miracle-Gro Co. (The), Class A†(b)	19,425	1,617,520
Trinseo SA (Luxembourg)†(b)	58,883	3,330,422
Tronox Ltd., Class A (Australia)†(a)	62,842	588,830
Verso Corp., Class A*	2,602	16,783
WestRock Co.†	95,767	4,642,784
WR Grace & Co.†	19,276	1,422,569

		59,828,707

Media — 4.9%
AMC Networks, Inc., Class A†(a)*	47,831	2,480,516
Carmike Cinemas, Inc.†*	4,369	142,823
CBS Corp., Class B, non-voting shares†	46,110	2,524,061
Comcast Corp., Class A†(b)	19,080	1,265,767
Discovery Communications, Inc., Class A†*	46,333	1,247,284
Interpublic Group of Cos., Inc. (The)	4,403	98,407

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Loral Space & Communications, Inc.(a)*	945	$36,959
Meredith Corp.(a)	1,001	52,042
MSG Networks, Inc., Class A†(a)*	84,747	1,577,142
New York Times Co. (The), Class A†	5,984	71,509
News Corp., Class A†(a)	40,932	572,229
Nexstar Broadcasting Group, Inc., Class A(a)	1,003	57,883
Omnicom Group, Inc.†(a)(b)	58,576	4,978,960
Regal Entertainment Group, Class A(a)	21,892	476,151
Scholastic Corp.†	10,603	417,334
Scripps Networks Interactive, Inc., Class A†(a)	45,663	2,899,144
Starz, Class A†*	40,487	1,262,790
TEGNA, Inc.†	81,586	1,783,470
Time Warner, Inc.†(b)	34,756	2,766,925
TiVo Corp.†*	28,598	557,088
tronc, Inc.(a)	2,875	48,530
Twenty-First Century Fox, Inc., Class A†	230,576	5,584,551
Viacom, Inc., Class B†	28,049	1,068,667
Walt Disney Co. (The)†(b)	68,663	6,376,046

		38,346,278

Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
AbbVie, Inc.†	79,171	4,993,315
Acorda Therapeutics, Inc.†(a)*	32,648	681,690
Agilent Technologies, Inc.†(b)	28,533	1,343,619
Akorn, Inc.†(a)(b)*	66,999	1,826,393
Alexion Pharmaceuticals, Inc.†*	16,082	1,970,688
AMAG Pharmaceuticals, Inc.†(a)*	111,360	2,729,434
Amgen, Inc.†	26,862	4,480,850
Biogen, Inc.†*	23,624	7,395,021
Bristol-Myers Squibb Co.†	14,593	786,855
Celgene Corp.†(b)*	36,724	3,838,760
Eagle Pharmaceuticals, Inc.(a)*	5,365	375,550
Emergent BioSolutions, Inc.†*	55,937	1,763,694
Enanta Pharmaceuticals, Inc.†*	16,585	441,327
FibroGen, Inc.(a)*	258	5,341
Five Prime Therapeutics, Inc.†*	4,038	211,955
Gilead Sciences, Inc.†	69,094	5,466,717
INC Research Holdings, Inc., Class A†(b)*	32,807	1,462,536
Incyte Corp., Ltd.†(b)*	30,685	2,893,289

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Innoviva, Inc.(a)	14,796	$162,608
Insys Therapeutics, Inc.(a)*	54,583	643,534
Ironwood Pharmaceuticals, Inc.(a)(b)*	44,067	699,784
Jazz Pharmaceuticals PLC (Ireland)†*	28,243	3,430,960
Johnson & Johnson†	24,386	2,880,718
Lannett Co., Inc.(a)*	48,001	1,275,387
Lexicon Pharmaceuticals, Inc.†*	20,479	370,056
Ligand Pharmaceuticals, Inc.†(a)*	13,948	1,423,533
Mallinckrodt PLC (Ireland)†*	43,841	3,059,225
Merck & Co, Inc.†	26,458	1,651,244
MiMedx Group, Inc.(a)*	25,744	220,884
Myriad Genetics, Inc.†(a)*	80,662	1,660,024
OPKO Health, Inc.(a)*	137,499	1,456,114
PAREXEL International Corp.*	3,903	271,063
PDL BioPharma, Inc.†	295,972	991,506
Pfizer, Inc.†	124,430	4,214,444
PRA Health Sciences, Inc.†(a)(b)*	43,370	2,450,839
Prestige Brands Holdings, Inc.†(a)*	13,250	639,578
Quintiles IMS Holdings, Inc.†*	46,857	3,798,228
Regeneron Pharmaceuticals, Inc.†(a)* .	6,549	2,632,829
Repligen Corp.†(a)(b)*	39,470	1,191,599
Seattle Genetics, Inc.(a)*	3,513	189,737
United Therapeutics Corp.†(a)*	40,558	4,789,089
Vertex Pharmaceuticals, Inc.†(a)(b)*	21,607	1,884,346
Waters Corp.†*	2,610	413,659
Xencor, Inc.†*	35,433	867,754

		85,935,776

Retailing — 7.8%
Aaron’s, Inc.†(a)	49,745	1,264,518
Asbury Automotive Group, Inc.†(b)*	24,165	1,345,266
Ascena Retail Group, Inc.*	38,925	217,591
AutoNation, Inc.†(a)*	7,502	365,422
AutoZone, Inc.†(a)*	3,430	2,635,406
Barnes & Noble, Inc.†	27,667	312,637
Bed Bath & Beyond, Inc.†(a)	23,921	1,031,234
Best Buy Co., Inc.†(a)	48,677	1,858,488
Big Lots, Inc.†	52,033	2,484,576
Buckle, Inc. (The)(a)	58,959	1,416,785
Caleres, Inc.†	11,238	284,209
CarMax, Inc.†*	3,035	161,917
Cato Corp. (The), Class A†	12,026	395,535
Chico’s FAS, Inc.(a)	81,339	967,934

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Children’s Place Retail Store, Inc. (The)†	6,063	$484,252
Dillard’s, Inc., Class A†(a)(b)	30,469	1,919,852
Dollar General Corp.†	19,895	1,392,451
Dollar Tree, Inc.(a)*	1,467	115,790
Duluth Holdings, Inc., Class B(a)*	2,722	72,160
Express, Inc.†*	8,074	95,192
Finish Line, Inc. (The), Class A	13,881	320,373
Foot Locker, Inc.†	9,622	651,602
FTD Cos., Inc.(a)*	3,810	78,372
Gap, Inc. (The)†(a)	156,662	3,484,163
Genuine Parts Co.†(a)	41,789	4,197,705
Group 1 Automotive, Inc.†(a)	29,685	1,896,278
Hibbett Sports, Inc.†(a)*	31,535	1,258,246
Home Depot, Inc. (The)†(b)	51,901	6,678,621
HSN, Inc.†(a)	19,394	771,881
Kohl’s Corp.†(a)	79,429	3,475,019
Liberty Interactive Corp. QVC Group, Class A†*	80,672	1,614,247
Lithia Motors, Inc., Class A(a)(b)	14,722	1,406,245
Lowe’s Cos., Inc.†	35,224	2,543,525
Macy’s, Inc.†	21,852	809,617
Nutrisystem, Inc.†(a)(b)	48,551	1,441,479
O’Reilly Automotive, Inc.†(a)*	490	137,254
Priceline Group, Inc. (The)†*	1,399	2,058,615
Ross Stores, Inc.†(a)	28,049	1,803,551
Signet Jewelers, Ltd. (Bermuda)†(a)	17,405	1,297,195
Sonic Automotive, Inc., Class A†	27,309	513,409
Target Corp.†(a)	50,447	3,464,700
Tiffany & Co.(a)	5,056	367,217
TJX Cos., Inc. (The)†	9,647	721,403
Tractor Supply Co.(a)(b)	11,045	743,881
Urban Outfitters, Inc.†*	17,564	606,309
Vitamin Shoppe, Inc.(a)*	2,032	54,559

		61,216,681

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Energy Industries, Inc.†*	1,931	91,375
Analog Devices, Inc.†(a)	38,493	2,480,874
Applied Materials, Inc.†(b)	93,043	2,805,246
Intel Corp.†	5,056	190,864
KLA-Tencor Corp.†	57,713	4,023,173
Lam Research Corp.†	12,720	1,204,711
Linear Technology Corp.†	27,655	1,639,665
Maxim Integrated Products, Inc.†(a)	51,565	2,058,990

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MaxLinear, Inc., Class A†*	231,671	$4,695,971
NVIDIA Corp.†(a)	65,352	4,477,919
Photronics, Inc.†*	79,309	817,676
QUALCOMM, Inc.†	91,105	6,240,692
Skyworks Solutions, Inc.†(a)	10,273	782,186
Synaptics, Inc.†(a)(b)*	42,863	2,510,915
Teradyne, Inc.†(b)	82,054	1,770,725
Tessera Technologies, Inc.†	18,868	725,286
Texas Instruments, Inc.†	23,415	1,643,265
Xilinx, Inc.†	85,546	4,648,570

		42,808,103

Software & Services — 14.9%
Accenture PLC, Class A (Ireland)†(b)	13,699	1,673,607
Akamai Technologies, Inc.†(a)*	63,023	3,339,589
Alarm.com Holdings, Inc.(a)*	2,375	68,542
Alphabet, Inc., Class A†*	1,711	1,375,747
ANSYS, Inc.†(a)*	14,114	1,307,098
Aspen Technology, Inc.†*	71,655	3,352,737
Automatic Data Processing, Inc.†(a)(b)	48,701	4,295,428
AVG Technologies NV (Netherlands)(a)*	30,358	759,254
Bankrate, Inc.†*	105,964	898,575
Broadridge Financial Solutions, Inc.†(b)	34,846	2,362,210
CA, Inc.†(a)	116,134	3,841,713
Cadence Design Systems, Inc.†*	4,606	117,591
Cardtronics PLC, Class A (United Kingdom)†(a)(b)*	17,751	791,695
CDK Global, Inc.(b)	36,505	2,093,927
CGI Group, Inc., Class A (Canada)†*	6,637	316,120
Cimpress NV (Netherlands)†*	22,655	2,292,233
Citrix Systems, Inc.†*	46,320	3,947,390
Computer Sciences Corp.†	45,328	2,366,575
Convergys Corp.†(a)(b)	35,012	1,065,065
CSG Systems International, Inc.†(a)	39,569	1,635,387
CSRA, Inc.†(b)	114,854	3,089,573
EarthLink Holdings Corp.†(b)	148,305	919,491
eBay, Inc.†*	261,742	8,611,312
Electronic Arts, Inc.†(a)(b)*	51,140	4,367,356
Fair Isaac Corp.†(a)(b)	12,489	1,556,005
Fidelity National Information Services, Inc.†	9,784	753,662
Fiserv, Inc.†*	6,360	632,629
Fortinet, Inc.(a)(b)*	8,873	327,680

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
GrubHub, Inc.†*	3,201	$137,611
GTT Communications, Inc.†*	17,020	400,481
IAC/InterActiveCorp.†	18,405	1,149,760
International Business Machines Corp.†	7,176	1,139,908
Intuit, Inc.†	26,246	2,887,322
j2 Global, Inc.†(a)(b)	63,970	4,261,042
Manhattan Associates, Inc.†(a)(b)*	18,430	1,061,937
Mastercard, Inc., Class A†	6,850	697,124
MAXIMUS, Inc.(a)	2,442	138,120
Mentor Graphics Corp.†(a)	98,723	2,610,236
MicroStrategy, Inc., Class A†(a)(b)*	16,583	2,776,658
Monotype Imaging Holdings, Inc.†	28,553	631,307
NIC, Inc.†(a)(b)	54,975	1,291,912
Open Text Corp. (Canada)†	6,954	451,036
Oracle Corp.†(a)	146,754	5,764,497
Paychex, Inc.	3,099	179,339
Progress Software Corp.†*	6,158	167,498
Rackspace Hosting, Inc.†(b)*	166,281	5,269,445
RetailMeNot, Inc.*	744	7,358
Shutterstock, Inc.(a)*	645	41,086
SS&C Technologies Holdings, Inc.(a)	4,789	153,966
Stamps.com, Inc.†(a)(b) *	46,821	4,425,053
Sykes Enterprises, Inc.†*	30,980	871,467
Symantec Corp.†(a)	145,666	3,656,217
Synchronoss Technologies, Inc.†*	15,003	617,824
Synopsys, Inc.(b)*	3,248	192,769
Teradata Corp.†(a)*	84,301	2,613,331
Travelport Worldwide Ltd. (Bermuda)†(b)	69,014	1,037,280
VASCO Data Security International, Inc.†*	58,528	1,030,678
VeriSign, Inc.†(a)*	48,585	3,801,290
Visa, Inc., Class A†(a)	816	67,483
VMware, Inc., Class A(a)*	42,126	3,089,942
WebMD Health Corp.†(a)*	40,231	1,999,481
Western Union Co. (The)†(a)	159,681	3,324,558
WEX, Inc.†(a)*	2,422	261,794

		116,365,001

Technology Hardware & Equipment — 6.7%
Anixter International, Inc.*	1,021	65,854
Apple, Inc.†	30,848	3,487,366
AVX Corp.†	41,268	569,086
Benchmark Electronics, Inc.†(a)(b)*	70,926	1,769,604

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	189,957	$6,025,436
CommScope Holding Co., Inc.†*	127,909	3,851,340
Dolby Laboratories, Inc., Class A(a)(b)	6,599	358,260
F5 Networks, Inc.†(a)(b)*	5,061	630,803
FARO Technologies, Inc.(a)(b)*	2,635	94,728
FLIR Systems, Inc.†(b)	9,785	307,445
Harris Corp.†(a)	60,675	5,558,437
Hewlett Packard Enterprise Co.†	126,064	2,867,956
HP, Inc.†	365,185	5,671,323
Ingram Micro, Inc., Class A†	9,018	321,582
InterDigital, Inc.†	26,219	2,076,545
Juniper Networks, Inc.†(b)	79,229	1,906,250
Lexmark International, Inc., Class A(a)(b)	10,241	409,230
Methode Electronics, Inc.†	5,129	179,361
MTS Systems Corp.†(a)	22,304	1,026,653
NetApp, Inc.†(a)	16,725	599,090
NETGEAR, Inc.†(a)(b)*	64,794	3,919,389
OSI Systems, Inc.(a)*	2,462	160,966
Plantronics, Inc.†(a)(b)	40,189	2,088,220
Rogers Corp.†(a)*	1,980	120,938
Sanmina Corp.†(a)*	42,316	1,204,737
ScanSource, Inc.*	3,899	142,314
Seagate Technology PLC (Ireland)(a)	15,166	584,649
TE Connectivity Ltd. (Switzerland)†(a)	25,114	1,616,839
Tech Data Corp.†*	13,563	1,148,922
TTM Technologies, Inc.†(a)*	81,867	937,377
Ubiquiti Networks, Inc.(a)*	36,356	1,945,046
Vishay Intertechnology, Inc.†(a)	84,605	1,192,084

		52,837,830

Telecommunication Services — 2.5%
AT&T, Inc.†	94,403	3,833,706
BCE, Inc. (Canada)†	12,096	558,593
CenturyLink, Inc.†	139,406	3,823,907
Inteliquent, Inc.†(a)	44,698	721,426
Level 3 Communications, Inc.†*	43,541	2,019,432
Shenandoah Telecommunications Co.†	2,682	72,977
Sprint Corp.(a)*	331,779	2,199,695
Verizon Communications, Inc.†(a)(b)	107,642	5,595,231
Vonage Holdings Corp.†(a)(b)*	158,942	1,050,607

		19,875,574

Transportation — 5.4%
Alaska Air Group, Inc.†(a)	13,945	918,418

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Allegiant Travel Co.†(a)	5,808	$767,063
CH Robinson Worldwide, Inc.†	10,363	730,177
CSX Corp.†(b)	49,085	1,497,092
Delta Air Lines, Inc.†(a)(b)	180,467	7,103,181
Expeditors International of Washington, Inc.†	80,129	4,128,246
Hawaiian Holdings, Inc.†*	1,009	49,037
Heartland Express, Inc.†(a)	56,103	1,059,225
Hub Group, Inc., Class A†(b)*	38,959	1,587,969
JB Hunt Transport Services, Inc.†(a)	7,991	648,390
JetBlue Airways Corp.(a)(b)*	59,179	1,020,246
Landstar System, Inc.†	25,906	1,763,680
Marten Transport Ltd.†(a)	8,075	169,575
Matson, Inc.†(a)	24,411	973,511
Norfolk Southern Corp.†(b)	19,876	1,929,165
Southwest Airlines Co.†(a)	44,682	1,737,683
Swift Transportation Co.†(a)*	269,377	5,783,524
Union Pacific Corp.†	36,030	3,514,006
United Continental Holdings, Inc.†(a)*	25,277	1,326,284
United Parcel Service, Inc., Class B†	39,020	4,267,227
XPO Logistics, Inc.(a)*	25,667	941,209

		41,914,908

TOTAL COMMON STOCKS (Cost $851,626,749)		944,892,467

TOTAL LONG POSITIONS - 120.7%		944,892,467

(Cost $851,626,749)

SHORT POSITIONS — (95.6)%
COMMON STOCKS — (95.6)%
Automobiles & Components — (1.6)%
Dorman Products, Inc.*	(6,983)	(446,214)
Federal-Mogul Holdings Corp.*	(28,514)	(274,020)
Fox Factory Holding Corp.*	(21,763)	(499,896)
Gentherm, Inc.*	(16,263)	(510,983)
Goodyear Tire & Rubber Co. (The)	(144,537)	(4,668,545)
Johnson Controls International PLC (Ireland)	(682)	(31,733)
Magna International, Inc. (Canada)	(89,878)	(3,860,260)
Metaldyne Performance Group, Inc.	(1,217)	(19,289)
Standard Motor Products, Inc.	(14,512)	(693,093)
Tenneco, Inc.*	(25,226)	(1,469,919)

		(12,473,952)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (11.1)%
AAON, Inc.	(12,044)	$(347,108)
AAR Corp.	(1,349)	(42,251)
Acuity Brands, Inc.	(268)	(70,913)
Aegion Corp.*	(1,444)	(27,537)
Aerovironment, Inc.*	(30,062)	(733,813)
Alamo Group, Inc.	(7,502)	(494,307)
Albany International Corp., Class A	(10,348)	(438,548)
Apogee Enterprises, Inc.	(6,772)	(302,641)
Armstrong Flooring, Inc.*	(1)	(9)
Astronics Corp.*	(955)	(43,023)
Babcock & Wilcox Enterprises, Inc.*	(19,606)	(323,499)
Beacon Roofing Supply, Inc.*	(64,662)	(2,720,330)
Builders FirstSource, Inc.*	(39,744)	(457,453)
CAE, Inc. (Canada)	(2,704)	(38,505)
Caterpillar, Inc.	(19,626)	(1,742,200)
Colfax Corp.*	(14,346)	(450,895)
Cubic Corp.	(21,436)	(1,003,419)
Douglas Dynamics, Inc.	(10,012)	(319,783)
Encore Wire Corp.	(1,065)	(39,160)
Energy Recovery, Inc.*	(42,305)	(676,034)
EnPro Industries, Inc.	(20,898)	(1,187,424)
ESCO Technologies, Inc.	(13,513)	(627,273)
Fastenal Co.	(16,793)	(701,612)
Federal Signal Corp.	(10,409)	(138,023)
Flowserve Corp.	(75,355)	(3,635,125)
Franklin Electric Co., Inc.	(20,615)	(839,237)
GATX Corp.	(67,177)	(2,992,735)
Generac Holdings, Inc.*	(18,238)	(662,039)
GMS, Inc.*	(1,599)	(35,546)
Graco, Inc.	(15,744)	(1,165,056)
Granite Construction, Inc.	(64,650)	(3,215,691)
Griffon Corp.	(21,877)	(372,128)
HEICO Corp.	(27,668)	(1,914,626)
Hexcel Corp.	(57,397)	(2,542,687)
Honeywell International, Inc.	(15,864)	(1,849,584)
Hubbell, Inc.	(1,391)	(149,866)
Hyster-Yale Materials Handling, Inc.	(6,899)	(414,837)
IDEX Corp.	(10,559)	(988,006)
ITT, Inc.	(6,769)	(242,601)
John Bean Technologies Corp.	(35,693)	(2,518,141)
Kaman Corp.	(24,376)	(1,070,594)
KLX, Inc.*	(29,512)	(1,038,822)
Lennox International, Inc.	(24,103)	(3,784,894)
Lindsay Corp.	(17,200)	(1,272,456)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Manitowoc Co., Inc. (The)	(244,438)	$(1,170,858)
Masonite International Corp. (Canada)*	(24,977)	(1,552,820)
MasTec, Inc.*	(20,437)	(607,796)
Mercury Systems, Inc.*	(41,893)	(1,029,311)
Middleby Corp. (The)*	(5,203)	(643,195)
Milacron Holdings Corp.*	(13,797)	(220,200)
Orbital ATK, Inc.	(15,178)	(1,157,019)
Oshkosh Corp.	(23,635)	(1,323,560)
Owens Corning	(22,309)	(1,191,078)
Patrick Industries, Inc.*	(5,531)	(342,480)
Ply Gem Holdings, Inc.*	(9,510)	(127,054)
Primoris Services Corp.	(56,496)	(1,163,818)
Proto Labs, Inc.*	(41,130)	(2,464,098)
Quanex Building Products Corp.	(31,288)	(540,031)
Quanta Services, Inc.*	(3,786)	(105,970)
Rexnord Corp.*	(46,319)	(991,690)
Rockwell Collins, Inc.	(21,335)	(1,799,394)
Roper Technologies, Inc.	(6,853)	(1,250,467)
Rush Enterprises, Inc., Class A*	(27,145)	(664,510)
Sensata Technologies Holding NV (Netherlands)*	(9,416)	(365,152)
SiteOne Landscape Supply, Inc.*	(18,928)	(680,083)
Sunrun, Inc.*	(200,696)	(1,264,385)
TASER International, Inc.*	(45,950)	(1,314,630)
Tennant Co.	(17,526)	(1,135,685)
Textron, Inc.	(39,581)	(1,573,345)
TransDigm Group, Inc.*	(2,666)	(770,794)
TriMas Corp.*	(15,820)	(294,410)
Trinity Industries, Inc.	(176,781)	(4,274,565)
Tutor Perini Corp.*	(40,109)	(861,140)
Univar, Inc.*	(8,522)	(186,206)
Valmont Industries, Inc.	(5,719)	(769,606)
WABCO Holdings, Inc.*	(7,099)	(805,949)
Watsco, Inc.	(16,874)	(2,377,547)
Watts Water Technologies, Inc., Class A	(22,033)	(1,428,620)
Woodward, Inc.	(65,003)	(4,061,387)
Xylem, Inc.	(50,661)	(2,657,169)

		(86,796,453)

Commercial & Professional Services — (3.7)%
Acco Brands Corp.*	(1,267)	(12,214)
Advisory Board Co. (The)*	(3,623)	(162,093)
Brink’s Co. (The)	(8,606)	(319,110)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Clean Harbors, Inc.*	(22,735)	$(1,090,825)
Covanta Holding Corp.	(231,769)	(3,566,925)
Essendant, Inc.	(4,509)	(92,525)
Exponent, Inc.	(15,177)	(774,938)
Healthcare Services Group, Inc.	(68,386)	(2,706,718)
HNI Corp.	(28,365)	(1,128,927)
IHS Markit Ltd. (Bermuda)*	(5,736)	(215,400)
KAR Auction Services, Inc.	(22,522)	(972,050)
MSA Safety, Inc.	(3,492)	(202,676)
Multi-Color Corp.	(26,907)	(1,775,862)
Navigant Consulting, Inc.*	(22,601)	(456,992)
Nielsen Holdings PLC (United Kingdom)	(51,035)	(2,733,945)
On Assignment, Inc.*	(346)	(12,556)
RR Donnelley & Sons Co.	(63,352)	(995,893)
Steelcase, Inc., Class A	(61,760)	(857,846)
Team, Inc.*	(16,804)	(549,659)
TransUnion*	(64,399)	(2,221,766)
TriNet Group, Inc.*	(40,658)	(879,433)
Viad Corp.	(14,628)	(539,334)
WageWorks, Inc.*	(52,752)	(3,213,124)
Waste Connections, Inc. (Canada)	(48,305)	(3,608,386)

		(29,089,197)

Consumer Durables & Apparel — (4.3)%
Callaway Golf Co.	(39,336)	(456,691)
Carter’s, Inc.	(9,925)	(860,597)
Crocs, Inc.*	(140,572)	(1,166,748)
Deckers Outdoor Corp.*	(33,622)	(2,002,190)
G-III Apparel Group Ltd.*	(29,105)	(848,411)
Gildan Activewear, Inc. (Canada)	(25,107)	(701,741)
Hanesbrands, Inc.	(59,007)	(1,489,927)
Hasbro, Inc.	(5,040)	(399,823)
iRobot Corp.*	(9,440)	(415,171)
KB Home	(99,035)	(1,596,444)
Mattel, Inc.	(177,784)	(5,383,300)
Mohawk Industries, Inc.*	(10,634)	(2,130,416)
Newell Brands, Inc.	(17,260)	(908,912)
Oxford Industries, Inc.	(15,757)	(1,066,749)
PulteGroup, Inc.	(146,013)	(2,926,101)
Tempur Sealy International, Inc.*	(39,139)	(2,220,747)
Toll Brothers, Inc.*	(42,999)	(1,283,950)
TRI Pointe Group, Inc.*	(47,340)	(623,941)
Under Armour, Inc., Class A*	(96,451)	(3,730,725)
VF Corp.	(45,786)	(2,566,305)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Vista Outdoor, Inc.*	(19,008)	$(757,659)
WCI Communities, Inc.*	(2,404)	(57,023)
Wolverine World Wide, Inc.	(19,376)	(446,229)

		(34,039,800)

Consumer Services — (5.4)%
Apollo Education Group, Inc.*	(14,741)	(117,191)
Belmond Ltd., Class A (Bermuda)*	(68,242)	(867,356)
BJ’s Restaurants, Inc.*	(18,222)	(647,792)
Chegg, Inc.*	(25,265)	(179,129)
Chipotle Mexican Grill, Inc.*	(13,568)	(5,746,048)
Chuy’s Holdings, Inc.*	(10,921)	(305,133)
Dave & Buster’s Entertainment, Inc.*	(6,118)	(239,703)
Domino’s Pizza, Inc.	(1,549)	(235,216)
Fiesta Restaurant Group, Inc.*	(95,298)	(2,287,152)
Grand Canyon Education, Inc.*	(23,688)	(956,758)
Habit Restaurants, Inc. (The), Class A*	(12,469)	(174,566)
Houghton Mifflin Harcourt Co.*	(109,171)	(1,463,983)
Interval Leisure Group, Inc.	(16,184)	(277,879)
Las Vegas Sands Corp.	(21,390)	(1,230,781)
LifeLock, Inc.*	(177,791)	(3,008,224)
MGM Resorts International*	(237,054)	(6,170,516)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(64,356)	(2,426,221)
Red Robin Gourmet Burgers, Inc.*	(50,597)	(2,273,829)
Royal Caribbean Cruises Ltd. (Liberia)	(66,536)	(4,986,873)
SeaWorld Entertainment, Inc.	(240,941)	(3,247,885)
Service Corp. International	(7,193)	(190,902)
Shake Shack, Inc., Class A*	(66,665)	(2,311,276)
Six Flags Entertainment Corp.	(4,947)	(265,209)
Starbucks Corp.	(1,625)	(87,978)
Wingstop, Inc.	(16,917)	(495,661)
Wynn Resorts Ltd.	(11,759)	(1,145,562)
Zoe’s Kitchen, Inc.*	(51,119)	(1,134,331)

		(42,473,154)

Energy — (6.3)%
Alon USA Energy, Inc.	(47,209)	(380,505)
Cameco Corp. (Canada)	(237,786)	(2,035,448)
Cheniere Energy, Inc.*	(60,180)	(2,623,848)
Chevron Corp.	(353)	(36,331)
Core Laboratories NV (Netherlands)	(1,364)	(153,218)
CVR Energy, Inc.	(164,975)	(2,271,706)
Fairmount Santrol Holdings, Inc.*	(185,830)	(1,575,838)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Forum Energy Technologies, Inc.*	(12,917)	$(256,532)
Gener8 Maritime, Inc. (Marshall Islands)*	(45,623)	(233,590)
Green Plains, Inc.	(40,583)	(1,063,275)
Helix Energy Solutions Group, Inc.*	(375,486)	(3,052,701)
Helmerich & Payne, Inc.	(84,467)	(5,684,629)
HollyFrontier Corp.	(1,995)	(48,878)
Imperial Oil Ltd. (Canada)	(4,909)	(153,750)
Newpark Resources, Inc.*	(3,851)	(28,343)
Patterson-UTI Energy, Inc.	(160,983)	(3,601,190)
Pembina Pipeline Corp. (Canada)	(37,115)	(1,130,523)
Precision Drilling Corp. (Canada)	(322,361)	(1,347,469)
RPC, Inc.*	(38,410)	(645,288)
SEACOR Holdings, Inc.*	(31,111)	(1,850,793)
SemGroup Corp., Class A	(49,541)	(1,751,770)
Spectra Energy Corp.	(43,793)	(1,872,151)
Suncor Energy, Inc. (Canada)	(219,585)	(6,100,071)
Transocean Ltd. (Switzerland)*	(236,589)	(2,522,039)
Unit Corp.*	(80,150)	(1,490,790)
US Silica Holdings, Inc.	(128,194)	(5,968,713)
Western Refining, Inc.	(52,680)	(1,393,913)

		(49,273,302)

Food & Staples Retailing — (1.8)%
Casey’s General Stores, Inc.	(31,366)	(3,768,625)
Costco Wholesale Corp.	(13,605)	(2,074,899)
Kroger Co. (The)	(77,643)	(2,304,444)
Performance Food Group Co.*	(21,162)	(524,818)
PriceSmart, Inc.	(958)	(80,242)
Rite Aid Corp.*	(402,604)	(3,096,025)
Smart & Final Stores, Inc.*	(62,405)	(796,912)
US Foods Holding Corp.*	(56,450)	(1,332,784)

		(13,978,749)

Food, Beverage & Tobacco — (4.0)%
Amplify Snack Brands, Inc.*	(191)	(3,094)
Boston Beer Co., Inc. (The), Class A*	(2,204)	(342,193)
Bunge Ltd. (Bermuda)	(63,798)	(3,778,756)
Calavo Growers, Inc.	(3,723)	(243,596)
Coca-Cola Bottling Co. Consolidated	(19,139)	(2,835,634)
Darling Ingredients, Inc.*	(175,351)	(2,368,992)
Farmer Brothers Co.*	(356)	(12,656)
General Mills, Inc.	(11,004)	(702,936)
Hershey Co. (The)	(8,080)	(772,448)
J&J Snack Foods Corp.	(9,058)	(1,078,989)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	(40,775)	$(4,074,238)
Mead Johnson Nutrition Co.	(61)	(4,820)
MGP Ingredients, Inc.	(20,182)	(817,775)
Mondelez International, Inc., Class A	(1,239)	(54,392)
Philip Morris International, Inc.	(36,697)	(3,567,682)
Pinnacle Foods, Inc.	(18,479)	(927,091)
Snyders-Lance, Inc.	(78,090)	(2,622,262)
Tootsie Roll Industries, Inc.	(11,389)	(419,457)
TreeHouse Foods, Inc.*	(37,353)	(3,256,808)
WhiteWave Foods Co. (The)*	(66,403)	(3,614,315)

		(31,498,134)

Health Care Equipment & Services — (7.3)%
ABIOMED, Inc.*	(171)	(21,987)
Acadia Healthcare Co., Inc.*	(31,931)	(1,582,181)
Aceto Corp.	(30,665)	(582,328)
Air Methods Corp.*	(83,784)	(2,638,358)
Allscripts Healthcare Solutions, Inc.*	(11,183)	(147,280)
Amsurg Corp.*	(14,368)	(963,374)
athenahealth, Inc.*	(26,466)	(3,337,892)
AtriCure, Inc.*	(4,694)	(74,259)
Capital Senior Living Corp.*	(37,590)	(631,512)
Cardiovascular Systems, Inc.*	(63,114)	(1,498,326)
Cerus Corp.*	(280,457)	(1,741,638)
Civitas Solutions, Inc.*	(1,277)	(23,318)
CONMED Corp.	(5,912)	(236,835)
DexCom, Inc.*	(29,423)	(2,579,220)
Diplomat Pharmacy, Inc.*	(25,292)	(708,429)
Endologix, Inc.*	(163,705)	(2,095,424)
Ensign Group, Inc. (The)	(68,898)	(1,386,917)
Envision Healthcare Holdings, Inc.*	(51,256)	(1,141,471)
Evolent Health, Inc., Class A*	(56,633)	(1,394,304)
Glaukos Corp.*	(16,745)	(631,956)
Haemonetics Corp.*	(363)	(13,144)
HealthStream, Inc.*	(1,444)	(39,854)
Healthways, Inc.*	(5,528)	(146,271)
Henry Schein, Inc.*	(14,251)	(2,322,628)
Inogen, Inc.*	(78)	(4,672)
Insulet Corp.*	(46,076)	(1,886,351)
K2M Group Holdings, Inc.*	(77,591)	(1,379,568)
LifePoint Hospitals, Inc.*	(40,571)	(2,403,020)
Medidata Solutions, Inc.*	(63,390)	(3,534,626)
Merit Medical Systems, Inc.*	(25,593)	(621,654)
Nevro Corp.*	(37,524)	(3,917,130)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Novadaq Technologies, Inc. (Canada)*	(53,659)	$(620,835)
Novocure Ltd. (Jersey)*	(30,214)	(258,028)
NxStage Medical, Inc.*	(54,953)	(1,373,275)
Omnicell, Inc.*	(18,673)	(715,176)
Owens & Minor, Inc.	(5,079)	(176,394)
Patterson Cos., Inc.	(2,394)	(109,980)
Penumbra, Inc.*	(19,643)	(1,492,672)
PharMerica Corp.*	(37,151)	(1,042,829)
Providence Service Corp. (The)*	(2,837)	(137,963)
Quidel Corp.*	(24,187)	(534,291)
Spectranetics Corp. (The)*	(112,694)	(2,827,492)
Surgery Partners, Inc.*	(3,516)	(71,164)
Surgical Care Affiliates, Inc.*	(55,244)	(2,693,697)
Team Health Holdings, Inc.*	(8,531)	(277,769)
Wright Medical Group NV (Netherlands)*	(95,194)	(2,335,109)
Zeltiq Aesthetics, Inc.*	(68,434)	(2,683,981)

		(57,036,582)

Household & Personal Products — (0.7)%
Colgate-Palmolive Co.	(55,427)	(4,109,358)
Inter Parfums, Inc.	(649)	(20,943)
Revlon, Inc., Class A*	(9,910)	(364,490)
WD-40 Co.	(10,527)	(1,183,551)

		(5,678,342)

Materials — (8.4)%
Albemarle Corp.	(600)	(51,294)
Balchem Corp.	(24,352)	(1,888,011)
Ball Corp.	(56,510)	(4,630,994)
Bemis Co., Inc.	(57,425)	(2,929,249)
Boise Cascade Co.*	(19,089)	(484,861)
Calgon Carbon Corp.	(9,515)	(144,343)
CF Industries Holdings, Inc.	(201,842)	(4,914,853)
Domtar Corp.	(67,661)	(2,512,253)
Dow Chemical Co. (The)	(105,879)	(5,487,709)
Ecolab, Inc.	(26,146)	(3,182,491)
EI du Pont de Nemours & Co.	(19,833)	(1,328,216)
Flotek Industries, Inc.*	(187,586)	(2,727,500)
Graphic Packaging Holding Co.	(285,851)	(3,999,055)
International Flavors & Fragrances, Inc.	(17,977)	(2,570,172)
International Paper Co.	(31,639)	(1,518,039)
Kraton Corp.*	(18,494)	(648,030)
Kronos Worldwide, Inc.	(74,946)	(621,302)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Methanex Corp. (Canada)	(120,777)	$(4,309,323)
Monsanto Co.	(29,637)	(3,028,901)
PH Glatfelter Co.	(20,946)	(454,109)
Platform Specialty Products Corp.*	(212,044)	(1,719,677)
Potash Corp. of Saskatchewan, Inc. (Canada)	(130,358)	(2,127,443)
Praxair, Inc.	(22,387)	(2,705,021)
Sealed Air Corp.	(50,225)	(2,301,310)
Sensient Technologies Corp.	(16,797)	(1,273,213)
Sherwin-Williams Co. (The)	(6,749)	(1,867,178)
Silgan Holdings, Inc.	(25,218)	(1,275,779)
Summit Materials, Inc., Class A*	(83,057)	(1,540,707)
Tredegar Corp.	(428)	(7,957)
US Concrete, Inc.*	(6,927)	(319,092)
Valspar Corp. (The)	(30,365)	(3,220,816)

		(65,788,898)

Media — (2.9)%
AMC Entertainment Holdings, Inc., Class A	(34,853)	(1,083,580)
Cable One, Inc.	(3,886)	(2,269,424)
Charter Communications, Inc., Class A*	(19,099)	(5,156,238)
Entravision Communications Corp., Class A	(4,309)	(32,878)
EW Scripps Co. (The), Class A*	(114,169)	(1,815,287)
Gannett Co., Inc.	(151,969)	(1,768,919)
Global Eagle Entertainment, Inc.*	(78,959)	(656,149)
Gray Television, Inc.*	(111,810)	(1,158,352)
John Wiley & Sons, Inc., Class A	(34,046)	(1,757,114)
Live Nation Entertainment, Inc.*	(108,810)	(2,990,099)
MDC Partners, Inc., Class A (Canada)	(17,795)	(190,762)
National CineMedia, Inc.	(57,008)	(839,158)
Shaw Communications, Inc., Class B (Canada)	(25,257)	(516,758)
Sinclair Broadcast Group, Inc., Class A	(28,740)	(830,011)
Time, Inc.	(73,203)	(1,059,979)
World Wrestling Entertainment, Inc., Class A	(19,576)	(416,969)

		(22,541,677)

Pharmaceuticals, Biotechnology & Life Sciences — (7.9)%
Accelerate Diagnostics, Inc.*	(69,407)	(1,892,035)
Achillion Pharmaceuticals, Inc.*	(44,051)	(356,813)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Aerie Pharmaceuticals, Inc.*	(12,467)	$(470,505)
Agenus, Inc.*	(16,450)	(118,111)
Agios Pharmaceuticals, Inc.*	(31,958)	(1,688,022)
Aimmune Therapeutics, Inc.*	(10,401)	(156,015)
Albany Molecular Research, Inc.*	(39,919)	(659,063)
Alder Biopharmaceuticals, Inc.*	(9,080)	(297,552)
Amicus Therapeutics, Inc.*	(41,292)	(305,561)
ANI Pharmaceuticals, Inc.*	(49)	(3,251)
Atara Biotherapeutics, Inc.*	(8,132)	(173,943)
Avexis, Inc.*	(308)	(12,693)
Axovant Sciences Ltd. (Bermuda)*	(7,248)	(101,472)
Bio-Rad Laboratories, Inc., Class A*	(13,090)	(2,144,273)
Bluebird Bio, Inc.*	(37,962)	(2,573,064)
Blueprint Medicines Corp.*	(194)	(5,762)
Bruker Corp.	(97,781)	(2,214,740)
Cambrex Corp.*	(72,388)	(3,218,370)
Cempra, Inc.*	(111,360)	(2,694,912)
Charles River Laboratories International, Inc.*	(27,624)	(2,302,184)
Clovis Oncology, Inc.*	(6,574)	(236,993)
Coherus Biosciences, Inc.*	(46,455)	(1,244,065)
CytomX Therapeutics, Inc.*	(144)	(2,258)
Dermira, Inc.*	(61,511)	(2,080,302)
Dynavax Technologies Corp.*	(111,277)	(1,167,296)
Epizyme, Inc.*	(21,505)	(211,609)
Foundation Medicine, Inc.*	(16,371)	(382,263)
Global Blood Therapeutics, Inc.*	(997)	(22,981)
Heron Therapeutics, Inc.*	(93,669)	(1,613,917)
Horizon Pharma PLC (Ireland)*	(9,448)	(171,292)
Illumina, Inc.*	(14,383)	(2,612,816)
Impax Laboratories, Inc.*	(11,566)	(274,114)
Insmed, Inc.*	(89,647)	(1,301,674)
Intersect ENT, Inc.*	(5,702)	(90,320)
Intra-Cellular Therapies, Inc.*	(74,966)	(1,142,482)
Juno Therapeutics, Inc.*	(12,100)	(363,121)
Kite Pharma, Inc.*	(3,989)	(222,826)
Loxo Oncology, Inc.*	(112)	(2,932)
Luminex Corp.*	(14,099)	(320,329)
MacroGenics, Inc.*	(50,908)	(1,522,658)
Medicines Co. (The)*	(162,393)	(6,128,712)
Merrimack Pharmaceuticals, Inc.*	(85,714)	(544,284)
Momenta Pharmaceuticals, Inc.*	(101,409)	(1,185,471)
Natera, Inc.*	(526)	(5,844)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	(107,539)	$(1,847,520)
NeoGenomics, Inc.*	(82,619)	(679,128)
Novavax, Inc.*	(17,332)	(36,051)
Pacific Biosciences of California, Inc.*	(318,794)	(2,856,394)
Pacira Pharmaceuticals, Inc.*	(13,509)	(462,278)
Phibro Animal Health Corp., Class A	(13,359)	(363,098)
Portola Pharmaceuticals, Inc.*	(77,864)	(1,768,291)
Puma Biotechnology, Inc.*	(6,225)	(417,386)
QIAGEN NV (Netherlands)*	(179,544)	(4,926,687)
Revance Therapeutics, Inc.*	(17,148)	(277,969)
Sage Therapeutics, Inc.*	(2,190)	(100,850)
Synergy Pharmaceuticals, Inc.*	(77,161)	(425,157)
TherapeuticsMD, Inc.*	(244,131)	(1,662,532)
Theravance Biopharma, Inc. (Cayman Islands)*	(58,497)	(2,119,931)
Ultragenyx Pharmaceutical, Inc.*	(176)	(12,485)

		(62,194,657)

Retailing — (5.6)%
1-800-Flowers.com, Inc., Class A*	(617)	(5,658)
Abercrombie & Fitch Co., Class A	(149,890)	(2,381,752)
Advance Auto Parts, Inc.	(8,357)	(1,246,196)
American Eagle Outfitters, Inc.	(43,337)	(773,999)
At Home Group, Inc.*	(1,864)	(28,240)
Burlington Stores, Inc.*	(22,286)	(1,805,612)
Core-Mark Holding Co., Inc.	(15,291)	(547,418)
CST Brands, Inc.	(109,007)	(5,242,147)
Dick’s Sporting Goods, Inc.	(3,391)	(192,338)
DSW, Inc., Class A	(119,371)	(2,444,718)
Fred’s, Inc., Class A	(3,810)	(34,519)
GameStop Corp., Class A	(120,620)	(3,327,906)
Genesco, Inc.*	(4,811)	(262,007)
Groupon, Inc.*	(566,872)	(2,919,391)
Guess?, Inc.	(176,027)	(2,571,754)
JC Penney Co., Inc.*	(247,375)	(2,280,798)
L Brands, Inc.	(10,581)	(748,817)
Monro Muffler Brake, Inc.	(15,667)	(958,350)
Murphy USA, Inc.*	(25,765)	(1,838,590)
Nordstrom, Inc.	(29,224)	(1,516,141)
Office Depot, Inc.	(370,178)	(1,321,535)
Ollie’s Bargain Outlet Holdings, Inc.*	(5,364)	(140,590)
Penske Automotive Group, Inc.	(56,413)	(2,717,978)
Restoration Hardware Holdings, Inc.*	(77,919)	(2,694,439)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Select Comfort Corp.*	(31,800)	$(686,880)
Shutterfly, Inc.*	(9,940)	(443,722)
Sportsman’s Warehouse Holdings, Inc.*	(2,785)	(29,298)
Staples, Inc.	(2,554)	(21,837)
Tailored Brands, Inc.	(108,695)	(1,706,512)
Tile Shop Holdings, Inc.*	(17,751)	(293,779)
Wayfair, Inc., Class A*	(64,942)	(2,556,767)

		(43,739,688)

Semiconductors & Semiconductor Equipment — (3.6)%
Amkor Technology, Inc.*	(52,413)	(509,454)
Applied Micro Circuits Corp.*	(1,017)	(7,068)
Broadcom Ltd. (Singapore)	(1)	(173)
Brooks Automation, Inc.	(56,005)	(762,228)
Cavium, Inc.*	(31,035)	(1,806,237)
Cirrus Logic, Inc.*	(29,178)	(1,550,811)
Cree, Inc.*	(74,377)	(1,912,976)
Cypress Semiconductor Corp.	(364,963)	(4,437,950)
Diodes, Inc.*	(25,324)	(540,414)
First Solar, Inc.*	(102,963)	(4,066,009)
FormFactor, Inc.*	(28,256)	(306,578)
Impinj, Inc.*	(70)	(2,619)
Lattice Semiconductor Corp.*	(181,445)	(1,177,578)
MACOM Technology Solutions Holdings, Inc.*	(27,412)	(1,160,624)
Microchip Technology, Inc.	(24,024)	(1,492,851)
Micron Technology, Inc.*	(317,123)	(5,638,447)
MKS Instruments, Inc.	(14,004)	(696,419)
Qorvo, Inc.*	(4,630)	(258,076)
Ultratech, Inc.*	(16,546)	(381,882)
Veeco Instruments, Inc.*	(55,249)	(1,084,538)

		(27,792,932)

Software & Services — (10.9)%
2U, Inc.*	(34,984)	(1,339,537)
A10 Networks, Inc.*	(9,447)	(100,988)
ACI Worldwide, Inc.*	(53,271)	(1,032,392)
Acxiom Corp.*	(93,660)	(2,496,039)
Alliance Data Systems Corp.*	(478)	(102,545)
Autodesk, Inc.*	(68,834)	(4,978,763)
Benefitfocus, Inc.*	(13,103)	(523,072)
Black Knight Financial Services, Inc., Class A*	(26,106)	(1,067,735)
Blackhawk Network Holdings, Inc.*	(74,470)	(2,246,760)
Bottomline Technologies de, Inc.*	(35,756)	(833,472)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Box, Inc., Class A*	(128,284)	$(2,021,756)
CACI International, Inc., Class A*	(17,968)	(1,812,971)
Callidus Software, Inc.*	(74,397)	(1,365,185)
comScore, Inc.*	—	(6)
CoreLogic, Inc.*	(33,778)	(1,324,773)
Cornerstone OnDemand, Inc.*	(6,430)	(295,458)
DST Systems, Inc.	(8,340)	(983,453)
FireEye, Inc.*	(205,157)	(3,021,963)
First Data Corp., Class A*	(57,347)	(754,687)
FleetCor Technologies, Inc.*	(370)	(64,280)
Forrester Research, Inc.	(5,590)	(217,451)
Gartner, Inc.*	(17,025)	(1,505,861)
Global Payments, Inc.	(49,142)	(3,772,161)
Gogo, Inc.*	(188,501)	(2,081,051)
Hortonworks, Inc.*	(45,819)	(382,589)
HubSpot, Inc.*	(42,209)	(2,432,083)
Imperva, Inc.*	(72,325)	(3,884,576)
inContact, Inc.*	(44,020)	(615,400)
Infoblox, Inc.*	(18,619)	(490,983)
Instructure, Inc.*	(11,594)	(294,140)
Interactive Intelligence Group, Inc.*	(17,289)	(1,039,760)
MINDBODY, Inc., Class A*	(17,683)	(347,648)
New Relic, Inc.*	(56,288)	(2,156,956)
Pandora Media, Inc.*	(294,915)	(4,226,132)
PayPal Holdings, Inc.*	(8,414)	(344,722)
Perficient, Inc.*	(3,645)	(73,447)
Proofpoint, Inc.*	(9,386)	(702,542)
PROS Holdings, Inc.*	(36,665)	(828,996)
PTC, Inc.*	(1,681)	(74,485)
Q2 Holdings, Inc.*	(26,500)	(759,490)
Quotient Technology, Inc.*	(17,038)	(226,776)
Rapid7, Inc.*	(17,200)	(303,580)
RealPage, Inc.*	(20,489)	(526,567)
RingCentral, Inc., Class A*	(59,550)	(1,408,953)
Science Applications International Corp.	(409)	(28,372)
SecureWorks Corp., Class A*	(11,047)	(138,198)
Splunk, Inc.*	(49,254)	(2,890,225)
Square, Inc., Class A*	(316,152)	(3,686,332)
Tableau Software, Inc., Class A*	(15,398)	(851,047)
TeleTech Holdings, Inc.	(15,095)	(437,604)
Total System Services, Inc.	(12,359)	(582,727)
TrueCar, Inc.*	(107,881)	(1,018,397)
Vantiv, Inc., Class A*	(34,393)	(1,935,294)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Varonis Systems, Inc.*	(6,519)	$(196,222)
Verint Systems, Inc.*	(23,669)	(890,664)
Virtusa Corp.*	(30,554)	(754,073)
Workday, Inc., Class A*	(21,792)	(1,998,108)
Workiva, Inc.*	(11,026)	(199,901)
Xerox Corp.	(509,245)	(5,158,652)
Zendesk, Inc.*	(104,074)	(3,196,113)
Zynga, Inc., Class A*	(2,042,004)	(5,942,232)

		(84,966,345)

Technology Hardware & Equipment — (4.6)%
Arrow Electronics, Inc.*	(8,927)	(571,060)
Avnet, Inc.	(41,448)	(1,701,855)
Celestica, Inc. (Canada)*	(67,507)	(731,101)
Ciena Corp.*	(32,454)	(707,497)
Cognex Corp.	(17,598)	(930,230)
Coherent, Inc.*	(2,668)	(294,921)
Corning, Inc.	(37,274)	(881,530)
Cray, Inc.*	(26,051)	(613,241)
CTS Corp.	(1,321)	(24,571)
Diebold, Inc.	(18,272)	(452,963)
EchoStar Corp., Class A*	(35,489)	(1,555,483)
ePlus, Inc.*	(7,833)	(739,514)
Finisar Corp.*	(19,965)	(594,957)
Infinera Corp.*	(89,899)	(811,788)
InvenSense, Inc.*	(178,121)	(1,321,658)
IPG Photonics Corp.*	(1,413)	(116,361)
Ixia*	(27,188)	(339,850)
Jabil Circuit, Inc.	(240,159)	(5,240,269)
Littelfuse, Inc.	(10,499)	(1,352,376)
National Instruments Corp.	(25,188)	(715,339)
NetScout Systems, Inc.*	(30,782)	(900,374)
Nimble Storage, Inc.*	(78,518)	(693,314)
Oclaro, Inc.*	(37,797)	(323,164)
Palo Alto Networks, Inc.*	(12,474)	(1,987,482)
PC Connection, Inc.	(191)	(5,046)
Pure Storage, Inc., Class A*	(70,307)	(952,660)
Rofin-Sinar Technologies, Inc.*	(24,028)	(773,221)
Sierra Wireless, Inc. (Canada)*	(319)	(4,597)
Stratasys Ltd. (Israel)*	(46,553)	(1,121,462)
SYNNEX Corp.	(1,172)	(133,737)
Trimble, Inc.*	(66,318)	(1,894,042)
VeriFone Systems, Inc.*	(241,745)	(3,805,066)
ViaSat, Inc.*	(54,940)	(4,101,271)

		(36,392,000)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.8)%
ATN International, Inc.	(20,421)	$(1,328,182)
Cincinnati Bell, Inc.*	(187,137)	(763,519)
Frontier Communications Corp.	(933,774)	(3,884,500)
General Communication, Inc., Class A*	(10,884)	(149,655)
Globalstar, Inc.*	(219,108)	(265,121)
Iridium Communications, Inc.*	(160,949)	(1,305,296)
ORBCOMM, Inc.*	(107,851)	(1,105,473)
Rogers Communications, Inc., Class B (Canada)	(2,499)	(106,008)
SBA Communications Corp., Class A*.	(9,093)	(1,019,871)
T-Mobile US, Inc.*	(4,888)	(228,367)
United States Cellular Corp.*	(4,607)	(167,418)
Windstream Holdings, Inc.	(75,142)	(755,177)
Zayo Group Holdings, Inc.*	(102,052)	(3,031,965)

		(14,110,552)

Transportation — (3.7)%
Air Transport Services Group, Inc.*	(39,792)	(571,015)
American Airlines Group, Inc.	(42,542)	(1,557,463)
ArcBest Corp.	(17,542)	(333,649)
Atlas Air Worldwide Holdings, Inc.*	(63,941)	(2,737,954)
Canadian National Railway Co. (Canada)	(13,449)	(879,565)
Canadian Pacific Railway Ltd. (Canada)	(19,096)	(2,915,959)
Echo Global Logistics, Inc.*	(8,451)	(194,880)
Genesee & Wyoming, Inc., Class A*	(32,794)	(2,261,146)
Kansas City Southern	(1,797)	(167,696)
Kirby Corp.*	(47,600)	(2,958,816)
Ryder System, Inc.	(6,729)	(443,778)
Saia, Inc.*	(41,362)	(1,239,206)
SkyWest, Inc.	(56,669)	(1,496,628)
Spirit Airlines, Inc.*	(105,780)	(4,498,823)
Virgin America, Inc.*	(66,047)	(3,534,175)
Werner Enterprises, Inc.	(125,879)	(2,929,204)

		(28,719,957)

TOTAL COMMON STOCK (Proceeds $733,730,748)		(748,584,371)

TOTAL SECURITES SOLD SHORT - (95.6)%		(748,584,371)

(Proceeds $733,730,748)
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		586,715,805

NET ASSETS - 100.0%		$783,023,901

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2016

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 181.6%
COMMON STOCKS — 180.8%
Automobiles & Components — 3.4%
BorgWarner, Inc.(a)	3,301	$116,129
Delphi Automotive PLC (Jersey)(a)	4,202	299,687
Ford Motor Co.(b)	8,662	104,550
General Motors Co.†(b)	24,651	783,162
Harley-Davidson, Inc.(a)	2,755	144,885
Johnson Controls International PLC (Ireland)	1,436	66,817

		1,515,230

Banks — 5.2%
Bank of America Corp.†	22,155	346,726
BB&T Corp.(a)(b)	1,777	67,028
Citigroup, Inc.†	6,339	299,391
Citizens Financial Group, Inc.(b)	1,154	28,515
Comerica, Inc.(b)	431	20,395
Fifth Third Bancorp(a)	1,672	34,209
Huntington Bancshares, Inc.(b)	1,743	17,186
JPMorgan Chase & Co.†(b)	7,881	524,796
KeyCorp.†(b)	1,838	22,368
M&T Bank Corp.	344	39,938
People’s United Financial, Inc.(a)(b)	659	10,425
PNC Financial Services Group, Inc. (The)†	195	17,568
Regions Financial Corp.†	5,930	58,529
SunTrust Banks, Inc.†(b)	1,094	47,917
US Bancorp†(b)	3,750	160,838
Wells Fargo & Co.†(b)	10,981	486,239
Zions Bancorporation†(b)	3,159	97,992

		2,280,060

Capital Goods — 11.6%
3M Co.†	622	109,615
Allegion PLC (Ireland)	2	138
AMETEK, Inc.†(b)	3,580	171,052
Boeing Co. (The)(a)(b)	4,811	633,801
Cummins, Inc.(a)(b)	2,589	331,780
Deere & Co.(a)	685	58,465
Dover Corp.(b)	971	71,504
Eaton Corp. PLC (Ireland)†	756	49,677
Emerson Electric Co.†(a)(b)	9,913	540,358
Flowserve Corp.(a)	409	19,730
Fluor Corp.	466	23,915
General Dynamics Corp.(a)	666	103,337
Honeywell International, Inc.†	907	105,747

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.†	2,121	$254,181
Ingersoll-Rand PLC (Ireland)†(b)	1,091	74,123
Jacobs Engineering Group, Inc.(a) *	1,876	97,027
L-3 Communications Holdings, Inc.†(b)	1,189	179,218
Lockheed Martin Corp.	1,873	448,996
Masco Corp.†	707	24,257
Northrop Grumman Corp.†	388	83,013
PACCAR, Inc.(b)	5,400	317,412
Parker-Hannifin Corp.(b)	2,065	259,219
Pentair PLC (Ireland)(a)	448	28,780
Quanta Services, Inc.†(b) *	679	19,005
Rockwell Automation, Inc.(a)(b)	1,994	243,946
Snap-on, Inc.(a)(b)	894	135,852
Stanley Black & Decker, Inc.†	1,066	131,097
United Rentals, Inc.(a)(b) *	1,337	104,941
United Technologies Corp.†	3,337	339,039
WW Grainger, Inc.(a)	575	129,283
Xylem, Inc.†(a)	281	14,738

		5,103,246

Commercial & Professional Services — 1.1%
Cintas Corp.(b)	1,177	132,530
Dun & Bradstreet Corp. (The)(b)	299	40,849
Pitney Bowes, Inc.†(b)	2,860	51,938
Republic Services, Inc.(b)	201	10,140
Robert Half International, Inc.†(b)	1,723	65,233
Verisk Analytics, Inc.*	1,508	122,570
Waste Management, Inc.†	919	58,595

		481,855

Consumer Durables & Apparel — 3.3%
Coach, Inc.(a)(b)	4,297	157,098
DR Horton, Inc.	5,733	173,137
Garmin Ltd. (Switzerland)	2,909	139,952
Harman International Industries, Inc.	1,080	91,206
Hasbro, Inc.(b)	197	15,628
Leggett & Platt, Inc.†(a)(b)	2,055	93,667
Lennar Corp., Class A(a)	478	20,239
Michael Kors Holdings Ltd. (British Virgin Islands)(a)(b)*	2,695	126,099
NIKE, Inc., Class B(b)	3,644	191,857
PVH Corp.	1,234	136,357
Ralph Lauren Corp.(a)(b)	1,267	128,144
Whirlpool Corp.†(a)(b)	1,156	187,457

		1,460,841

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.1%
Darden Restaurants, Inc.†(b)	1,929	$118,286
H&R Block, Inc.(a)(b)	479	11,089
Marriott International, Inc., Class A†(a)	5,230	352,163
McDonald’s Corp.†(b)	2,721	313,895
Wyndham Worldwide Corp.(a)(b)	1,724	116,077

		911,510

Diversified Financials — 12.3%
Affiliated Managers Group, Inc.†*	497	71,916
American Express Co.†	562	35,991
Ameriprise Financial, Inc.	74	7,383
Bank of New York Mellon Corp. (The)†	1,498	59,740
Berkshire Hathaway Inc., Class B†(b) *	5,250	758,468
BlackRock, Inc.†(b)	2,509	909,412
Capital One Financial Corp.†	1,238	88,926
Charles Schwab Corp. (The)†(a)(b)	10,324	325,929
CME Group, Inc.†(a)(b)	5,144	537,651
Discover Financial Services†(b)	758	42,865
E*TRADE Financial Corp.(b) *	597	17,385
Franklin Resources, Inc.†(b)	8,887	316,111
Goldman Sachs Group, Inc. (The)	233	37,576
Intercontinental Exchange, Inc.†(b)	1,538	414,276
Invesco, Ltd. (Bermuda)†(b)	6,315	197,470
Legg Mason, Inc.†(b)	1,583	52,999
Leucadia National Corp.(b)	50	952
Moody’s Corp.†(b)	2,962	320,725
Morgan Stanley†	4,184	134,139
Nasdaq, Inc.†(b)	2,550	172,227
Navient Corp.(b)	401	5,802
Northern Trust Corp.†	494	33,587
S&P Global, Inc.†	4,067	514,720
State Street Corp.†(b)	850	59,186
Synchrony Financial†(b)	1,819	50,932
T Rowe Price Group, Inc.(a)(b)	3,829	254,628

		5,420,996

Energy — 5.5%
Anadarko Petroleum Corp.	1,037	65,704
Baker Hughes, Inc.(a)	95	4,795
Chesapeake Energy Corp.*	1,692	10,609
Diamond Offshore Drilling, Inc.(a)	2,020	35,572
Exxon Mobil Corp.	901	78,639
FMC Technologies, Inc.*	3,475	103,103
Halliburton Co.†	1,876	84,195

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.(a)	1,399	$94,153
Kinder Morgan, Inc.	4,864	112,504
Marathon Oil Corp.(a)	13,007	205,641
Marathon Petroleum Corp.(b)	8,134	330,159
Murphy Oil Corp.(a)	2,654	80,682
National Oilwell Varco, Inc.(a)	5,810	213,459
Noble Energy, Inc.†	6,671	238,422
ONEOK, Inc.	3,241	166,555
Range Resources Corp.(a)	705	27,319
Transocean Ltd. (Switzerland)(a)*	4,582	48,844
Valero Energy Corp.(a)(b)	7,123	377,519
Williams Cos., Inc. (The)	5,021	154,295

		2,432,169

Food & Staples Retailing — 9.1%
CVS Health Corp.†(a)(b)	13,590	1,209,374
Sysco Corp.(a)(b)	8,628	422,858
Walgreens Boots Alliance, Inc.†	15,612	1,258,639
Wal-Mart Stores, Inc.†	15,345	1,106,681
Whole Foods Market, Inc.(a)	695	19,703

		4,017,255

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.†	10,849	685,982
Campbell Soup Co.(a)	4,546	248,666
Coca-Cola Co. (The)	6,377	269,875
ConAgra Foods, Inc.†(b)	6,764	318,652
Dr Pepper Snapple Group, Inc.†(a)	2,198	200,699
General Mills, Inc.†	342	21,847
Hershey Co. (The)	135	12,906
Hormel Foods Corp.(a)	1,148	43,544
JM Smucker Co. (The)†(a)(b)	1,792	242,888
Kellogg Co.†	85	6,585
Kraft Heinz Co. (The)†	2,494	223,238
Mondelez International, Inc., Class A†	587	25,769
PepsiCo, Inc.†	3,200	348,064
Philip Morris International, Inc.	24	2,333
Reynolds American, Inc.†(a)(b)	12,551	591,780
Tyson Foods, Inc., Class A†	3,009	224,682

		3,467,510

Health Care Equipment & Services — 15.8%
Aetna, Inc.†(b)	5,405	624,007
AmerisourceBergen Corp.†(a)(b)	3,307	267,139
Anthem, Inc.†	4,055	508,132

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Baxter International, Inc.(b)	2,238	$106,529
Cardinal Health, Inc.†	4,961	385,470
Centene Corp.(b)*	2,630	176,105
Cigna Corp.†(b)	3,953	515,155
Danaher Corp.†(a)	6,502	509,692
DaVita, Inc.*	167	11,034
Express Scripts Holding Co.(a)*	9,909	698,882
HCA Holdings, Inc.†*	5,936	448,940
Humana, Inc.†	2,297	406,316
Laboratory Corp. of America Holdings†(b) *	706	97,061
McKesson Corp.†(b)	3,481	580,457
Patterson Cos., Inc.(a)	1,519	69,783
Quest Diagnostics, Inc.†	2,142	181,277
UnitedHealth Group, Inc.†	8,182	1,145,480
Universal Health Services, Inc., Class B†(b)	1,501	184,953
Zimmer Biomet Holdings, Inc.†	434	56,429

		6,972,841

Household & Personal Products — 2.4%
Church & Dwight Co., Inc.(b)	561	26,883
Clorox Co. (The)	1,146	143,456
Estee Lauder Cos., Inc. (The), Class A(b)	423	37,461
Kimberly-Clark Corp.(b)	2,604	328,469
Procter & Gamble Co. (The)†(a)	5,821	522,435

		1,058,704

Insurance — 1.1%
Aflac, Inc.†	260	18,686
Allstate Corp. (The)†	168	11,622
Aon PLC (United Kingdom)(b)	779	87,630
Arthur J Gallagher & Co	357	18,161
Assurant, Inc.	13	1,199
Chubb Ltd. (Switzerland)	1,014	127,409
Cincinnati Financial Corp	160	12,067
Lincoln National Corp.(b)	507	23,819
Loews Corp.(b)	70	2,880
MetLife, Inc.†	407	18,083
Principal Financial Group, Inc.†(a)(b)	624	32,142
Progressive Corp. (The)(b)	1,243	39,154
Prudential Financial, Inc.†	984	80,344
Torchmark Corp.†	180	11,500
Unum Group(b)	512	18,079

		502,775

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 6.2%
Albemarle Corp.(a)	1,731	$147,983
Alcoa, Inc.(a)	5,096	51,673
Avery Dennison Corp.†	1,370	106,572
Dow Chemical Co. (The)†	2,374	123,044
Eastman Chemical Co.(a)(b)	1,905	128,930
Ecolab, Inc.†	30	3,652
El du Pont de Nemours & Co.†	2,701	180,886
FMC Corp.(b)	2,062	99,677
Freeport-McMoRan, Inc.(a)	2,875	31,222
International Flavors & Fragrances, Inc.(a)(b)	297	42,462
International Paper Co.†	1,327	63,669
LyondellBasell Industries NV, Class A (Netherlands)†	6,470	521,870
Martin Marietta Materials, Inc.(b)	266	47,643
Mosaic Co. (The)	1,004	24,558
Newmont Mining Corp.†	8,175	321,196
Nucor Corp.†(b)	4,904	242,503
PPG Industries, Inc.†(b)	4,102	423,983
WestRock Co.†	3,875	187,860

		2,749,383

Media — 9.9%
CBS Corp., Class B, non-voting shares†(b)	6,872	376,173
Comcast Corp., Class A†(b)	9,157	607,475
Discovery Communications, Inc., Class A(a)(b)*	9,304	250,464
Interpublic Group of Cos., Inc. (The)†	22	492
News Corp., Class A(a)(b)	8,937	124,939
Omnicom Group, Inc.(a)	3,644	309,740
Scripps Networks Interactive, Inc., Class A(a)(b)	1,988	126,218
TEGNA, Inc.(a)	2,670	58,366
Time Warner, Inc.†	5,452	434,034
Twenty-First Century Fox, Inc., Class A(b)	28,808	697,730
Viacom, Inc., Class B†	2,128	81,077
Walt Disney Co. (The)(b)	14,300	1,327,898

		4,394,606

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	13,262	836,434
Agilent Technologies, Inc.	5,007	235,780
Amgen, Inc.†	5,357	893,601

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen Inc.†(b)*	3,375	$1,056,476
Bristol-Myers Squibb Co	2,563	138,197
Celgene Corp.†*	1,691	176,760
Endo International PLC (Ireland)*	1,208	24,341
Gilead Sciences, Inc.†	14,154	1,119,865
Johnson & Johnson†(a)	6,011	710,079
Mallinckrodt PLC (Ireland)*	1,454	101,460
Merck & Co, Inc.†	4,706	293,701
Pfizer, Inc.†	20,011	677,773
Waters Corp.†*	175	27,736

		6,292,203

Real Estate — 0.9%
Apartment Investment & Management Co., Class A, REIT	31	1,423
AvalonBay Communities, Inc., REIT	201	35,746
Boston Properties, Inc., REIT†	91	12,402
CBRE Group, Inc., Class A, REIT(a)*	733	20,509
Digital Realty Trust, Inc., REIT(a)	306	29,719
Essex Property Trust, Inc., REIT(b)	73	16,257
Extra Space Storage, Inc., REIT	231	18,344
HCP, Inc., REIT†	420	15,941
Host Hotels & Resorts, Inc., REIT(a)(b)	1,607	25,021
Kimco Realty Corp., REIT(b)	911	26,373
Prologis, Inc., REIT(b)	1,148	61,464
Realty Income Corp., REIT(a)	109	7,295
Simon Property Group, Inc., REIT†	62	12,835
SL Green Realty Corp., REIT	225	24,322
Ventas, Inc., REIT	197	13,914
Vornado Realty Trust, REIT†	81	8,198
Welltower, Inc., REIT†	776	58,022

		387,785

Retailing — 12.7%
AutoNation, Inc.*	1,572	76,572
AutoZone, Inc.(a)*	447	343,448
Bed Bath & Beyond, Inc.(a)	2,322	100,101
Best Buy Co., Inc.(a)(b)	4,943	188,724
CarMax, Inc.(a)*	167	8,909
Dollar General Corp.†(b)	4,000	279,960
Dollar Tree, Inc.(b)*	514	40,570
Foot Locker, Inc.(b)	2,051	138,894
Gap, Inc. (The)(a)(b)	5,147	114,469
Genuine Parts Co.(a)(b)	2,294	230,432
Home Depot, Inc. (The)†	10,935	1,407,116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.(a)(b)	2,774	$121,362
Lowe’s Cos., Inc.†(b)	13,574	980,179
Macy’s, Inc.†(a)(b)	4,526	167,688
Nordstrom, Inc.	375	19,455
O’Reilly Automotive, Inc.*	182	50,980
Ross Stores, Inc.†(b)	6,116	393,259
Signet Jewelers Ltd. (Bermuda)(a)	165	12,297
Target Corp.(a)	8,899	611,183
Tiffany & Co.†(a)	97	7,045
TJX Cos., Inc. (The)(b)	1,777	132,884
Tractor Supply Co.	2,059	138,674
Urban Outfitters, Inc.(a)(b)*	1,804	62,274

		5,626,475

Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.†(a)(b)	4,266	274,944
Applied Materials, Inc.†	16,654	502,118
Intel Corp.†	14,871	561,380
KLA-Tencor Corp.	2,403	167,513
Lam Research Corp.	2,784	263,673
Linear Technology Corp.(b)	3,397	201,408
NVIDIA Corp.†(a)(b)	5,653	387,344
Qorvo, Inc.(a)(b)*	374	20,847
QUALCOMM, Inc.†	20,004	1,370,274
Texas Instruments, Inc.†	6,066	425,712
Xilinx, Inc.†	3,906	212,252

		4,387,465

Software & Services — 17.2%
Accenture PLC, Class A (Ireland)(b)	6,507	794,960
Akamai Technologies, Inc.(a)*	2,697	142,914
Alphabet, Inc., Class A†(b)*	841	676,214
Automatic Data Processing, Inc.(a)(b)	7,021	619,252
CA, Inc.(b)	6,381	211,084
Citrix Systems, Inc.(b)*	1,179	100,474
Cognizant Technology Solutions Corp., Class A†(b)*	1,325	63,216
CSRA, Inc.†(b)	2,519	67,761
Dell Technologies, Inc. - VMware, Inc.*	1	48
eBay, Inc.†(b)*	17,440	573,776
Electronic Arts, Inc.(b)*	4,638	396,085
Fidelity National Information Services, Inc.	2,071	159,529
Fiserv, Inc.*	481	47,845

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	4,269	$678,131
Intuit, Inc.†(b)	4,190	460,942
Mastercard, Inc., Class A†(b)	2,402	244,452
Microsoft Corp.†	930	53,568
Oracle Corp.†(a)(b)	35,939	1,411,684
Symantec Corp.(b)	8,370	210,087
Teradata Corp.(a)*	1,996	61,876
VeriSign, Inc.(a)*	2,211	172,989
Visa, Inc., Class A(a)	2,414	199,638
Western Union Co. (The)(a)	7,519	156,546
Yahoo!, Inc.†(b)*	2,074	89,389

		7,592,460

Technology Hardware & Equipment — 12.6%
Apple, Inc.†	19,074	2,156,316
Cisco Systems, Inc.†(b)	44,740	1,419,153
Corning, Inc.†	2,310	54,632
F5 Networks, Inc.†(b)*	1,019	127,008
FLIR Systems, Inc.(b)	313	9,834
Harris Corp.†(b)	1,921	175,983
Hewlett Packard Enterprise Co.†(b)	24,336	553,644
HP, Inc.†	26,300	408,439
Juniper Networks, Inc.†(b)	5,197	125,040
NetApp, Inc.†(a)	3,358	120,284
Seagate Technology PLC (Ireland)(a)	1,630	62,837
TE Connectivity Ltd. (Switzerland)†(b)	5,318	342,373

		5,555,543

Telecommunication Services — 6.8%
AT&T, Inc.†(a)	33,458	1,358,729
CenturyLink, Inc.(a)(b)	8,411	230,714
Verizon Communications, Inc.†(a)	27,023	1,404,656

		2,994,099

Transportation — 6.2%
Alaska Air Group, Inc.(a)(b)	1,897	124,936
CH Robinson Worldwide, Inc.†(a)	311	21,913
CSX Corp.	2,064	62,952
Delta Air Lines, Inc.(b)	10,254	403,597
Expeditors International of Washington, Inc.†(a)(b)	2,787	143,586
JB Hunt Transport Services, Inc.(a)	1,313	106,537
Norfolk Southern Corp.(b)	640	62,118
Southwest Airlines Co.(b)	9,438	367,044
Union Pacific Corp.†	2,079	202,765

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Continental Holdings, Inc.†(b)*	4,976	$261,091
United Parcel Service, Inc., Class B†(a)	8,958	979,647

		2,736,186

Utilities — 3.5%
AES Corp.†(b)	1,437	18,465
American Electric Power Co., Inc.	1,072	68,833
American Water Works Co., Inc.	993	74,316
CenterPoint Energy, Inc.	3,523	81,839
CMS Energy Corp.	4,303	180,769
Consolidated Edison, Inc.(a)	2,920	219,876
DTE Energy Co.	2,764	258,904
Duke Energy Corp.(b)	1,495	119,660
FirstEnergy Corp.†(b)	3,781	125,076
NRG Energy, Inc.†	2,720	30,491
PPL Corp.	1,477	51,060
WEC Energy Group, Inc.(a)	4,862	291,137
Xcel Energy, Inc.	1,108	45,583

		1,566,009

TOTAL COMMON STOCKS (Cost $76,225,407)		79,907,206

EXCHANGE TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust	1,507	325,964

TOTAL EXCHANGE TRADED FUNDS (Cost $326,212)		325,964

TOTAL LONG POSITIONS - 181.6% (Cost $76,551,619)		80,233,170

SHORT POSITIONS — (82.4)%
COMMON STOCKS — (82.4)%
Automobiles & Components — (0.2)%
Goodyear Tire & Rubber Co. (The)	(2,893)	(93,444)

Capital Goods — (4.3)%
Acuity Brands, Inc.	(481)	(127,273)
Caterpillar, Inc.	(6,451)	(572,655)
Fastenal Co.	(3,191)	(133,320)
Fortive Corp.	(1,007)	(51,256)
Fortune Brands Home & Security, Inc.	(1,700)	(98,770)
Raytheon Co.	(3,258)	(443,512)
Rockwell Collins, Inc.	(1,435)	(121,028)
Roper Technologies, Inc.	(530)	(96,709)
Textron, Inc.	(2,975)	(118,256)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.*	(467)	$(135,019)

		(1,897,798)

Commercial & Professional Services — (1.0)%
Equifax, Inc.	(1,250)	(168,225)
Nielsen Holdings PLC (United Kingdom)	(3,947)	(211,441)
Stericycle, Inc.*	(658)	(52,732)

		(432,398)

Consumer Durables & Apparel — (2.5)%
Hanesbrands, Inc.	(4,171)	(105,318)
Mattel, Inc.	(3,761)	(113,883)
Mohawk Industries, Inc.*	(394)	(78,934)
Newell Brands, Inc.	(5,324)	(280,362)
PulteGroup, Inc.	(3,797)	(76,092)
Under Armour, Inc., Class A*	(4,828)	(186,747)
VF Corp.	(4,586)	(257,045)

		(1,098,381)

Consumer Services — (2.0)%
Carnival Corp. (Panama)	(200)	(9,764)
Chipotle Mexican Grill, Inc.*	(321)	(135,944)
Royal Caribbean Cruises Ltd. (Liberia)	(2,376)	(178,081)
Starbucks Corp.	(5,905)	(319,697)
Wynn Resorts Ltd.	(1,124)	(109,500)
Yum! Brands, Inc.	(1,561)	(141,754)

		(894,740)

Energy — (12.1)%
Apache Corp.	(3,450)	(220,352)
Cabot Oil & Gas Corp.	(5,136)	(132,509)
Chevron Corp.	(5,822)	(599,200)
Cimarex Energy Co.	(1,048)	(140,820)
Concho Resources, Inc.*	(1,455)	(199,844)
ConocoPhillips	(13,676)	(594,496)
Devon Energy Corp.	(5,786)	(255,220)
EOG Resources, Inc.	(4,880)	(471,945)
EQT Corp.	(1,907)	(138,486)
Hess Corp.	(3,496)	(187,455)
Newfield Exploration Co.*	(2,192)	(95,264)
Occidental Petroleum Corp.	(8,405)	(612,893)
Phillips 66	(5,698)	(458,974)
Pioneer Natural Resources Co.	(1,075)	(199,574)
Schlumberger Ltd. (Curacao)	(6,933)	(545,211)
Southwestern Energy Co.*	(4,334)	(59,983)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Spectra Energy Corp.	(7,741)	$(330,928)
Tesoro Corp.	(1,311)	(104,303)

		(5,347,457)

Food & Staples Retailing — (2.4)%
Costco Wholesale Corp.	(4,826)	(736,013)
Kroger Co. (The)	(10,425)	(309,414)

		(1,045,427)

Food, Beverage & Tobacco — (3.9)%
Archer-Daniels-Midland Co.	(6,438)	(271,490)
Brown-Forman Corp., Class B	(4,367)	(207,170)
Constellation Brands, Inc., Class A	(2,215)	(368,775)
McCormick & Co., Inc., non-voting shares	(1,396)	(139,488)
Mead Johnson Nutrition Co.	(2,040)	(161,180)
Molson Coors Brewing Co., Class B	(2,372)	(260,446)
Monster Beverage Corp.*	(2,160)	(317,110)

		(1,725,659)

Health Care Equipment & Services — (9.2)%
Abbott Laboratories	(11,292)	(477,539)
Becton Dickinson and Co.	(2,352)	(422,725)
Boston Scientific Corp.*	(15,004)	(357,095)
Cerner Corp.*	(3,895)	(240,516)
Cooper Cos, Inc. (The)	(542)	(97,159)
CR Bard, Inc.	(812)	(182,115)
DENTSPLY SIRONA, Inc.	(2,572)	(152,854)
Edwards Lifesciences Corp.*	(2,348)	(283,075)
Henry Schein, Inc.*	(903)	(147,171)
Hologic, Inc.*	(3,060)	(118,820)
Intuitive Surgical, Inc.*	(426)	(308,778)
Medtronic PLC (Ireland)	(6,786)	(586,310)
St Jude Medical, Inc.	(1,064)	(84,865)
Stryker Corp.	(4,129)	(480,657)
Varian Medical Systems, Inc.*	(1,042)	(103,710)

		(4,043,389)

Household & Personal Products — (0.3)%
Colgate-Palmolive Co.	(1,974)	(146,352)

Insurance — (2.0)%
American International Group, Inc.	(1,106)	(65,630)
Hartford Financial Services Group, Inc. (The)	(672)	(28,775)
Marsh & McLennan Cos., Inc.	(5,732)	(385,477)
Travelers Cos, Inc. (The)	(680)	(77,894)
Willis Towers Watson PLC (Ireland)	(1,527)	(202,740)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
XL Group Ltd. (Bermuda)	(3,056)	$(102,773)

		(863,289)

Materials — (4.2)%
Air Products & Chemicals, Inc.	(1,267)	(190,481)
Ball Corp	(1,866)	(152,919)
CF Industries Holdings, Inc.	(2,574)	(62,677)
Monsanto Co	(4,831)	(493,728)
Owens-Illinois, Inc.*	(1,789)	(32,900)
Praxair, Inc.	(3,150)	(380,614)
Sealed Air Corp	(2,173)	(99,567)
Sherwin-Williams Co. (The)	(1,019)	(281,917)
Vulcan Materials Co.	(1,468)	(166,956)

		(1,861,759)

Media — (1.8)%
Charter Communications, Inc., Class A*	(2,991)	(807,480)

Pharmaceuticals, Biotechnology & Life Sciences — (9.5)%
Alexion Pharmaceuticals, Inc.*	(2,476)	(303,409)
Allergan PLC (Ireland)*	(3,715)	(855,602)
Eli Lilly & Co.	(11,111)	(891,769)
Illumina, Inc.*	(1,618)	(293,926)
Mettler-Toledo International, Inc.*	(293)	(123,010)
Mylan NV (Netherlands)*	(5,614)	(214,006)
PerkinElmer, Inc.	(1,208)	(67,781)
Perrigo Co. PLC (Ireland)	(1,582)	(146,066)
Regeneron Pharmaceuticals, Inc.*	(1,148)	(461,519)
Thermo Fisher Scientific, Inc.	(1,971)	(313,507)
Vertex Pharmaceuticals, Inc.*	(2,806)	(244,711)
Zoetis, Inc.	(5,471)	(284,547)

		(4,199,853)

Real Estate — (5.5)%
American Tower Corp., REIT	(4,691)	(531,631)
Crown Castle International Corp., REIT	(3,727)	(351,121)
Equinix, Inc., REIT	(793)	(285,678)
Equity Residential, REIT	(4,037)	(259,700)
Federal Realty Investment Trust, REIT	(78)	(12,009)
General Growth Properties, Inc., REIT	(815)	(22,494)
Iron Mountain, Inc., REIT	(2,716)	(101,931)
Macerich Co. (The), REIT	(1,598)	(129,230)
Public Storage, REIT	(1,912)	(426,644)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
UDR, Inc., REIT	(1,075)	$(38,689)
Weyerhaeuser Co., REIT	(8,094)	(258,522)

		(2,417,649)

Retailing — (4.2)%
Advance Auto Parts, Inc.	(813)	(121,235)
Amazon.com, Inc.*	(387)	(324,039)
Expedia, Inc.	(1,705)	(199,008)
L Brands, Inc	(3,214)	(227,455)
LKQ Corp.*	(3,387)	(120,103)
Netflix, Inc.*	(4,726)	(465,747)
Priceline Group, Inc. (The)*	(98)	(144,206)
Staples, Inc.	(1,089)	(9,311)
TripAdvisor, Inc.*	(1,608)	(101,593)
Ulta Salon Cosmetics & Fragrance, Inc.*	(689)	(163,968)

		(1,876,665)

Semiconductors & Semiconductor Equipment — (3.0)%
Broadcom Ltd. (Singapore)	(4,372)	(754,257)
First Solar, Inc.*	(1,130)	(44,624)
Microchip Technology, Inc.	(2,374)	(147,520)
Micron Technology, Inc.*	(11,440)	(203,403)
Skyworks Solutions, Inc.	(2,071)	(157,686)

		(1,307,490)

Software & Services — (5.6)%
Activision Blizzard, Inc.	(4,729)	(209,495)
Adobe Systems, Inc.*	(4,841)	(525,442)
Alliance Data Systems Corp.*	(649)	(139,230)
Autodesk, Inc.*	(2,447)	(176,991)
Global Payments, Inc.	(1,705)	(130,876)
Paychex, Inc.	(854)	(49,421)
PayPal Holdings, Inc.*	(8,212)	(336,446)
Red Hat, Inc.*	(1,993)	(161,094)
salesforce.com inc*	(7,481)	(533,620)
Total System Services, Inc.	(2,030)	(95,714)
Xerox Corp.	(11,189)	(113,345)

		(2,471,674)

Technology Hardware & Equipment — (1.2)%
Amphenol Corp., Class A	(3,410)	(221,377)
Motorola Solutions, Inc.	(1,857)	(141,652)
Western Digital Corp.	(3,125)	(182,719)

		(545,748)

Telecommunication Services — (0.3)%
Frontier Communications Corp.	(12,953)	(53,884)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Level 3 Communications, Inc.*	(2,017)	$(93,548)

		(147,432)

Transportation — (1.2)%
American Airlines Group, Inc.	(815)	(29,837)
FedEx Corp.	(2,022)	(353,203)
Kansas City Southern	(1,192)	(111,237)
Ryder System, Inc.	(590)	(38,910)

		(533,187)

Utilities — (6.0)%
Alliant Energy Corp.	(2,510)	(96,158)
Ameren Corp.	(2,004)	(98,557)
Dominion Resources, Inc.	(3,251)	(241,452)
Edison International	(1,145)	(82,726)
Entergy Corp.	(1,975)	(151,542)
Eversource Energy	(944)	(51,146)
Exelon Corp.	(8,160)	(271,646)
NextEra Energy, Inc.	(2,518)	(308,002)
NiSource, Inc.	(161)	(3,882)
PG&E Corp.	(5,500)	(336,435)
Pinnacle West Capital Corp.	(1,227)	(93,240)
Public Service Enterprise Group, Inc.	(5,576)	(233,467)
SCANA Corp.	(1,578)	(114,200)
Sempra Energy	(2,738)	(293,486)

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(5,347)	$(274,301)

		(2,650,240)

TOTAL COMMON STOCK (Proceeds $35,660,206)		(36,407,511)

TOTAL SECURITES SOLD SHORT - (82.4)%		(36,407,511)

(Proceeds $35,660,206)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		364,169

NET ASSETS - 100.0%		$44,189,828

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 98.8%
SPDR S&P 500 ETF Trust	9,126	$1,973,954

TOTAL EXCHANGE TRADED FUNDS (Cost $1,975,454)		1,973,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		24,546

NET ASSETS - 100.0%		$1,998,500

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
LONG POSITIONS — 147.7%
COMMON STOCKS — 147.7%
Automobiles & Components — 3.0%
BorgWarner, Inc.	134	$4,714
Delphi Automotive PLC (Jersey)†	171	12,196
Ford Motor Co.	241	2,909
General Motors Co.†	999	31,738
Harley-Davidson, Inc.†	115	6,048
Johnson Controls International PLC (Ireland)	46	2,140

		59,745

Banks — 3.2%
Bank of America Corp.	621	9,719
BB&T Corp.(a)	50	1,886
Citigroup, Inc.†	176	8,312
Citizens Financial Group, Inc.	32	791
Comerica, Inc.	12	568
Fifth Third Bancorp(a)	46	941
Huntington Bancshares, Inc.	48	473
JPMorgan Chase & Co.†	219	14,583
KeyCorp.	51	621
M&T Bank Corp.	10	1,161
People’s United Financial, Inc.(a)	18	285
PNC Financial Services Group, Inc. (The)†	30	2,703
Regions Financial Corp.	99	977
SunTrust Banks, Inc.	31	1,358
US Bancorp†	104	4,461
Wells Fargo & Co.†	307	13,594
Zions Bancorporation†	73	2,264

		64,697

Capital Goods — 8.8%
3M Co.†	36	6,344
AMETEK, Inc.†	144	6,880
Boeing Co. (The)†	189	24,899
Cummins, Inc.†	131	16,788
Deere & Co.(a)	25	2,134
Dover Corp.†	21	1,546
Emerson Electric Co.†(a)	402	21,913
Fortive Corp.	14	713
General Dynamics Corp.(a)	19	2,948
Illinois Tool Works, Inc.†	58	6,951
Jacobs Engineering Group, Inc.†(a)*	79	4,086
L-3 Communications Holdings, Inc.†	54	8,139
Lockheed Martin Corp.†	60	14,383
Masco Corp.†	20	686

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Northrop Grumman Corp.	10	$2,140
PACCAR, Inc.†(a)	219	12,873
Parker-Hannifin Corp.†	86	10,796
Pentair PLC (Ireland)(a)	11	707
Quanta Services, Inc.*	6	168
Rockwell Automation, Inc.†(a)	81	9,909
Snap-on, Inc.†	37	5,622
United Rentals, Inc.†*	72	5,651
United Technologies Corp.†	50	5,080
WW Grainger, Inc.†(a)	23	5,171

		176,527

Commercial & Professional Services — 0.9%
Cintas Corp.†	68	7,657
Dun & Bradstreet Corp. (The)†	24	3,279
Pitney Bowes, Inc.†	63	1,144
Republic Services, Inc.†	21	1,059
Robert Half International, Inc.†	39	1,476
Verisk Analytics, Inc.*	37	3,007

		17,622

Consumer Durables & Apparel — 2.9%
Coach, Inc.†	173	6,325
DR Horton, Inc.	193	5,829
Garmin Ltd. (Switzerland)†	128	6,158
Harman International Industries, Inc.(a)	44	3,716
Leggett & Platt, Inc.(a)	84	3,829
Lennar Corp., Class A†	13	550
Michael Kors Holdings Ltd. (British Virgin Islands)†*	137	6,410
NIKE, Inc., Class B†	102	5,370
PVH Corp.†	61	6,740
Ralph Lauren Corp.†	63	6,372
Whirlpool Corp.†	48	7,784

		59,083

Consumer Services — 2.0%
Darden Restaurants, Inc.†	94	5,764
H&R Block, Inc.†	14	324
Marriott International, Inc., Class A†	213	14,328
McDonald’s Corp.†	114	13,151
Wyndham Worldwide Corp.†	85	5,723

		39,290

Diversified Financials — 9.9%
Affiliated Managers Group, Inc.†*	16	2,315

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	10	$998
Bank of New York Mellon Corp. (The)	65	2,592
Berkshire Hathaway Inc., Class B†*	150	21,670
BlackRock, Inc.†	101	36,608
Capital One Financial Corp.	31	2,227
Charles Schwab Corp. (The)†	238	7,514
CME Group, Inc.†	198	20,695
Discover Financial Services†	25	1,414
E*TRADE Financial Corp.*	17	495
Franklin Resources, Inc.†	445	15,829
Goldman Sachs Group, Inc. (The)	26	4,193
Intercontinental Exchange, Inc.†	47	12,660
Invesco, Ltd. (Bermuda)†	266	8,318
Legg Mason, Inc.†	81	2,712
Moody’s Corp.†	120	12,994
Morgan Stanley	117	3,751
Nasdaq, Inc.†	105	7,092
Navient Corp.	19	275
Northern Trust Corp.	14	952
S&P Global, Inc.†	165	20,882
State Street Corp.	24	1,671
Synchrony Financial	51	1,428
T Rowe Price Group, Inc.†	166	11,039

		200,324

Energy — 4.5%
Anadarko Petroleum Corp.	31	1,964
Baker Hughes, Inc.†	26	1,312
Chesapeake Energy Corp.*	47	295
Diamond Offshore Drilling, Inc.†	103	1,814
FMC Technologies, Inc.*	140	4,154
Halliburton Co.	53	2,379
Helmerich & Payne, Inc.†(a)	52	3,500
Kinder Morgan, Inc.	135	3,122
Marathon Oil Corp.†	528	8,348
Marathon Petroleum Corp.†	329	13,354
Murphy Oil Corp.(a)	108	3,283
National Oilwell Varco, Inc.†	281	10,324
Noble Energy, Inc.†	271	9,685
ONEOK, Inc.	102	5,242
Transocean Ltd. (Switzerland)†*	272	2,899
Valero Energy Corp.†	291	15,423
Williams Cos., Inc. (The)	112	3,442

		90,540

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 7.8%
CVS Health Corp.†	519	$46,186
Sysco Corp.†(a)	350	17,154
Walgreens Boots Alliance, Inc.†	625	50,388
Wal-Mart Stores, Inc.†	596	42,983
Whole Foods Market, Inc.(a)	20	567

		157,278

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	432	27,315
Campbell Soup Co.†	76	4,157
Coca-Cola Co. (The)	273	11,553
ConAgra Foods, Inc.†	278	13,097
Dr Pepper Snapple Group, Inc.†	100	9,131
Hormel Foods Corp.†	33	1,252
JM Smucker Co. (The)†	79	10,708
Kellogg Co.	21	1,627
Kraft Heinz Co. (The)†	74	6,624
Mondelez International, Inc., Class A	93	4,083
PepsiCo, Inc.†	99	10,768
Philip Morris International, Inc.	13	1,264
Reynolds American, Inc.†	441	20,793
Tyson Foods, Inc., Class A†	22	1,643

		124,015

Health Care Equipment & Services — 13.7%
Aetna, Inc.†	223	25,745
AmerisourceBergen Corp.†	134	10,824
Anthem, Inc.†	165	20,676
Baxter International, Inc.†	8	381
Cardinal Health, Inc.†	205	15,928
Centene Corp.†*	107	7,165
Cigna Corp.†	164	21,372
Danaher Corp.†	223	17,481
DaVita, Inc.*	12	793
Express Scripts Holding Co.†*	440	31,033
HCA Holdings, Inc.†*	245	18,529
Humana, Inc.†	93	16,451
Laboratory Corp. of America Holdings†*	39	5,362
McKesson Corp.†	145	24,179
Patterson Cos., Inc.(a)	61	2,802
Quest Diagnostics, Inc.†	87	7,363
UnitedHealth Group, Inc.†	292	40,880
Universal Health Services, Inc., Class B†	61	7,516

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Zimmer Biomet Holdings, Inc.†	13	$1,690

		276,170

Household & Personal Products — 1.9%
Church & Dwight Co., Inc.†	15	719
Clorox Co. (The)	53	6,634
Estee Lauder Cos., Inc. (The), Class A†	23	2,037
Kimberly-Clark Corp.†	118	14,884
Procter & Gamble Co. (The)†	162	14,540

		38,814

Insurance — 0.9%
Aflac, Inc.†	24	1,725
American International Group, Inc.	37	2,196
Arthur J Gallagher & Co.†	10	509
Chubb Ltd. (Switzerland)	28	3,518
Cincinnati Financial Corp.†	9	679
Hartford Financial Services Group, Inc. (The)	23	985
Lincoln National Corp.	15	705
MetLife, Inc.	67	2,977
Principal Financial Group, Inc.	19	979
Progressive Corp. (The)	31	976
Prudential Financial, Inc.	26	2,123
Torchmark Corp.†	8	511
Unum Group(a)	15	530

		18,413

Materials — 5.6%
Air Products & Chemicals, Inc.	14	2,105
Albemarle Corp.†	71	6,070
Avery Dennison Corp.	56	4,356
Eastman Chemical Co.†	110	7,445
Ecolab, Inc.	18	2,191
FMC Corp.†	100	4,834
Freeport-McMoRan, Inc.(a)	81	880
International Flavors & Fragrances, Inc.†(a)	5	715
LyondellBasell Industries NV, Class A (Netherlands)†	329	26,537
Mosaic Co. (The)(a)	217	5,308
Newmont Mining Corp.†	331	13,005
Nucor Corp.†	238	11,769
PPG Industries, Inc.	167	17,261
Praxair, Inc.	15	1,812

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)	5	$1,383
WestRock Co.†	157	7,611

		113,282

Media — 8.7%
CBS Corp., Class B, non-voting shares†	289	15,820
Charter Communications, Inc., Class A*	—	85
Comcast Corp., Class A†	312	20,698
Discovery Communications, Inc., Class A†*	401	10,795
News Corp., Class A†	426	5,955
Omnicom Group, Inc.†(a)	153	13,005
Scripps Networks Interactive, Inc., Class A†	81	5,143
TEGNA, Inc.†	166	3,629
Time Warner, Inc.†	238	18,947
Twenty-First Century Fox, Inc., Class A†	1,185	28,701
Viacom, Inc., Class B(a)	94	3,581
Walt Disney Co. (The)†	535	49,680

		176,039

Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
AbbVie, Inc.†	453	28,571
Agilent Technologies, Inc.	203	9,559
Amgen, Inc.†	200	33,362
Biogen, Inc.†*	140	43,824
Bristol-Myers Squibb Co.	93	5,015
Celgene Corp.†*	47	4,913
Endo International PLC (Ireland)*	69	1,390
Gilead Sciences, Inc.†	450	35,604
Johnson & Johnson†	174	20,555
Mallinckrodt PLC (Ireland)†*	42	2,931
Pfizer, Inc.†	897	30,381
Waters Corp.†*	4	634

		216,739

Real Estate — 0.6%
AvalonBay Communities, Inc., REIT†	8	1,423
Boston Properties, Inc., REIT†	5	681
CBRE Group, Inc., Class A, REIT†*	21	588
Digital Realty Trust, Inc., REIT(a)	9	874
Essex Property Trust, Inc., REIT†	3	668
Federal Realty Investment Trust, REIT†	4	616

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
General Growth Properties, Inc., REIT†.	15	$414
HCP, Inc., REIT(a)	28	1,062
Host Hotels & Resorts, Inc., REIT(a)	45	701
Kimco Realty Corp., REIT	25	724
Prologis, Inc., REIT	33	1,767
SL Green Realty Corp., REIT	7	757
UDR, Inc., REIT	13	468
Ventas, Inc., REIT	1	71
Welltower, Inc., REIT	21	1,570

		12,384

Retailing — 9.9%
AutoNation, Inc.†*	65	3,166
AutoZone, Inc.*	18	13,830
Bed Bath & Beyond, Inc.†	114	4,914
Best Buy Co., Inc.†	243	9,278
CarMax, Inc.(a)*	12	640
Dollar General Corp.†	111	7,769
Dollar Tree, Inc.†*	15	1,184
Foot Locker, Inc.†	103	6,975
Gap, Inc. (The)	25	556
Genuine Parts Co.†(a)	93	9,342
Home Depot, Inc. (The)†	426	54,818
Kohl’s Corp.†	140	6,125
Lowe’s Cos., Inc.†	550	39,716
Macy’s, Inc.†	72	2,668
O’Reilly Automotive, Inc.*	5	1,400
Ross Stores, Inc.†	251	16,139
Signet Jewelers, Ltd. (Bermuda)	5	373
Staples, Inc.†	39	333
Target Corp.†	153	10,508
Tiffany & Co.†	2	145
TJX Cos., Inc. (The)†	47	3,515
Tractor Supply Co.	59	3,974
Urban Outfitters, Inc.†*	88	3,038

		200,406

Semiconductors & Semiconductor Equipment — 7.9%
Analog Devices, Inc.†(a)	172	11,085
Applied Materials, Inc.†	675	20,351
Intel Corp.†	204	7,701
KLA-Tencor Corp.	98	6,832
Lam Research Corp.†(a)	113	10,702
Linear Technology Corp.†	132	7,826
NVIDIA Corp.†	403	27,614

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.†	832	$56,992
Texas Instruments, Inc.†	31	2,176
Xilinx, Inc.†	163	8,857

		160,136

Software & Services — 13.2%
Accenture PLC, Class A (Ireland)†	236	28,832
Akamai Technologies, Inc.†(a)*	110	5,829
Alphabet, Inc., Class A†*	17	13,669
Automatic Data Processing, Inc.†	285	25,137
CA, Inc.†(a)	263	8,700
Citrix Systems, Inc.†*	19	1,619
Cognizant Technology Solutions Corp., Class A†*	37	1,765
CSRA, Inc.†	102	2,744
eBay, Inc.†*	884	29,084
Electronic Arts, Inc.†*	188	16,055
Fidelity National Information Services, Inc.	35	2,696
Fiserv, Inc.*	13	1,293
International Business Machines Corp.†	69	10,961
Intuit, Inc.†	170	18,702
Mastercard, Inc., Class A†	67	6,819
Oracle Corp.†	1,395	54,796
Symantec Corp.†	418	10,492
Teradata Corp.†*	98	3,038
VeriSign, Inc.(a)*	90	7,042
Visa, Inc., Class A†	82	6,781
Western Union Co. (The)†	375	7,808
Yahoo!, Inc.†*	58	2,500

		266,362

Technology Hardware & Equipment — 11.1%
Apple, Inc.†	676	76,422
Cisco Systems, Inc.†	1,882	59,697
F5 Networks, Inc.†*	49	6,107
FLIR Systems, Inc.†	11	346
Harris Corp.†	80	7,329
Hewlett Packard Enterprise Co.†	1,105	25,139
HP, Inc.†	1,296	20,127
Juniper Networks, Inc.†	287	6,905
NetApp, Inc.†	218	7,809
TE Connectivity Ltd. (Switzerland)†	219	14,099
Western Digital Corp.	—	16

		223,996

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 5.6%
AT&T, Inc.†	1,144	$46,458
CenturyLink, Inc.†(a)	346	9,491
Verizon Communications, Inc.†	1,089	56,606

		112,555

Transportation — 6.1%
Alaska Air Group, Inc.†	78	5,137
American Airlines Group, Inc.(a)	32	1,171
CH Robinson Worldwide, Inc.†	8	564
CSX Corp.	94	2,867
Delta Air Lines, Inc.†	581	22,868
Expeditors International of Washington, Inc.†	122	6,285
JB Hunt Transport Services, Inc.†	53	4,300
Norfolk Southern Corp.	22	2,135
Southwest Airlines Co.†	398	15,478
Union Pacific Corp.†	86	8,388
United Continental Holdings, Inc.†*	268	14,062
United Parcel Service, Inc., Class B†	356	38,932

		122,187

Utilities — 2.5%
AES Corp.†	40	514
American Electric Power Co., Inc.	30	1,926
American Water Works Co., Inc.	11	823
CenterPoint Energy, Inc.	27	627
CMS Energy Corp.	174	7,310
Consolidated Edison, Inc.	78	5,873
DTE Energy Co.†	111	10,397
Duke Energy Corp.	42	3,362
FirstEnergy Corp.†	53	1,753
NiSource, Inc.	19	458
NRG Energy, Inc.†	235	2,634
PPL Corp.	41	1,417
WEC Energy Group, Inc.†(a)	196	11,736
Xcel Energy, Inc.	31	1,275

		50,105

TOTAL COMMON STOCKS (Cost $2,881,969)		2,976,709

TOTAL LONG POSITIONS - 147.7%		2,976,709

(Cost $2,881,969)

	Number of Shares	Value
SHORT POSITIONS — (87.6)%
COMMON STOCKS — (87.6)%
Automobiles & Components — (0.2)%
Goodyear Tire & Rubber Co. (The)	(131)	$(4,231)

Capital Goods — (6.0)%
Acuity Brands, Inc.	(22)	(5,821)
Allegion PLC (Ireland)	(49)	(3,377)
Caterpillar, Inc.	(293)	(26,010)
Eaton Corp. PLC (Ireland)	(140)	(9,199)
Fastenal Co.	(145)	(6,058)
Flowserve Corp.	(66)	(3,184)
Fluor Corp.	(69)	(3,541)
Fortune Brands Home & Security, Inc.	(78)	(4,532)
Honeywell International, Inc.	(69)	(8,045)
Ingersoll-Rand PLC (Ireland)	(130)	(8,832)
Raytheon Co.	(149)	(20,283)
Rockwell Collins, Inc.	(66)	(5,566)
Roper Technologies, Inc.	(5)	(912)
Stanley Black & Decker, Inc.	(6)	(738)
Textron, Inc.	(135)	(5,366)
TransDigm Group, Inc.*	(17)	(4,915)
Xylem, Inc.	(90)	(4,720)

		(121,099)

Commercial & Professional Services — (1.1)%
Equifax, Inc.	(56)	(7,537)
Nielsen Holdings PLC (United Kingdom)	(180)	(9,643)
Stericycle, Inc.*	(24)	(1,923)
Waste Management, Inc.	(50)	(3,188)

		(22,291)

Consumer Durables & Apparel — (2.5)%
Hanesbrands, Inc.	(190)	(4,798)
Hasbro, Inc.	(4)	(317)
Mattel, Inc.	(170)	(5,148)
Mohawk Industries, Inc.*	(16)	(3,205)
Newell Brands, Inc.	(241)	(12,691)
PulteGroup, Inc.	(216)	(4,329)
Under Armour, Inc., Class A*	(221)	(8,548)
VF Corp.	(208)	(11,658)

		(50,694)

Consumer Services — (1.8)%
Chipotle Mexican Grill, Inc.*	(19)	(8,046)
Royal Caribbean Cruises Ltd. (Liberia)	(108)	(8,095)
Starbucks Corp.	(243)	(13,156)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(62)	$(6,040)
Yum! Brands, Inc.	(5)	(454)

		(35,791)

Diversified Financials — (0.2)%
American Express Co.	(25)	(1,601)
Leucadia National Corp.	(142)	(2,704)

		(4,305)

Energy — (11.7)%
Apache Corp.	(104)	(6,643)
Cabot Oil & Gas Corp.	(256)	(6,605)
Chevron Corp.	(253)	(26,039)
Cimarex Energy Co.	(58)	(7,794)
Concho Resources, Inc.*	(80)	(10,988)
ConocoPhillips	(613)	(26,647)
Devon Energy Corp.	(262)	(11,557)
EOG Resources, Inc.	(176)	(17,021)
EQT Corp.	(94)	(6,826)
Hess Corp.	(177)	(9,491)
Newfield Exploration Co.*	(101)	(4,390)
Occidental Petroleum Corp.	(316)	(23,043)
Phillips 66	(213)	(17,157)
Pioneer Natural Resources Co.	(59)	(10,953)
Range Resources Corp.	(85)	(3,294)
Schlumberger Ltd. (Curacao)	(281)	(22,098)
Southwestern Energy Co.*	(241)	(3,335)
Spectra Energy Corp.	(416)	(17,784)
Tesoro Corp.	(60)	(4,774)

		(236,439)

Food & Staples Retailing — (2.3)%
Costco Wholesale Corp.	(211)	(32,180)
Kroger Co. (The)	(473)	(14,039)

		(46,219)

Food, Beverage & Tobacco — (4.4)%
Archer-Daniels-Midland Co.	(293)	(12,356)
Brown-Forman Corp., Class B	(197)	(9,346)
Constellation Brands, Inc., Class A	(101)	(16,816)
General Mills, Inc.	(128)	(8,177)
Hershey Co. (The)	(28)	(2,677)
McCormick & Co., Inc., non-voting shares	(64)	(6,395)
Mead Johnson Nutrition Co.	(66)	(5,215)
Molson Coors Brewing Co., Class B	(108)	(11,858)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	(100)	$(14,681)

		(87,521)

Health Care Equipment & Services — (8.6)%
Abbott Laboratories	(424)	(17,931)
Becton Dickinson and Co.	(107)	(19,231)
Boston Scientific Corp.*	(681)	(16,208)
Cerner Corp.*	(181)	(11,177)
Cooper Cos, Inc. (The)	(23)	(4,123)
CR Bard, Inc.	(37)	(8,298)
DENTSPLY SIRONA, Inc.	(117)	(6,953)
Edwards Lifesciences Corp.*	(113)	(13,623)
Henry Schein, Inc.*	(41)	(6,682)
Hologic, Inc.*	(113)	(4,388)
Intuitive Surgical, Inc.*	(20)	(14,497)
Medtronic PLC (Ireland)	(263)	(22,723)
St Jude Medical, Inc.	(17)	(1,356)
Stryker Corp.	(188)	(21,885)
Varian Medical Systems, Inc.*	(48)	(4,777)

		(173,852)

Household & Personal Products — 0.0%
Colgate-Palmolive Co.	(5)	(371)

Insurance — (2.8)%
Allstate Corp. (The)	(42)	(2,906)
Aon PLC (United Kingdom)	(134)	(15,074)
Assurant, Inc.	(32)	(2,952)
Loews Corp.	(110)	(4,526)
Marsh & McLennan Cos., Inc.	(248)	(16,678)
Travelers Cos, Inc. (The)	(12)	(1,375)
Willis Towers Watson PLC (Ireland)	(69)	(9,161)
XL Group Ltd. (Bermuda)	(91)	(3,060)

		(55,732)

Materials — (5.9)%
Alcoa, Inc.	(546)	(5,536)
Ball Corp.	(84)	(6,884)
CF Industries Holdings, Inc.	(144)	(3,506)
Dow Chemical Co. (The)	(564)	(29,232)
EI du Pont de Nemours & Co.	(438)	(29,333)
International Paper Co.	(57)	(2,735)
Martin Marietta Materials, Inc.	(31)	(5,552)
Monsanto Co.	(219)	(22,382)
Owens-Illinois, Inc.*	(81)	(1,490)
Sealed Air Corp.	(99)	(4,536)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	(67)	$(7,620)

		(118,806)

Media — (0.2)%
Interpublic Group of Cos., Inc. (The)	(201)	(4,492)

Pharmaceuticals, Biotechnology & Life Sciences — (10.6)%
Alexion Pharmaceuticals, Inc.*	(123)	(15,072)
Allergan PLC (Ireland)*	(168)	(38,692)
Eli Lilly & Co.	(513)	(41,173)
Illumina, Inc.*	(82)	(14,896)
Merck & Co., Inc.	(255)	(15,915)
Mettler-Toledo International, Inc.*	(14)	(5,878)
Mylan NV (Netherlands)*	(255)	(9,721)
PerkinElmer, Inc.	(55)	(3,086)
Perrigo Co. PLC (Ireland)	(83)	(7,663)
Regeneron Pharmaceuticals, Inc.*	(56)	(22,513)
Thermo Fisher Scientific, Inc.	(79)	(12,566)
Vertex Pharmaceuticals, Inc.*	(156)	(13,605)
Zoetis, Inc.	(249)	(12,951)

		(213,731)

Real Estate — (5.9)%
American Tower Corp., REIT	(212)	(24,026)
Apartment Investment & Management Co., Class A, REIT	(41)	(1,882)
Crown Castle International Corp., REIT	(186)	(17,523)
Equinix, Inc., REIT	(38)	(13,690)
Equity Residential, REIT	(177)	(11,384)
Iron Mountain, Inc., REIT	(123)	(4,617)
Macerich Co. (The), REIT	(75)	(6,065)
Public Storage, REIT	(88)	(19,636)
Realty Income Corp., REIT	(49)	(3,280)
Simon Property Group, Inc., REIT	(15)	(3,105)
Vornado Realty Trust, REIT	(14)	(1,417)
Weyerhaeuser Co., REIT	(379)	(12,105)

		(118,730)

Retailing — (5.5)%
Advance Auto Parts, Inc.	(37)	(5,517)
Amazon.com, Inc.*	(31)	(25,957)
Expedia, Inc.	(96)	(11,205)
L Brands, Inc.	(145)	(10,262)
LKQ Corp.*	(153)	(5,425)
Netflix, Inc.*	(265)	(26,116)
Nordstrom, Inc.	(87)	(4,514)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Priceline Group, Inc. (The)*	(5)	$(7,358)
TripAdvisor, Inc.*	(90)	(5,686)
Ulta Salon Cosmetics & Fragrance, Inc.*	(32)	(7,615)

		(109,655)

Semiconductors & Semiconductor Equipment — (3.2)%
Broadcom Ltd. (Singapore)	(198)	(34,159)
First Solar, Inc.*	(51)	(2,014)
Microchip Technology, Inc.	(107)	(6,649)
Micron Technology, Inc.*	(642)	(11,415)
Qorvo, Inc.*	(65)	(3,623)
Skyworks Solutions, Inc.	(81)	(6,167)

		(64,027)

Software & Services — (6.4)%
Activision Blizzard, Inc.	(194)	(8,594)
Adobe Systems, Inc.*	(213)	(23,119)
Alliance Data Systems Corp.*	(37)	(7,938)
Autodesk, Inc.*	(139)	(10,054)
Facebook, Inc., Class A*	(90)	(11,544)
Global Payments, Inc.	(78)	(5,987)
Microsoft Corp.	(72)	(4,147)
Paychex, Inc.	(12)	(694)
PayPal Holdings, Inc.*	(338)	(13,848)
Red Hat, Inc.*	(112)	(9,053)
salesforce.com inc*	(339)	(24,181)
Total System Services, Inc.	(93)	(4,385)
Xerox Corp.	(507)	(5,136)

		(128,680)

Technology Hardware & Equipment — (1.7)%
Amphenol Corp., Class A	(155)	(10,063)
Corning, Inc.	(520)	(12,298)
Motorola Solutions, Inc.	(88)	(6,713)
Seagate Technology PLC (Ireland)	(150)	(5,783)

		(34,857)

Telecommunication Services — (0.2)%
Frontier Communications Corp.	(587)	(2,442)
Level 3 Communications, Inc.*	(22)	(1,020)

		(3,462)

Transportation — (1.1)%
FedEx Corp.	(81)	(14,149)
Kansas City Southern	(67)	(6,252)
Ryder System, Inc.	(33)	(2,176)

		(22,577)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (5.3)%
Alliant Energy Corp.	(113)	$(4,329)
Ameren Corp.	(62)	(3,049)
Dominion Resources, Inc.	(120)	(8,912)
Edison International	(24)	(1,734)
Entergy Corp.	(89)	(6,829)
Eversource Energy	(10)	(542)
Exelon Corp.	(392)	(13,050)
NextEra Energy, Inc.	(90)	(11,009)
PG&E Corp.	(249)	(15,231)
Pinnacle West Capital Corp.	(55)	(4,179)
Public Service Enterprise Group, Inc.	(208)	(8,709)
SCANA Corp.	(71)	(5,138)
Sempra Energy	(116)	(12,434)
Southern Co. (The)	(236)	(12,107)

		(107,252)

TOTAL COMMON STOCK (Proceeds $1,713,030)		(1,764,814)

TOTAL SECURITES SOLD SHORT - (87.6)%		(1,764,814)

(Proceeds $1,713,030)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		803,219

NET ASSETS - 100.0%		$2,015,114

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

September 30, 2016

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 59.8%
SPDR S&P 500 ETF Trust	5,531	$1,196,355

TOTAL EXCHANGE TRADED FUNDS (Cost $1,197,264)		1,196,355

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.2%		802,736

NET ASSETS - 100.0%		$1,999,091

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

September 30, 2016

	Number
	of Shares	Value
COMMON STOCKS — 100.5%
Automobiles & Components — 2.0%
BorgWarner, Inc.	120	$4,222
Delphi Automotive PLC (Jersey)	124	8,844
General Motors Co.	795	25,257
Harley-Davidson, Inc.	101	5,312
Johnson Controls International PLC	9	419

		44,054

Capital Goods — 10.6%
3M Co.	38	6,697
AMETEK, Inc.	130	6,211
Boeing Co. (The)	92	12,120
Cummins, Inc.	96	12,302
Deere & Co.	57	4,865
Dover Corp.	50	3,682
Eaton Corp. PLC (Ireland)	111	7,294
Emerson Electric Co.	362	19,733
Fastenal Co.	4	167
General Dynamics Corp.	25	3,879
Honeywell International, Inc.	32	3,731
Illinois Tool Works, Inc.	141	16,897
Ingersoll-Rand PLC (Ireland)	142	9,648
Jacobs Engineering Group, Inc.*	69	3,569
L-3 Communications Holdings, Inc.	43	6,481
Lockheed Martin Corp.	36	8,630
Masco Corp.	154	5,284
Northrop Grumman Corp.	5	1,070
PACCAR, Inc.	197	11,580
Parker-Hannifin Corp.	76	9,540
Pentair PLC (Ireland)	30	1,927
Quanta Services, Inc.*	88	2,463
Rockwell Automation, Inc.	73	8,931
Snap-on, Inc.	32	4,863
Stanley Black & Decker, Inc.	84	10,330
Textron, Inc.	2	80
United Rentals, Inc.*	52	4,081
United Technologies Corp.	412	41,859
WW Grainger, Inc.	31	6,970
Xylem, Inc.	32	1,678

		236,562

Commercial & Professional Services — 1.0%
Cintas Corp.	59	6,643
Dun & Bradstreet Corp. (The)	20	2,732
Pitney Bowes, Inc.	108	1,961
Republic Services, Inc.	20	1,009

	Number
	Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	74	$2,802
Verisk Analytics, Inc.*	15	1,219
Waste Management, Inc.	95	6,057

		22,423

Consumer Durables & Apparel — 1.5%
Coach, Inc.	21	768
Garmin Ltd. (Switzerland)	106	5,100
Harman International Industries, Inc.	40	3,378
Leggett & Platt, Inc.	75	3,418
Michael Kors Holdings Ltd. (British Virgin Islands)*	100	4,679
PVH Corp.	45	4,972
Ralph Lauren Corp.	46	4,652
Whirlpool Corp.	43	6,973

		33,940

Consumer Services — 1.5%
Darden Restaurants, Inc.	71	4,354
Marriott International, Inc., Class A	200	13,453
McDonald’s Corp.	106	12,228
Wyndham Worldwide Corp.	63	4,242

		34,277

Diversified Financials — 4.4%
Affiliated Managers Group, Inc.*	30	4,341
American Express Co.	18	1,153
BlackRock, Inc.	59	21,385
CME Group, Inc.	115	12,020
Franklin Resources, Inc.	325	11,560
Intercontinental Exchange, Inc.	16	4,310
Invesco, Ltd. (Bermuda)	230	7,192
Legg Mason, Inc.	59	1,975
Moody’s Corp.	85	9,204
Nasdaq, Inc.	93	6,281
S&P Global, Inc.	72	9,112
T Rowe Price Group, Inc.	140	9,310

		97,843

Energy — 1.9%
Diamond Offshore Drilling, Inc.	76	1,338
Marathon Petroleum Corp.	46	1,867
Murphy Oil Corp.	97	2,949
National Oilwell Varco, Inc.	212	7,789
Noble Energy, Inc.	244	8,721
Range Resources Corp.	91	3,526
Schlumberger Ltd. (Curacao)	23	1,845

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	260	$13,780

		41,815

Food & Staples Retailing — 4.2%
CVS Health Corp.	250	22,248
Sysco Corp.	315	15,438
Walgreens Boots Alliance, Inc.	368	29,668
Wal-Mart Stores, Inc.	334	24,088
Whole Foods Market, Inc.	64	1,814

		93,256

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.	313	19,791
Campbell Soup Co.	173	9,463
Coca-Cola Co. (The)	4	169
ConAgra Foods, Inc.	247	11,636
Dr Pepper Snapple Group, Inc.	104	9,496
General Mills, Inc.	32	2,044
Hershey Co. (The)	34	3,250
JM Smucker Co. (The)	66	8,946
Kellogg Co.	20	1,549
PepsiCo, Inc.	56	6,091
Reynolds American, Inc.	262	12,353
Tyson Foods, Inc., Class A	200	14,934

		99,722

Health Care Equipment & Services — 10.4%
Aetna, Inc.	198	22,859
AmerisourceBergen Corp.	120	9,694
Anthem, Inc.	149	18,671
Baxter International, Inc.	288	13,709
Cardinal Health, Inc.	181	14,064
Centene Corp.*	96	6,428
Cigna Corp.	145	18,896
CR Bard, Inc.	37	8,298
Danaher Corp.	77	6,036
Express Scripts Holding Co.*	362	25,532
HCA Holdings, Inc.*	184	13,916
Humana, Inc.	84	14,859
Laboratory Corp. of America Holdings*	56	7,699
McKesson Corp.	111	18,509
Patterson Cos., Inc.	44	2,021
Quest Diagnostics, Inc.	79	6,686
UnitedHealth Group, Inc.	124	17,360

	Number
	Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	55	$6,777

		232,014

Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	29	1,390
Clorox Co. (The)	72	9,013
Kimberly-Clark Corp.	117	14,758

		25,161

Insurance — 1.0%
Aon PLC (United Kingdom)	141	15,861
Cincinnati Financial Corp.	1	75
Marsh & McLennan Cos., Inc.	94	6,322

		22,258

Materials — 6.0%
Albemarle Corp.	36	3,078
Alcoa, Inc.	302	3,062
Avery Dennison Corp.	49	3,812
Dow Chemical Co. (The)	26	1,348
Eastman Chemical Co.	74	5,008
Ecolab, Inc.	19	2,313
El du Pont de Nemours & Co.	444	29,735
FMC Corp.	75	3,626
Freeport-McMoRan, Inc.	360	3,910
International Flavors & Fragrances, Inc.	44	6,291
International Paper Co.	137	6,573
LyondellBasell Industries NV, Class A (Netherlands)	233	18,794
Martin Marietta Materials, Inc.	36	6,448
Newmont Mining Corp.	298	11,708
Nucor Corp.	179	8,852
PPG Industries, Inc.	117	12,093
Vulcan Materials Co.	5	569
WestRock Co.	142	6,884

		134,104

Media — 5.7%
CBS Corp., Class B, non-voting shares	251	13,740
Comcast Corp., Class A	140	9,288
Discovery Communications, Inc., Class A*	345	9,287
News Corp., Class A	326	4,558
Omnicom Group, Inc.	133	11,305

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

September 30, 2016

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A	73	$4,635
TEGNA, Inc.	122	2,667
Time Warner, Inc.	198	15,763
Twenty-First Century Fox, Inc., Class A	1,052	25,479
Viacom, Inc., Class B	222	8,458
Walt Disney Co. (The)	238	22,101

		127,281

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
AbbVie, Inc.	241	15,200
Agilent Technologies, Inc.	183	8,617
Amgen, Inc.	94	15,680
Biogen, Inc.*	90	28,173
Gilead Sciences, Inc.	501	39,639
Johnson & Johnson	36	4,253
Mallinckrodt PLC (Ireland)*	46	3,210
Merck & Co, Inc.	315	19,659
Pfizer, Inc.	543	18,391
Waters Corp.*	2	317

		153,139

Real Estate — 0.1%
HCP, Inc., REIT	7	266
Ventas, Inc., REIT	14	989
Welltower, Inc., REIT	14	1,047

		2,302

Retailing — 8.5%
AutoNation, Inc.*	57	2,776
AutoZone, Inc.*	16	12,293
Bed Bath & Beyond, Inc.	90	3,880
Best Buy Co., Inc.	181	6,911
Dollar General Corp.	159	11,128
Foot Locker, Inc.	75	5,079
Gap, Inc. (The)	225	5,004
Genuine Parts Co.	83	8,337
Home Depot, Inc. (The)	272	35,001
Kohl’s Corp.	102	4,462
Lowe’s Cos., Inc.	380	27,440
Macy’s, Inc.	174	6,447
Priceline Group, Inc. (The)*	9	13,243
Ross Stores, Inc.	223	14,339
Signet Jewelers, Ltd. (Bermuda)	43	3,205
Target Corp.	328	22,527

	Number
	Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	18	$1,307
TJX Cos., Inc. (The)	5	374
Tractor Supply Co.	75	5,051
Urban Outfitters, Inc.*	66	2,278

		191,082

Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc.	171	11,021
Applied Materials, Inc.	608	18,331
Broadcom Ltd. (Singapore)	—	51
Intel Corp.	216	8,154
KLA-Tencor Corp.	88	6,135
Lam Research Corp.	101	9,566
Linear Technology Corp.	130	7,708
NVIDIA Corp.	293	20,076
Qorvo, Inc.*	71	3,958
QUALCOMM, Inc.	587	40,210
Skyworks Solutions, Inc.	24	1,827
Texas Instruments, Inc.	388	27,230
Xilinx, Inc.	143	7,771

		162,038

Software & Services — 8.1%
Accenture PLC, Class A (Ireland)	92	11,240
Akamai Technologies, Inc.*	98	5,193
Automatic Data Processing, Inc.	256	22,579
CA, Inc.	233	7,708
CSRA, Inc.	92	2,475
eBay, Inc.*	643	21,155
Electronic Arts, Inc.*	169	14,433
International Business Machines Corp.	230	36,536
Intuit, Inc.	153	16,832
Oracle Corp.	667	26,200
Symantec Corp.	144	3,614
Teradata Corp.*	73	2,263
VeriSign, Inc.*	80	6,259
Western Union Co. (The)	274	5,705

		182,192

Technology Hardware & Equipment — 6.7%
Amphenol Corp., Class A	95	6,167
Apple, Inc.	272	30,750
Cisco Systems, Inc.	1,240	39,333
Corning, Inc.	172	4,068
F5 Networks, Inc.*	38	4,736

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

September 30, 2016

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FLIR Systems, Inc.	39	$1,225
Harris Corp.	70	6,413
Hewlett Packard Enterprise Co.	955	21,726
HP, Inc.	961	14,924
Juniper Networks, Inc.	215	5,173
NetApp, Inc.	160	5,731
Seagate Technology PLC (Ireland)	2	77
TE Connectivity Ltd. (Switzerland)	138	8,884
Western Digital Corp.	1	43

		149,250

Telecommunication Services — 2.7%
AT&T, Inc.	476	19,331
CenturyLink, Inc.	307	8,421
Verizon Communications, Inc.	643	33,423

		61,175

Transportation — 4.5%
Alaska Air Group, Inc.	70	4,609
CH Robinson Worldwide, Inc.	80	5,637
CSX Corp.	145	4,422
Delta Air Lines, Inc.	422	16,610
Expeditors International of Washington, Inc.	102	5,255
JB Hunt Transport Services, Inc.	33	2,678

	Number
	Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	52	$5,047
Southwest Airlines Co.	351	13,650
Union Pacific Corp.	87	8,485
United Continental Holdings, Inc.*	198	10,389
United Parcel Service, Inc., Class B	212	23,184

		99,966

Utilities — 0.1%
NRG Energy, Inc.	177	1,984

TOTAL COMMON STOCKS - 100.5% (Cost $2,062,882)		2,247,838

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(11,952)

NET ASSETS - 100.0%		$2,235,886

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

September 30, 2016

	Number
	of Shares	Value
EXCHANGE TRADED FUNDS — 98.8%
SPDR S&P 500 ETF Trust	9,126	$1,973,954

TOTAL EXCHANGE TRADED FUNDS (Cost $1,975,454)		1,973,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		24,546

NET ASSETS - 100.0%		$1,998,500

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

September 30, 2016

	Number
	of Shares	Value
EXCHANGE TRADED FUNDS — 98.8%
SPDR S&P 500 ETF Trust	9,126	$1,973,954

TOTAL EXCHANGE TRADED FUNDS (Cost $1,975,454)		1,973,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		24,546

NET ASSETS - 100.0%		$1,998,500

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

September 30, 2016

	Number
	of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.9%
Gotham Absolute 500 Fund	312,114	$3,186,686
Gotham Enhanced 500 Fund	177,091	1,809,871
Gotham Index Plus Fund	177,748	1,882,353
Gotham Neutral Fund	118,865	1,177,956

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $8,071,166)		8,056,866

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		5,012

NET ASSETS - 100.0%		$8,061,878

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2016

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund

Assets
Non-affiliated investments, at value[1,2,3]	$1,186,199,205	$19,297,116
Cash	16,670,453	292,703
Deposits with brokers for securities sold short	562,445,323	7,153,972
Receivables:
Investments sold	30,691,296	274,172
Capital shares sold	609,100	—
Dividends and interest	1,195,678	17,249
Prepaid expenses and other assets	92,599	17,104

Total assets	1,797,903,654	27,052,316

Liabilities
Securities sold short, at value[4]	592,289,227	11,187,126
Due to custodian	—	—
Payables:
Securities lending collateral	185,303,020	2,093,985
Investments purchased	32,263,072	237,684
Capital shares redeemed	2,021,953	—
Investment Adviser	1,631,670	16,566
Dividends and fees on securities sold short	763,738	16,805
Administration and accounting fees	75,058	12,388
Custodian fees	29,381	1,708
Accrued expenses	539,330	40,228

Total liabilities	814,916,449	13,606,490

Net Assets	$982,987,205	$13,445,826

Net Assets Consisted of:
Capital stock, $0.01 par value	$774,213	$13,167
Paid-in capital	1,154,939,932	13,342,506
Accumulated net investment income/(loss)	(1,948,744)	(11,056)
Accumulated net realized loss from investments and securities sold short	(315,693,631)	(1,647,838)
Net unrealized appreciation/(depreciation) on investments and securities sold short	144,915,435	1,749,047

Net Assets	$982,987,205	$13,445,826

Institutional Class Shares:
Net assets	$982,987,205	$13,445,826

Shares Outstanding	77,421,334	1,316,726

Net asset value, offering and redemption price per share	$12.70	$10.21

[1] Non-affiliated investments, at cost	$1,044,497,520	$17,671,922
[2] Includes market value of securities on loan	$182,927,835	$2,059,808
[3] Includes market value of securities designated as collateral for securities
on loan	$201,332,471	$3,279,838
[4] Proceeds received, securities sold short	$595,502,977	$11,310,979

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2016

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund
$1,196,355	$1,638,157,249	$36,571,255	$1,973,954	$944,892,467
—	2,796,868	—	—	6,528,482
—	328,818,603	5,590,474	—	648,689,514
—	32,878,505	924,783	—	43,996,775
2,000,000	1,413,290	341,499	2,000,000	6,983,376
—	1,642,832	28,834	—	808,758
—	82,664	22,058	—	112,622

3,196,355	2,005,790,011	43,478,903	3,973,954	1,652,011,994

—	692,141,303	16,862,929	—	748,584,371
—	—	592,350	—	—
—	319,346,369	4,729,768	—	71,688,243
1,197,264	36,827,862	1,340,285	1,975,454	38,055,490
—	4,391,025	—	—	8,441,097
—	1,562,732	14,315	—	1,304,377
—	1,045,562	27,507	—	668,071
—	56,445	12,698	—	52,775
—	24,633	993	—	26,825
—	191,709	33,156	—	166,844

1,197,264	1,055,587,640	23,614,001	1,975,454	868,988,093

$1,999,091	$950,202,371	$19,864,902	$1,998,500	$783,023,901

$2,000	$806,068	$19,442	$2,000	$790,351
1,998,000	935,828,149	18,909,420	1,998,000	884,564,027
—	(11,694)	57,635	—	(5,098,749)
—	(113,053,952)	(936,791)	—	(175,643,823)

(909)	126,633,800	1,815,196	(1,500)	78,412,095

$1,999,091	$950,202,371	$19,864,902	$1,998,500	$783,023,901

$1,999,091	$950,202,371	$19,864,902	$1,998,500	$783,023,901

200,000	80,606,766	1,944,158	200,000	79,035,132

$10.00	$11.79	$10.22	$9.99	$9.91

$1,197,264	$1,500,017,651	$34,354,557	$1,975,454	$851,626,749
$—	$315,781,576	$4,658,174	$—	$70,523,196
$—	$344,555,308	$7,200,620	$—	$75,832,796
$—	$680,635,505	$16,461,427	$—	$733,730,748

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2016

	Gotham Index Plus Fund	Gotham Index Core Fund

Assets
Non-affiliated investments, at value[1,2,3]	$80,233,170	$1,973,954
Affiliated investments, at value[4]	—	—
Cash	518,200	—
Deposits with brokers for securities sold short	11,914,555	—
Receivables:
Investments sold	859,268	—
Capital shares sold	444,571	2,000,000
Dividends and interest	65,537	—
Investment Adviser	—	—
Offering cost.	—	—
Prepaid expenses and other assets	21,018	—

Total assets	94,056,319	3,973,954

Liabilities
Securities sold short, at value[5]	36,407,511	—
Payables:
Securities lending collateral	12,001,529	—
Investments purchased	1,313,914	1,975,454
Dividends and fees on securities sold short	63,884	—
Investment Adviser	29,945	—
Administration and accounting fees	12,507	—
Custodian fees	1,051	—
Accrued expenses	36,150	—

Total liabilities	49,866,491	1,975,454

Net Assets	$44,189,828	$1,998,500

Net Assets Consisted of:
Capital stock, $0.01 par value	$41,738	$2,000
Paid-in capital	42,195,328	1,998,000
Accumulated net investment income/(loss)	173,235	—
Accumulated net realized loss from investments and securities sold short	(1,154,719)	—
Net unrealized appreciation/(depreciation) on investments and securities sold short	2,934,246	(1,500)

Net Assets	$44,189,828	$1,998,500

Institutional Class Shares:
Net assets	$44,189,828	$1,998,500

Shares Outstanding	4,173,806	200,000

Net asset value, offering and redemption price per share	$10.59	$9.99

[1]Non-affiliated investments, at cost	$76,551,619	$1,975,454
[2]Includes market value of securities on loan	$11,835,420	$—
[3]Includes market value of securities designated as collateral for securities on loan	$13,380,717	$—
[4]Affiliated investments, at cost	$—	$—
[5]Proceeds received, securities sold short	$35,660,206	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2016

Gotham Hedged Plus Fund	Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund

$2,976,709	$1,196,355	$2,247,838	$1,973,954	$1,973,954	$—
—	—	—	—	—	8,056,866
199,877	—	11,721	—	—	26,748
662,838	—	—	—	—	—

81,587	—	7,810	—	—	—
—	2,000,000	—	2,000,000	2,000,000	—
2,556	—	2,084	—	—	—
5,484	—	—	—	—	23,960
7,652	—	—	—	—	—
17,464	—	12,451	—	—	11,915

3,954,167	3,196,355	2,281,904	3,973,954	3,973,954	8,119,489

1,764,814	—	—	—	—	—

63,578	—	—	—	—	—
75,166	1,197,264	8,983	1,975,454	1,975,454	—
2,641	—	—	—	—	—
—	—	7,419	—	—	—
10,381	—	7,393	—	—	30,229
34	—	65	—	—	1,705
22,439	—	22,158	—	—	25,677

1,939,053	1,197,264	46,018	1,975,454	1,975,454	57,611

$2,015,114	$1,999,091	$2,235,886	$1,998,500	$1,998,500	$8,061,878

$2,000	$2,000	$2,056	$2,000	$2,000	$8,046
1,983,483	1,998,000	2,035,427	1,998,000	1,998,000	8,103,208
15,319	—	44,870	—	—	(6,350)
(28,644)	—	(31,423)	—	—	(28,726)

42,956	(909)	184,956	(1,500)	(1,500)	(14,300)

$2,015,114	$1,999,091	$2,235,886	$1,998,500	$1,998,500	$8,061,878

$2,015,114	$1,999,091	$2,235,886	$1,998,500	$1,998,500	$8,061,878

200,000	200,000	205,603	200,000	200,000	804,589

$10.08	$10.00	$10.87	$9.99	$9.99	$10.02

$2,881,969	$1,197,264	$2,062,882	$1,975,454	$1,975,454	$—
$62,667	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$8,071,166
$1,713,030	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Period/Year Ended September 30, 2016

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund

Investment Income
Dividends from non-affiliated securities	$42,227,029	$574,681
Less: foreign taxes withheld	(90,007)	—
Interest	2,037	11
Income from securities loaned (Note 5)	2,639,344	1,762

Total investment income	44,778,403	576,454

Expenses
Advisory fees (Note 2)	35,380,440	254,712
Dividends and fees on securities sold short	14,167,692	293,380
Transfer agent fees (Note 2)	2,222,813	492
Fees on cash collateral (Note 5)	1,547,063	19,634
Administration and accounting fees (Note 2)	499,962	18,058
Custodian fees (Note 2)	156,861	1,196
Printing and shareholder reporting fees	146,672	1,554
Trustees’ and officers’ fees (Note 2)	140,223	1,950
Legal fees	113,235	6,689
Registration and filing fees	79,739	11,697
Audit fees	26,287	26,085
Other expenses	128,834	3,281

Total expenses before waivers and reimbursements.	54,609,821	638,728

Recoupments and/or waivers, reimbursements (Note 2)	—	(32,059)

Net expenses after waivers and reimbursements	54,609,821	606,669

Net investment income/(loss)	(9,831,418)	(30,215)

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(14,294,381)	(839,418)
Net realized gain/(loss) from securities sold short	51,833,525	116,296
Net change in unrealized appreciation/(depreciation) on investments	236,459,215	2,834,142
Net change in unrealized appreciation/(depreciation) on securities sold short	(218,095,065)	(1,061,512)

Net realized and unrealized gain/(loss) on investments	55,903,294	1,049,508

Net increase/(decrease) in net assets resulting from operations	$46,071,876	$1,019,293

*	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2016

Gotham Absolute 500 Core Fund*	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund*	Gotham Neutral Fund

$—	$36,043,345	$552,656	$—	$18,502,275
—	(63,555)	—	—	(62,973)
—	12,197	—	—	1,443
—	1,785,045	1,275	—	1,269,554

—	37,777,032	553,931	—	19,710,299

—	20,212,822	193,671	—	15,561,462
—	12,513,598	268,918	—	10,589,154
—	762,762	3,378	—	662,879
—	1,933,467	24,460	—	231,809
—	301,472	34,608	—	247,462
—	75,798	950	—	86,256
—	57,373	1,956	—	45,923
—	69,665	2,325	—	52,236
—	70,475	20,068	—	57,832
—	73,147	11,914	—	49,384
—	26,780	27,308	—	27,347
—	67,775	4,532	—	49,383

—	36,165,134	594,088	—	27,661,127

—	—	(76,809)	—	—

—	36,165,134	517,279	—	27,661,127

—	1,611,898	36,652	—	(7,950,828)

—	60,153,132	(10,201)	—	33,906,674
—	12,329,003	(575,998)	—	(28,957,589)
(909)	130,810,238	3,124,183	(1,500)	118,160,034
—	(129,909,557)	(929,842)	—	(117,149,846)

(909)	73,382,816	1,608,142	(1,500)	5,959,273

$(909)	$74,994,714	$1,644,794	$(1,500)	$(1,991,555)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2016

	Gotham Index Plus Fund	Gotham Index Core Fund*
Investment Income
Dividends from non-affiliated securities	$941,862	$—
Dividends from affiliated securities	—	—
Less: foreign taxes withheld	(110)	—
Interest	116	—
Income from securities loaned (Note 5)	2,913	—

Total investment income	944,781	—

Expenses
Advisory fees (Note 2)	233,736	—
Dividends and fees on securities sold short	473,368	—
Fees on cash collateral (Note 5)	37,129	—
Administration and accounting fees (Note 2)	34,545	—
Audit fees	26,917	—
Legal fees	19,677	—
Registration and filing fees	13,475	—
Transfer agent fees (Note 2)	9,361	—
Offering fees	6,714	—
Printing and shareholder reporting fees	4,464	—
Trustees’ and officers’ fees (Note 2)	2,620	—
Custodian fees (Note 2)	1,716	—
Other expenses	5,256	—

Total expenses before waivers and reimbursements	868,978	—

Recoupments and/or waivers, reimbursements (Note 2)	(89,405)	—

Net expenses after waivers and reimbursements	779,573	—

Net investment income	165,208	—

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(7,273)	—
Net realized loss from affiliated investments	—	—
Net realized loss from securities sold short	(846,414)	—
Net change in unrealized appreciation/(depreciation) on investments	4,872,809	(1,500)
Net change in unrealized appreciation/(depreciation) on securities sold short	(1,463,050)	—

Net realized and unrealized gain/(loss) on investments	2,556,072	(1,500)

Net increase/(decrease) in net assets resulting from operations	$2,721,280	$(1,500)

*	The Fund commenced operations on September 30, 2016.
**	The Fund commenced operations on March 31, 2016.
***	The Fund commenced operations on December 31, 2015.
(a)	Includes $580,852 from affiliated investments.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period/Year Ended September 30, 2016

Gotham Hedged Plus Fund**	Gotham Hedged Core Fund*	Gotham Institutional Value Fund***	Gotham Defensive Long Fund*	Gotham Defensive Long 500 Fund*	Gotham Total Return Fund

$30,795	$—	$35,644	$—	$—	$—
—	—	—	—	—	151,677
(3)	—	—	—	—	—
48	—	1	—	—	502
3	—	—	—	—	—

30,843	—	35,645	—	—	152,179

9,853	—	12,137	—	—	—
19,460	—	—	—	—	—
—	—	—	—	—	—
12,458	—	12,392	—	—	48,133
18,031	—	18,461	—	—	20,551
1,477	—	1,640	—	—	19,120
7,669	—	13,309	—	—	6,276
1,103	—	1,586	—	—	2,258
6,848	—	10,281	—	—	5,929
513	—	689	—	—	331
71	—	72	—	—	1,857
74	—	114	—	—	12,355
2,929	—	3,396	—	—	3,796

80,486	—	74,077	—	—	120,606

(49,689)	—	(59,712)	—	—	(107,341)

30,797	—	14,365	—	—	13,265

46	—	21,280	—	—	138,914

35,334	—	(31,423)	—	—	—
—	—	—	—	—	(28,726)
(63,222)	—	—	—	—	—
94,740	(909)	184,956	(1,500)	(1,500)	580,852 (a)
(51,784)	—	—	—	—	—

15,068	(909)	153,533	(1,500)	(1,500)	552,126

$15,114	$(909)	$174,813	$(1,500)	$(1,500)	$691,040

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund
	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Net increase/(decrease) in net assets from operations:
Net investment loss	$(9,831,418)	$(13,911,864)		$(21,089,259)
Net realized gain/(loss) from investments and securities sold short(1)	37,539,144	(99,824,228	)(a)	(162,961,929)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short(1)	18,364,150	(146,982,813	)(c)	212,411,733

Net increase/(decrease) in net assets resulting from operations	46,071,876	(260,718,905)		28,360,545

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	(29,543,843)	—		(55,752,862)
Return of capital	—	—		—

Net decrease in net assets from dividends and distributions to shareholders	(29,543,843)	—		(55,752,862)

Increase/(decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(1,599,639,099)	(830,945,748)		2,134,945,533

Total increase/(decrease) in net assets	(1,583,111,066)	(1,091,664,653)		2,107,553,216

Net assets
Beginning of period	2,566,098,271	3,657,762,924		1,550,209,708

End of period	$982,987,205	$2,566,098,271		$3,657,762,924

Accumulated net investment loss, end of period	$(1,948,744)	$(13,260,100)		$(5,670,454)

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	The Fund commenced operations on July 31, 2014.
***	The Fund commenced operations on September 30, 2016.
(1)	Revised for the period ended September 30, 2015. See Note 1 in the Notes to Financial Statements.
(a)	Previously $11,937,644.
(b)	Previously $37,751.
(c)	Previously $(258,744,685).
(d)	Previously $(920,458).
(e)	Previously $0.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Absolute 500 Fund			Gotham Absolute 500 Core Fund
For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*	For the Period Ended April 30, 2015**	For the Period Ended September 30, 2016***

$(30,215)	$(37,474)		$(63,578)	$—

(723,122)	(404,546	)(b)	33,770	—

1,772,630	(478,161	)(d)	454,578	(909)

1,019,293	(920,181)		424,770	(909)

(317,388)	—		(168,661)	—
(380,847)	—		—	—

(698,235)	—		(168,661)	—

(2,676,554)	6,138,271		10,327,123	2,000,000

(2,355,496)	5,218,090		10,583,232	1,999,091

15,801,322	10,583,232		—	—

$13,445,826	$15,801,322		$10,583,232	$1,999,091

$(11,056)	$(31,550	)(e)	$—	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Return Fund
	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,611,898	$(3,776,186)		$(3,970,995)
Net realized gain/(loss) from investments and securities sold short(1)	72,482,135	(28,026,492	)(a)	(60,202,331)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short(1)	900,681	(111,161,074	)(c)	131,582,206

Net increase/(decrease) in net assets resulting from operations	74,994,714	(142,963,752)		67,408,880

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—		—
Net realized capital gains	(18,962,062)	—		(102,523,021)

Net decrease in net assets from dividends and distributions to shareholders	(18,962,062)	—		(102,523,021)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(232,094,666)	(288,850,175)		790,275,574

Total increase/(decrease) in net assets	(176,062,014)	(431,813,927)		755,161,433

Net assets
Beginning of period	1,126,264,385	1,558,078,312		802,916,879

End of period	$950,202,371	$1,126,264,385		$1,558,078,312

Accumulated net investment income/(loss), end of period	$(11,694)	$(3,600,675)		$(13,046)

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	The Fund commenced operations on December 31, 2014.
***	The Fund commenced operations on September 30, 2016.
(1)	Revised for the period ended September 30, 2015. See Note 1 in the Notes to Financial Statements.
(a)	Previously $30,369,744.
(b)	Previously $(24,239,378).
(c)	Previously $(169,557,310).
(d)	Previously $(7,019,705).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Enhanced 500 Fund		Gotham Enhanced 500 Core Fund	Gotham Neutral Fund
For the Year Ended September 30, 2016	For the Period Ended September 30, 2015**	For the Period Ended September 30, 2016***	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015

$ 36,652	$ (10,430)	$ —	$ (7,950,828)	$(4,636,647)		$ (8,246,724)

(586,199)	(302,659)	—	4,949,085	(55,196,144)(	b)	(95,265,698)

2,194,341	(379,145)	(1,500)	1,010,188	23,937,061(d	)	45,123,204
1,644,794	(692,234)	(1,500)	(1,991,555)	(35,895,730)		(58,389,218)

(9,998)	—	—	—	—		—
(32,499)	—	—	(4,408,426)	—		(20,618,661)

(42,497)	—	—	(4,408,426)	—		(20,618,661)

12,195,925	6,758,914	2,000,000	33,716,398	(140,831,187)		782,970,680

13,798,222	6,066,680	1,998,500	27,316,417	(176,726,917)		703,962,801

6,066,680	—	—	755,707,484	932,434,401		228,471,600
$19,864,902	$6,066,680	$1,998,500	$783,023,901	$755,707,484		$932,434,401
$ 57,635	$ 9,997	$ —	$ (5,098,749)	$ (4,347,041)		$ (2,449,271)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Index Plus Fund
	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
Net increase/(decrease) in net assets from operations:
Net investment income	$165,208	$20,585
Net realized loss from investments and securities sold short	(853,687)	(177,648)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	3,409,759	(475,513)

Net increase/(decrease) in net assets resulting from operations	2,721,280	(632,576)

Less Dividends and Distributions to Shareholders from:
Net investment income	(54,282)	—
Net realized capital gains	(90,322)	—

Net decrease in net assets from dividends and distributions to shareholders	(144,604)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	33,944,340	8,301,388

Total increase in net assets	36,521,016	7,668,812

Net assets
Beginning of period	7,668,812	—

End of period	$44,189,828	$7,668,812

Accumulated net investment income, end of period	$173,235	$34,239

*	The Fund commenced operations on March 31, 2015.
**	The Fund commenced operations on September 30, 2016.
***	The Fund commenced operations on March 31, 2016.
****	The Fund commenced operations on December 31, 2015.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Index Core Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund	Gotham Institutional Value Fund
For the Period Ended September 30, 2016**	For the Period Ended September 30, 2016***	For the Period Ended September 30, 2016**	For the Period Ended September 30, 2016****

$—	$46	$—	$21,280
—	(27,888)	—	(31,423)

(1,500)	42,956	(909)	184,956

(1,500)	15,114	(909)	174,813

—	—	—	—
—	—	—	—

—	—	—	—

2,000,000	2,000,000	2,000,000	2,061,073

1,998,500	2,015,114	1,999,091	2,235,886

—	—	—	—

$1,998,500	$2,015,114	$1,999,091	$2,235,886

$—	$15,319	$—	$44,870

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
	For the Period Ended September 30, 2016*	For the Period Ended September 30, 2016*
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$—	$—
Net realized gain/(loss) from investments	—	—
Net change in unrealized appreciation/(depreciation) on investments	(1,500)	(1,500)

Net increase/(decrease) in net assets resulting from operations	(1,500)	(1,500)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—
Net realized capital gains	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	2,000,000	2,000,000

Total increase in net assets	1,998,500	1,998,500

Net assets
Beginning of period	—	—

End of period	$1,998,500	$1,998,500

Accumulated net investment loss, end of period	$—	$—

*	The Fund commenced operations on September 30, 2016.
**	The Fund commenced operations on March 31, 2015.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham Total Return Fund

For the Year Ended September 30, 2016	For the Period Ended September 30, 2015**

$138,914	$(4,880)
(28,726)	13,741
580,852	(595,152)

691,040	(586,291)

(149,275)	—
(13,741)	—

(163,016)	—

523,582	7,596,563

1,051,606	7,010,272

7,010,272	—

$8,061,878	$7,010,272

$(6,350)	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund	Gotham Enhanced Return Fund
	For the Year Ended September 30, 2016	For the Year Ended September 30, 2016	For the Year Ended September 30, 2016
Cash flows provided by (used in) operating activities:
Net increase/(decrease) in net assets resulting from operations	$46,071,876	$1,019,293	$74,994,714
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(5,793,797,443)	(58,898,415)	(4,330,584,496)
Proceeds from disposition of long-term portfolio investments	7,933,555,892	64,100,978	4,835,018,287
Purchases to cover securities sold short	(4,609,116,026)	(40,108,862)	(2,611,750,831)
Proceeds from securities sold short	3,473,991,930	37,381,145	2,350,046,637
Net realized gain/(loss) on investments and securities sold short	(37,539,144)	723,122	(72,482,135)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(18,364,150)	(1,772,630)	(900,681)
Return of capital received from real estate investment trusts	235,233	5,339	179,193
Increase/(decrease) in deposits with brokers for securities sold short	909,799,778	1,651,125	39,448,100
Increase/(decrease) in receivable for securities sold	137,886,277	489,091	37,912,139
Increase/(decrease) in dividend and interest receivable	1,854,542	7,497	143,282
Increase/(decrease) in investment adviser receivable	—	—	—
Increase/(decrease) in prepaid expenses and other assets	14,506	(5,602)	8,461
Increase/(decrease) in payable for investments purchased	(111,886,193)	(457,720)	(26,101,017)
Increase/(decrease) in use of cash collateral from securities lending	(300,190,625)	(795,972)	(69,048,844)
Increase/(decrease) in dividends and fees payable for securities sold short	(454,048)	2,714	295,869
Increase/(decrease) in payable for investment advisor	(2,859,154)	(11,554)	(374,213)
Increase/(decrease) in accrued expense payable	16,125	(39,518)	891

Net cash provided by (used in) operating activities	1,629,219,376	3,290,031	226,805,356

Cash flows from financing activities:
Proceeds from shares sold	362,750,569	7,965,630	159,453,365
Payment of shares redeemed	(1,989,261,348)	(11,331,968)	(411,281,308)
Dividends and Distributions to Shareholders	(13,766,473)	(8,451)	(2,475,703)
Increase/(decrease) in due to custodian	—	—	—

Net cash provided by (used in) financing activities	(1,640,277,252)	(3,374,789)	(254,303,646)

Net increase/(decrease) in cash	(11,057,876)	(84,758)	(27,498,290)

Cash at beginning of period	27,728,329	377,461	30,295,158

Cash at end of period	$16,670,453	$292,703	$2,796,868

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$6,295,828	$55,095	$7,855,351

*	The Fund commenced operations on March 31, 2016.
**	The Fund commenced operations on December 31, 2015.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

Gotham Enhanced 500 Fund	Gotham Neutral Fund	Gotham Index Plus Fund	Gotham Hedge Plus Fund	Gotham Institutional Value Fund	Gotham Total Return Fund
For the Year Ended September 30, 2016	For the Year Ended September 30, 2016	For the Year Ended September 30, 2016	For the Period Ended September 30, 2016*	For the Period Ended September 30, 2016**	For the Year Ended September 30, 2016

$1,644,794	$(1,991,555)	$2,721,280	$15,114	$174,813	$691,040

(73,771,395)	(2,858,689,603)	(161,143,097)	(6,934,502)	(6,641,764)	(968,133)
51,566,871	2,986,800,325	100,282,208	4,087,867	4,547,459	455,546
(23,587,469)	(2,633,110,192)	(36,951,189)	(2,025,054)	—	—
33,741,211	2,499,346,732	64,180,879	3,674,862	—	—

586,199	(4,949,085)	853,687	27,888	31,423	28,726

(2,194,341)	(1,010,188)	(3,409,759)	(42,956)	(184,956)	(580,852)
2,501	37,602	1,734	—	—	—

(4,059,855)	(51,600,380)	(9,149,980)	(662,838)	—	—
(641,330)	28,820,129	(480,914)	(81,587)	(7,810)	—
(15,772)	95,310	(18,191)	(2,556)	(2,084)	—
—	—	(5,045)	(5,484)	—	(23,960)
(6,065)	(22,835)	(4,699)	(25,116)	(12,451)	(11,423)
1,062,251	(23,589,817)	967,482	75,166	8,983	—

3,023,845	5,486,096	9,238,265	63,578	—	—

21,767	239,604	56,474	2,641	—	(95)
(25,362)	61,508	(2,168)	—	7,419	(19,367)
15,225	72,249	22,711	32,854	29,616	33,896

(12,636,925)	(54,004,100)	(32,840,322)	(1,800,123)	(2,049,352)	(394,622)

12,019,087	488,718,420	34,151,696	2,000,000	2,061,073	820,627
(207,158)	(452,260,118)	(796,531)	—	—	(460,061)
—	(765,898)	—	—	—	—
592,350	—	—	—	—	—

12,404,279	35,692,404	33,355,165	2,000,000	2,061,073	360,566

(232,646)	(18,311,696)	514,843	199,877	11,721	(34,056)

232,646	24,840,178	3,357	—	—	60,804

$—	$6,528,482	$518,200	$199,877	$11,721	$26,748

$83,632	$3,906,009	$138,945	$3,480	$—	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities					Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distribution from Capital Gains	Return of Capital

Gotham Absolute Return Fund
Institutional Class Shares
10/01/2015-09/30/2016	$12.48	$(0.07)	$0.46		$0.39		$—	$(0.17)	$—
05/01/2015-09/30/2015*	13.54	(0.06)	(1.00)		(1.06)		—	—	—
05/01/2014-04/30/2015	13.45	(0.10)	0.43		0.33		—	(0.24)	—
05/01/2013-04/30/2014	11.40	(0.16)	2.77		2.61		—	(0.56)	—
08/31/2012**-04/30/2013	10.00	(0.08)	1.53		1.45		(0.01)	(0.05)	—

Gotham Absolute 500 Fund
Institutional Class Shares
10/01/2015-09/30/2016	$9.80	$(0.02)	$0.77		$0.75		$—	$(0.16)	$(0.19)
05/01/2015-09/30/2015*	10.47	(0.03)	(0.64)		(0.67)		—	—	—
07/31/2014**-04/30/2015	10.00	(0.09)	0.78		0.69		—	(0.23)	—

Gotham Absolute 500 Core Fund
Institutional Class Shares
09/30/2016***-09/30/2016	$10.00	$—	$(0.00	)(5)	$(0.00	)(5)	$—	$—	$—

Gotham Enhanced Return Fund
Institutional Class Shares
10/01/2015-09/30/2016	$11.10	$0.02	$0.87		$0.89		$—	$(0.20)	$—
05/01/2015-09/30/2015*	12.38	(0.03)	(1.25)		(1.28)		—	—	—
05/01/2014-04/30/2015	12.39	(0.04)	0.97		0.93		—	(0.94)	—
05/31/2013**-04/30/2014	10.00	(0.07)	2.96		2.89		—	(0.50)	—

*	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Absolute Return Fund would be 2.20%, 2.15%, 2.15%, 2.20% and 2.25%, for the year ended September 30, 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively; for the Gotham Absolute 500 Fund, they would be 1.84%, 2.25% and 2.25% for the year ended September 30, 2016, the periods ended September 30, 2015 and April 30, 2015, respectively, and for the Gotham Enhanced Return Fund, they would be 2.15%, 2.14%, 2.16% and 2.25% for year ended September 30, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Total Distributions	Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$(0.17)	$0.00	(5)	$12.70	3.14%	$982,987	3.09%		3.09%		(0.56)%		272.37%
—	0.00	(5)	12.48	(7.83)%	2,566,098	2.95	%(6)	2.95	%(6)	(1.03	)%(6)	134.07	%(7)
(0.24)	0.00	(5)	13.54	2.44%	3,657,763	2.81%		2.81%		(0.75)%		336.09%
(0.56)	0.00	(5)	13.45	23.21%	1,550,210	2.98%		2.96%		(1.23)%		399.16%
(0.06)	0.01		11.40	14.67%	53,680	3.24	%(6)	4.18	%(6)	(1.13	)%(6)	279.84	%(7)

$(0.35)	$0.01		$10.21	7.88%	$13,446	3.80%		4.00%		(0.19)%		251.62%
—	—		9.80	(6.40)%	15,801	4.22	%(6)	4.75	%(6)	(0.69	)%(6)	126.07	%(7)
(0.23)	0.01		10.47	6.98%	10,583	4.13	%(6)	5.92	%(6)	(1.15	)%(6)	327.45	%(7)

$—	$—		$10.00	0.00%	$1,999	—		—		—		—

$(0.20)	$0.00	(5)	$11.79	8.18%	$950,202	3.58%		3.58%		0.16%		247.97%
—	0.00	(5)	11.10	(10.34)%	1,126,264	3.36	%(6)	3.36	%(6)	(0.66	)%(6)	85.25	%(7)
(0.94)	0.00	(5)	12.38	7.34%	1,558,078	3.23%		3.23%		(0.31)%		274.67%
(0.50)	0.00	(5)	12.39	29.36%	802,917	3.54	%(6)	3.54	%(6)	(0.63	)%(6)	364.77	%(7)(8)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Enhanced 500 Fund
Institutional Class Shares
10/01/2015-09/30/2016	$8.99	$0.03	$1.26	$1.29	$(0.01)	$(0.05)	$(0.06)
12/31/2014*-09/30/2015	10.00	(0.02)	(0.99)	(1.01)	—	—	—

Gotham Enhanced 500 Core Fund
Institutional Class Shares
09/30/2016**-09/30/2016	$10.00	$—	$(0.01)	$(0.01)	$—	$—	$—

Gotham Neutral Fund
Institutional Class Shares
10/01/2015-09/30/2016	$9.99	$(0.10)	$0.08	$(0.02)	$—	$(0.06)	$(0.06)
05/01/2015-09/30/2015***	10.42	(0.06)	(0.37)	(0.43)	—	—	—
05/01/2014-04/30/2015	11.21	(0.12)	(0.43)	(0.55)	—	(0.24)	(0.24)
08/30/2013*-04/30/2014	10.00	(0.12)	1.37	1.25	—	(0.04)	(0.04)

*	Commencement of operations.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
***	The Fund changed its fiscal year end from April 30 to September 30. See Note 1 in the Notes to Financial Statements.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Enhanced 500 Fund would be 1.77% and 2.25% for the year ended September 30, 2016 and the period ended September 30, 2015, respectively, and for the Gotham Neutral Fund, they would be 2.16%, 2.16%, 2.18% and 2.25% for the year ended September 30, 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(7)	Annualized.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)		Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (excluding dividend and interest expense)(3)(4)		Ratio of Net Investment Income to Average Net Assets without waivers, expense reimbursements, and recoupments if any		Portfolio Turnover Rate

$0.00	(5)	$10.22	14.43	%(6)	$19,865	4.09%		4.69%		0.29%		219.41%
—		8.99	(10.10)%		6,067	4.40	%(7)	5.54	%(7)	(0.24	)%(7)	355.33	%(8)

$—		$9.99	(0.10)%		$1,999	—		—		—		—

$0.00	(5)	$9.91	(0.16)%		$783,024	3.56%		3.56%		(1.02)%		303.46%
0.00	(5)	9.99	(4.13)%		755,707	3.38	%(7)	3.38	%(7)	(1.38	)%(7)	141.02	%(8)
0.00	(5)	10.42	(5.00)%		932,434	3.20%		3.19%		(1.11)%		377.72%
0.00	(5)	11.21	12.50%		228,472	3.43	%(7)	3.57	%(7)	(1.64	)%(7)	191.65	%(8)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities						Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Index Plus Fund
Institutional Class Shares
10/01/2015-09/30/2016	$9.28	$0.07		$1.42		$1.49		$(0.07)	$(0.11)	$(0.18)
03/31/2015*-09/30/2015	10.00	0.03		(0.75)		(0.72)		—	—	—

Gotham Index Core Fund
Institutional Class Shares
09/30/2016**-09/30/2016	$10.00	$—		$(0.01)		$(0.01)		$—	$—	$—

Gotham Hedged Plus Fund
Institutional Class Shares
03/31/2016***-09/30/2016	$10.00	$0.00	(5)	$0.08		$0.08		$—	$—	$—

Gotham Hedged Core Fund
Institutional Class Shares
09/30/2016**-09/30/2016	$10.00	$—		$(0.00	)(5)	$(0.00	)(5)	$—	$—	$—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Index Plus Fund would be 1.18% and 1.50% for the year ended September 30, 2016 and the period ended September 30, 2015, respectively, and for the Gotham Hedged Plus Fund, it would be 1.15% for the period ended September 30, 2016.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.
(8)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Net ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Gross ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$0.00	(5)	$10.59	16.14%	$44,190	3.41%		3.80%		0.72%		234.14%
—		9.28	(7.20)%	7,669	3.63	%(6)	4.75	%(6)	0.62	%(6)	94.47	%(7)

$—		$9.99	(0.10)%	$1,999	—		—		—		—

$—		$10.08	0.80%	$2,015	3.13	%(6)	8.17	%(6)	0.00	%(6)(8)	151.89	%(7)

$—		$10.00	0.00%	$1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Institutional Value Fund
Institutional Class Shares
12/31/2015*-09/30/2016	$10.00	$0.11	$0.76	$0.87	$—	$—	$—

Gotham Defensive Long Fund
Institutional Class Shares
09/30/2016**-09/30/2016	$10.00	$—	$(0.01)	$(0.01)	$—	$—	$—

Gotham Defensive Long 500 Fund
Institutional Class Shares
09/30/2016**-09/30/2016	$10.00	$—	$(0.01)	$(0.01)	$—	$—	$—

Gotham Total Return Fund
Institutional Class Shares
10/01/2015-09/30/2016	$9.33	$0.17	$0.72	$0.89	$(0.18)	$(0.02)	$(0.20)
03/31/2015***-09/30/2015	10.00	(0.01)	(0.66)	(0.67)	—	—	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(4)	The Gotham Total Return Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Annualized.
(6)	Not annualized.
(7)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—		$10.87	8.70%	$2,236	0.95	%(5)	4.90	%(5)	1.41	%(5)	243.77	%(6)

$—		$9.99	(0.10)%	$1,999	—		—		—		—

$—		$9.99	(0.10)%	$1,999	—		—		—		—

$—		$10.02	9.65%	$8,062	0.17%		1.55%		1.78%		5.85%
0.00	(7)	9.33	(6.70)%	7,010	0.18	%(5)	1.57	%(5)	(0.18	)%(5)	42.30	%(6)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2016

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Index Core Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Institutional Value Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s commencement of operations are as follows:

Gotham Absolute Return Fund	August 31, 2012
Gotham Absolute 500 Fund	July 31, 2014
Gotham Absolute 500 Core Fund	September 30, 2016
Gotham Enhanced Return Fund	May 31, 2013
Gotham Enhanced 500 Fund	December 31, 2014
Gotham Enhanced 500 Core Fund	September 30, 2016
Gotham Neutral Fund	August 30, 2013
Gotham Index Plus Fund	March 31, 2015
Gotham Index Core Fund	September 30, 2016
Gotham Hedged Plus Fund	March 31, 2016
Gotham Hedged Core Fund	September 30, 2016
Gotham Institutional Value Fund	December 31, 2015
Gotham Defensive Long Fund	September 30, 2016
Gotham Defensive Long 500 Fund	September 30, 2016
Gotham Total Return Fund (operates as a “Fund of Funds”)	March 31, 2015

The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

All the Funds except for the Gotham Institutional Value Fund and the Gotham Total Return Fund seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. The Gotham Institutional Value Fund seeks to achieve its investment objective by primarily investing in long positions of U.S. equity securities listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500-700 U.S. companies based on market capitalization. The Gotham Total Return Fund seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

Effective May 1, 2015, each of the Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund changed its fiscal year end from April 30 to September 30.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, including open-end funds and exchange traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risk of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of September 30, 2016, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Gotham Absolute Return Fund	$592,289,227	$701,584,568	$562,445,323
Gotham Absolute 500 Fund	11,187,126	11,937,664	7,153,972
Gotham Enhanced Return Fund	692,141,303	715,259,946	328,818,603
Gotham Enhanced 500 Fund	16,862,929	18,058,827	5,590,474
Gotham Neutral Fund	748,584,371	766,488,493	648,689,514
Gotham Index Plus Fund	36,407,511	40,295,577	11,914,555
Gotham Hedged Plus Fund	1,764,814	2,372,562	662,838

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended September 30, 2016:

Rebate Income/Fees
Gotham Absolute Return Fund	$4,346,086
Gotham Absolute 500 Fund	2,253
Gotham Enhanced Return Fund	2,657,947
Gotham Enhanced 500 Fund	(3,724)
Gotham Neutral Fund	2,596,753
Gotham Index Plus Fund	(9,377)
Gotham Hedged Plus Fund	(589)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended September 30, 2016:

	Short Sales Proceeds	Financing Charges
Gotham Absolute Return Fund	$30,969,706	$402,679
Gotham Absolute 500 Fund	4,042,375	33,207
Gotham Enhanced Return Fund	357,992,778	3,263,937
Gotham Enhanced 500 Fund	10,951,559	62,896
Gotham Neutral Fund	122,573,614	1,078,655
Gotham Index Plus Fund	24,264,058	111,192
Gotham Hedged Plus Fund	1,105,879	4,069

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

Revisions to Certain Prior Year Information — Included in the Statement of Changes in Net Assets for each of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund are revisions to correct the allocation between net realized gain/(loss) and net unrealized appreciation/(depreciation) for the period ended September 30, 2015. These revisions did not impact net assets, results of operations or total distributions and are not material to the financial statements taken as a whole.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Gotham Absolute Return Fund	2.00%
Gotham Absolute 500 Fund(1)	1.35%
Gotham Absolute 500 Core Fund(2)	1.00%
Gotham Enhanced Return Fund	2.00%
Gotham Enhanced 500 Fund(1)	1.35%
Gotham Enhanced 500 Core Fund(2)	1.00%
Gotham Neutral Fund	2.00%
Gotham Index Plus Fund(3)	1.00%
Gotham Index Core Fund(2)	0.70%
Gotham Hedged Plus Fund(4)	1.00%
Gotham Hedged Core Fund(2)	0.70%
Gotham Institutional Value Fund(5)	0.80%
Gotham Defensive Long Fund(2)	2.00%
Gotham Defensive Long 500 Fund(2)	1.35%
Gotham Total Return Fund(6)	—%

(1)	Effective September 1, 2016, the investment advisory fee is 1.35%. For the period December 7, 2015 to August 31, 2016, the investment advisory fee was 1.50%. Prior to December 7, 2015 the investment advisory fee was 2.00%.
(2)	The Fund commenced operations on September 30, 2016.
(3)	Effective December 7, 2015, the investment advisory fee is 1.00%. Prior to December 7, 2015 the investment advisory fee was 1.33%.
(4)	The Fund commenced operations on March 31, 2016.
(5)	The Fund commenced operations on December 31, 2015.
(6)	For the Gotham Total Return Fund, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 2.00% of the Gotham Total Return Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Gotham Total Return Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Gotham Total Return Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay a management fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended September 30, 2016.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

		Termination Date
Gotham Absolute Return Fund(1)	2.15%	August 31, 2017
Gotham Absolute 500 Fund(2)	1.50%	January 31, 2019
Gotham Absolute 500 Core Fund(3)	1.15%	January 31, 2020
Gotham Enhanced Return Fund(1)	2.15%	August 31, 2017
Gotham Enhanced 500 Fund(2)	1.50%	January 31, 2019
Gotham Enhanced 500 Core Fund(3)	1.15%	January 31, 2020
Gotham Neutral Fund(1)	2.15%	August 31, 2017
Gotham Index Plus Fund(4)	1.15%	January 31, 2019
Gotham Index Core Fund(3)	0.85%	January 31, 2020
Gotham Hedged Plus Fund(5)	1.15%	January 31, 2020
Gotham Hedged Core Fund(3)	0.85%	January 31, 2020
Gotham Institutional Value Fund(6)	0.95%	January 31, 2019
Gotham Defensive Long Fund(3)	2.15%	January 31, 2020
Gotham Defensive Long 500 Fund(3)	1.50%	January 31, 2020
Gotham Total Return Fund(7)	0.17%	January 31, 2019

(1)	Effective September 1, 2016, the expense limitation rate is 2.15%. Prior to December 7, 2015, the expense limitation rate was 2.25%.
(2)

Effective September 1, 2016, the expense limitation rate is 1.50%. For the period December 7, 2015 to August 31, 2016, the expense limitation rate was 1.75%. Prior to December 7, 2015, the expense limitation rate was 2.25%.

(3)	The Fund commenced operations on September 30, 2016.
(4)

Effective March 31, 2016, the expense limitation rate is 1.15%. For the period, December 7, 2015 to March 30, 2016, the expense limitation rate was 1.17%. Prior to December 7, 2015, the expense limitation rate was 1.50%.

(5)	The Fund commenced operations on March 31, 2016.
(6)	The Fund commenced operations on December 31, 2015.
(7)	Prior to June 1, 2015, the Expense Limitation was 0.25%.

For the period ended September 30, 2016, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$35,380,440	$ —	$35,380,440
Gotham Absolute 500 Fund	254,712	(32,059)	222,653
Gotham Enhanced Return Fund	20,212,822	—	20,212,822
Gotham Enhanced 500 Fund	193,671	(76,809)	116,862
Gotham Neutral Fund	15,561,462	—	15,561,462
Gotham Index Plus Fund	233,736	(89,405)	144,331
Gotham Hedged Plus Fund	9,853	(49,689)	(39,836)
Gotham Institutional Value Fund	12,137	(59,712)	(47,575)
Gotham Total Return Fund	—	(107,341)	(107,341)

The Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2016, the amount of potential reimbursement from the Funds to the Adviser are as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

	Expiration 04/30/2018	Expiration 09/30/2018	Expiration 09/30/2019
Gotham Absolute 500 Fund	$99,209	$29,092	$ 32,059
Gotham Enhanced 500 Fund	N/A	48,788	76,809
Gotham Index Plus Fund	N/A	37,317	89,405
Gotham Hedged Plus Fund	N/A	N/A	49,689
Gotham Institutional Value Fund	N/A	N/A	59,712
Gotham Total Return Fund	N/A	36,613	107,341

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended September 30, 2016 was $276,598. An employee of BNY Mellon serves as an Officer of the Trust. They are not compensated by the Funds or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Funds.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

Investment in Affiliated Funds

The following table lists each issuer owned by Gotham Total Return Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2016:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

Gotham Total Return Fund
							Dividend	Net Realized
							Income	Loss
							for the	for the
	Shares					Shares	Year	Year
	Held at	Value at	Purchase	Sales	Value at	Held at	ended	ended
Name of Issuer	9/30/15	9/30/15	Cost	Proceeds	9/30/16	9/30/16	9/30/16	9/30/16
Gotham Absolute 500 Fund	287,183	$2,814,394	$430,229	$182,216	$3,186,686	312,114	$103,637	$(11,797)
Gotham Enhanced 500 Fund	167,456	1,507,104	194,514	102,498	1,809,871	177,091	10,819	(8,230)
Gotham Index Plus Fund	166,597	1,546,020	213,555	102,499	1,882,353	177,748	29,852	(5,275)
Gotham Neutral Fund	112,576	1,124,634	129,835	68,333	1,177,956	118,865	7,369	(3,424)

3. Investment in Securities

For the year ended September 30, 2016 (with respect to Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Neutral Fund, Gotham Index Plus Fund and Gotham Total Return Fund), from the commencement of operations of the Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Core Fund, Gotham Index Core Fund, Gotham Hedged Core Fund, Gotham Defensive Long Fund and Gotham Defensive Long 500 Fund on September 30, 2016, the Gotham Hedged Plus Fund on March 31, 2016, and the Gotham Institutional Value Fund on December 31, 2015 through September 30, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Gotham Absolute Return Fund	$5,753,667,914	$7,891,926,590
Gotham Absolute 500 Fund	58,149,178	63,348,262
Gotham Absolute 500 Core Fund	1,197,264	—
Gotham Enhanced Return Fund	4,298,435,617	4,801,904,198
Gotham Enhanced 500 Fund	73,317,022	51,110,492
Gotham Enhanced 500 Core Fund	1,975,454	—
Gotham Neutral Fund	2,838,082,508	2,965,796,103
Gotham Index Plus Fund	160,660,511	99,799,622
Gotham Index Core Fund	1,975,454	—
Gotham Hedged Plus Fund	6,923,085	4,076,449
Gotham Hedged Core Fund	1,197,264	—
Gotham Institutional Value Fund	6,628,029	4,533,724
Gotham Defensive Long Fund	1,975,454	—
Gotham Defensive Long 500 Fund	1,975,454	—
Gotham Total Return Fund	968,133	455,546

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

4. Capital Share Transactions

For the periods ended September 30, 2016, September 30, 2015 and April 30, 2015, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended		For the Period Ended		For the Period Ended
	September 30, 2016		September 30, 2015		April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Absolute Return Fund:*
Institutional Class Shares:
Sales	28,752,517	$358,931,969	33,663,073	$441,504,937	215,551,538	$2,966,057,341
Reinvestments	1,281,671	15,777,370	—	—	2,085,226	28,838,677
Redemption Fees**	—	362,242	—	105,622	—	264,109
Redemptions	(158,181,691)	(1,974,710,680)	(98,279,485)	(1,272,556,307)	(62,720,044)	(860,214,594)

Net Increase (Decrease)	(128,147,503)	$(1,599,639,099)	(64,616,412)	$(830,945,748)	154,916,720	$2,134,945,533

Gotham Absolute 500 Fund:*(1)
Institutional Class Shares:
Sales	779,096	$7,965,630	658,503	$6,740,370	1,121,170	$11,474,896
Reinvestments	70,100	689,784	—	—	15,987	168,661
Redemption Fees**	—	11,561	—	—	—	5,948
Redemptions	(1,144,239)	(11,343,529)	(57,562)	(602,099)	(126,329)	(1,322,382)

Net Increase (Decrease)	(295,043)	$(2,676,554)	600,941	$6,138,271	1,010,828	$10,327,123

Gotham Absolute 500 Core Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Enhanced Return Fund:*
Institutional Class Shares:
Sales	14,187,433	$160,146,876	6,602,243	$79,119,696	78,071,406	$1,005,549,363
Reinvestments	1,489,283	16,486,359	—	—	6,630,274	84,204,481
Redemption Fees**	—	12,274	—	10,519	—	245,378
Redemptions	(36,527,088)	(408,740,175)	(31,040,545)	(367,980,390)	(23,587,091)	(299,723,648)

Net Increase (Decrease)	(20,850,372)	$(232,094,666)	(24,438,302)	$(288,850,175)	61,114,589	$790,275,574

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

	For the Period Ended		For the Period Ended		For the Period Ended
	September 30, 2016		September 30, 2015		April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Enhanced 500 Fund:(3)
Institutional Class Shares:
Sales	1,286,383	$12,360,586	690,009	$6,917,559	—	$—
Reinvestments	4,502	42,497	—	—	—	—
Redemption Fees**	—	330	—	—	—	—
Redemptions	(21,467)	(207,488)	(15,269)	(158,645)	—	—

Net Increase	1,269,418	$12,195,925	674,740	$6,758,914	—	$—

Gotham Enhanced 500 Core Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Neutral Fund:*
Institutional Class Shares:
Sales	49,086,285	$488,625,057	16,276,350	$161,816,119	101,376,317	$1,132,773,493
Reinvestments	370,929	3,642,528	—	—	1,692,457	18,532,401
Redemption Fees**	—	71,028	—	23,837	—	258,989
Redemptions	(46,032,949)	(458,622,215)	(30,132,986)	(302,671,143)	(33,988,109)	(368,594,203)

Net Increase (Decrease)	3,424,265	$33,716,398	(13,856,636)	$(140,831,187)	69,080,665	$782,970,680

Gotham Index Plus Fund:(4)
Institutional Class Shares:
Sales	3,411,887	$34,596,267	826,186	$8,301,388	—	$—
Reinvestments	14,755	144,604	—	—	—	—
Redemption Fees**	—	1,796	—	—	—	—
Redemptions	(79,022)	(798,327)	—	—	—	—

Net Increase	3,347,620	$33,944,340	826,186	$8,301,388	—	$—

Gotham Index Core Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

	For the Period Ended September 30, 2016		For the Period Ended September 30, 2015		For the Period Ended April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Hedged Plus Fund:(5)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Hedged Core Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Institutional Value Fund:(6)
Institutional Class Shares:
Sales	205,603	$2,061,073	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	205,603	$2,061,073	—	$—	—	$—

Gotham Defensive Long Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

Gotham Defensive Long 500 Fund:(2)
Institutional Class Shares:
Sales	200,000	$2,000,000	—	$—	—	$—
Reinvestments	—	—	—	—	—	—
Redemption Fees**	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—

Net Increase	200,000	$2,000,000	—	$—	—	$—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

	For the Period Ended September 30, 2016		For the Period Ended September 30, 2015		For the Period Ended April 30, 2015
	Shares	Value	Shares	Value	Shares	Value
Gotham Total Return Fund:(4)
Institutional Class Shares:
Sales	83,211	$820,628	751,884	$7,599,493	—	$—
Reinvestments	17,269	163,016	—	—	—	—
Redemption Fees**	—	—	—	29	—	—
Redemptions	(47,478)	(460,062)	(297)	(2,959)	—	—

Net Increase	53,002	$523,582	751,587	$7,596,563	—	$—

*	Each of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund changed its year end from April 30 to September 30.
**

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital. (Prior to February 1, 2016, the redemption fee was charged on shares redeemed within 90 days of purchase.)

(1)	Commencement of operations July 31, 2014.
(2)	Commencement of operations September 30, 2016.
(3)	Commencement of operations December 31, 2014.
(4)	Commencement of operations March 31, 2015.
(5)	Commencement of operations March 31, 2016.
(6)	Commencement of operations December 31, 2015.

As of September 30, 2016, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Gotham Absolute 500 Fund
Affiliated Shareholders	40%
Affiliated Fund	24%
Gotham Absolute 500 Core Fund
Affiliated Shareholders	100%
Gotham Enhanced 500 Fund
Affiliated Shareholders	60%
Affiliated Fund	9%
Gotham Enhanced 500 Core Fund
Affiliated Shareholders	100%
Gotham Index Core Fund
Affiliated Shareholders	100%
Gotham Hedged Plus Fund
Affiliated Shareholders	100%
Gotham Hedged Core Fund
Affiliated Shareholders	100%
Gotham Institutional Value Fund
Affiliated Shareholders	97%
Gotham Defensive Long Fund
Affiliated Shareholders	100%
Gotham Defensive Long 500 Fund
Affiliated Shareholders	100%
Gotham Total Return Fund
Affiliated Shareholders	88%

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

5. Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended September 30, 2016, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of September 30, 2016 and the income generated from the programs during the period ended September 30, 2016, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Gotham Absolute Return Fund	$182,927,835	$185,303,020	$—	$2,639,344
Gotham Absolute 500 Fund	2,059,808	2,093,985	—	1,762
Gotham Enhanced Return Fund	315,781,576	319,346,369	—	1,785,045
Gotham Enhanced 500 Fund	4,658,174	4,729,768	—	1,275
Gotham Neutral Fund	70,523,196	71,688,243	—	1,269,554
Gotham Index Plus Fund	11,835,420	12,001,529	—	2,913
Gotham Hedged Plus Fund	62,667	63,578	—	3

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2016:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount**
Gotham Absolute Return Fund	$182,927,835	$—	$182,927,835	$—	$(182,927,835)	$—
Gotham Absolute 500 Fund	2,059,808	—	2,059,808	—	(2,059,808)	—
Gotham Enhanced Return Fund	315,781,576	—	315,781,576	—	(315,781,576)	—
Gotham Enhanced 500 Fund	4,658,174	—	4,658,174	—	(4,658,174)	—
Gotham Neutral Fund	70,523,196	—	70,523,196	—	(70,523,196)	—
Gotham Index Plus Fund	11,835,420	—	11,835,420	—	(11,835,420)	—
Gotham Hedged Plus Fund	62,667	—	62,667	—	(62,667)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of September 30, 2016, primarily attributed to non-deductible expenses, capitalized dividends on short sales, return of capital distributions and write-off of current year net operating loss, were reclassified among the following accounts:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Gotham Absolute Return Fund	$21,142,774	$(836,167)	$(20,306,607)
Gotham Absolute 500 Fund	19,159	397,796	(416,955)
Gotham Enhanced Return Fund	1,977,083	(517,778)	(1,459,305)
Gotham Enhanced 500 Fund	20,984	(9,076)	(11,908)
Gotham Neutral Fund	7,199,120	(631,622)	(6,567,498)
Gotham Index Plus Fund	28,070	(28,070)	—
Gotham Hedged Plus Fund	15,273	(756)	(14,517)
Gotham Institutional Value Fund	23,590	—	(23,590)
Gotham Total Return Fund	4,011	3,880	(7,891)

The tax character of distributions paid by the Funds during the year/period ended September 30, 2016 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Gotham Absolute Return Fund	$—	$29,543,842	$—
Gotham Absolute 500 Fund	196,162	121,226	380,847
Gotham Enhanced Return Fund	—	18,962,062	—
Gotham Enhanced 500 Fund	42,497	—	—
Gotham Neutral Fund	—	4,408,426	—
Gotham Index Plus Fund	131,388	13,216	—
Gotham Total Return Fund	163,016	—	—

There were no dividends or distributions paid by the Funds during the period ended September 30, 2015.

The tax character of distributions paid by the Funds during the year/period ended April 30, 2015 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend
Gotham Absolute Return Fund	$46,471,975	$9,280,887
Gotham Absolute 500 Fund	168,661	—
Gotham Enhanced Return Fund	48,414,982	54,108,039
Gotham Neutral Fund	20,413,423	205,238

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2016

As of September 30, 2016, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Gotham Absolute Return Fund	$(212,053,350)	$—	$—	$85,044,533	$(45,718,122)	$(1)
Gotham Absolute 500 Fund	—	—	—	867,896	(777,743)	—
Gotham Enhanced Return Fund	(60,397,895)	—	—	73,977,742	—	(11,693)
Gotham Enhanced 500 Fund	—	57,635	—	986,872	(108,467)	—
Gotham Neutral Fund	(127,372,348)	—	—	33,021,683	(7,979,812)	—
Gotham Index Plus Fund	—	173,235	—	1,871,217	(91,690)	—
Gotham Hedged Plus Fund	—	15,319	—	18,443	(4,131)	—
Gotham Institutional Value Fund	—	44,870	—	173,046	(19,513)	—
Gotham Total Return Fund	—	—	—	(17,358)	(32,018)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2016, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Gotham Absolute Return Fund	$1,104,368,421	$200,101,847	$(118,271,063)	$81,830,784
Gotham Absolute 500 Fund	18,545,469	2,669,504	(1,917,857)	751,647
Gotham Absolute 500 Core Fund	1,197,264	—	(909)	(909)
Gotham Enhanced Return Fund	1,552,673,709	216,223,442	(130,739,902)	85,483,540
Gotham Enhanced 500 Fund	35,168,904	3,859,931	(2,457,580)	1,402,351
Gotham Enhanced 500 Core Fund	1,975,454	—	(1,500)	(1,500)
Gotham Neutral Fund	894,330,310	163,483,530	(112,921,373)	50,562,157
Gotham Index Plus Fund	77,597,521	6,801,488	(4,165,839)	2,635,649
Gotham Index Core Fund	1,975,454	—	(1,500)	(1,500)
Gotham Hedged Plus Fund	2,905,359	258,762	(187,412)	71,350
Gotham Hedged Core Fund	1,197,264	—	(909)	(909)
Gotham Institutional Value Fund	2,074,792	232,697	(59,651)	173,046
Gotham Defensive Long Fund	1,975,454	—	(1,500)	(1,500)
Gotham Defensive Long 500 Fund	1,975,454	—	(1,500)	(1,500)
Gotham Total Return Fund	8,074,224	88,345	(105,703)	(17,358)

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2016

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2016. For the period ended September 30, 2016, the Funds deferred to October 1, 2016 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Gotham Absolute Return Fund	$1,948,743	$93,587,593	$(49,818,214)
Gotham Absolute 500 Fund	11,056	1,006,880	(240,193)
Gotham Enhanced 500 Fund	—	108,467	—
Gotham Neutral Fund	5,098,749	22,610,655	(19,729,592)
Gotham Index Plus Fund	—	91,690	—
Gotham Hedged Plus Fund	—	4,131	—
Gotham Institutional Value Fund	—	19,513	—
Gotham Total Return Fund	6,350	25,668	—

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2016, the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund had short-term capital loss carryforwards in the amount of $212,053,350, $60,397,895, and $127,372,348, respectively. The Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund, Gotham Hedged Plus Fund, Gotham Institutional Value Fund; and Gotham Total Return Fund did not have any capital loss carryforwards.

During the fiscal year ended September 30, 2016, the Gotham Enhanced Return Fund utilized $40,039,333 of post-enactment capital loss carryforward.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, Gotham Hedged Plus Fund, Gotham Index Core Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund, and Gotham Total Return Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of the Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, Gotham Hedged Plus Fund, Gotham Index Core Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund, and Gotham Total Return Fund (the “Funds”) at September 30, 2016, the results of each of their operations and their cash flows, as applicable, for the year or period then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian, broker, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 22, 2016

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each fund’s income and distributions for the taxable year ended September 30, 2016. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. During the fiscal year ended September 30, 2016, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Gotham Absolute Return Fund	$ —	$29,543,842
Gotham Absolute 500 Fund	196,162	121,226
Gotham Enhanced Return Fund	—	18,962,062
Gotham Enhanced 500 Fund	42,497	—
Gotham Neutral Fund	—	4,408,426
Gotham Index Plus Fund	131,388	13,216
Gotham Total Return Fund	163,016	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2016 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Gotham Enhanced 500 Fund	100.00%
Gotham Index Plus Fund	72.22%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Gotham Enhanced 500 Fund	100.00%
Gotham Index Plus Fund	74.44%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Gotham Index Plus Fund	2.98%
Gotham Total Return Fund	0.24%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

Gotham Absolute 500 Return	100.00%
Gotham Index Plus Fund	40.40%
Gotham Total Return Fund	16.59%

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2016. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2017.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Advisory Agreement

Continuation of Investment Advisory Agreement between Gotham Asset Management, LLC and FundVantage Trust on behalf of Gotham Enhanced Return Fund, Gotham Absolute Return Fund, Gotham Neutral Fund, Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund and Gotham Total Return Fund.

At a meeting held on June 20-21, 2016 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Advisor”) and the Trust (the “Agreement”) on behalf of the Gotham Enhanced Return Fund, Gotham Absolute Return Fund, Gotham Neutral Fund, Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund and Gotham Total Return Fund (“Gotham Funds”). At the June Meeting, the Board considered the continuation of the Agreement with respect to the Gotham Funds for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Gotham Funds, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Gotham Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Gotham Funds, (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with senior personnel of Gotham as provided at the Board meetings throughout the year covering matters such as the relative performance of the Gotham Funds; compliance with the investment objectives, policies, strategies and limitations for the Gotham Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Representatives from Gotham attended the June Meeting both in person and via teleconference. The representatives discussed Gotham’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

The Trustees considered the investment performance for the Gotham Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective Lipper categories for the since inception, year-to-date one year, two year and three year periods ended March 31, 2016, and their respective benchmark indices for the one-year, three- year and since-inception periods, as applicable. The Trustees considered the short-term and long-term performance of the Gotham Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. The Trustees also noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.

The Trustees noted that the Gotham Absolute Return Fund outperformed the HFRX Equity Hedge Index for the one-year, three-year and since-inception (August 31, 2012) periods ended April 30, 2016. The Trustees also noted that the Gotham Absolute Return Fund underperformed the median of the Lipper Absolute Return Fund Index for the one-year period ended March 31, 2016 and outperformed the Lipper Absolute Return Fund Index for the year-to-date, two-year, three-year and since-inception periods ended March 31, 2016. The Trustees concluded that, although the Gotham Absolute Return Fund had underperformed the median of the Lipper Absolute Return Fund Index during certain periods, the performance of the Gotham Absolute Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Enhanced Return Fund underperformed the S&P 500 Total Return Index for the one-year and since-inception (May 31, 2013) periods ended April 30, 2016. The Trustees also noted that the Gotham Enhanced Return Fund underperformed the median of the Lipper Alternative Long/Short Equity Index for the one-year period ended March 31, 2016 and outperformed for the year-to-date, two-year and since-inception periods ended March 31, 2016. The Trustees concluded that, although the Gotham Enhanced Return Fund had underperformed the index and the median of the Lipper Alternative Long/Short Equity Index during certain periods, the performance of the Gotham Enhanced Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Neutral Fund underperformed the BofA Merrill Lynch 3-Month US Treasury Bill Index for the one-year period ended April 30, 2016, and outperformed the BofA Merrill Lynch 3-Month US Treasury Bill Index since inception (August 30, 2013) for the period ended April 30, 2016. The Trustees also noted that the Gotham Neutral Fund underperformed the median of the Lipper Alternative Equity Market Neutral Index for the one-year and two-year periods ended March 31, 2016 and outperformed the median of the Lipper Alternative Equity Market Neutral Index for the year-to-date and since-inception periods ended March 31, 2016. The Trustees concluded that, although the Gotham Neutral Fund had underperformed the index and the median of the Lipper Alternative Equity Market Neutral Index for certain periods, the performance of the Gotham Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Absolute 500 Fund outperformed the HFRX Equity Hedge Index for the one-year and since-inception (July 31, 2014) periods ended April 30, 2016. Additionally, the Trustees noted that the Gotham Absolute 500 Fund outperformed the Lipper Alternative Long/Short Equity Fund Index for the year-to-date, one-year and since-inception periods ended March 31, 2016. The Trustees concluded that the performance of the Gotham Absolute 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Enhanced 500 Fund underperformed the S&P 500 Total Return Index for the one-year and since-inception (December 31, 2014) periods ended April 30, 2016. The Trustees also noted that the Gotham Enhanced 500 Fund underperformed the median of the Lipper Alternative Long/Short Equity Fund Index for the since-inception period ended March 31, 2016 and outperformed the median of the Lipper Alternative Long/Short Equity Fund Index for

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

the year-to-date and one-year periods ended March 31, 2016. The Trustees concluded that although the Gotham Enhanced 500 Fund had underperformed the index and the median of the Lipper Alternative Long/Short Equity Fund Index during certain periods, the performance of the Gotham Enhanced 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Index Plus Fund outperformed the S&P 500 Total Return Index for the one-year and since-inception (August 30, 2013) periods ended April 30, 2016. The Trustees concluded that the performance of the Gotham Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the Gotham Total Return Fund outperformed the HFRX Equity Hedge Index for the one-year period ended April 30, 2016. The Trustees also noted that the Gotham Total Return Fund outperformed the Lipper Alternative Long/Short Equity Fund Index for the year-to-date, one-year and since-inception (March 31, 2015) periods ended March 31, 2016. The Trustees concluded that the performance of the Gotham Total Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Gotham Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Gotham Funds. The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Gotham Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Gotham Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Gotham Fund:

Gotham Absolute Return Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Absolute Return Fund Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the fund’s advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Enhanced Return Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Neutral Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Equity Market-Neutral Fund

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Absolute 500 Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Enhanced 500 Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Index Plus Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the fund’s applicable Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

Gotham Total Return Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee was higher and the net total expense ratio was lower for the fund’s Institutional Class shares than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Total Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper Fund category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the fund from Gotham.

The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Gotham Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Gotham Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Gotham Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Gotham Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Gotham Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Gotham Funds.

In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Gotham Funds grow and whether fee rate levels reflect these economies of scale for the benefit of fund shareholders. The Board noted the Adviser’s representation that none of the funds have reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that breakpoints are not appropriate at this time. The Board further noted the Adviser’s representation that the capacity of certain of the funds, specifically the funds that invest in mid- and small-cap companies, was constrained, and as such the ability of those certain funds to achieve future economies of scale was limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the funds and that therefore it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

At this time, the Trustees determined to approve the Gotham Agreement for an additional one year period. In voting to approve the continuation of the Gotham Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Gotham Agreement would be in the best interests of the Gotham Funds and their shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Gotham Enhanced Return Fund, Gotham Absolute Return Fund, Gotham Neutral Fund, Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund, Gotham Index Plus Fund and Gotham Total Return Fund, each for a one year period.

Approval of new investment advisory agreement between Gotham Asset Management, LLC and the FundVantage Trust on behalf of Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, Gotham Index Core Fund, Gotham Neutral 500 Fund, Gotham Defensive Long 500 Fund and Gotham Defensive Long Fund.

At a meeting held on September 28-29, 2016 (the “September Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved of the proposed advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Advisor”) and the Trust (the “New Agreement”) on behalf of the Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, Gotham Index Core Fund, Gotham Neutral 500 Fund, Gotham Defensive Long 500 Fund and Gotham Defensive Long Fund (each a “New Gotham Fund,” and together the “New Gotham Funds”). At the September Meeting, the Board considered the approval of the Agreement with respect to the New Gotham Funds for an initial two year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: regarding (i) services to be provided for the New Gotham Fund, (ii) the size and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the New Gotham Fund, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the New Gotham Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the New Gotham Fund, and (x) compliance with federal securities laws and other regulatory requirements.

Representatives from Gotham attended the September Meeting via teleconference. The representatives from Gotham discussed the firm’s investment strategy in connection with each New Gotham Fund and answered questions from the Board. The Trustees considered that the proposed strategies for the New Gotham Funds were new, and therefore did not have historical performance. However, the Trustees noted that they have received performance information for the other series of the Trust advised by Gotham, which was representative of the Adviser’s performance in implementing certain types of strategies to be employed for the New Gotham Funds. The Trustees also received performance information of private accounts managed by Gotham with similar strategies to the Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, and Gotham Index Core Fund.

The Trustees also noted that the representatives of Gotham had provided information regarding its proposed advisory fees and an analysis of these fees in relation to the services proposed to be provided to the New Gotham Funds and any other ancillary benefit resulting from Gotham’s relationship with the New Gotham Funds. The Trustees also reviewed information regarding the fees Gotham charges to the other Gotham Funds, including a comparison to such Gotham Funds’ respective Lipper peer groups. The Trustees also discussed the limitations of the comparative expense information, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Gotham Funds’ respective Lipper categories.

The Trustees also evaluated explanations provided by Gotham as to differences in fees proposed to be charged to the New Gotham Funds and other similarly managed accounts or funds. The Trustees also evaluated explanations provided by Gotham regarding its belief that the proposed advisory fees are within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees also considered that the proposed contractual advisory fees of the New Gotham Funds of 0.70% for the Gotham Hedged Core Fund and Gotham Index Core Fund, 1.00% for the Gotham Absolute 500 Core Fund and Gotham Enhanced 500 Core Fund, 1.35% for the Gotham Neutral 500 Fund, 1.35% for the Gotham Defensive Long 500 Fund and 2.00% for the Gotham Defensive Long Fund are either the same as or lower than the contractual advisory fees for other existing Gotham Funds. The Trustees concluded that the advisory fees and services proposed to be provided by Gotham are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the New Gotham Fund as measured by the information provided by Gotham.

The Trustees then considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s CCO. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the New Gotham Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services proposed to be provided to the New Gotham Funds by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the New Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the New Gotham Funds are likely to benefit from the provision of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the New Gotham Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

The Trustees also considered the costs of the services to be provided by Gotham, the compensation and benefits to be received by Gotham in providing services to the New Gotham Funds, as well as Gotham’s profitability. The Trustees

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Other Information (Concluded)

(Unaudited)

noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the New Gotham Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee levels were reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the New Gotham Funds.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the New Gotham Funds are anticipated to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the New Gotham Funds for the benefit of shareholders, but the advisory fee structures of the New Gotham Funds did not currently include breakpoint reductions as asset levels increase.

At this time, the Trustees determined to approve the New Agreement with regard to the New Gotham Funds for an initial two-year term. In voting to approve the New Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the New Agreement would be in the best interests of the New Gotham Funds and their shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the New Agreement with respect to Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Core Fund, Gotham Hedged Core Fund, Gotham Index Core Fund, Gotham Neutral 500 Fund, Gotham Defensive Long 500 Fund and Gotham Defensive Long Fund, each for an initial two year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. The person listed under “Interested Trustee” below is an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act. Each person who is not an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or the Underwriter within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below. An employee of BNY Mellon is an officer of the Trust. They are not compensated by the Funds or the Trust. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

		INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006	38	Optimum Fund Trust (registered investment company) (6 Portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	38	None.

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	38	None.

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	38	Copeland Trust (registered investment company) (2 portfolios); Context Capital Funds (registered investment company) (1 portfolio).

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

		INTERESTED TRUSTEE[1]

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	38	None.

1 Ms. Wolcott may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act by reason of her former position as Executive Vice President of BNY Mellon Asset Servicing, the administrator and accounting agent and transfer agent to the Trust.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of BNY Mellon Investment Servicing (US) Inc. and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) since 2015; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

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Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOT-0916

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There was one amendment for the code of ethics for the annual period ended September 30, 2016. T. Richard Keyes has replaced James Shaw as Treasurer of the FundVantage Trust.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Nicholas Marsini, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each of Messrs. Mansur, Marsini and Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

The Registrant’s Board of Trustees has determined that Mr. Marsini acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level positions) of several large financial institutions.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $213,590 for the fiscal year ending September 30, 2016, $157,000 for the fiscal year ending September 30, 2015, and $95,250 for the fiscal year ending April 30, 2015.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30. 2016, $0 for the fiscal year ending September 30, 2015, and $0 for the fiscal year ending April 30, 2015.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending September 30. 2016, $0 for the fiscal year ending September 30, 2015, and $0 for the fiscal year ending April 30, 2015.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30. 2016, $0 for the fiscal year ending September 30, 2015, and $0 for the fiscal year ending April 30, 2015.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)	Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending September 30. 2016, $0 for the fiscal year ending September 30, 2015, and $0 for the fiscal year ending April 30, 2015.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/1/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	12/1/2016

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	12/1/2016

*	Print the name and title of each signing officer under his or her signature.